UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07763

LITMAN GREGORY FUNDS TRUST

(Exact name of registrant as specified in charter)

2301 Rosecrans Avenue, Suite 2150

El Segundo, California

(Address of principal executive offices) (zip code)

(Name and address of agent for service)

Jeffrey K. Seeley

2301 Rosecrans Avenue, Suite 2150

El Segundo, California

Registrant’s telephone number, including area code: (925) 254-8999

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders.

(a) The Reports to Shareholders are attached herewith.

Institutional:

APAMX

iMGP APA Enhanced Income Municipal Fund

Annual Shareholder Report December 31, 2024

Fund Overview

This Annual Shareholder Report contains important information about iMGP APA Enhanced Income Municipal Fund for the period of December 16, 2024 to December 31, 2024. You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$2	0.59%

How did the Fund perform last year and what affected its performance?

No discussion is provided since the Fund commenced operations on December 16, 2024.

Fund Performance

No performance information is provided since the Fund commenced operations on December 16, 2024.

Key Fund Statistics

Total Net Assets	$14,606,329
# of Fund Holdings	47
Fund Turnover Rate	0%
Total Advisory Fees Paid	$0

What did the Fund invest in? (based on net assets)

The Fund invested in U.S. dollar-denominated municipal bonds of intermediate maturities that are exempt from federal income tax.

Top 10 States

Florida	10.0%
Texas	10.0%
Massachusetts	6.3%
Pennsylvania	5.0%
Georgia	4.0%
Illinois	3.5%
Alabama	3.5%
California	3.4%
Indiana	2.9%
South Carolina	2.7%

Maturity

Value	Value
Greater than 10 Years	69.0%
Less than 1 Year	17.5%
5 to 10 Years	10.2%
3 to 5 Years	3.3%

Credit Rating

Value	Value
AAA	9.7%
AA	35.2%
A	49.5%
BBB	5.6%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://imgpfunds.com/fund-literature/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

Institutional:

PFSVX

iMGP Small Company Fund

(formerly, iMGP SBH Focused Small Value Fund)

Annual Shareholder Report December 31, 2024

Fund Overview

This Annual Shareholder Report contains important information about iMGP Small Company Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$125	1.17%

How did the Fund perform last year and what affected its performance?

  The fund gained 14.29% for the year, compared to 11.54% for the Russell 2000 benchmark and 10.90% for the Morningstar Small Blend peer group.

  Strong stock selection in the industrials, consumer discretionary, and financials sectors were the largest contributors at the sector level.

  The largest detractors came from the health care, information technology, and consumer staples sectors where stock picks detracted from performance.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	Institutional	Russell 2000 Index	Morningstar Small Blend Category
7/31/2020	$10,000	$10,000	$10,000
7/31/2020	$10,000	$10,000	$10,000
8/31/2020	$10,140	$10,563	$10,440
9/30/2020	$9,970	$10,211	$10,046
10/31/2020	$10,180	$10,424	$10,266
11/30/2020	$11,710	$12,346	$11,930
12/31/2020	$12,710	$13,414	$12,862
1/31/2021	$12,770	$14,089	$13,284
2/28/2021	$14,230	$14,967	$14,347
3/31/2021	$14,940	$15,117	$14,807
4/30/2021	$15,220	$15,435	$15,257
5/31/2021	$15,340	$15,467	$15,449
6/30/2021	$14,790	$15,766	$15,451
7/31/2021	$14,670	$15,197	$15,213
8/31/2021	$14,830	$15,537	$15,527
9/30/2021	$14,410	$15,079	$15,106
10/31/2021	$14,870	$15,720	$15,754
11/30/2021	$14,510	$15,065	$15,262
12/31/2021	$15,209	$15,402	$15,930
1/31/2022	$14,308	$13,919	$14,754
2/28/2022	$14,830	$14,067	$14,875
3/31/2022	$14,503	$14,243	$14,938
4/30/2022	$13,193	$12,831	$13,757
5/31/2022	$13,152	$12,850	$13,907
6/30/2022	$12,200	$11,794	$12,734
7/31/2022	$13,141	$13,025	$13,948
8/31/2022	$12,660	$12,758	$13,482
9/30/2022	$11,535	$11,536	$12,224
10/31/2022	$13,080	$12,805	$13,578
11/30/2022	$14,022	$13,105	$14,122
12/31/2022	$13,172	$12,254	$13,325
1/31/2023	$14,298	$13,448	$14,549
2/28/2023	$14,114	$13,221	$14,362
3/31/2023	$13,500	$12,590	$13,748
4/30/2023	$12,937	$12,363	$13,466
5/31/2023	$13,019	$12,249	$13,222
6/30/2023	$14,595	$13,245	$14,312
7/31/2023	$15,188	$14,055	$15,022
8/31/2023	$15,168	$13,352	$14,480
9/30/2023	$14,410	$12,566	$13,714
10/31/2023	$13,960	$11,709	$12,910
11/30/2023	$14,820	$12,768	$13,966
12/31/2023	$16,431	$14,329	$15,460
1/31/2024	$15,791	$13,771	$15,034
2/29/2024	$16,928	$14,550	$15,735
3/31/2024	$17,689	$15,071	$16,339
4/30/2024	$16,586	$14,010	$15,342
5/31/2024	$17,215	$14,713	$16,066
6/30/2024	$16,762	$14,577	$15,809
7/31/2024	$18,649	$16,058	$17,204
8/31/2024	$18,318	$15,818	$17,038
9/30/2024	$18,241	$15,929	$17,142
10/31/2024	$18,142	$15,698	$16,835
11/30/2024	$20,272	$17,420	$18,510
12/31/2024	$18,780	$15,982	$17,130

Effective April 29, 2024, the iMGP Small Company Fund’s primary benchmark changed from the MSCI USA Small Cap Value Index to the Russell 2000 Index in order to meet the SEC’s new definition of an appropriate broad-based securities market index. The MSCI USA Small Cap Value Index is now the Fund’s secondary benchmark.

Average Annual Total Returns (%)

Fund	1 Year	Since Inception 7/31/2020
Institutional	14.29%	15.32%
Russell 2000 Index	11.54%	11.19%
Morningstar Small Blend Category	10.90%	12.87%

Key Fund Statistics

Total Net Assets	$49,262,516
# of Fund Holdings	59
Fund Turnover Rate	149%
Total Advisory Fees Paid	$340,115

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in equity securities of small-sized U.S. companies.

Top Ten Holdings

ExlService Holdings Inc	4.3%
Paylocity Holding Corp	3.7%
Globant SA	3.7%
Goosehead Insurance Inc Class A	3.2%
Core & Main Inc Class A	3.2%
CCC Intelligent Solutions Holdings Inc	3.2%
Rambus Inc	3.0%
Revolve Group Inc Class A	2.9%
Ollie's Bargain Outlet Holdings Inc	2.8%
Warby Parker Inc Ordinary Shares - Class A	2.7%

Region Weighting

Value	Value
Cash	-5.1%
Europe	3.7%
North America	101.4%

Industry Weighting

% Weighted
Industrials
Information Technology
Consumer Discretionary
Finance
Health Care & Pharmaceuticals
Materials
Consumer Staples
Real Estate
Energy
Cash
29.1%
18.3%
17.0%
15.4%
10.3%
8.1%
2.7%
2.2%
2.0%
-5.1%
0%
20%
40%

Value	Value
Cash	-5.1%
Energy	2.0%
Real Estate	2.2%
Consumer Staples	2.7%
Materials	8.1%
Health Care & Pharmaceuticals	10.3%
Finance	15.4%
Consumer Discretionary	17.0%
Information Technology	18.3%
Industrials	29.1%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://imgpfunds.com/fund-literature/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

ETF:

PCCE

Principal Listing Exchange: NYSE Arca

Polen Capital China Growth ETF

Annual Shareholder Report December 31, 2024

Fund Overview

This Annual Shareholder Report contains important information about Polen Capital China Growth ETF for the period of March 14, 2024 to December 31, 2024. You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF	$85	1.00%

How did the Fund perform last year and what affected its performance?

  Since its March 14, 2024 inception, the ETF gained 12.00% (NAV) compared to the MSCI China All Shares Index return of 15.66%.

  Chinese equity markets made strong gains at the end of the thrid quarter but reversed some of those gains over the fourth quarter.

  During the fourth quarter, both security selection and sector allocation detracted from relative performance.

  Security selection was strongest in the Communication Services and Consumer Discretionary sectors.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	ETF	MSCI China All Shares Index	Morningstar China Region Category
3/14/2024	$10,000	$10,000	$10,000
3/31/2024	$9,633	$9,834	$9,763
4/30/2024	$10,363	$10,301	$10,166
5/31/2024	$10,494	$10,422	$10,288
6/30/2024	$10,143	$10,164	$9,955
7/31/2024	$9,822	$10,093	$9,767
8/31/2024	$9,749	$10,091	$9,724
9/30/2024	$12,321	$12,431	$11,858
10/31/2024	$11,532	$11,775	$11,356
11/30/2024	$11,144	$11,395	$11,005
12/31/2024	$11,200	$11,566	$11,069

Average Annual Total Returns (%)

Fund	Since Inception 3/14/2024
ETF	12.00%
MSCI China All Shares Index	15.66%
Morningstar China Region Category	10.49%

Key Fund Statistics

Total Net Assets	$1,373,809
# of Fund Holdings	28
Fund Turnover Rate	41%
Total Advisory Fees Paid	$0

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in a portfolio of equity securities of Chinese companies.

Top Ten Holdings

Tencent Holdings Ltd.	14.2%
Hong Kong Exchanges & Clearing Ltd.	9.2%
Meituan -Class B	8.6%
AIA Group Ltd.	8.0%
Trip.Com Group Ltd.	7.6%
Haier Smart Home Co. Ltd. -Class H	7.0%
BYD Co. Ltd. -Class H	6.3%
Kingsoft Corp. Ltd.	3.5%
Ping An Insurance Group Co. of China Ltd. -Class H	3.5%
Tencent Music Entertainment Group -ADR	3.4%

Region Weighting

Value	Value
Cash	0.5%
Asia ex-Japan	99.5%

Industry Weighting

% Weighted
Consumer Discretionary
33.1%
Communication Services
24.3%
Finance
20.5%
Real Estate
4.6%
Industrials
3.9%
Health Care & Pharmaceuticals
3.5%
Information Technology
3.1%
Materials
2.7%
Consumer Staples
2.6%
Utilities
1.2%
Cash
0.5%
0%
20%
40%

Value	Value
Cash	0.5%
Utilities	1.2%
Consumer Staples	2.6%
Materials	2.7%
Information Technology	3.1%
Health Care & Pharmaceuticals	3.5%
Industrials	3.9%
Real Estate	4.6%
Finance	20.5%
Communication Services	24.3%
Consumer Discretionary	33.1%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://imgpfunds.com/fund-literature/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

ETF:

PCEM

Principal Listing Exchange: NYSE Arca

Polen Capital Emerging Markets Ex China Growth ETF

Annual Shareholder Report December 31, 2024

Fund Overview

This Annual Shareholder Report contains important information about Polen Capital Emerging Markets Ex China Growth ETF for the period of September 11, 2024 to December 31, 2024. You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF	$30	1.00%

How did the Fund perform last year and what affected its performance?

  The fourth quarter was the ETF's first full quarter. During the quarter, the ETF fell 4.22% (NAV) and outperformed its Index loss of 8.12%.

  Relative outperformance was primarily driven by security selection. Sector and country allocation were also both positive.

  Security selection was strongest in the Financials and Industrials sectors, outweighing weaker selection in Communication Services and Consumer Discretionary.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	ETF	MSCI Emerging Markets ex China Index	Morningstar Diversified Emerging Markets Category
9/11/2024	$10,000	$10,000	$10,000
9/30/2024	$10,481	$10,463	$10,807
10/31/2024	$10,202	$10,058	$10,397
11/30/2024	$10,142	$9,729	$10,170
12/31/2024	$10,039	$9,614	$10,071

Average Annual Total Returns (%)

Fund	Since Inception 9/11/2024
ETF	0.39%
MSCI Emerging Markets ex China Index	(3.86%)
Morningstar Diversified Emerging Markets Category	0.71%

Key Fund Statistics

Total Net Assets	$2,507,039
# of Fund Holdings	28
Fund Turnover Rate	7%
Total Advisory Fees Paid	$6,728

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in equity or equity-related securities of issuers that are located in an emerging market country excluding China.

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	8.5%
HDFC Bank Ltd.	6.8%
Karooooo Ltd.	5.5%
FPT Corp.	4.4%
E Ink Holdings, Inc.	4.3%
InPost SA	4.1%
Infosys Ltd.	4.0%
Dlocal Ltd.	3.9%
Dino Polska SA	3.5%
MercadoLibre, Inc.	3.4%

Region Weighting

Value	Value
Japan	2.8%
Cash	3.2%
North America	6.2%
Europe	10.8%
Africa	10.9%
Latin America	15.4%
Middle East	3.2%
Asia ex-Japan	47.5%

Industry Weighting

% Weighted
Information Technology
32.0%
Finance
21.4%
Consumer Discretionary
20.1%
Industrials
13.2%
Consumer Staples
7.3%
Cash
3.2%
Communication Services
2.8%
0%
20%
40%

Value	Value
Communication Services	2.8%
Cash	3.2%
Consumer Staples	7.3%
Industrials	13.2%
Consumer Discretionary	20.1%
Finance	21.4%
Information Technology	32.0%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://imgpfunds.com/fund-literature/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

ETF:

PCIG

Principal Listing Exchange: NYSE Arca

Polen Capital International Growth ETF

Annual Shareholder Report December 31, 2024

Fund Overview

This Annual Shareholder Report contains important information about Polen Capital International Growth ETF for the period of March 14, 2024 to December 31, 2024. You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF	$65	0.85%

How did the Fund perform last year and what affected its performance?

  Since its March 14, 2024 inception, the ETF fell 8.01% (NAV) compared to a gain of 1.43% for the MSCI ACWI Ex USA Index.

  The ETF underperformed the Index primarily due to weaker stock selection in Healthcare and Technology.

  Sector positioning—a residual of bottom-up stock selection—was a modest tailwind to performance, driven by the overweight to Technology, zero weight to Materials, and underweight to Consumer Staples.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	ETF	MSCI ACWI Ex USA Index	Morningstar Foreign Large Growth Category
3/14/2024	$10,000	$10,000	$10,000
3/31/2024	$9,972	$10,061	$10,020
4/30/2024	$9,305	$9,881	$9,601
5/31/2024	$9,461	$10,167	$10,043
6/30/2024	$9,604	$10,158	$9,993
7/31/2024	$9,695	$10,393	$10,150
8/31/2024	$9,959	$10,689	$10,509
9/30/2024	$9,903	$10,977	$10,611
10/31/2024	$9,295	$10,438	$10,127
11/30/2024	$9,671	$10,344	$10,201
12/31/2024	$9,199	$10,143	$9,876

Average Annual Total Returns (%)

Fund	Since Inception 3/14/2024
ETF	(8.01%)
MSCI ACWI Ex USA Index	1.43%
Morningstar Foreign Large Growth Category	(1.15%)

Key Fund Statistics

Total Net Assets	$26,583,444
# of Fund Holdings	28
Fund Turnover Rate	24%
Total Advisory Fees Paid	$174,456

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in a focused portfolio of common stocks of large capitalization companies in both developed and emerging markets.

Top Ten Holdings

SAP SE	10.0%
Sage Group PLC	7.7%
Aon PLC - Class A	7.4%
Shopify, Inc. - Class A	5.5%
Siemens Healthineers AG	5.0%
ICON PLC	4.5%
HDFC Bank Ltd. - ADR	4.5%
Medtronic PLC	4.2%
Adidas AG	4.1%
ASML Holding Nv	4.0%

Region Weighting

Value	Value
Japan	2.2%
Cash	4.5%
Latin America	5.5%
North America	35.1%
Europe	48.2%
Asia ex-Japan	4.5%

Industry Weighting

% Weighted
Information Technology
35.6%
Finance
16.5%
Health Care & Pharmaceuticals
16.1%
Consumer Discretionary
14.5%
Industrials
9.6%
Cash
4.5%
Communication Services
2.0%
Consumer Staples
1.2%
0%
20%
40%

Value	Value
Consumer Staples	1.2%
Communication Services	2.0%
Cash	4.5%
Industrials	9.6%
Consumer Discretionary	14.5%
Health Care & Pharmaceuticals	16.1%
Finance	16.5%
Information Technology	35.6%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://imgpfunds.com/fund-literature/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

Institutional:

MASFX

iMGP Alternative Strategies Fund

Annual Shareholder Report December 31, 2024

Fund Overview

This Annual Shareholder Report contains important information about iMGP Alternative Strategies Fund - Institutional Class for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

THIS REPORT DESCRIBES CHANGES TO THE FUND THAT OCCURRED DURING THE REPORTING PERIOD.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$165	1.60%

How did the Fund perform last year and what affected its performance?

  The Institutional Class gained 1.97% in the second half of 2024, and 6.83% for the full year compared to 1.25% for the Bloomberg US Aggregate Bond Index for the full year.

  All six subadvisors were positive on the year. Performance was driven by the fund’s allocation to FPA’s contrarian opportunity strategy, which gained 12.03% for the year.

  Credit managers Loomis Sayles (+9.70%) and DoubleLine (+8.01%) were also strong contributors, and trend-oriented manager DBi (+9.09%) was additive for the year despite negative performance in the second half.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $100,000 Investment

	Institutional	Bloomberg US Aggregate Bond Index	ICE BofA US 3-Month Treasury Bill	Morningstar Multistrategy Category
12/31/2014	$100,000	$100,000	$100,000	$100,000
1/31/2015	$100,524	$102,097	$100,003	$100,131
2/28/2015	$102,010	$101,137	$100,003	$101,657
3/31/2015	$102,010	$101,607	$100,003	$101,854
4/30/2015	$102,451	$101,242	$100,006	$101,688
5/31/2015	$102,980	$100,998	$100,006	$102,282
6/30/2015	$101,685	$99,897	$100,009	$100,631
7/31/2015	$101,507	$100,591	$100,004	$101,293
8/31/2015	$100,002	$100,447	$100,019	$99,026
9/30/2015	$98,903	$101,126	$100,021	$98,042
10/31/2015	$100,685	$101,143	$100,014	$99,345
11/30/2015	$100,418	$100,876	$100,020	$99,334
12/31/2015	$99,232	$100,550	$100,053	$98,375
1/31/2016	$97,879	$101,934	$100,056	$97,136
2/29/2016	$97,428	$102,657	$100,080	$97,103
3/31/2016	$99,738	$103,599	$100,126	$98,425
4/30/2016	$101,013	$103,996	$100,153	$98,762
5/31/2016	$101,833	$104,023	$100,161	$99,074
6/30/2016	$101,778	$105,892	$100,199	$99,507
7/31/2016	$103,615	$106,561	$100,228	$100,587
8/31/2016	$104,350	$106,440	$100,246	$100,522
9/30/2016	$104,818	$106,377	$100,295	$100,768
10/31/2016	$104,542	$105,564	$100,320	$99,913
11/30/2016	$105,556	$103,067	$100,338	$100,162
12/31/2016	$106,049	$103,212	$100,380	$100,871
1/31/2017	$106,697	$103,415	$100,425	$101,439
2/28/2017	$107,530	$104,110	$100,466	$102,480
3/31/2017	$107,364	$104,055	$100,484	$102,399
4/30/2017	$107,830	$104,858	$100,551	$102,785
5/31/2017	$108,576	$105,665	$100,602	$102,957
6/30/2017	$108,632	$105,559	$100,687	$102,832
7/31/2017	$109,383	$106,013	$100,772	$103,621
8/31/2017	$109,946	$106,964	$100,867	$104,065
9/30/2017	$110,086	$106,454	$100,953	$104,420
10/31/2017	$110,558	$106,516	$101,043	$105,233
11/30/2017	$110,275	$106,379	$101,127	$105,609
12/31/2017	$110,827	$106,868	$101,240	$106,297
1/31/2018	$111,870	$105,637	$101,361	$107,682
2/28/2018	$111,301	$104,635	$101,456	$105,550
3/31/2018	$110,563	$105,306	$101,599	$105,260
4/30/2018	$110,372	$104,523	$101,731	$105,405
5/31/2018	$110,467	$105,269	$101,887	$105,224
6/30/2018	$110,534	$105,140	$102,058	$105,012
7/31/2018	$111,493	$105,165	$102,218	$105,655
8/31/2018	$111,493	$105,841	$102,402	$106,037
9/30/2018	$111,665	$105,160	$102,560	$106,047
10/31/2018	$109,929	$104,329	$102,737	$103,536
11/30/2018	$110,122	$104,952	$102,948	$103,384
12/31/2018	$108,525	$106,880	$103,137	$101,696
1/31/2019	$111,363	$108,015	$103,341	$104,301
2/28/2019	$112,146	$107,952	$103,525	$105,119
3/31/2019	$112,801	$110,025	$103,756	$105,861
4/30/2019	$114,475	$110,053	$103,951	$106,933
5/31/2019	$113,293	$112,007	$104,188	$105,343
6/30/2019	$114,868	$113,413	$104,419	$107,218
7/31/2019	$115,463	$113,663	$104,608	$107,877
8/31/2019	$115,265	$116,608	$104,823	$107,834
9/30/2019	$115,562	$115,987	$105,006	$107,857
10/31/2019	$115,962	$116,336	$105,208	$107,955
11/30/2019	$116,662	$116,277	$105,339	$108,566
12/31/2019	$117,772	$116,196	$105,489	$109,379
1/31/2020	$118,376	$118,432	$105,630	$109,427
2/29/2020	$117,570	$120,564	$105,786	$106,881
3/31/2020	$106,750	$119,854	$106,095	$99,815
4/30/2020	$110,406	$121,985	$106,104	$102,384
5/31/2020	$113,148	$122,553	$106,105	$103,628
6/30/2020	$114,906	$123,325	$106,119	$104,078
7/31/2020	$116,956	$125,167	$106,140	$106,112
8/31/2020	$118,596	$124,157	$106,148	$107,332
9/30/2020	$118,288	$124,089	$106,161	$106,433
10/31/2020	$118,495	$123,535	$106,172	$105,731
11/30/2020	$122,520	$124,747	$106,181	$108,746
12/31/2020	$125,192	$124,919	$106,193	$110,932
1/31/2021	$125,920	$124,023	$106,203	$111,384
2/28/2021	$127,794	$122,232	$106,212	$112,564
3/31/2021	$128,251	$120,706	$106,220	$114,010
4/30/2021	$129,928	$121,659	$106,221	$115,904
5/31/2021	$130,557	$122,057	$106,223	$116,872
6/30/2021	$130,347	$122,914	$106,220	$117,022
7/31/2021	$129,820	$124,289	$106,225	$117,218
8/31/2021	$130,452	$124,052	$106,229	$117,947
9/30/2021	$129,556	$122,978	$106,235	$116,690
10/31/2021	$130,513	$122,944	$106,231	$117,750
11/30/2021	$128,706	$123,308	$106,238	$116,344
12/31/2021	$129,970	$122,992	$106,245	$118,387
1/31/2022	$128,092	$120,342	$106,240	$117,161
2/28/2022	$126,655	$119,000	$106,254	$116,331
3/31/2022	$125,959	$115,694	$106,287	$116,989
4/30/2022	$122,843	$111,304	$106,302	$116,067
5/31/2022	$122,620	$112,021	$106,375	$116,299
6/30/2022	$118,904	$110,264	$106,398	$113,439
7/31/2022	$121,372	$112,958	$106,453	$114,535
8/31/2022	$120,587	$109,766	$106,625	$114,254
9/30/2022	$116,548	$105,024	$106,890	$112,068
10/31/2022	$117,793	$103,663	$107,058	$114,169
11/30/2022	$117,793	$107,476	$107,403	$115,572
12/31/2022	$117,634	$106,991	$107,792	$114,829
1/31/2023	$120,046	$110,282	$108,129	$116,984
2/28/2023	$118,897	$107,431	$108,482	$116,745
3/31/2023	$118,369	$110,160	$108,949	$116,015
4/30/2023	$118,948	$110,828	$109,292	$116,711
5/31/2023	$117,905	$109,621	$109,720	$115,885
6/30/2023	$120,013	$109,230	$110,222	$118,318
7/31/2023	$121,184	$109,154	$110,661	$119,572
8/31/2023	$121,067	$108,456	$111,160	$119,732
9/30/2023	$120,482	$105,700	$111,670	$120,058
10/31/2023	$119,179	$104,032	$112,169	$119,256
11/30/2023	$121,903	$108,744	$112,672	$121,083
12/31/2023	$124,583	$112,906	$113,197	$122,301
1/31/2024	$125,300	$112,596	$113,681	$123,482
2/29/2024	$126,256	$111,005	$114,147	$125,264
3/31/2024	$128,430	$112,030	$114,659	$127,993
4/30/2024	$127,463	$109,201	$115,151	$127,438
5/31/2024	$129,034	$111,052	$115,704	$128,095
6/30/2024	$130,339	$112,103	$116,176	$127,848
7/31/2024	$131,561	$114,722	$116,696	$128,565
8/31/2024	$132,295	$116,370	$117,254	$127,978
9/30/2024	$133,982	$117,928	$117,763	$128,993
10/31/2024	$132,620	$115,004	$118,210	$127,834
11/30/2024	$133,735	$116,220	$118,662	$129,706
12/31/2024	$133,096	$114,318	$119,142	$129,458

Effective April 29, 2024, the iMGP Alternative Strategies Fund’s primary benchmark changed from the ICE BofAML U.S. 3-Month Treasury Index to the Bloomberg U.S. Aggregate Bond Index in order to meet the SEC’s new definition of an appropriate broad-based securities market index. The ICE

BofAML U.S. 3-Month Treasury Index is now the Fund’s secondary benchmark.

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional	6.83%	2.48%	2.90%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%
ICE BofA US 3-Month Treasury Bill	5.25%	2.46%	1.77%
Morningstar Multistrategy Category	5.70%	3.44%	2.62%

Key Fund Statistics

Total Net Assets	$409,746,527
# of Fund Holdings	1,139
Fund Turnover Rate	76%
Total Advisory Fees Paid	$6,362,572

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in a variety of equity and debt securities.

Asset Allocation

Other	2.0%
Cash & Equivalents	6.4%
Equity	19.1%
Fixed Income	72.5%

Fixed Income Holdings by Sector

Value	Value
Bank Loans	1.1%
Government Securities	2.6%
Convertibles	3.2%
Asset-Backed Securities	19.0%
Corporate Bonds	23.9%
Mortgage-Backed Securities	25.0%
Treasuries	25.2%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which is available at  or upon request at 323-372-1960.

The Board of Trustees of the Fund approved the reorganization (the “Reorganization”) of the Fund into the High Income Fund, whereby the High Income Fund would acquire the assets and assume the liabilities of the Fund. The Reorganization is expected to close during the beginning of Q2 2025.

Equity Holdings by Sector

% Weighted
Information Technology
21.5%
Communication Services
14.7%
Health Care & Pharmaceuticals
11.0%
Materials
11.0%
Energy
9.9%
Industrials
9.4%
Consumer Staples
7.8%
Financials
6.8%
Consumer Discretionary
5.8%
Real Estate
2.1%
0%
20%
40%

Value	Value
Real Estate	2.1%
Consumer Discretionary	5.8%
Financials	6.8%
Consumer Staples	7.8%
Industrials	9.4%
Energy	9.9%
Materials	11.0%
Health Care & Pharmaceuticals	11.0%
Communication Services	14.7%
Information Technology	21.5%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://imgpfunds.com/fund-literature/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

Investor:

MASNX

iMGP Alternative Strategies Fund

Annual Shareholder Report December 31, 2024

Fund Overview

This Annual Shareholder Report contains important information about iMGP Alternative Strategies Fund - Investor Class for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

THIS REPORT DESCRIBES CHANGES TO THE FUND THAT OCCURRED DURING THE REPORTING PERIOD.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$193	1.87%

How did the Fund perform last year and what affected its performance?

  The Investor Class gained 1.97% in the second half of 2024, and 6.54% for the full year compared to 1.25% for the Bloomberg US Aggregate Bond Index for the full year.

  All six subadvisors were positive on the year. Performance was driven by the fund’s allocation to FPA’s contrarian opportunity strategy, which gained 12.03% for the year.

  Credit managers Loomis Sayles (+9.70%) and DoubleLine (+8.01%) were also strong contributors, and trend-oriented manager DBi (+9.09%) was additive for the year despite negative performance in the second half.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	Investor	Bloomberg US Aggregate Bond Index	ICE BofA US 3-Month Treasury Bill	Morningstar Multistrategy Category
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$10,044	$10,210	$10,000	$10,013
2/28/2015	$10,201	$10,114	$10,000	$10,166
3/31/2015	$10,196	$10,161	$10,000	$10,185
4/30/2015	$10,231	$10,124	$10,001	$10,169
5/31/2015	$10,284	$10,100	$10,001	$10,228
6/30/2015	$10,157	$9,990	$10,001	$10,063
7/31/2015	$10,139	$10,059	$10,000	$10,129
8/31/2015	$9,989	$10,045	$10,002	$9,903
9/30/2015	$9,879	$10,113	$10,002	$9,804
10/31/2015	$10,048	$10,114	$10,001	$9,935
11/30/2015	$10,022	$10,088	$10,002	$9,933
12/31/2015	$9,905	$10,055	$10,005	$9,838
1/31/2016	$9,770	$10,193	$10,006	$9,714
2/29/2016	$9,725	$10,266	$10,008	$9,710
3/31/2016	$9,949	$10,360	$10,013	$9,842
4/30/2016	$10,076	$10,400	$10,015	$9,876
5/31/2016	$10,149	$10,402	$10,016	$9,907
6/30/2016	$10,145	$10,589	$10,020	$9,951
7/31/2016	$10,319	$10,656	$10,023	$10,059
8/31/2016	$10,402	$10,644	$10,025	$10,052
9/30/2016	$10,441	$10,638	$10,030	$10,077
10/31/2016	$10,413	$10,556	$10,032	$9,991
11/30/2016	$10,514	$10,307	$10,034	$10,016
12/31/2016	$10,566	$10,321	$10,038	$10,087
1/31/2017	$10,621	$10,341	$10,042	$10,144
2/28/2017	$10,695	$10,411	$10,047	$10,248
3/31/2017	$10,681	$10,406	$10,048	$10,240
4/30/2017	$10,727	$10,486	$10,055	$10,279
5/31/2017	$10,792	$10,567	$10,060	$10,296
6/30/2017	$10,799	$10,556	$10,069	$10,283
7/31/2017	$10,874	$10,601	$10,077	$10,362
8/31/2017	$10,921	$10,696	$10,087	$10,406
9/30/2017	$10,947	$10,645	$10,095	$10,442
10/31/2017	$10,984	$10,652	$10,104	$10,523
11/30/2017	$10,956	$10,638	$10,113	$10,561
12/31/2017	$11,003	$10,687	$10,124	$10,630
1/31/2018	$11,107	$10,564	$10,136	$10,768
2/28/2018	$11,050	$10,464	$10,146	$10,555
3/31/2018	$10,971	$10,531	$10,160	$10,526
4/30/2018	$10,952	$10,452	$10,173	$10,540
5/31/2018	$10,952	$10,527	$10,189	$10,522
6/30/2018	$10,961	$10,514	$10,206	$10,501
7/31/2018	$11,056	$10,516	$10,222	$10,565
8/31/2018	$11,056	$10,584	$10,240	$10,604
9/30/2018	$11,066	$10,516	$10,256	$10,605
10/31/2018	$10,894	$10,433	$10,274	$10,354
11/30/2018	$10,904	$10,495	$10,295	$10,338
12/31/2018	$10,747	$10,688	$10,314	$10,170
1/31/2019	$11,028	$10,801	$10,334	$10,430
2/28/2019	$11,106	$10,795	$10,352	$10,512
3/31/2019	$11,165	$11,003	$10,376	$10,586
4/30/2019	$11,330	$11,005	$10,395	$10,693
5/31/2019	$11,213	$11,201	$10,419	$10,534
6/30/2019	$11,361	$11,341	$10,442	$10,722
7/31/2019	$11,420	$11,366	$10,461	$10,788
8/31/2019	$11,400	$11,661	$10,482	$10,783
9/30/2019	$11,421	$11,599	$10,501	$10,786
10/31/2019	$11,461	$11,634	$10,521	$10,796
11/30/2019	$11,530	$11,628	$10,534	$10,857
12/31/2019	$11,631	$11,620	$10,549	$10,938
1/31/2020	$11,700	$11,843	$10,563	$10,943
2/29/2020	$11,611	$12,056	$10,579	$10,688
3/31/2020	$10,534	$11,985	$10,610	$9,982
4/30/2020	$10,895	$12,198	$10,610	$10,238
5/31/2020	$11,165	$12,255	$10,611	$10,363
6/30/2020	$11,339	$12,332	$10,612	$10,408
7/31/2020	$11,541	$12,517	$10,614	$10,611
8/31/2020	$11,703	$12,416	$10,615	$10,733
9/30/2020	$11,665	$12,409	$10,616	$10,643
10/31/2020	$11,685	$12,353	$10,617	$10,573
11/30/2020	$12,081	$12,475	$10,618	$10,875
12/31/2020	$12,336	$12,492	$10,619	$11,093
1/31/2021	$12,408	$12,402	$10,620	$11,138
2/28/2021	$12,592	$12,223	$10,621	$11,256
3/31/2021	$12,629	$12,071	$10,622	$11,401
4/30/2021	$12,794	$12,166	$10,622	$11,590
5/31/2021	$12,855	$12,206	$10,622	$11,687
6/30/2021	$12,837	$12,291	$10,622	$11,702
7/31/2021	$12,785	$12,429	$10,622	$11,722
8/31/2021	$12,837	$12,405	$10,623	$11,795
9/30/2021	$12,751	$12,298	$10,623	$11,669
10/31/2021	$12,834	$12,294	$10,623	$11,775
11/30/2021	$12,657	$12,331	$10,624	$11,634
12/31/2021	$12,772	$12,299	$10,625	$11,839
1/31/2022	$12,599	$12,034	$10,624	$11,716
2/28/2022	$12,458	$11,900	$10,625	$11,633
3/31/2022	$12,371	$11,569	$10,629	$11,699
4/30/2022	$12,076	$11,130	$10,630	$11,607
5/31/2022	$12,044	$11,202	$10,637	$11,630
6/30/2022	$11,671	$11,026	$10,640	$11,344
7/31/2022	$11,912	$11,296	$10,645	$11,454
8/31/2022	$11,835	$10,977	$10,662	$11,425
9/30/2022	$11,442	$10,502	$10,689	$11,207
10/31/2022	$11,553	$10,366	$10,706	$11,417
11/30/2022	$11,553	$10,748	$10,740	$11,557
12/31/2022	$11,540	$10,699	$10,779	$11,483
1/31/2023	$11,765	$11,028	$10,813	$11,698
2/28/2023	$11,652	$10,743	$10,848	$11,674
3/31/2023	$11,604	$11,016	$10,895	$11,601
4/30/2023	$11,661	$11,083	$10,929	$11,671
5/31/2023	$11,547	$10,962	$10,972	$11,588
6/30/2023	$11,757	$10,923	$11,022	$11,832
7/31/2023	$11,871	$10,915	$11,066	$11,957
8/31/2023	$11,848	$10,846	$11,116	$11,973
9/30/2023	$11,796	$10,570	$11,167	$12,006
10/31/2023	$11,669	$10,403	$11,217	$11,926
11/30/2023	$11,934	$10,874	$11,267	$12,108
12/31/2023	$12,187	$11,291	$11,320	$12,230
1/31/2024	$12,257	$11,260	$11,368	$12,348
2/29/2024	$12,350	$11,101	$11,415	$12,526
3/31/2024	$12,555	$11,203	$11,466	$12,799
4/30/2024	$12,461	$10,920	$11,515	$12,744
5/31/2024	$12,614	$11,105	$11,570	$12,809
6/30/2024	$12,733	$11,210	$11,618	$12,785
7/31/2024	$12,852	$11,472	$11,670	$12,857
8/31/2024	$12,923	$11,637	$11,725	$12,798
9/30/2024	$13,079	$11,793	$11,776	$12,899
10/31/2024	$12,947	$11,500	$11,821	$12,783
11/30/2024	$13,055	$11,622	$11,866	$12,971
12/31/2024	$12,984	$11,432	$11,914	$12,946

Effective April 29, 2024, the iMGP Alternative Strategies Fund’s primary benchmark changed from the ICE BofAML U.S. 3-Month Treasury Index to the Bloomberg U.S. Aggregate Bond Index in order to meet the SEC’s new definition of an appropriate broad-based securities market index. The ICE

BofAML U.S. 3-Month Treasury Index is now the Fund’s secondary benchmark.

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Investor	6.54%	2.23%	2.65%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%
ICE BofA US 3-Month Treasury Bill	5.25%	2.46%	1.77%
Morningstar Multistrategy Category	5.70%	3.44%	2.62%

Key Fund Statistics

Total Net Assets	$409,746,527
# of Fund Holdings	1,139
Fund Turnover Rate	76%
Total Advisory Fees Paid	$6,362,572

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in a variety of equity and debt securities.

Asset Allocation

Other	2.0%
Cash & Equivalents	6.4%
Equity	19.1%
Fixed Income	72.5%

Fixed Income Holdings by Sector

Value	Value
Bank Loans	1.1%
Government Securities	2.6%
Convertibles	3.2%
Asset-Backed Securities	19.0%
Corporate Bonds	23.9%
Mortgage-Backed Securities	25.0%
Treasuries	25.2%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which is available at  or upon request at 323-372-1960.

The Board of Trustees of the Fund approved the reorganization (the “Reorganization”) of the Fund into the High Income Fund, whereby the High Income Fund would acquire the assets and assume the liabilities of the Fund. The Reorganization is expected to close during the beginning of Q2 2025.

Equity Holdings by Sector

Value	Value
Real Estate	2.1%
Consumer Discretionary	5.8%
Financials	6.8%
Consumer Staples	7.8%
Industrials	9.4%
Energy	9.9%
Materials	11.0%
Health Care & Pharmaceuticals	11.0%
Communication Services	14.7%
Information Technology	21.5%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://imgpfunds.com/fund-literature/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

ETF:

BDVG

Principal Listing Exchange: NYSE Arca

iMGP Berkshire Dividend Growth ETF

Annual Shareholder Report December 31, 2024

Fund Overview

This Annual Shareholder Report contains important information about iMGP Berkshire Dividend Growth ETF for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF	$58	0.55%

How did the Fund perform last year and what affected its performance?

  For the calendar year 2024, the Berkshire Dividend Growth ETF gained 11.35% (NAV).

  The ETF underperformed the Russell 1000 Value Index, which gained 14.37% in 2024.

  An underweight to Financials was the main detractor from an allocation standpoint. The Financials sector was the top gaining sector within the Index during the full year.

  Stock selection within Healthcare and Energy were positive, but Materials and Industrials more than offset any positive impact.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	ETF	Russell 1000 Index	Morningstar Large Value Category	Russell 1000 Value Index
6/29/2023	$10,000	$10,000	$10,000	$10,000
6/30/2023	$10,094	$10,119	$10,083	$10,087
7/31/2023	$10,370	$10,467	$10,458	$10,442
8/31/2023	$10,030	$10,284	$10,194	$10,160
9/30/2023	$9,633	$9,801	$9,829	$9,768
10/31/2023	$9,414	$9,564	$9,545	$9,423
11/30/2023	$9,979	$10,457	$10,229	$10,134
12/31/2023	$10,456	$10,973	$10,782	$10,695
1/31/2024	$10,533	$11,126	$10,823	$10,706
2/29/2024	$10,843	$11,727	$11,175	$11,101
3/31/2024	$11,241	$12,103	$11,739	$11,656
4/30/2024	$10,795	$11,588	$11,265	$11,159
5/31/2024	$11,117	$12,134	$11,611	$11,512
6/30/2024	$11,102	$12,535	$11,571	$11,404
7/31/2024	$11,479	$12,718	$12,080	$11,987
8/31/2024	$11,728	$13,019	$12,352	$12,309
9/30/2024	$11,817	$13,297	$12,500	$12,479
10/31/2024	$11,729	$13,205	$12,382	$12,342
11/30/2024	$12,384	$14,055	$13,073	$13,130
12/31/2024	$11,643	$13,663	$12,308	$12,232

Effective April 29, 2024, the iMGP Berkshire Dividend Growth ETF’s primary benchmark changed from the Russell 1000 Value Index to the Russell 1000 Index in order to meet the SEC’s new definition of an appropriate broad-based securities market index. The Russell 1000 Value Index is now the Fund’s secondary benchmark.

Average Annual Total Returns (%)

Fund	1 Year	Since Inception 6/29/2023
ETF	11.35%	10.62%
Russell 1000 Index	24.51%	22.98%
Morningstar Large Value Category	14.15%	14.74%
Russell 1000 Value Index	14.37%	14.29%

Key Fund Statistics

Total Net Assets	$8,855,427
# of Fund Holdings	39
Fund Turnover Rate	4%
Total Advisory Fees Paid	$33,754

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in common stocks of large-capitalization U.S. companies that pay dividends annually.

Top Ten Holdings

JPMorgan Chase & Co.	5.0%
Apple, Inc.	4.6%
Microsoft Corp.	4.2%
Chevron Corp.	4.2%
Walmart, Inc.	4.1%
AbbVie, Inc.	3.9%
Bank of America Corp.	3.5%
Lockheed Martin Corp.	3.2%
Cisco Systems, Inc.	3.2%
Qualcomm, Inc.	3.1%

Region Weighting

Value	Value
Europe	6.3%
North America	93.7%

Industry Weighting

% Weighted
Finance
17.1%
Industrials
17.1%
Information Technology
17.0%
Consumer Staples
13.5%
Health Care & Pharmaceuticals
12.8%
Energy
8.2%
Consumer Discretionary
5.3%
Materials
3.1%
Utilities
3.0%
Cash
1.7%
Real Estate
1.2%
0%
20%

Value	Value
Real Estate	1.2%
Cash	1.7%
Utilities	3.0%
Materials	3.1%
Consumer Discretionary	5.3%
Energy	8.2%
Health Care & Pharmaceuticals	12.8%
Consumer Staples	13.5%
Information Technology	17.0%
Industrials	17.1%
Finance	17.1%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://imgpfunds.com/fund-literature/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

ETF:

DBMF

Principal Listing Exchange: NYSE Arca

iMGP DBi Managed Futures Strategy ETF

Annual Shareholder Report December 31, 2024

Fund Overview

This Annual Shareholder Report contains important information about iMGP DBi Managed Futures Strategy ETF for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF	$88	0.85%

How did the Fund perform last year and what affected its performance?

  The fund was down 9.41% using NAV in the second half of the year. The resulting performance for the full year was up 7.18% (NAV) compared to 2.36% for the SG CTA Index.

  The majority of gains for the year came from currencies, primarily short the Japanese Yen. Commodities were also a contributor, primarily long gold. Equities were positive on the year, primarily long U.S. equities.

  Rates exposure was a large detractor, as the fund was whipsawed by sharp rate moves in both directions.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	ETF	Bloomberg US Aggregate Bond Index	Morningstar Systematic Trend Category	SG CTA Index
5/7/2019	$10,000	$10,000	$10,000	$10,000
5/31/2019	$10,127	$10,149	$9,922	$9,888
6/30/2019	$10,272	$10,276	$10,126	$10,130
7/31/2019	$10,480	$10,299	$10,364	$10,491
8/31/2019	$11,268	$10,566	$10,809	$10,845
9/30/2019	$11,096	$10,509	$10,424	$10,499
10/31/2019	$10,995	$10,541	$10,173	$10,248
11/30/2019	$11,076	$10,536	$10,214	$10,338
12/31/2019	$11,076	$10,528	$10,148	$10,272
1/31/2020	$11,159	$10,731	$10,210	$10,358
2/29/2020	$10,954	$10,924	$10,062	$10,203
3/31/2020	$11,067	$10,860	$10,165	$10,217
4/30/2020	$11,271	$11,053	$10,176	$10,240
5/31/2020	$10,907	$11,104	$10,050	$10,142
6/30/2020	$10,703	$11,174	$9,947	$9,997
7/31/2020	$11,162	$11,341	$10,113	$10,254
8/31/2020	$11,124	$11,250	$10,097	$10,123
9/30/2020	$10,769	$11,243	$9,887	$9,927
10/31/2020	$10,779	$11,193	$9,823	$9,914
11/30/2020	$10,834	$11,303	$10,011	$10,037
12/31/2020	$11,279	$11,319	$10,413	$10,598
1/31/2021	$11,231	$11,237	$10,384	$10,470
2/28/2021	$11,808	$11,075	$10,704	$10,771
3/31/2021	$12,081	$10,937	$10,787	$10,866
4/30/2021	$12,310	$11,023	$11,048	$11,193
5/31/2021	$12,599	$11,059	$11,242	$11,409
6/30/2021	$12,503	$11,137	$11,080	$11,288
7/31/2021	$12,624	$11,262	$11,053	$11,320
8/31/2021	$12,432	$11,240	$11,005	$11,288
9/30/2021	$12,086	$11,143	$11,015	$11,354
10/31/2021	$12,671	$11,140	$11,287	$11,644
11/30/2021	$12,038	$11,173	$10,794	$11,211
12/31/2021	$12,385	$11,144	$10,928	$11,251
1/31/2022	$12,573	$10,904	$11,132	$11,492
2/28/2022	$12,795	$10,782	$11,337	$11,781
3/31/2022	$13,891	$10,483	$12,058	$12,692
4/30/2022	$15,353	$10,085	$12,661	$13,433
5/31/2022	$15,274	$10,150	$12,616	$13,418
6/30/2022	$15,634	$9,991	$12,676	$13,630
7/31/2022	$15,218	$10,235	$12,355	$13,213
8/31/2022	$15,549	$9,946	$12,706	$13,645
9/30/2022	$16,473	$9,516	$13,187	$14,189
10/31/2022	$16,688	$9,393	$13,221	$14,256
11/30/2022	$15,283	$9,738	$12,561	$13,531
12/31/2022	$15,242	$9,694	$12,515	$13,518
1/31/2023	$14,888	$9,992	$12,394	$13,410
2/28/2023	$14,914	$9,734	$12,603	$13,695
3/31/2023	$13,823	$9,981	$11,915	$12,817
4/30/2023	$13,964	$10,042	$12,142	$13,079
5/31/2023	$14,043	$9,933	$12,302	$13,345
6/30/2023	$14,506	$9,897	$12,479	$13,520
7/31/2023	$14,468	$9,890	$12,410	$13,376
8/31/2023	$14,473	$9,827	$12,313	$13,307
9/30/2023	$15,142	$9,577	$12,646	$13,761
10/31/2023	$15,092	$9,426	$12,574	$13,621
11/30/2023	$14,337	$9,853	$12,092	$13,154
12/31/2023	$13,913	$10,230	$11,969	$13,046
1/31/2024	$14,225	$10,202	$12,091	$13,179
2/29/2024	$14,749	$10,058	$12,634	$13,824
3/31/2024	$15,581	$10,151	$12,986	$14,309
4/30/2024	$16,198	$9,894	$13,177	$14,567
5/31/2024	$16,142	$10,062	$13,037	$14,287
6/30/2024	$16,460	$10,157	$12,823	$13,993
7/31/2024	$15,883	$10,395	$12,572	$13,677
8/31/2024	$15,366	$10,544	$12,154	$13,237
9/30/2024	$15,514	$10,685	$12,313	$13,372
10/31/2024	$14,883	$10,420	$11,819	$12,897
11/30/2024	$15,033	$10,530	$12,005	$13,206
12/31/2024	$14,912	$10,358	$12,135	$13,354

Effective April 29, 2024, the iMGP DBi Managed Futures Strategy Fund’s primary benchmark changed from the SG CTA Index to the Bloomberg U.S. Aggregate Bond Index in order to meet the SEC’s new definition of an appropriate broad-based securities market index. The SG CTA Index is now the Fund’s secondary benchmark.

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception 5/7/2019
ETF	7.18%	6.13%	7.33%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	0.62%
Morningstar Systematic Trend Category	1.40%	3.70%	3.55%
SG CTA Index	2.36%	5.39%	5.25%

Key Fund Statistics

Total Net Assets	$1,256,976,631
# of Fund Holdings	12
Fund Turnover Rate	0%
Total Advisory Fees Paid	$8,162,239

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in a variety of equity and debt securities.

Fund Holdings

EURO FX CURR FUT JUN24	(84.0%)
US 10YR NOTE (CBT)JUN24	(30.6%)
US LONG BOND(CBT) JUN24	(17.6%)
MSCI EMGMKT JUN24	(6.1%)
US 2YR NOTE (CBT) JUN24	(1.5%)
MSCI EAFE JUN24	(0.5%)
WTI CRUDE FUTURE JUN24	(0.4%)
JPN YEN CURR FUT JUN24	2.6%
GOLD 100 OZ FUTR AUG24	6.9%
S+P500 EMINI FUT JUN24	26.2%
TREASURY BILL	78.6%

Asset Class Exposure

Value	Value
Currencies	-81.4%
Fixed Income	-49.6%
Emerging Market Equities	-6.1%
International Developed Equities	-0.5%
Commodities	6.5%
US Equities	26.2%
Treasury Bill	78.6%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://imgpfunds.com/fund-literature/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

Institutional:

IDMIX

iMGP Dolan McEniry Corporate Bond Fund

Annual Shareholder Report December 31, 2024

Fund Overview

This Annual Shareholder Report contains important information about iMGP Dolan McEniry Corporate Bond Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

THIS REPORT DESCRIBES CHANGES TO THE FUND THAT OCCURRED DURING THE REPORTING PERIOD.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$69	0.68%

How did the Fund perform last year and what affected its performance?

  The fund gained 3.87% versus the Bloomberg Aggregate Bond Index return of 1.25%.

  The fund’s underformance was driven by security selection. The yield curve positioning and duration had a minimal effect on relative performance versus the Bloomberg U.S. Intermediate Credit Index.

  As of year-end, the fund had a 23 basis point yield premium and similar duration versus the Bloomberg U.S Intermediate Credit Index. We believe these stats will allow the portfolio to perform well versus the indices over time.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	Institutional	Bloomberg US Aggregate Bond Index	Bloomberg US Interm Credit Index
9/28/2018	$10,000	$10,000	$10,000
9/30/2018	$10,000	$10,000	$10,000
10/31/2018	$9,939	$9,921	$9,958
11/30/2018	$9,950	$9,980	$9,966
12/31/2018	$9,923	$10,164	$10,075
1/31/2019	$10,156	$10,271	$10,236
2/28/2019	$10,244	$10,266	$10,271
3/31/2019	$10,418	$10,463	$10,433
4/30/2019	$10,480	$10,465	$10,478
5/31/2019	$10,539	$10,651	$10,588
6/30/2019	$10,689	$10,785	$10,745
7/31/2019	$10,738	$10,809	$10,767
8/31/2019	$10,898	$11,089	$10,953
9/30/2019	$10,901	$11,030	$10,927
10/31/2019	$10,987	$11,063	$10,991
11/30/2019	$10,989	$11,057	$10,992
12/31/2019	$11,039	$11,049	$11,034
1/31/2020	$11,176	$11,262	$11,193
2/29/2020	$11,218	$11,465	$11,307
3/31/2020	$10,426	$11,397	$10,775
4/30/2020	$10,829	$11,600	$11,145
5/31/2020	$11,056	$11,654	$11,332
6/30/2020	$11,228	$11,727	$11,494
7/31/2020	$11,441	$11,903	$11,653
8/31/2020	$11,460	$11,806	$11,652
9/30/2020	$11,434	$11,800	$11,636
10/31/2020	$11,419	$11,747	$11,637
11/30/2020	$11,573	$11,863	$11,761
12/31/2020	$11,646	$11,879	$11,816
1/31/2021	$11,628	$11,794	$11,776
2/28/2021	$11,554	$11,623	$11,680
3/31/2021	$11,482	$11,478	$11,571
4/30/2021	$11,568	$11,569	$11,651
5/31/2021	$11,591	$11,607	$11,713
6/30/2021	$11,635	$11,688	$11,752
7/31/2021	$11,690	$11,819	$11,841
8/31/2021	$11,692	$11,797	$11,822
9/30/2021	$11,641	$11,694	$11,760
10/31/2021	$11,570	$11,691	$11,696
11/30/2021	$11,510	$11,726	$11,683
12/31/2021	$11,546	$11,696	$11,695
1/31/2022	$11,312	$11,444	$11,484
2/28/2022	$11,223	$11,316	$11,368
3/31/2022	$11,022	$11,002	$11,102
4/30/2022	$10,747	$10,584	$10,800
5/31/2022	$10,820	$10,652	$10,894
6/30/2022	$10,500	$10,485	$10,699
7/31/2022	$10,849	$10,742	$10,934
8/31/2022	$10,648	$10,438	$10,714
9/30/2022	$10,328	$9,987	$10,370
10/31/2022	$10,382	$9,858	$10,327
11/30/2022	$10,614	$10,220	$10,639
12/31/2022	$10,614	$10,174	$10,631
1/31/2023	$10,840	$10,487	$10,882
2/28/2023	$10,636	$10,216	$10,674
3/31/2023	$10,776	$10,475	$10,894
4/30/2023	$10,851	$10,539	$10,975
5/31/2023	$10,808	$10,424	$10,893
6/30/2023	$10,833	$10,387	$10,865
7/31/2023	$10,905	$10,380	$10,923
8/31/2023	$10,920	$10,313	$10,908
9/30/2023	$10,765	$10,051	$10,765
10/31/2023	$10,666	$9,893	$10,690
11/30/2023	$11,096	$10,341	$11,066
12/31/2023	$11,397	$10,737	$11,368
1/31/2024	$11,416	$10,707	$11,390
2/29/2024	$11,327	$10,556	$11,289
3/31/2024	$11,448	$10,653	$11,390
4/30/2024	$11,290	$10,384	$11,238
5/31/2024	$11,412	$10,560	$11,393
6/30/2024	$11,524	$10,660	$11,473
7/31/2024	$11,682	$10,909	$11,700
8/31/2024	$11,829	$11,066	$11,849
9/30/2024	$11,968	$11,214	$11,999
10/31/2024	$11,810	$10,936	$11,813
11/30/2024	$11,927	$11,052	$11,911
12/31/2024	$11,838	$10,871	$11,824

Effective April 29, 2024, the Fund’s primary benchmark changed from the Bloomberg U.S. Intermediate Credit Index to the Bloomberg U.S. Aggregate Bond Index in order to meet the SEC’s new definition of an appropriate broad-based securities market index. The Bloomberg U.S.Intermediate Credit Index is now the Fund’s secondary benchmark.

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception 9/28/2018
Institutional	3.87%	1.41%	2.73%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.34%
Bloomberg US Interm Credit Index	4.01%	1.39%	2.71%

Key Fund Statistics

Total Net Assets	$349,616,567
# of Fund Holdings	51
Fund Turnover Rate	100%
Total Advisory Fees Paid	$1,094,634

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in a diversified portfolio of corporate investment grade bonds, corporate high yield bonds, and U.S. Government and Treasury securities maturing within 10 years or less.

Industry Weighting

Short-Term Investments	1.9%
Other	3.6%
Basic Materials	3.9%
Financial	6.1%
Communications	8.2%
Technology	10.0%
Consumer Cyclical	19.4%
Industrial	20.2%
Consumer Non-Cyclical	26.7%

Credit Rating

Value	Value
AAA	0.7%
A	4.2%
BBB	76.6%
BB	18.5%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which is available at  or upon request at 323-372-1960.

Effective September 13, 2024, the Fund’s management fee was reduced from 0.50% to 0.42% and the Fund’s annual fund operating expenses after fee waiver and/or expense reimbursement were reduced from 0.70% to 0.62%.

Maturity

% Weighted
Less than 1 Year
1 to 3 Years
3 to 5 Years
5 to 10 Years
7.2%
15.8%
25.7%
51.3%
0%
20%
40%
60%

Value	Value
5 to 10 Years	51.3%
3 to 5 Years	25.7%
1 to 3 Years	15.8%
Less than 1 Year	7.2%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://imgpfunds.com/fund-literature/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

Institutional:

MSEFX

iMGP Global Select Fund

Annual Shareholder Report December 31, 2024

Fund Overview

This Annual Shareholder Report contains important information about iMGP Global Select Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$100	0.98%

How did the Fund perform last year and what affected its performance?

  The fund gained 3.33% during the full year compared to 18.67% for the MSCI World Index.

  The fund's underperformance was due to both security selection and sector allocation.

  The Technology sector was by far the biggest negative impact on returns. Both an underweight to the sector, as well as underownership of the Magnificient Seven stocks resulted in a meaningful negative impact.

  Selection and allocation within the energy and materials were positive for the fund, however, not enough to offset negative impacts elsewhere.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	Institutional	MSCI World Index	Morningstar Global Large-Stock Blend Category	MSCI All Country World Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$9,684	$9,819	$9,900	$9,844
2/28/2015	$10,194	$10,394	$10,431	$10,392
3/31/2015	$10,128	$10,231	$10,295	$10,231
4/30/2015	$10,178	$10,471	$10,531	$10,528
5/31/2015	$10,255	$10,507	$10,582	$10,514
6/30/2015	$10,067	$10,263	$10,340	$10,266
7/31/2015	$10,172	$10,447	$10,443	$10,355
8/31/2015	$9,572	$9,756	$9,781	$9,646
9/30/2015	$9,267	$9,396	$9,466	$9,296
10/31/2015	$10,128	$10,141	$10,141	$10,026
11/30/2015	$10,144	$10,090	$10,097	$9,943
12/31/2015	$9,813	$9,913	$9,912	$9,764
1/31/2016	$9,117	$9,320	$9,407	$9,175
2/29/2016	$9,081	$9,250	$9,361	$9,112
3/31/2016	$9,801	$9,878	$9,975	$9,787
4/30/2016	$10,063	$10,035	$10,111	$9,931
5/31/2016	$10,210	$10,091	$10,166	$9,944
6/30/2016	$9,935	$9,978	$10,117	$9,884
7/31/2016	$10,369	$10,399	$10,525	$10,310
8/31/2016	$10,533	$10,408	$10,530	$10,344
9/30/2016	$10,582	$10,463	$10,598	$10,408
10/31/2016	$10,411	$10,261	$10,341	$10,231
11/30/2016	$10,985	$10,408	$10,425	$10,309
12/31/2016	$10,989	$10,657	$10,600	$10,531
1/31/2017	$11,363	$10,915	$10,890	$10,819
2/28/2017	$11,531	$11,217	$11,159	$11,123
3/31/2017	$11,499	$11,337	$11,297	$11,259
4/30/2017	$11,628	$11,505	$11,490	$11,434
5/31/2017	$11,686	$11,748	$11,740	$11,687
6/30/2017	$11,854	$11,793	$11,796	$11,740
7/31/2017	$12,216	$12,076	$12,065	$12,068
8/31/2017	$12,203	$12,093	$12,094	$12,114
9/30/2017	$12,590	$12,364	$12,322	$12,348
10/31/2017	$12,881	$12,598	$12,543	$12,605
11/30/2017	$13,094	$12,871	$12,779	$12,849
12/31/2017	$13,313	$13,045	$12,961	$13,056
1/31/2018	$14,219	$13,733	$13,591	$13,793
2/28/2018	$13,766	$13,164	$12,993	$13,213
3/31/2018	$13,481	$12,878	$12,819	$12,931
4/30/2018	$13,495	$13,026	$12,892	$13,054
5/31/2018	$13,683	$13,107	$12,953	$13,070
6/30/2018	$13,676	$13,101	$12,888	$13,000
7/31/2018	$14,073	$13,510	$13,265	$13,392
8/31/2018	$14,352	$13,677	$13,324	$13,497
9/30/2018	$14,261	$13,753	$13,344	$13,555
10/31/2018	$12,895	$12,744	$12,356	$12,540
11/30/2018	$13,195	$12,888	$12,562	$12,723
12/31/2018	$11,993	$11,908	$11,654	$11,827
1/31/2019	$13,343	$12,835	$12,556	$12,761
2/28/2019	$13,646	$13,221	$12,896	$13,102
3/31/2019	$13,678	$13,394	$13,043	$13,267
4/30/2019	$14,453	$13,869	$13,462	$13,715
5/31/2019	$13,399	$13,069	$12,697	$12,901
6/30/2019	$14,285	$13,930	$13,493	$13,746
7/31/2019	$14,357	$13,999	$13,500	$13,786
8/31/2019	$13,750	$13,713	$13,271	$13,459
9/30/2019	$13,894	$14,005	$13,528	$13,742
10/31/2019	$14,189	$14,361	$13,825	$14,119
11/30/2019	$14,844	$14,761	$14,147	$14,463
12/31/2019	$15,298	$15,203	$14,602	$14,973
1/31/2020	$15,106	$15,111	$14,398	$14,807
2/29/2020	$13,964	$13,834	$13,318	$13,611
3/31/2020	$11,532	$12,003	$11,461	$11,774
4/30/2020	$13,092	$13,314	$12,600	$13,035
5/31/2020	$13,868	$13,957	$13,169	$13,602
6/30/2020	$14,147	$14,326	$13,495	$14,036
7/31/2020	$14,775	$15,012	$14,166	$14,779
8/31/2020	$15,716	$16,015	$14,925	$15,683
9/30/2020	$15,210	$15,462	$14,535	$15,178
10/31/2020	$15,411	$14,988	$14,166	$14,809
11/30/2020	$17,390	$16,904	$15,844	$16,634
12/31/2020	$18,283	$17,621	$16,586	$17,406
1/31/2021	$18,185	$17,446	$16,493	$17,327
2/28/2021	$19,383	$17,893	$16,917	$17,728
3/31/2021	$19,864	$18,488	$17,453	$18,202
4/30/2021	$21,190	$19,349	$18,151	$18,998
5/31/2021	$21,249	$19,627	$18,475	$19,294
6/30/2021	$21,317	$19,920	$18,594	$19,548
7/31/2021	$21,406	$20,277	$18,737	$19,682
8/31/2021	$21,798	$20,781	$19,112	$20,175
9/30/2021	$21,170	$19,919	$18,278	$19,342
10/31/2021	$22,103	$21,047	$19,198	$20,329
11/30/2021	$20,826	$20,586	$18,674	$19,839
12/31/2021	$21,528	$21,465	$19,398	$20,633
1/31/2022	$20,200	$20,330	$18,401	$19,620
2/28/2022	$19,742	$19,816	$17,930	$19,113
3/31/2022	$19,410	$20,359	$18,210	$19,527
4/30/2022	$17,371	$18,668	$16,921	$17,964
5/31/2022	$17,349	$18,682	$17,040	$17,985
6/30/2022	$15,688	$17,064	$15,677	$16,469
7/31/2022	$16,913	$18,419	$16,729	$17,619
8/31/2022	$16,112	$17,649	$16,054	$16,970
9/30/2022	$14,222	$16,008	$14,595	$15,346
10/31/2022	$15,024	$17,158	$15,527	$16,272
11/30/2022	$16,410	$18,351	$16,807	$17,534
12/31/2022	$16,034	$17,571	$16,129	$16,844
1/31/2023	$17,248	$18,815	$17,243	$18,051
2/28/2023	$16,708	$18,362	$16,727	$17,534
3/31/2023	$17,173	$18,930	$17,153	$18,075
4/30/2023	$17,578	$19,261	$17,393	$18,334
5/31/2023	$16,978	$19,069	$17,052	$18,138
6/30/2023	$17,953	$20,222	$17,984	$19,191
7/31/2023	$18,508	$20,902	$18,507	$19,894
8/31/2023	$17,758	$20,403	$17,959	$19,338
9/30/2023	$16,933	$19,522	$17,195	$18,538
10/31/2023	$16,409	$18,956	$16,670	$17,981
11/30/2023	$17,923	$20,733	$18,083	$19,640
12/31/2023	$18,801	$21,751	$19,002	$20,584
1/31/2024	$18,567	$22,012	$18,974	$20,704
2/29/2024	$19,066	$22,945	$19,709	$21,593
3/31/2024	$19,379	$23,683	$20,327	$22,271
4/30/2024	$18,504	$22,803	$19,606	$21,536
5/31/2024	$18,738	$23,821	$20,431	$22,411
6/30/2024	$18,582	$24,306	$20,564	$22,910
7/31/2024	$19,535	$24,734	$21,030	$23,279
8/31/2024	$19,956	$25,388	$21,533	$23,870
9/30/2024	$20,191	$25,853	$21,921	$24,425
10/31/2024	$19,394	$25,340	$21,358	$23,877
11/30/2024	$20,394	$26,503	$22,081	$24,770
12/31/2024	$19,427	$25,812	$21,360	$24,183

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional	3.33%	4.90%	6.87%
MSCI World Index	18.67%	11.17%	9.95%
Morningstar Global Large-Stock Blend Category	12.43%	7.80%	7.84%
MSCI All Country World Index	17.49%	10.06%	9.23%

Key Fund Statistics

Total Net Assets	$98,633,060
# of Fund Holdings	85
Fund Turnover Rate	82%
Total Advisory Fees Paid	$696,427

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in equity securities of U.S. and non-U.S. companies.

Top Ten Holdings

VISA, Inc. - Class A	4.3%
Dentsply Sirona, Inc.	3.5%
Brookfield Corp.	2.5%
Compass Group PLC	2.5%
Fiserv, Inc.	2.5%
The Estee Lauder Companies, Inc. - Class A	2.4%
CME Group, Inc. - Class A	2.3%
Markel Group, Inc.	2.3%
Amazon.com, Inc.	2.3%
McKesson Corp.	2.3%

Region Weighting

Value	Value
Cash	0.5%
Japan	2.3%
Europe	23.4%
North America	72.1%
Asia ex-Japan	1.7%

Industry Weighting

% Weighted
Health Care & Pharmaceuticals
21.0%
Finance
20.7%
Industrials
13.4%
Information Technology
13.0%
Consumer Staples
9.2%
Consumer Discretionary
7.7%
Communication Services
4.1%
Utilities
3.2%
Materials
3.1%
Energy
2.2%
Real Estate
1.8%
Cash
0.6%
0%
20%
40%

Value	Value
Cash	0.6%
Real Estate	1.8%
Energy	2.2%
Materials	3.1%
Utilities	3.2%
Communication Services	4.1%
Consumer Discretionary	7.7%
Consumer Staples	9.2%
Information Technology	13.0%
Industrials	13.4%
Finance	20.7%
Health Care & Pharmaceuticals	21.0%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://imgpfunds.com/fund-literature/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

Institutional:

MAHIX

iMGP High Income Fund

Annual Shareholder Report December 31, 2024

Fund Overview

This Annual Shareholder Report contains important information about iMGP High Income Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

THIS REPORT DESCRIBES CHANGES TO THE FUND THAT OCCURRED DURING THE REPORTING PERIOD.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$102	0.98%

How did the Fund perform last year and what affected its performance?

  The fund gained 4.41% in the second half of the year and 8.84% for the full year. The fund outperformed both its primary benchmark, the Bloomberg US Aggregate Bond Index, which gained 1.25% on the year, as well as its secondary benchmark, the ICE BofAML U.S. High Yield Index (+8.20%), and the Morningstar Nontraditional Bond category (+5.93%).

  All subadvisors performed well, with the flexible credit managers each up over 9% for the year (BBH gained 9.03% and Guggenheim gained 9.21%).

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	Institutional	Bloomberg US Aggregate Bond Index	ICE BofA US High Yield Index	Morningstar Nontraditional Bond Category
9/28/2018	$10,000	$10,000	$10,000	$10,000
9/30/2018	$10,000	$10,000	$10,003	$10,000
10/31/2018	$9,869	$9,921	$9,840	$9,941
11/30/2018	$9,901	$9,980	$9,750	$9,900
12/31/2018	$9,692	$10,164	$9,537	$9,833
1/31/2019	$9,960	$10,271	$9,975	$10,009
2/28/2019	$10,014	$10,266	$10,143	$10,075
3/31/2019	$10,092	$10,463	$10,242	$10,110
4/30/2019	$10,172	$10,465	$10,386	$10,188
5/31/2019	$10,125	$10,651	$10,254	$10,164
6/30/2019	$10,245	$10,785	$10,505	$10,266
7/31/2019	$10,296	$10,809	$10,559	$10,310
8/31/2019	$10,288	$11,089	$10,600	$10,283
9/30/2019	$10,355	$11,030	$10,634	$10,317
10/31/2019	$10,382	$11,063	$10,659	$10,346
11/30/2019	$10,416	$11,057	$10,688	$10,374
12/31/2019	$10,504	$11,049	$10,911	$10,494
1/31/2020	$10,562	$11,262	$10,911	$10,519
2/29/2020	$10,306	$11,465	$10,742	$10,450
3/31/2020	$9,055	$11,397	$9,479	$9,694
4/30/2020	$9,484	$11,600	$9,839	$9,883
5/31/2020	$9,774	$11,654	$10,289	$10,093
6/30/2020	$9,973	$11,727	$10,390	$10,223
7/31/2020	$10,204	$11,903	$10,886	$10,411
8/31/2020	$10,399	$11,806	$10,993	$10,483
9/30/2020	$10,418	$11,800	$10,879	$10,455
10/31/2020	$10,370	$11,747	$10,930	$10,472
11/30/2020	$10,910	$11,863	$11,367	$10,701
12/31/2020	$11,094	$11,879	$11,584	$10,838
1/31/2021	$11,147	$11,794	$11,628	$10,868
2/28/2021	$11,259	$11,623	$11,669	$10,890
3/31/2021	$11,330	$11,478	$11,689	$10,886
4/30/2021	$11,427	$11,569	$11,817	$10,958
5/31/2021	$11,488	$11,607	$11,851	$10,996
6/30/2021	$11,576	$11,688	$12,013	$11,035
7/31/2021	$11,619	$11,819	$12,056	$11,033
8/31/2021	$11,671	$11,797	$12,121	$11,064
9/30/2021	$11,682	$11,694	$12,125	$11,028
10/31/2021	$11,727	$11,691	$12,104	$11,018
11/30/2021	$11,700	$11,726	$11,980	$10,945
12/31/2021	$11,806	$11,696	$12,205	$11,004
1/31/2022	$11,634	$11,444	$11,870	$10,906
2/28/2022	$11,545	$11,316	$11,763	$10,800
3/31/2022	$11,519	$11,002	$11,654	$10,723
4/30/2022	$11,308	$10,584	$11,230	$10,574
5/31/2022	$11,207	$10,652	$11,258	$10,532
6/30/2022	$10,879	$10,485	$10,492	$10,268
7/31/2022	$11,173	$10,742	$11,124	$10,436
8/31/2022	$11,094	$10,438	$10,858	$10,370
9/30/2022	$10,734	$9,987	$10,421	$10,127
10/31/2022	$10,788	$9,858	$10,718	$10,141
11/30/2022	$10,997	$10,220	$10,918	$10,318
12/31/2022	$10,997	$10,174	$10,836	$10,302
1/31/2023	$11,342	$10,487	$11,260	$10,526
2/28/2023	$11,318	$10,216	$11,114	$10,439
3/31/2023	$11,349	$10,475	$11,239	$10,460
4/30/2023	$11,456	$10,539	$11,348	$10,505
5/31/2023	$11,484	$10,424	$11,240	$10,473
6/30/2023	$11,588	$10,387	$11,423	$10,556
7/31/2023	$11,726	$10,380	$11,585	$10,657
8/31/2023	$11,820	$10,313	$11,618	$10,643
9/30/2023	$11,765	$10,051	$11,483	$10,572
10/31/2023	$11,733	$9,893	$11,341	$10,516
11/30/2023	$12,038	$10,341	$11,857	$10,770
12/31/2023	$12,352	$10,737	$12,294	$11,004
1/31/2024	$12,427	$10,707	$12,297	$11,050
2/29/2024	$12,485	$10,556	$12,333	$11,084
3/31/2024	$12,631	$10,653	$12,480	$11,198
4/30/2024	$12,616	$10,384	$12,355	$11,147
5/31/2024	$12,776	$10,560	$12,495	$11,258
6/30/2024	$12,876	$10,660	$12,616	$11,300
7/31/2024	$13,022	$10,909	$12,863	$11,442
8/31/2024	$13,155	$11,066	$13,068	$11,537
9/30/2024	$13,302	$11,214	$13,282	$11,641
10/31/2024	$13,284	$10,936	$13,209	$11,585
11/30/2024	$13,441	$11,052	$13,360	$11,696
12/31/2024	$13,444	$10,871	$13,303	$11,658

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception 9/28/2018
Institutional	8.84%	5.06%	4.84%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.34%
ICE BofA US High Yield Index	8.20%	4.04%	4.67%
Morningstar Nontraditional Bond Category	5.93%	2.10%	2.45%

Key Fund Statistics

Total Net Assets	$138,810,317
# of Fund Holdings	703
Fund Turnover Rate	30%
Total Advisory Fees Paid	$579,555

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in a variety of equity and debt securities.

Asset Allocation

Other	-1.3%
Preferred Stock	2.0%
Government Securities & Agency Issue	5.1%
Mortgage-Backed Securities	9.8%
Short-Term Investments	12.9%
Asset-Backed Securities	16.1%
Bank Loans	19.6%
Corporate Bonds	35.8%

Credit Rating

Value	Value
AAA	9.4%
AA	1.3%
A	16.0%
BBB	24.6%
BB	20.5%
B	17.8%
Below B	2.0%
Not Rated	8.4%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which is available at  or upon request at 323-372-1960.

Shareholders of the Fund approved a new primary investment objective for the Fund. The Fund’s new primary investment objective is to seek to achieve long-term returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes.

Maturity

% Weighted
Less than 1 Year
3.9%
1 to 3 Years
12.9%
3 to 5 Years
22.9%
5 to 10 Years
25.2%
Greater than 10 Years
35.1%
0%
20%
40%

Value	Value
Greater than 10 Years	35.1%
5 to 10 Years	25.2%
3 to 5 Years	22.9%
1 to 3 Years	12.9%
Less than 1 Year	3.9%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://imgpfunds.com/fund-literature/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

Institutional:

MSILX

iMGP International Fund

Annual Shareholder Report December 31, 2024

Fund Overview

This Annual Shareholder Report contains important information about iMGP International Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$118	1.18%

How did the Fund perform last year and what affected its performance?

  The fund fell 0.57% during the full year compared to a modest gain of 3.82% for the MSCI EAFE Index.

  Security selection was the main driver behind underperformance, while sector allocation was a tailwind.

  Stocks within the Healthcare sector were the main culprits behind the underperformance.

  Solid security selection within the Technology and Materials sectors helped offset some of negative impact elsewhere.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	Institutional	MSCI EAFE Index	Morningstar Foreign Large Blend Category
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,983	$10,049	$10,053
2/28/2015	$10,783	$10,650	$10,601
3/31/2015	$10,547	$10,488	$10,468
4/30/2015	$10,899	$10,916	$10,880
5/31/2015	$10,985	$10,860	$10,890
6/30/2015	$10,639	$10,552	$10,588
7/31/2015	$10,657	$10,772	$10,665
8/31/2015	$9,810	$9,979	$9,911
9/30/2015	$9,384	$9,472	$9,495
10/31/2015	$9,891	$10,213	$10,111
11/30/2015	$9,724	$10,054	$10,021
12/31/2015	$9,448	$9,919	$9,836
1/31/2016	$8,745	$9,201	$9,261
2/29/2016	$8,552	$9,033	$9,025
3/31/2016	$9,073	$9,620	$9,645
4/30/2016	$9,032	$9,899	$9,802
5/31/2016	$9,026	$9,809	$9,793
6/30/2016	$8,482	$9,480	$9,542
7/31/2016	$8,874	$9,960	$9,949
8/31/2016	$8,933	$9,967	$10,000
9/30/2016	$9,126	$10,090	$10,132
10/31/2016	$8,950	$9,883	$9,909
11/30/2016	$8,780	$9,687	$9,693
12/31/2016	$9,012	$10,018	$9,901
1/31/2017	$9,287	$10,308	$10,237
2/28/2017	$9,458	$10,456	$10,361
3/31/2017	$9,751	$10,744	$10,670
4/30/2017	$10,074	$11,017	$10,957
5/31/2017	$10,446	$11,421	$11,330
6/30/2017	$10,349	$11,401	$11,338
7/31/2017	$10,763	$11,730	$11,678
8/31/2017	$10,562	$11,726	$11,705
9/30/2017	$10,849	$12,017	$11,946
10/31/2017	$10,806	$12,200	$12,139
11/30/2017	$10,794	$12,328	$12,227
12/31/2017	$11,140	$12,526	$12,418
1/31/2018	$11,794	$13,154	$13,033
2/28/2018	$11,159	$12,560	$12,414
3/31/2018	$11,015	$12,334	$12,313
4/30/2018	$11,172	$12,615	$12,464
5/31/2018	$11,084	$12,332	$12,261
6/30/2018	$10,971	$12,181	$12,051
7/31/2018	$11,103	$12,481	$12,329
8/31/2018	$10,726	$12,240	$12,089
9/30/2018	$10,644	$12,346	$12,146
10/31/2018	$9,702	$11,364	$11,148
11/30/2018	$9,626	$11,349	$11,177
12/31/2018	$8,823	$10,798	$10,606
1/31/2019	$9,677	$11,508	$11,362
2/28/2019	$10,082	$11,801	$11,611
3/31/2019	$10,203	$11,876	$11,693
4/30/2019	$10,760	$12,210	$12,015
5/31/2019	$9,791	$11,623	$11,390
6/30/2019	$10,418	$12,313	$12,040
7/31/2019	$10,361	$12,157	$11,831
8/31/2019	$10,114	$11,842	$11,582
9/30/2019	$10,399	$12,181	$11,887
10/31/2019	$10,817	$12,619	$12,283
11/30/2019	$11,006	$12,761	$12,438
12/31/2019	$11,510	$13,176	$12,882
1/31/2020	$10,747	$12,900	$12,545
2/29/2020	$9,788	$11,734	$11,597
3/31/2020	$7,721	$10,168	$9,865
4/30/2020	$8,353	$10,825	$10,568
5/31/2020	$8,647	$11,296	$11,064
6/30/2020	$8,882	$11,681	$11,463
7/31/2020	$9,273	$11,953	$11,830
8/31/2020	$9,866	$12,568	$12,379
9/30/2020	$9,521	$12,241	$12,128
10/31/2020	$9,273	$11,752	$11,735
11/30/2020	$11,327	$13,574	$13,339
12/31/2020	$12,088	$14,205	$14,029
1/31/2021	$11,728	$14,054	$13,910
2/28/2021	$12,481	$14,369	$14,224
3/31/2021	$12,762	$14,700	$14,556
4/30/2021	$13,142	$15,142	$14,974
5/31/2021	$13,596	$15,636	$15,472
6/30/2021	$13,135	$15,460	$15,303
7/31/2021	$13,055	$15,576	$15,305
8/31/2021	$13,275	$15,851	$15,562
9/30/2021	$13,062	$15,391	$15,013
10/31/2021	$13,716	$15,769	$15,427
11/30/2021	$12,668	$15,035	$14,745
12/31/2021	$13,508	$15,805	$15,402
1/31/2022	$12,933	$15,042	$14,828
2/28/2022	$12,345	$14,776	$14,368
3/31/2022	$12,061	$14,871	$14,319
4/30/2022	$11,250	$13,909	$13,432
5/31/2022	$11,534	$14,013	$13,621
6/30/2022	$10,474	$12,713	$12,434
7/31/2022	$10,966	$13,346	$12,988
8/31/2022	$10,246	$12,712	$12,328
9/30/2022	$9,068	$11,523	$11,179
10/31/2022	$9,740	$12,143	$11,717
11/30/2022	$10,869	$13,510	$13,186
12/31/2022	$10,594	$13,521	$12,966
1/31/2023	$11,747	$14,616	$14,041
2/28/2023	$11,537	$14,311	$13,625
3/31/2023	$11,907	$14,666	$13,977
4/30/2023	$12,075	$15,080	$14,294
5/31/2023	$11,621	$14,442	$13,776
6/30/2023	$12,271	$15,099	$14,382
7/31/2023	$12,508	$15,587	$14,803
8/31/2023	$12,026	$14,990	$14,242
9/30/2023	$11,467	$14,478	$13,737
10/31/2023	$10,615	$13,891	$13,262
11/30/2023	$11,851	$15,181	$14,359
12/31/2023	$12,437	$15,987	$15,081
1/31/2024	$12,296	$16,079	$14,970
2/29/2024	$12,832	$16,373	$15,381
3/31/2024	$13,270	$16,912	$15,873
4/30/2024	$12,627	$16,479	$15,466
5/31/2024	$13,058	$17,117	$16,159
6/30/2024	$12,853	$16,841	$15,897
7/31/2024	$13,044	$17,335	$16,356
8/31/2024	$13,411	$17,899	$16,843
9/30/2024	$13,361	$18,064	$17,055
10/31/2024	$12,606	$17,082	$16,238
11/30/2024	$12,599	$16,985	$16,232
12/31/2024	$12,366	$16,598	$15,802

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional	(0.57%)	1.44%	2.15%
MSCI EAFE Index	3.82%	4.73%	5.20%
Morningstar Foreign Large Blend Category	4.74%	4.21%	4.69%

Key Fund Statistics

Total Net Assets	$169,160,552
# of Fund Holdings	50
Fund Turnover Rate	44%
Total Advisory Fees Paid	$1,785,875

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in the securities of companies organized or located outside of the United States, including large-, mid-, and small-capitalization companies.

Top Ten Holdings

SAP SE	5.1%
Sage Group (The) PLC	4.6%
Asml Holding Nv	4.2%
Taiwan Semiconductor Manufacturing Co Ltd	4.0%
Coca-Cola Europacific Partners PLC	3.6%
Icon Plc	3.5%
Aon PLC Class A	3.1%
Mercedes-Benz Group AG	3.1%
Ryanair Holdings PLC ADR	3.0%
Bayer AG	2.8%

Region Weighting

Value	Value
Australia/New Zealand	1.3%
Latin America	2.2%
Cash	3.2%
Japan	6.1%
North America	15.2%
Europe	62.9%
Middle East	4.5%
Asia ex-Japan	4.6%

Industry Weighting

% Weighted
Information Technology
21.7%
Finance
19.1%
Industrials
16.2%
Health Care & Pharmaceuticals
15.3%
Consumer Discretionary
12.8%
Materials
5.8%
Consumer Staples
5.8%
Cash
3.3%
0%
20%
40%

Value	Value
Cash	3.3%
Consumer Staples	5.8%
Materials	5.8%
Consumer Discretionary	12.8%
Health Care & Pharmaceuticals	15.3%
Industrials	16.2%
Finance	19.1%
Information Technology	21.7%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://imgpfunds.com/fund-literature/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

ETF:

PCGG

Principal Listing Exchange: NYSE Arca

Polen Capital Global Growth ETF

Annual Shareholder Report December 31, 2024

Fund Overview

This Annual Shareholder Report contains important information about Polen Capital Global Growth ETF for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF	$90	0.85%

How did the Fund perform last year and what affected its performance?

  For the calendar year 2024, the Polen Capital Global Growth ETF returned 12.12% (NAV) compared to 17.49% for the MSCI All Country World Index.

  The ETF underperformed the Index for the year, where stock selection dragged, partially offset by relative gains from sector allocation and currency effects.

  Stock selection within Industrials, Consumer Discretionary, and Communication Services were additive; however, drags from Information Technology, Consumer Staples, Healthcare, and Financials more than offset those gains.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	ETF	MSCI All Country World Index	Morningstar Global Large-Stock Growth
8/29/2023	$10,000	$10,000	$10,000
8/31/2023	$10,052	$10,027	$10,003
9/30/2023	$9,427	$9,612	$9,451
10/31/2023	$9,209	$9,323	$9,133
11/30/2023	$10,260	$10,184	$10,102
12/31/2023	$10,503	$10,673	$10,652
1/31/2024	$10,823	$10,736	$10,689
2/29/2024	$11,257	$11,196	$11,330
3/31/2024	$11,312	$11,548	$11,611
4/30/2024	$10,644	$11,167	$11,107
5/31/2024	$10,610	$11,620	$11,565
6/30/2024	$11,095	$11,879	$11,785
7/31/2024	$11,198	$12,071	$11,819
8/31/2024	$11,454	$12,377	$12,158
9/30/2024	$11,495	$12,665	$12,394
10/31/2024	$11,299	$12,381	$12,121
11/30/2024	$12,073	$12,844	$12,654
12/31/2024	$11,776	$12,540	$12,270

Average Annual Total Returns (%)

Fund	1 Year	Since Inception 8/29/2023
ETF	12.12%	12.98%
MSCI All Country World Index	17.49%	18.38%
Morningstar Global Large-Stock Growth	15.00%	16.57%

Key Fund Statistics

Total Net Assets	$156,618,707
# of Fund Holdings	28
Fund Turnover Rate	18%
Total Advisory Fees Paid	$929,712

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in a focused portfolio of common stocks of large capitalization companies that are located anywhere in the world, including companies in both developed and emerging markets.

Top Ten Holdings

Amazon.com, Inc.	10.5%
Alphabet, Inc. - Class A	6.2%
SAP SE	6.0%
Microsoft Corp.	5.7%
Shopify, Inc. - Class A	5.0%
Mastercard Inc - Class A	4.8%
VISA, Inc. - Class A	4.7%
Abbott Laboratories	4.4%
Workday, Inc. - Class A	4.2%
MSCI, Inc.	4.1%

Region Weighting

Value	Value
Cash	2.7%
Europe	18.1%
North America	79.2%

Industry Weighting

% Weighted
Information Technology
37.0%
Finance
17.7%
Health Care & Pharmaceuticals
16.2%
Consumer Discretionary
11.5%
Communication Services
6.2%
Industrials
5.2%
Cash
2.7%
Consumer Staples
2.1%
Real Estate
1.4%
0%
20%
40%

Value	Value
Real Estate	1.4%
Consumer Staples	2.1%
Cash	2.7%
Industrials	5.2%
Communication Services	6.2%
Consumer Discretionary	11.5%
Health Care & Pharmaceuticals	16.2%
Finance	17.7%
Information Technology	37.0%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://imgpfunds.com/fund-literature/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

(b) Not applicable.

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.

(b) No disclosures are required by this Item 2(b).

(c) The registrant has not made any amendments to its code of ethics during the period covered by this report.

(d) The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

(e) Not applicable.

(f) The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-800-960-0188.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s board of trustees (the “board”) has determined that the registrant has a member serving on its audit committee that possesses the attributes identified in Form N-CSR to qualify as an “audit committee financial expert.”

(a)(2) Harold M. Shefrin, the Chairman of the board’s audit committee, and Craig Wainscott, a member of the audit committee, are each an “audit committee financial expert” and Messrs. Shefrin and Wainscott have each been deemed to be “independent” as that term is defined in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The firm of Cohen & Company, Ltd. (“Cohen”) serves as the independent registered public accounting firm for the registrant and has been engaged to perform audit services, audit-related services, tax services and other services to the registrant.

(a) Audit Fees

For the fiscal years ended December 31, 2024 and December 31, 2023, the aggregate fees billed for professional services rendered by Cohen for the audit of the registrant’s annual financial statements or services that are normally provided by Cohen in connection with statutory and regulatory filings or engagements were $300,000 and $341,500, respectively.

(b) Audit-Related Fees

For the fiscal years ended December 31, 2024 and December 31, 2023, the aggregate fees billed for assurance and related services rendered by Cohen that are reasonably related to the performance of the audit or review of the registrant’s financial statements and that are not reported under Audit Fees above were $0 and $0, respectively.

(c) Tax Fees

For the fiscal years ended December 31, 2024 and December 31, 2023, the aggregate fees billed for tax compliance, tax advice, and tax planning services, consisting of review of federal tax forms, preparation of tax returns and review of excise dividend calculations, rendered by Cohen were $66,000 and $69,000, respectively.

(d) All Other Fees

For the fiscal years ended December 31, 2024 and December 31, 2023, the aggregate fees billed by Cohen for all services other than services reported under Audit Fees, Audit-Related Fees, and Tax Fees were $12,000 and $0, respectively, consisting of costs associated with the final tax returns of the iMGP Oldfield International Value Fund, the iMGP DBI Hedge Strategy ETF, and the iMGP RBA Responsible Global Allocation ETF.

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the fiscal years ended December 31, 2024 and December 31, 2023, the aggregate non-audit fees billed by Cohen for services rendered to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc. — not sub-adviser) were $4,500 and $4,000 (registrant), respectively, consisting of review of the registrant’s semi-annual shareholder report.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committees of Listed Registrants.

(a) The registrant is a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The registrant’s audit committee members are Harold M. Shefrin, Ph.D., Julie Allecta, Jonathan W. DePriest and Craig B. Wainscott.

(b) Not applicable.

Item 6. Investments.

(a) The complete Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached hereto.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Certain Form N-CSR Information

iMGP Global Select Fund

iMGP International Fund

iMGP Small Company Fund (formerly, iMGP SBH Focused Small Value Fund)

iMGP Alternative Strategies Fund

iMGP High Income Fund

iMGP Dolan McEniry Corporate Bond Fund

iMGP APA Enhanced Income Municipal Fund

iMGP DBi Managed Futures Strategy ETF

iMGP Berkshire Dividend Growth ETF

December 31, 2024

ii	Litman Gregory Funds Trust

iM Global Partner Fund Management, LLC has ultimate responsibility for the funds’ performance due to its responsibility to oversee its investment managers and recommend their hiring, termination and replacement.

Table of Contents	1

iMGP Global Select Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024

Shares		Value

COMMON STOCKS: 97.8%

Canada: 6.4%
43,740	Brookfield Corp.	$2,512,863
6,175	Colliers International Group, Inc.(a)	839,614
8,646	Descartes Systems Group, Inc.*	980,774
4,937	FirstService Corp.	893,696
9,987	Shopify, Inc. - Class A*	1,061,918

		6,288,865

Denmark: 0.7%
8,309	Novo Nordisk AS - ADR	714,740

France: 0.8%
1,651	L’Oreal SA	584,176
8,262	Legrand SA - ADR	159,539

		743,715

Germany: 4.5%
17,045	Beiersdorf AG - ADR	433,284
91,794	Henkel AG & Co. KGaA - ADR	1,758,773
5,289	SAP SE	1,293,596
17,279	Siemens Healthineers AG(b)	915,693

		4,401,346

Italy: 0.9%
23,292	SOL SpA	895,626

Japan: 2.3%
10,848	Daikin Industries Ltd. - ADR	126,704
44,300	NSD Co. Ltd.	951,105
35,000	Sanrio Co. Ltd.	1,232,011

		2,309,820

Netherlands: 1.6%
20,400	Heineken NV	1,468,596
7,778	JDE Peet’s NV - ADR	66,269

		1,534,865

Sweden: 3.8%
70,935	Assa Abloy AB - Class B	2,097,548
29,000	Hemnet Group AB	880,296
32,300	Indutrade AB	808,303

		3,786,147

Switzerland: 2.0%
20,235	Novartis AG - ADR(a)	1,969,068

United Kingdom: 9.1%
75,300	Compass Group PLC	2,509,617
16,500	Diploma PLC	877,965
58,841	Pennon Group PLC - ADR(a)	876,731
16,705	Severn Trent PLC - ADR	530,551
76,168	Smith & Nephew PLC - ADR	1,872,209
10,197	Spirax Group PLC - ADR(a)	440,000
40,107	United Utilities Group PLC - ADR(a)	1,055,215
123,000	Volution Group PLC	862,378

		9,024,666

United States: 65.7%
1,853	3M Co.	239,204
8,668	Abbott Laboratories	980,437
2,214	Adobe, Inc.*	984,522
7,375	Air Products & Chemicals, Inc.	2,139,045
5,899	Alphabet, Inc. - Class A	1,116,681

Shares		Value

United States (continued)
10,296	Amazon.com, Inc.*	$2,258,839
2,618	Aon PLC - Class A	940,281
2	Berkshire Hathaway, Inc. - Class A*	1,361,840
2,319	Berkshire Hathaway, Inc. - Class B*	1,051,156
14,884	Calavo Growers, Inc.	379,542
7,723	California Water Service Group	350,084
29,565	Centene Corp.*	1,791,048
2,874	Clorox Co.	466,766
9,860	CME Group, Inc.	2,289,788
55,225	Comcast Corp. - Class A	2,072,594
179,848	DENTSPLY SIRONA, Inc.	3,413,515
8,688	elf Beauty, Inc.*	1,090,778
33,643	Envista Holdings Corp.*	648,973
31,047	Estee Lauder Cos., Inc. - Class A	2,327,904
23,295	ExlService Holdings, Inc.*	1,033,832
11,890	Fiserv, Inc.*	2,442,444
4,120	Globant SA*	883,410
9,074	Globe Life, Inc.	1,011,932
5,155	Hamilton Lane, Inc. - Class A	763,198
18,327	Henry Schein, Inc.*	1,268,228
3,048	Hologic, Inc.*	219,730
4,031	Kimberly-Clark Corp.	528,222
1,993	Kinsale Capital Group, Inc.	927,004
4,243	Knight-Swift Transportation Holdings, Inc.	225,049
1,315	Markel Group, Inc.*	2,269,992
33,759	Marten Transport Ltd.	526,978
3,950	McKesson Corp.	2,251,145
2,776	Medpace Holdings, Inc.*	922,270
2,503	Microsoft Corp.	1,055,015
6,285	Northern Trust Corp.	644,213
43,800	Occidental Petroleum Corp.	2,164,158
13,470	Oracle Corp.	2,244,641
8,990	Paycom Software, Inc.	1,842,680
2,597	Pool Corp.	885,421
38,850	Qiagen NV*	1,729,991
6,575	Repligen Corp.*	946,406
6,762	Rogers Corp.*	687,087
6,981	SJW Group	343,605
12,128	Solventum Corp.*	801,176
18,932	Tetra Tech, Inc.	754,251
481	Thermo Fisher Scientific, Inc.	250,231
2,452	TopBuild Corp.*	763,406
1,564	Toro Co.	125,276
9,200	Union Pacific Corp.	2,097,968
13,363	Visa, Inc. - Class A	4,223,243
29,036	Werner Enterprises, Inc.	1,042,973
3,843	Workday, Inc. - Class A*	991,609

		64,769,781

TOTAL COMMON STOCKS (Cost $83,736,664)		96,438,639

PREFERRED STOCKS: 1.7%

South Korea: 1.7%
57,915	Samsung Electronics Co. Ltd. - (Preference Shares)	1,738,847

TOTAL PREFERRED STOCKS (Cost $2,436,388)		1,738,847

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	1

iMGP Global Select Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024 (Continued)

Shares		Value

SHORT-TERM INVESTMENTS: 2.4%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED: 1.1%
1,053,220	State Street Navigator Securities Lending Government Money Market Portfolio, 4.460%(c)(d)	$1,053,220

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $1,053,220)		1,053,220

Principal Amount

REPURCHASE AGREEMENTS: 1.3%
$1,307,924	Fixed Income Clearing Corp. 1.360%, 12/31/2024, due 01/02/2025 [collateral: par value $1,327,900, U.S. Treasury Bonds, 4.625%, due 02/15/2040, value $1,334,710] (proceeds $1,308,023)	1,307,924

TOTAL REPURCHASE AGREEMENTS (Cost $1,307,924)		1,307,924

TOTAL SHORT-TERM INVESTMENTS (Cost $2,361,144)		2,361,144

TOTAL INVESTMENTS (Cost: $88,534,196): 101.9%		100,538,630

Liabilities in Excess of Other Assets: (1.9)%		(1,905,570)

NET ASSETS: 100.0%		$98,633,060

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
*	Non-Income Producing Security.
(a)	Security, or portion thereof, is out on loan.
(b)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

(c)	The rate disclosed is the 7 day net yield as of December 31, 2024.
(d)	Represents security purchased with cash collateral received for securities on loan.

The accompanying notes are an integral part of these financial statements.

2	Litman Gregory Funds Trust

iMGP Global Select Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024 (Continued)

The following is a table displaying the investments of the fund by industry.

Industry	% of Net Assets
Financial Services	9.3%
Health Care Equipment & Supplies	9.0%
Software	7.7%
Capital Markets	6.2%
Health Care Providers & Services	5.4%
Insurance	5.1%
Personal Care Products	4.6%
Ground Transportation	3.9%
Life Sciences Tools & Services	3.9%
Water Utilities	3.2%
Building Products	3.1%
Chemicals	3.1%
IT Services	3.0%
Professional Services	2.9%
Household Products	2.8%
Pharmaceuticals	2.7%
Hotels, Restaurants & Leisure	2.5%
Broadline Retail	2.3%
Oil, Gas & Consumable Fuels	2.2%
Media	2.1%
Interactive Media & Services	2.0%
Technology Hardware, Storage & Peripherals	1.7%
Real Estate Management & Development	1.8%
Beverages	1.5%
Machinery	1.3%
Specialty Retail	1.2%
Distributors	0.9%
Trading Companies & Distributors	0.9%
Household Durables	0.8%
Commercial Services & Supplies	0.8%
Electronic Equipment, Instruments & Components	0.7%
Food Products	0.5%
Industrial Conglomerates	0.2%
Electrical Equipment	0.2%
Short-Term Investments	2.4%

Total Investments	101.9%
Liabilities in Excess of Other Assets	(1.9)%

Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	3

iMGP International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024

Shares		Value

COMMON STOCKS: 96.8%

Australia: 1.3%
490,100	Glencore PLC	$2,168,481

Brazil: 2.2%
2,153	MercadoLibre, Inc.*	3,661,047

Canada: 3.2%
33,348	Canadian Pacific Kansas City Ltd.	2,409,567
27,516	Shopify, Inc. - Class A*	2,925,776

		5,335,343

China: 0.6%
25,801	Prosus NV	1,024,149

Denmark: 4.8%
214,000	ISS AS	3,899,982
48,136	Novo Nordisk AS - Class B	4,170,401

		8,070,383

Finland: 1.8%
74,201	Sampo OYJ - Class A	3,024,453

France: 8.3%
76,470	BNP Paribas SA	4,687,279
17,870	Kering SA	4,406,753
15,779	Teleperformance SE	1,357,520
409,800	Worldline SA*(a)(b)	3,596,058

		14,047,610

Germany: 20.2%
10,009	Adidas AG	2,453,204
6,285	Allianz SE	1,924,915
236,619	Bayer AG	4,730,239
62,318	Daimler Truck Holding AG	2,376,908
73,265	Fresenius SE & Co. KGaA*	2,543,436
54,304	Hensoldt AG	1,939,154
93,190	Mercedes-Benz Group AG	5,189,349
35,180	SAP SE	8,604,405
84,082	Siemens Healthineers AG(a)	4,455,888

		34,217,498

Israel: 4.5%
486,459	Israel Discount Bank Ltd. - Class A	3,327,539
369,699	Tel Aviv Stock Exchange Ltd.	4,286,483

		7,614,022

Italy: 4.8%
100,228	Carel Industries SpA(a)(b)	1,923,358
202,584	Davide Campari-Milano NV(b)	1,261,882
114,902	Ryanair Holdings PLC - ADR	5,008,578

		8,193,818

Japan: 6.1%
104,800	BayCurrent, Inc.	3,542,498
108,200	Nippon Sanso Holdings Corp.	3,041,439
186,400	Renesas Electronics Corp.*	2,423,786
8,000	Tokyo Electron Ltd.	1,229,342

		10,237,065

Netherlands: 5.2%
10,012	ASML Holding NV	7,033,313
18,838	EXOR NV	1,726,572

		8,759,885

Shares		Value

Spain: 2.1%
51,098	Amadeus IT Group SA	$3,607,028

Sweden: 0.8%
18,451	Evolution AB(a)	1,421,539

Switzerland: 2.5%
2,859	Belimo Holding AG	1,889,923
35,870	Julius Baer Group Ltd.	2,320,139

		4,210,062

Taiwan: 4.0%
207,000	Taiwan Semiconductor Manufacturing Co. Ltd.	6,787,506

United Kingdom: 12.4%
448,907	Breedon Group PLC	2,503,851
77,779	Coca-Cola Europacific Partners PLC	6,037,886
46,200	Diageo PLC	1,467,751
121,045	Fevertree Drinks PLC	1,021,436
3,113,750	Lloyds Banking Group PLC	2,135,552
487,149	Sage Group PLC	7,764,161

		20,930,637

United States: 12.0%
14,641	Aon PLC - Class A	5,258,461
271,143	CNH Industrial NV	3,072,050
28,099	ICON PLC*	5,892,641
50,862	Medtronic PLC	4,062,857
49,546	Titan Cement International SA	2,061,560

		20,347,569

TOTAL COMMON STOCKS (Cost $152,347,095)		163,658,095

SHORT-TERM INVESTMENTS: 3.0%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED: 0.5%
847,130	State Street Navigator Securities Lending Government Money Market Portfolio, 4.460%(c)(d)	847,130

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $847,130)		847,130

Principal Amount

REPURCHASE AGREEMENTS: 2.5%
$4,238,002	Fixed Income Clearing Corp. 1.360%, 12/31/2024, due 01/02/2025 [collateral: par value $4,302,400, U.S. Treasury Bonds, 4.625%, due 02/15/2040, value $4,324,132] (proceeds $4,238,323)	4,238,002

TOTAL REPURCHASE AGREEMENTS (Cost $4,238,002)		4,238,002

TOTAL SHORT-TERM INVESTMENTS (Cost $5,085,132)		5,085,132

TOTAL INVESTMENTS (Cost: $157,432,227): 99.8%		168,743,227

Other Assets in Excess of Liabilities: 0.2%		417,325

NET ASSETS: 100.0%		$169,160,552

The accompanying notes are an integral part of these financial statements.

4	Litman Gregory Funds Trust

iMGP International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024 (Continued)

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
*	Non-Income Producing Security.
(a)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

(b)	Security, or portion thereof, is out on loan.
(c)	Represents security purchased with cash collateral received for securities on loan.
(d)	The rate disclosed is the 7 day net yield as of December 31, 2024.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	5

iMGP International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024 (Continued)

The following is a table displaying the investments of the fund by industry.

Industry	% of Net Assets
Semiconductors & Semiconductor Equipment	10.4%
Software	9.7%
Insurance	6.0%
Banks	6.0%
Beverages	5.8%
Pharmaceuticals	5.3%
Health Care Equipment & Supplies	5.0%
Textiles, Apparel & Luxury Goods	4.1%
Capital Markets	3.9%
Life Sciences Tools & Services	3.5%
Machinery	3.2%
Financial Services	3.1%
Automobiles	3.1%
Passenger Airlines	3.0%
Hotels, Restaurants & Leisure	2.9%
Professional Services	2.9%
Broadline Retail	2.8%
Construction Materials	2.7%
Commercial Services & Supplies	2.3%
Building Products	2.2%
Chemicals	1.8%
IT Services	1.8%
Health Care Providers & Services	1.5%
Ground Transportation	1.4%
Metals & Mining	1.3%
Aerospace & Defense	1.1%
Short-Term Investments	3.0%

Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%

Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

6	Litman Gregory Funds Trust

iMGP Small Company Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024

Shares		Value

COMMON STOCKS: 105.1%

Consumer Discretionary: 16.9%
13,953	Advance Auto Parts, Inc.	$659,838
16,419	Capri Holdings Ltd.*	345,784
16,297	Foot Locker, Inc.*	354,623
12,758	Gentherm, Inc.*	509,363
79,674	Goodyear Tire & Rubber Co.*	717,066
4,684	Installed Building Products, Inc.	820,871
12,603	Ollie’s Bargain Outlet Holdings, Inc.*	1,382,927
42,441	Revolve Group, Inc.*	1,421,349
36,087	VF Corp.	774,427
55,758	Warby Parker, Inc. - Class A*	1,349,901

		8,336,149

Consumer Staples: 2.7%
10,643	elf Beauty, Inc.*	1,336,229

Energy: 2.0%
35,236	Crescent Energy Co. - Class A	514,798
15,955	Murphy Oil Corp.	482,798

		997,596

Financials: 15.4%
19,254	Cadence Bank	663,300
27,156	Columbia Banking System, Inc.	733,484
14,450	Glacier Bancorp, Inc.	725,679
14,885	Goosehead Insurance, Inc. - Class A*	1,595,970
6,519	Hamilton Lane, Inc. - Class A	965,138
17,784	National Bank Holdings Corp. - Class A	765,779
23,393	Seacoast Banking Corp. of Florida	644,009
7,949	SouthState Corp.	790,766
8,930	Texas Capital Bancshares, Inc.*	698,326

		7,582,451

Health Care: 10.4%
55,116	AdaptHealth Corp.*	524,704
93,029	Geron Corp.*	329,323
3,465	ICU Medical, Inc.*	537,664
3,042	Medpace Holdings, Inc.*	1,010,644
27,242	NeoGenomics, Inc.*	448,948
52,518	Progyny, Inc.*	905,935
8,553	QuidelOrtho Corp.*	381,036
6,620	Repligen Corp.*	952,883

		5,091,137

Industrials: 29.1% (a)
12,135	Apogee Enterprises, Inc.	866,560
4,668	ArcBest Corp.	435,618
9,058	AZZ, Inc.	742,031
10,507	Columbus McKinnon Corp.	391,281
30,988	Core & Main, Inc. - Class A*	1,577,599
6,975	EnerSys	644,699
47,467	ExlService Holdings, Inc.*	2,106,585
7,084	Generac Holdings, Inc.*	1,098,374
17,725	Mercury Systems, Inc.*	744,450
9,202	Paylocity Holding Corp.*	1,835,523
18,624	Quanex Building Products Corp.	451,446
41,333	REV Group, Inc.	1,317,283
3,639	Valmont Industries, Inc.	1,115,972
30,350	WillScot Holdings Corp.*	1,015,208

		14,342,629

Shares		Value

Information Technology: 18.3%
20,605	Alarm.com Holdings, Inc.*	$1,252,784
5,448	Belden, Inc.	613,499
132,466	CCC Intelligent Solutions Holdings, Inc.*	1,553,826
8,394	Globant SA*	1,799,842
13,050	Ichor Holdings Ltd.*	420,471
8,850	Insight Enterprises, Inc.*	1,346,085
2,419	Littelfuse, Inc.	570,037
27,552	Rambus, Inc.*	1,456,399

		9,012,943

Materials: 8.1%
22,218	Element Solutions, Inc.	565,004
19,972	Ingevity Corp.*	813,859
85,184	O-I Glass, Inc.*	923,394
15,119	Silgan Holdings, Inc.	786,944
17,376	Summit Materials, Inc. - Class A*	879,226

		3,968,427

Real Estate: 2.2%
17,896	STAG Industrial, Inc. - REIT	605,243
8,116	Terreno Realty Corp. - REIT	479,980

		1,085,223

TOTAL COMMON STOCKS (Cost $43,983,216)		51,752,784

TOTAL INVESTMENTS (Cost: $43,983,216): 105.1%		51,752,784

Liabilities in Excess of Other Assets: (5.1)%		(2,490,268)

NET ASSETS: 100.0%		$49,262,516

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
*	Non-Income Producing Security.
(a)	For additional information on portfolio concentration, see Note 11.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	7

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024

Shares		Value

COMMON STOCKS: 19.1%

Communication Services: 2.8%
4,631	Alphabet, Inc. - Class A	$876,648
3,080	Alphabet, Inc. - Class C	586,555
114,390	Altegrity, Inc.*(a)	140,700
18,747	Altice USA, Inc. - Class A*	45,180
120,875	Bollore SE	743,163
1,099	Charter Communications, Inc. - Class A*	376,704
22,090	Comcast Corp. - Class A(b)	829,038
1,020	EchoStar Corp. - Class A*	23,358
97,508	Endeavor Group Holdings, Inc. - Class A(c)	3,051,025
48,250	Frontier Communications Parent, Inc.*(b)	1,674,275
10,075	iHeartMedia, Inc. - Class A*	19,949
31,606	Interpublic Group of Cos., Inc.	885,600
1,616	Meta Platforms, Inc. - Class A	946,184
10,786	Nexon Co. Ltd.(c)	162,868
5,268	Nintendo Co. Ltd.	310,085
12,251	Oi SA - ADR*	1,838
82,645	Paramount Global - Class B(b)	864,467

		11,537,637

Consumer Discretionary: 1.1%
2,719	Amazon.com, Inc.*	596,521
45	Bally’s Corp.*	805
4,250	CarMax, Inc.*	347,480
1,730	Cie Financiere Richemont SA - Class A	263,058
1,510	Delivery Hero SE*(d)	42,387
178,616	Everi Holdings, Inc.*	2,413,102
106	Home Depot, Inc.	41,233
1,012	Marriott International, Inc. - Class A	282,287
7,910	Prosus NV	313,981
329	Starbucks Corp.	30,021
960	Vail Resorts, Inc.	179,952

		4,510,827

Consumer Staples: 1.5%
95,367	Albertsons Cos., Inc. - Class A	1,873,008
557	Coca-Cola Co.	34,679
209	Colgate-Palmolive Co.	19,000
37	Costco Wholesale Corp.	33,902
7,540	Heineken Holding NV	451,477
16,150	JDE Peet’s NV	276,316
40,519	Kellanova(b)	3,280,823
181	Kimberly-Clark Corp.	23,718
530	Orion Corp.	36,866
1,610	Pernod Ricard SA	181,641
330	Procter & Gamble Co.	55,325
2,100	Shiseido Co. Ltd.	37,180
270	Walmart, Inc.	24,395

		6,328,330

Energy: 1.9%
9,917	Battalion Oil Corp.*	17,057
105,108	ChampionX Corp.	2,857,886
680	Exxon Mobil Corp.	73,148
330	Gulfport Energy Corp.*	60,786
31,213	Hess Corp.(b)	4,151,641
13,550	Kinder Morgan, Inc.	371,270
5,829	NOV, Inc.	85,103
630	Williams Cos., Inc.	34,096

		7,650,987

Shares		Value

Financials: 1.3%
1,489	Aon PLC - Class A	$534,789
24	Blackrock, Inc.	24,603
67,281	CI Financial Corp.	1,445,155
12,070	Citigroup, Inc.(b)	849,607
4,175	Enstar Group Ltd.*(b)	1,344,559
2,699	Jefferies Financial Group, Inc.	211,602
190	JPMorgan Chase & Co.	45,545
446	LPL Financial Holdings, Inc.	145,623
156	MasterCard, Inc. - Class A	82,145
373	Morgan Stanley	46,894
2,020	NCR Atleos Corp.*	68,518
6,920	Wells Fargo & Co.	486,061

		5,285,101

Health Care: 2.1%
586	Abbott Laboratories	66,282
458	AbbVie, Inc.	81,387
44,901	Amedisys, Inc.*	4,076,562
149,909	Avid Bioservices, Inc.*	1,851,376
15,111	Bayer AG	302,083
166	Bio-Rad Laboratories, Inc. - Class A*	54,533
2,385	BioMarin Pharmaceutical, Inc.*	156,766
1,426	Bristol-Myers Squibb Co.	80,655
463	Elevance Health, Inc.	170,801
8,428	Envision Healthcare Corp.*	84,280
4,520	Eurofins Scientific SE	230,693
810	ICON PLC*	169,865
520	Johnson & Johnson	75,202
939	Merck & Co., Inc.	93,412
8,354	Patterson Cos., Inc.	257,804
215,983	Revance Therapeutics, Inc.*	656,588
90	Thermo Fisher Scientific, Inc.	46,821
141	UnitedHealth Group, Inc.	71,326

		8,526,436

Industrials: 1.8%
33,413	Air Transport Services Group, Inc.*(b)	734,418
24,409	Barnes Group, Inc.	1,153,569
65	Deere & Co.	27,541
493	Emerson Electric Co.	61,097
454	Fastenal Co.	32,647
1,950	Ferguson Enterprises, Inc.	338,461
460	Fortune Brands Innovations, Inc.	31,432
1	Hornbeck Offshore Services, Inc.*	55
227	Hoshizaki Corp.	9,035
1,330	Howmet Aerospace, Inc.	145,462
4,030	LG Corp.	197,099
107	Lockheed Martin Corp.	51,996
4,580,827	McDermott International Ltd.*	549,699
645,855	McDermott International, Inc.*	77,503
11,158	McGrath RentCorp	1,247,688
24,848	Rush Enterprises, Inc. - Class A	1,361,422
1,988	Safran SA	436,434
1,910	Samsung C&T Corp.	148,944
17,500	Sound Holdings FP*(a)	334,853
6,234	Swire Pacific Ltd. - Class A	56,538
2,190	Uber Technologies, Inc.*	132,101
200	Union Pacific Corp.	45,608
594	United Parcel Service, Inc. - Class B	74,903
870	Westinghouse Air Brake Technologies Corp.	164,943

		7,413,448

The accompanying notes are an integral part of these financial statements.

8	Litman Gregory Funds Trust

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024 (Continued)

Shares		Value

COMMON STOCKS (CONTINUED)

Information Technology: 4.1%
10,521	Altair Engineering, Inc. - Class A*	$1,147,946
3,878	Analog Devices, Inc.	823,920
6,320	ANSYS, Inc.*(b)	2,131,926
259	Apple, Inc.	64,859
1,017	Broadcom, Inc.	235,781
98,921	HashiCorp, Inc. - Class A*(b)	3,384,087
78,641	Juniper Networks, Inc.	2,945,106
555	Microchip Technology, Inc.	31,829
159	Microsoft Corp.	67,019
3,010	NCR Voyix Corp.*	41,658
1,407	NXP Semiconductors NV	292,445
454	QUALCOMM, Inc.	69,744
6,102	Riverbed Technology, Inc.*	61
172	Salesforce, Inc.	57,505
52,674	Smartsheet, Inc. - Class A*	2,951,324
351,077	Spirent Communications PLC*	778,001
4,860	TE Connectivity PLC	694,834
116,908	Zuora, Inc. - Class A*	1,159,727

		16,877,772

Materials: 2.1%
204,787	Arcadium Lithium PLC*(b)	1,050,557
4,622	Arch Resources, Inc.	652,719
13,819	Berry Global Group, Inc.	893,675
69,374	Cemex SAB de CV - ADR	391,269
101,737	DS Smith PLC	690,371
68,600	Glencore PLC*	303,525
3,310	Grupo Mexico SAB de CV	15,752
8,470	Holcim AG	815,900
7,250	International Flavors & Fragrances, Inc.	612,988
54	Linde PLC	22,608
762	MAC Copper Ltd.*	8,092
94	Packaging Corp. of America	21,162
29,164	Summit Materials, Inc. - Class A*(b)	1,475,698
43,750	U.S. Steel Corp.	1,487,063

		8,441,379

Real Estate: 0.4%
184	American Tower Corp. - REIT	33,747
12,176	China Aoyuan Group Ltd.*	342
4,500	Douglas Emmett, Inc. - REIT	83,520
84,869	Retail Opportunity Investments Corp. - REIT	1,473,326
60,326	Sunac China Holdings Ltd.*	18,017
1,690	Vornado Realty Trust - REIT	71,048

		1,680,000

Special Purpose Acquisition Companies: 0.0%
3,818	Bright Bidco BV*	382
6,266	Pershing Square Tontine Holdings Ltd.*	0

		382

Utilities: 0.0%
298	Duke Energy Corp.	32,106
2,020	PG&E Corp.	40,764

		72,870

TOTAL COMMON STOCKS (Cost $75,418,147)		78,325,169

Shares		Value

RIGHTS/WARRANTS: 0.2%
22,138	ABIOMED, Inc., CVR (Expiration date 12/31/99)*	$38,741
47,716	Albireo Pharma, Inc., CVR (Expiration date 12/31/99)*	122,110
54,961	CinCor Pharma, Inc., CVR (Expiration date 12/31/99)*	200,663
213,778	Concert Pharmaceuticals, Inc., CVR (Expiration date 12/31/99)*(c)	94,084
5,576	Electriq Power Holdings, Inc. (Expiration date 07/31/28)*	0
11	Hornbeck Offshore Services, Inc. (Expiration date 04/09/30)*	605
389	Hornbeck Offshore Services, Inc. (Expiration date 04/09/30)*	13,615
4,247	MariaDB PLC (Expiration date 12/16/27)*	0
956	Northern Star Investment Corp. IV (Expiration date 12/31/27)*	0
1,566	Pershing Square Holdings Ltd. (Expiration date 09/23/33)*	0
124,401	Resolute Forest Products, Inc., CVR (Expiration date 12/31/99)*	186,701
1,039	Ross Acquisition Corp. II (Expiration date 02/12/26)*	0

TOTAL RIGHTS/WARRANTS (Cost $722,801)		656,519

PREFERRED STOCKS: 0.0%

Financials: 0.0%
	Apollo Global Management, Inc.
60	6.750%, 07/31/2026	5,214

Industrials: 0.0%
	Boeing Co.
3,120	6.000%, 10/15/2027(c)	189,977
	Element Commercial Aviation
170	0.000%, *(a)	0

		189,977

Utilities: 0.0%
	PG&E Corp.
116	6.000%, 12/01/2027*	5,776

TOTAL PREFERRED STOCKS (Cost $1,867,382)		200,967

Principal Amount^

ASSET-BACKED SECURITIES: 13.8%

Automobile ABS: 0.5%
	Carvana Auto Receivables Trust
$3,000	Series 2021-N1-R 0.000%, 01/10/2028(d)(e)	310,729
	Exeter Automobile Receivables Trust
100,000	Series 2023-2A-D 6.320%, 08/15/2029	102,055
	GLS Auto Receivables Issuer Trust
1,000,000	Series 2021-4A-E 4.430%, 10/16/2028(d)	964,828

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	9

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024 (Continued)

Principal Amount^		Value

ASSET-BACKED SECURITIES (CONTINUED)

Automobile ABS (continued)
$ 100,000	Series 2023-2A-D 6.310%, 03/15/2029(d)	$102,059
	Hertz Vehicle Financing III LLC
357,000	Series 2022-1A-D 4.850%, 06/25/2026(d)	355,331
	Hertz Vehicle Financing LLC
270,000	Series 2022-4A-D 6.560%, 09/25/2026(d)	267,617

		2,102,619

Home Equity ABS: 0.1%
	CSAB Mortgage-Backed Trust
1,857,684	Series 2006-2-A6B 6.200%, 09/25/2036(f)	117,883
	GSAA Home Equity Trust
521,382	Series 2006-10-AF5 6.948%, 06/25/2036(f)	127,004

		244,887

Other ABS: 12.4%
	720 East CLO V Ltd.
250,000	Series 2024-2A-C 7.533%, 07/20/2037(d)(g) 3 mo. USD Term SOFR + 2.200%	252,140
	Aaset Trust
214,378	Series 2021-1A-A 2.950%, 11/16/2041(d)	200,251
	Accelerated Assets LLC
46,730	Series 2018-1-B 4.510%, 12/02/2033(d)	45,922
	Affirm Asset Securitization Trust
850,000	Series 2023-A-D 9.090%, 01/18/2028(d)	851,043
	AIM Aviation Finance Ltd.
637,452	Series 2015-1A-B1 5.072%, 02/15/2040(d)(f)	430,261
	AMSR Trust
1,800,000	Series 2020-SFR5-G 4.112%, 11/17/2037(d)	1,769,363
2,500,000	Series 2021-SFR1-G 4.612%, 06/17/2038(d)	2,272,329
	Apidos CLO XX Ltd.
265,000	Series 2015-20A-BRR 6.859%, 07/16/2031(d)(g) 3 mo. USD Term SOFR + 2.212%	265,867
	Apidos CLO XXIV Ltd.
1,000,000	Series 2016-24A-DR 10.679%, 10/20/2030(d)(g) 3 mo. USD Term SOFR + 6.062%	1,006,730
	Bain Capital Credit CLO Ltd.
180,000	Series 2020-1A-C1R 6.982%, 04/18/2033(d)(g) 3 mo. USD Term SOFR + 2.350%	180,605
	BHG Securitization Trust
545,000	Series 2022-A-B 2.700%, 02/20/2035(d)	535,170
	Blue Stream Issuer LLC
1,000,000	Series 2023-1A-C 8.898%, 05/20/2053(d)	1,011,541

Principal Amount^		Value

Other ABS (continued)
	Bristol Park CLO Ltd.
$ 260,000	Series 2016-1A-CR 6.868%, 04/15/2029(d)(g) 3 mo. USD Term SOFR + 2.212%	$260,432
	Buttermilk Park CLO Ltd.
750,000	Series 2018-1A-E 10.668%, 10/15/2031(d)(g) 3 mo. USD Term SOFR + 6.012%	757,342
	Canyon Capital CLO Ltd.
1,000,000	Series 2016-1A-ER 10.668%, 07/15/2031(d)(g) 3 mo. USD Term SOFR + 6.012%	1,003,961
500,000	Series 2018-1A-E 10.668%, 07/15/2031(d)(g) 3 mo. USD Term SOFR + 6.012%	501,362
1,000,000	Series 2021-4A-E 11.218%, 10/15/2034(d)(g) 3 mo. USD Term SOFR + 6.562%	1,007,225
	Carlyle C17 CLO Ltd.
500,000	Series C17A-DR 10.851%, 04/30/2031(d)(g) 3 mo. USD Term SOFR + 6.262%	501,759
	Carlyle Global Market Strategies CLO Ltd.
500,000	Series 2014-2RA-D 10.135%, 05/15/2031(d)(g) 3 mo. USD Term SOFR + 5.612%	501,247
405,000	Series 2015-5A-A2R3 6.267%, 01/20/2032(d)(g) 3 mo. USD Term SOFR + 1.650%	405,473
	Carval CLO X-C Ltd.
285,000	Series 2024-2A-B 7.088%, 07/20/2037(d)(g) 3 mo. USD Term SOFR + 1.800%	287,557
	Castlelake Aircraft Securitization Trust
4,417,571	Series 2018-1-C 6.625%, 06/15/2043(d)	1,392,008
	Castlelake Aircraft Structured Trust
3,000,000	Series 2019-1A-E 0.000%, 04/15/2039(d)(h)	142,500
	Chenango Park CLO Ltd.
500,000	Series 2018-1A-D 10.718%, 04/15/2030(d)(g) 3 mo. USD Term SOFR + 6.062%	496,844
	CIFC Funding CLO Ltd.
205,000	Series 2013-2A-A3LR 6.844%, 10/18/2030(d)(g) 3 mo. USD Term SOFR + 2.212%	205,290
500,000	Series 2019-3A-DR 11.709%, 10/16/2034(d)(g) 3 mo. USD Term SOFR + 7.062%	504,103
	Cologix Data Centers U.S. Issuer LLC
1,500,000	Series 2021-1A-C 5.990%, 12/26/2051(d)	1,413,054
	Cook Park CLO Ltd.
1,000,000	Series 2018-1A-E 10.309%, 04/17/2030(d)(g) 3 mo. USD Term SOFR + 5.662%	1,004,305
	CoreVest American Finance Ltd.
305,000	Series 2020-4-C 2.250%, 12/15/2052(d)	268,937

The accompanying notes are an integral part of these financial statements.

10	Litman Gregory Funds Trust

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024 (Continued)

Principal Amount^		Value

ASSET-BACKED SECURITIES (CONTINUED)

Other ABS (continued)
	Dryden 40 Senior Loan Fund CLO
$ 1,000,000	Series 2015-40A-ER 10.535%, 08/15/2031(d)(g) 3 mo. USD Term SOFR + 6.012%	$949,612
	Dryden 55 CLO Ltd.
500,000	Series 2018-55A-F 12.118%, 04/15/2031(d)(g) 3 mo. USD Term SOFR + 7.462%	437,245
	Fillmore Park CLO Ltd.
500,000	Series 2018-1A-E 10.318%, 07/15/2030(d)(g) 3 mo. USD Term SOFR + 5.662%	502,248
	FMC GMSR Issuer Trust
1,900,000	Series 2021-GT1-B 4.360%, 07/25/2026(d)(h)	1,739,808
2,500,000	Series 2021-GT2-B 4.440%, 10/25/2026(d)(h)	2,286,353
	Galaxy XXVI CLO Ltd.
250,000	Series 2018-26A-BR 6.114%, 11/22/2031(d)(g) 3 mo. USD Term SOFR + 1.600%	250,545
	Golub Capital Partners CLO 74 B Ltd.
250,000	Series 2024-74A-B 7.165%, 07/25/2037(d)(g) 3 mo. USD Term SOFR + 1.850%	251,272
	Highbridge Loan Management CLO Ltd.
500,000	Series 2013-2A-DR 11.479%, 10/20/2029(d)(g) 3 mo. USD Term SOFR + 6.862%	501,341
	Hilton Grand Vacations Trust
24,874	Series 2018-AA-C 4.000%, 02/25/2032(d)	24,721
	Jamestown CLO XVIII Ltd.
500,000	Series 2022-18A-DR 8.376%, 07/25/2035(d)(g) 3 mo. USD Term SOFR + 3.750%	508,161
	Kestrel Aircraft Funding Ltd.
264,469	Series 2018-1A-A 4.250%, 12/15/2038(d)	260,092
	Labrador Aviation Finance Ltd.
211,052	Series 2016-1A-A1 4.300%, 01/15/2042(d)	204,314
	LCM CLO 26 Ltd.
500,000	Series 26A-E 10.179%, 01/20/2031(d)(g) 3 mo. USD Term SOFR + 5.562%	388,179
	LCM CLO XVII LP
1,000,000	Series 17A-ER 10.918%, 10/15/2031(d)(g) 3 mo. USD Term SOFR + 6.262%	819,670
	LCM Loan Income Fund I Income Note Issuer CLO Ltd.
500,000	Series 27A-E 10.509%, 07/16/2031(d)(g) 3 mo. USD Term SOFR + 5.862%	448,450

Principal Amount^		Value

Other ABS (continued)
	Madison Park Funding CLO XXXVIII Ltd.
$ 500,000	Series 2021-38A-E 10.909%, 07/17/2034(d)(g) 3 mo. USD Term SOFR + 6.262%	$503,760
	Madison Park Funding LIX Ltd.
305,000	Series 2021-59A-CR 6.882%, 04/18/2037(d)(g) 3 mo. USD Term SOFR + 2.250%	307,686
	MAPS Ltd.
101,250	Series 2018-1A-A 4.212%, 05/15/2043(d)	100,612
73,932	Series 2019-1A-A 4.458%, 03/15/2044(d)	69,926
	Marble Point CLO XII Ltd.
500,000	Series 2018-1A-D 7.909%, 07/16/2031(d)(g) 3 mo. USD Term SOFR + 3.262%	501,205
	MetroNet Infrastructure Issuer LLC
887,000	Series 2023-1A-B 8.010%, 04/20/2053(d)	920,351
	Milos CLO Ltd.
500,000	Series 2017-1A-ER 11.029%, 10/20/2030(d)(g) 3 mo. USD Term SOFR + 6.412%	501,661
	Mosaic Solar Loans LLC
663,119	Series 2017-2A-B 4.770%, 06/22/2043(d)	585,752
	MVW LLC
18,863	Series 2020-1A-C 4.210%, 10/20/2037(d)	18,564
131,051	Series 2021-1WA-D 3.170%, 01/22/2041(d)	121,342
	MVW Owner Trust
18,708	Series 2019-1A-C 3.330%, 11/20/2036(d)	18,481
	Neuberger Berman CLO XVI-S Ltd.
500,000	Series 2017-16SA-ER 11.168%, 04/15/2034(d)(g) 3 mo. USD Term SOFR + 6.512%	503,111
	Neuberger Berman Loan Advisers CLO 26 Ltd.
1,000,000	Series 2017-26A-INC 0.382%, 10/18/2038(d)(i)	473,525
	Ocean Trails CLO V
700,000	Series 2014-5A-DRR 8.368%, 10/13/2031(d)(g) 3 mo. USD Term SOFR + 3.712%	702,936
	Octagon Investment Partners CLO 26 Ltd.
1,000,000	Series 2016-1A-FR 13.008%, 07/15/2030(d)(g) 3 mo. USD Term SOFR + 8.352%	655,953
	Octagon Investment Partners CLO 40 Ltd.
500,000	Series 2019-1A-ER 11.879%, 01/20/2035(d)(g) 3 mo. USD Term SOFR + 7.262%	494,567
	Octagon Investment Partners CLO XVI Ltd.
1,000,000	Series 2013-1A-ER 10.659%, 07/17/2030(d)(g) 3 mo. USD Term SOFR + 6.012%	955,380
1,500,000	Series 2013-1A-SUB 10.354%, 07/17/2030(d)(i)	35,912

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	11

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024 (Continued)

Principal Amount^		Value

ASSET-BACKED SECURITIES (CONTINUED)

Other ABS (continued)
	Octagon Investment Partners CLO XXI Ltd.
$ 500,000	Series 2014-1A-DRR 11.778%, 02/14/2031(d)(g) 3 mo. USD Term SOFR + 7.262%	$500,497
	OHA Credit Partners XI Ltd.
250,000	Series 2015-11A-CR2 6.817%, 04/20/2037(d)(g) 3 mo. USD Term SOFR + 2.200%	253,757
	Pagaya AI Debt Selection Trust
800,000	Series 2021-5-CERT 0.000%, 08/15/2029(d)(j)	30,010
	Pagaya AI Debt Trust
154,037	Series 2022-2-AB 6.630%, 01/15/2030(d)(h)	154,385
	Palmer Square BDC CLO 1 Ltd.
310,000	Series 1A-B1 6.806%, 07/15/2037(d)(g) 3 mo. USD Term SOFR + 2.150%	312,594
	Post CLO Ltd.
370,000	Series 2023-1A-A 6.567%, 04/20/2036(d)(g) 3 mo. USD Term SOFR + 1.950%	371,292
	Progress Residential Trust
2,432,000	Series 2021-SFR2-D 2.197%, 04/19/2038(d)	2,352,479
170,000	Series 2021-SFR2-E2 2.647%, 04/19/2038(d)	163,862
125,000	Series 2021-SFR6-E2 2.525%, 07/17/2038(d)	119,679
	RCO VII Mortgage LLC
71,155	Series 2024-1-A1 7.021%, 01/25/2029(d)(f)	71,907
	RR 1 LLC
500,000	Series 2017-1A-D1B 11.268%, 07/15/2035(d)(g) 3 mo. USD Term SOFR + 6.612%	501,424
	RR CLO 2 Ltd.
500,000	Series 2017-2A-DR 10.718%, 04/15/2036(d)(g) 3 mo. USD Term SOFR + 6.062%	502,286
	RR CLO 6 Ltd.
500,000	Series 2019-6A-DR 10.768%, 04/15/2036(d)(g) 3 mo. USD Term SOFR + 6.112%	495,077
	SCF Equipment Leasing LLC
295,000	Series 2021-1A-E 3.560%, 08/20/2032(d)	292,879
	Sierra Timeshare Receivables Funding LLC
67,855	Series 2020-2A-C 3.510%, 07/20/2037(d)	67,281
	Slam Ltd.
199,206	Series 2021-1A-B 3.422%, 06/15/2046(d)	180,629
	Sound Point CLO XXXII Ltd.
500,000	Series 2021-4A-E 11.588%, 10/25/2034(d)(g) 3 mo. USD Term SOFR + 6.962%	451,666

Principal Amount^		Value

Other ABS (continued)
	SpringCastle America Funding LLC
$ 244,839	Series 2020-AA-A 1.970%, 09/25/2037(d)	$225,158
	Stewart Park CLO Ltd.
500,000	Series 2015-1A-ER 10.198%, 01/15/2030(d)(g) 3 mo. USD Term SOFR + 5.542%	502,388
	Textainer Marine Containers VII Ltd.
155,708	Series 2021-1A-B 2.520%, 02/20/2046(d)	140,875
	THL Credit Wind River CLO Ltd.
2,000,000	Series 2014-2A-INC 5.569%, 01/15/2031(d)(i)	41,798
500,000	Series 2017-3A-ER 11.968%, 04/15/2035(d)(g) 3 mo. USD Term SOFR + 7.312%	492,837
500,000	Series 2018-2A-E 10.668%, 07/15/2030(d)(g) 3 mo. USD Term SOFR + 6.012%	500,037
	TICP CLO VII Ltd.
280,000	Series 2017-7A-CR 7.068%, 04/15/2033(d)(g) 3 mo. USD Term SOFR + 2.412%	280,910
	Upstart Pass-Through Trust
1,000,000	Series 2021-ST8-CERT 0.000%, 10/20/2029(d)(j)(k)	328,573
929,000	Series 2021-ST9-CERT 0.000%, 11/20/2029(d)(j)	337,378
	Upstart Securitization Trust
1,000	Series 2021-2-CERT 0.000%, 06/20/2031(e)	86,794
	VOLT XCIV LLC
24,270	Series 2021-NPL3-A1 5.240%, 02/27/2051(d)(f)	24,259
709,172	Series 2021-NPL3-A2 4.949%, 02/27/2051(d)(f)	707,121
	Voya CLO Ltd.
500,000	Series 2018-2A-E 10.168%, 07/15/2031(d)(g) 3 mo. USD Term SOFR + 5.512%	488,788
	WAVE Trust
258,492	Series 2017-1A-A 3.844%, 11/15/2042(d)	239,758
	Wellfleet CLO Ltd.
1,000,000	Series 2017-3A-C 7.659%, 01/17/2031(d)(g) 3 mo. USD Term SOFR + 3.012%	1,003,409
250,000	Series 2024-1A-B 7.372%, 07/18/2037(d)(g) 3 mo. USD Term SOFR + 2.050%	252,833
	Willis Engine Structured Trust V
187,436	Series 2020-A-A 3.228%, 03/15/2045(d)	176,588
	Willis Engine Structured Trust VI
1,078,930	Series 2021-A-C 7.385%, 05/15/2046(d)	1,070,915
	Wind River CLO Ltd.
500,000	Series 2021-2A-E 11.309%, 07/20/2034(d)(g) 3 mo. USD Term SOFR + 6.692%	470,766

The accompanying notes are an integral part of these financial statements.

12	Litman Gregory Funds Trust

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024 (Continued)

Principal Amount^		Value

ASSET-BACKED SECURITIES (CONTINUED)

Other ABS (continued)
	Wise CLO Ltd.
$ 250,000	Series 2024-2A-C 7.500%, 07/15/2037(d)(g) 3 mo. USD Term SOFR + 2.200%	$251,289

		50,961,534

Student Loan ABS: 0.8%
	College Ave Student Loans LLC
60,280	Series 2021-A-D 4.120%, 07/25/2051(d)	55,009
	Education Funding Trust
176,047	Series 2020-A-A 2.790%, 07/25/2041(d)	162,222
	Navient Private Education Refi Loan Trust
162,974	Series 2018-A-B 3.680%, 02/18/2042(d)	159,792
855,000	Series 2019-FA-B 3.120%, 08/15/2068(d)	730,894
180,000	Series 2019-GA-B 3.080%, 10/15/2068(d)	155,764
320,000	Series 2020-FA-B 2.690%, 07/15/2069(d)	263,192
	SLM Private Credit Student Loan Trust
75,000	Series 2003-A-A3 8.297%, 06/15/2032(g)	73,852
272,000	Series 2003-B-A3 7.920%, 03/15/2033(h)	262,814
50,000	Series 2003-B-A4 7.920%, 03/15/2033(h)	48,311
	SoFi Professional Loan Program LLC
133,000	Series 2017-F-R1 0.000%, 01/25/2041(d)(e)(k)	1,094,531
360,000	Series 2020-A-BFX 3.120%, 05/15/2046(d)	313,419

		3,319,800

TOTAL ASSET-BACKED SECURITIES (Cost $79,158,499)		56,628,840

BANK LOANS: 0.8%

Communications: 0.0%
	Cyxtera DC Holdings, Inc.
132,288	10.500%, 01/16/2025(l)	728
	MH Sub I LLC
54,149	8.607%, 05/03/2028(g) 1 mo. USD Term SOFR + 4.250%	54,238

		54,966

Consumer, Cyclical: 0.1%
	Carnival Corp.
413,281	7.107%, 10/18/2028(g) 1 mo. USD Term SOFR + 2.750%	416,769
68,774	7.107%, 08/08/2027(g) 1 mo. USD Term SOFR + 2.750%	69,365
	Epic Creations, Inc.
177	14.357%, 04/30/2025(g) 1 mo. USD Term SOFR + 10.000%	178

Principal Amount^		Value

Consumer, Cyclical (continued)
	Hilton Grand Vacations Borrower LLC
$ 124,063	6.607%, 01/17/2031(g) 1 mo. USD Term SOFR + 2.250%	$124,615
	Light & Wonder International, Inc.
18,616	6.632%, 04/14/2029(g) 1 mo. USD Term SOFR + 2.250%	18,716

		629,643

Consumer, Non-cyclical: 0.2%
	Bausch & Lomb Corp.
293,288	8.329%, 09/29/2028(g) 3 mo. USD Term SOFR + 4.000%	295,213
	Boost Newco Borrower LLC
307,632	6.829%, 01/31/2031(g) 3 mo. USD Term SOFR + 2.500%	309,876
	Hanger, Inc.
70,875	7.857%, 10/23/2031(g) 1 mo. USD Term SOFR + 3.500%	71,663
	Star Parent, Inc.
14,764	8.329%, 09/27/2030(g) 3 mo. USD Term SOFR + 4.000%	14,449

		691,201

Energy: 0.2%
	Lealand Finance Co. BV
457,460	8.855%, 06/28/2024(g) 3 mo. USD Term SOFR + 4.000%	237,879
51,245	7.472%, 06/30/2027(g) 1 mo. USD Term SOFR + 3.000%	26,135
1,554,534	8.472%, 12/31/2027(g)(m) 1 mo. USD Term SOFR + 4.000%	625,700
19,130	11.839%, 06/30/2027(g) 1 mo. USD Term SOFR + 7.500%	12,435

		902,149

Financial: 0.1%
	AmWINS Group, Inc.
22,822	6.722%, 02/19/2028(g) 1 mo. USD Term SOFR + 2.250%	22,918
	Astra Acquisition Corp.
839,743	13.465%, 10/25/2029(g) 3 mo. USD Term SOFR + 8.875%	59,307
	HUB International Ltd.
65,540	7.367%, 06/20/2030(g) 3 mo. USD Term SOFR + 2.750%	66,020
	Ryan Specialty Group LLC
26,906	6.607%, 09/15/2031(g) 1 mo. USD Term SOFR + 2.250%	27,041
	Truist Insurance Holdings LLC
56,540	7.079%, 05/06/2031(g) 3 mo. USD Term SOFR + 2.750%	56,796

		232,082

Industrial: 0.0%
	Summit Materials LLC
190,363	6.147%, 01/12/2029(g) 1 mo. USD Term SOFR + 1.750%	190,838

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	13

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024 (Continued)

Principal Amount^		Value

BANK LOANS (CONTINUED)

Technology: 0.2%
	Byju’s Alpha, Inc.
$ 1	12.357%, 04/24/2026(g) 3 mo. USD Term SOFR + 8.000%	$1
180	12.357%, 04/24/2026(g) 3 mo. USD Term SOFR + 8.000%	180
	Constant Contact, Inc.
875,000	12.418%, 02/12/2029(g) 3 mo. USD Term SOFR + 7.500%	714,582
	Cornerstone OnDemand, Inc.
23,457	8.222%, 10/16/2028(g) 1 mo. USD Term SOFR + 3.750%	20,713
	Vision Solutions, Inc.
23,455	8.847%, 04/24/2028(g) 3 mo. USD Term SOFR + 4.000%	23,138

		758,614

TOTAL BANK LOANS (Cost $6,392,876)		3,459,493

CONVERTIBLE BONDS: 2.3%

Communications: 1.7%
	Booking Holdings, Inc.
7,000	0.750%, 05/01/2025	18,497
	Delivery Hero SE
1,400,000 (EUR)	1.000%, 01/23/2027	1,330,823
100,000 (EUR)	1.500%, 01/15/2028	90,577
200,000 (EUR)	3.250%, 02/21/2030	205,023
	EchoStar Corp.
707,533	3.875%, 11/30/2030 PIK Rate 3.875%	745,941
	InterDigital, Inc.
3,000	3.500%, 06/01/2027	7,552
	Liberty Media Corp.-Liberty Formula One
8,000	2.250%, 08/15/2027	9,799
	Palo Alto Networks, Inc.
4,000	0.375%, 06/01/2025	14,650
	Sea Ltd.
4,000	2.375%, 12/01/2025	5,072
	Spotify USA, Inc.
85,000	5.880%, 03/15/2026(i)	90,576
	TechTarget, Inc.
3,250,000	1.257%, 12/15/2026(i)	3,246,100
	Uber Technologies, Inc.
22,000	0.875%, 12/01/2028	24,310
	Wayfair, Inc.
1,260,000	0.625%, 10/01/2025	1,211,238
42,000	1.000%, 08/15/2026	38,982

		7,039,140

Consumer, Cyclical: 0.3%
	Carnival Corp.
10,000	5.750%, 12/01/2027	20,164
	Freshpet, Inc.
2,000	3.000%, 04/01/2028	4,427

Principal Amount^		Value

Consumer, Cyclical (continued)
	Liberty TripAdvisor Holdings, Inc.
$ 1,114,000	0.500%, 06/30/2051(d)	$1,100,799
	NCL Corp. Ltd.
17,000	1.125%, 02/15/2027	17,669

		1,143,059

Consumer, Non-cyclical: 0.0%
	Merit Medical Systems, Inc.
7,000	3.000%, 02/01/2029(d)	8,849
	Post Holdings, Inc.
4,000	2.500%, 08/15/2027	4,696

		13,545

Energy: 0.0%
	Northern Oil & Gas, Inc.
4,000	3.625%, 04/15/2029	4,697
	Permian Resources Operating LLC
3,000	3.250%, 04/01/2028	7,562

		12,259

Financial: 0.0%
	China Aoyuan Group Ltd.
4,352	Series IAI 14.752%, 09/30/2028(i)	71

Industrial: 0.0%
	Itron, Inc.
7,000	1.375%, 07/15/2030(d)	7,402

Technology: 0.3%
	Akamai Technologies, Inc.
22,000	1.125%, 02/15/2029	21,561
	Bentley Systems, Inc.
19,000	0.375%, 07/01/2027	17,157
	BlackLine, Inc.
5,000	1.000%, 06/01/2029(d)	5,447
	Datadog, Inc.
32,000	0.000%, 12/01/2029(d)(j)	30,944
	DigitalOcean Holdings, Inc.
873,000	5.878%, 12/01/2026(i)	779,152
	Dropbox, Inc.
20,000	0.628%, 03/01/2028(i)	20,512
	Guidewire Software, Inc.
18,000	1.250%, 11/01/2029(d)	17,649
	Nutanix, Inc.
13,000	0.250%, 10/01/2027	15,769
	ON Semiconductor Corp.
23,000	0.500%, 03/01/2029	21,741
	Parsons Corp.
17,000	2.625%, 03/01/2029(d)	19,984
	Seagate HDD Cayman
16,000	3.500%, 06/01/2028	19,288
	Snowflake, Inc.
8,000	0.000%, 10/01/2029(d)(j)	9,528
	Tyler Technologies, Inc.
6,000	0.250%, 03/15/2026	7,269
	Vertex, Inc.
3,000	0.750%, 05/01/2029(d)	4,758
	Wolfspeed, Inc.
35,000	0.250%, 02/15/2028	16,293
95,000	1.875%, 12/01/2029	39,843

The accompanying notes are an integral part of these financial statements.

14	Litman Gregory Funds Trust

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024 (Continued)

Principal Amount^		Value

CONVERTIBLE BONDS (CONTINUED)

Technology (continued)
	Workiva, Inc.
$ 16,000	1.250%, 08/15/2028	$16,996

		1,063,891

Utilities: 0.0%
	Evergy, Inc.
16,000	4.500%, 12/15/2027	17,448
	FirstEnergy Corp.
29,000	4.000%, 05/01/2026	29,246
	NRG Energy, Inc.
7,000	2.750%, 06/01/2048	15,375
	PG&E Corp.
18,000	4.250%, 12/01/2027	19,611
	Pinnacle West Capital Corp.
16,000	4.750%, 06/15/2027(d)	16,808
	UGI Corp.
5,000	5.000%, 06/01/2028(d)	5,703

		104,191

TOTAL CONVERTIBLE BONDS (Cost $9,297,530)		9,383,558

CORPORATE BONDS: 17.3%

Basic Materials: 0.7%
	AngloGold Ashanti Holdings PLC
240,000	3.375%, 11/01/2028	221,881
	ArcelorMittal SA
100,000	6.800%, 11/29/2032	106,927
	Eldorado Gold Corp.
199,000	6.250%, 09/01/2029(d)	196,400
	First Quantum Minerals Ltd.
260,000	9.375%, 03/01/2029(d)	276,822
	Glencore Funding LLC
605,000	6.500%, 10/06/2033(d)	642,256
	LSF11 A5 HoldCo LLC
650,000	6.625%, 10/15/2029(d)	669,211
	RPM International, Inc.
300,000	2.950%, 01/15/2032	258,699
	Southern Copper Corp.
220,000	7.500%, 07/27/2035	250,656
	Unigel Luxembourg SA
450,000	8.750%, 10/01/2026(l)	88,439

		2,711,291

Communications: 3.1%
	CCO Holdings LLC/CCO Holdings Capital Corp.
440,000	5.125%, 05/01/2027(d)	432,725
240,000	4.750%, 02/01/2032(d)	210,912
	Charter Communications Operating LLC/Charter Communications Operating Capital
5,000	4.800%, 03/01/2050	3,769
40,000	5.250%, 04/01/2053	32,409
370,000	4.400%, 12/01/2061	247,133
	CommScope Technologies LLC
260,000	5.000%, 03/15/2027(d)	232,365

Principal Amount^		Value

Communications (continued)
	CSC Holdings LLC
$ 325,000	11.250%, 05/15/2028(d)	$321,129
100,000	11.750%, 01/31/2029(d)	98,921
200,000	4.125%, 12/01/2030(d)	144,414
1,485,000	4.625%, 12/01/2030(d)	777,587
215,000	3.375%, 02/15/2031(d)	151,811
400,000	4.500%, 11/15/2031(d)	288,506
	DISH DBS Corp.
1,580,000	5.250%, 12/01/2026(d)	1,439,105
270,000	5.750%, 12/01/2028(d)	231,355
	EchoStar Corp.
230,194	10.750%, 11/30/2029	247,772
	EchoStar Corp.
1,020,321	6.750%, 11/30/2030 PIK Rate 6.750%	926,828
	FactSet Research Systems, Inc.
172,000	3.450%, 03/01/2032	151,966
	Fox Corp.
300,000	6.500%, 10/13/2033	316,365
	Frontier Communications Holdings LLC
1,214,000	8.750%, 05/15/2030(d)	1,284,059
	Go Daddy Operating Co. LLC/GD Finance Co., Inc.
678,000	3.500%, 03/01/2029(d)	620,450
	iHeartCommunications, Inc.
115,700	7.750%, 08/15/2030(d)	90,640
16,000	7.000%, 01/15/2031(d)	11,828
	Juniper Networks, Inc.
320,000	2.000%, 12/10/2030	268,061
	Koninklijke KPN NV
100,000	8.375%, 10/01/2030	115,450
	Motorola Solutions, Inc.
320,000	2.750%, 05/24/2031	277,199
467,000	5.600%, 06/01/2032	476,872
290,000	5.400%, 04/15/2034	290,230
	Oi SA
139,681	10.000%, 06/30/2027(d)(m) Cash 7.500% + PIK Rate 6.000%	125,834
303,798	8.500%, 12/31/2028(d)(m) PIK Rate 8.500%	33,797
	Paramount Global
260,000	6.875%, 04/30/2036	263,539
345,000	4.375%, 03/15/2043	251,634
90,000	5.850%, 09/01/2043	78,366
	Rakuten Group, Inc.
362,000	11.250%, 02/15/2027(d)	395,575
477,000	9.750%, 04/15/2029(d)	518,021
	Telefonica Emisiones SA
300,000	7.045%, 06/20/2036	330,148
	Uber Technologies, Inc.
905,000	4.500%, 08/15/2029(d)	877,487
30,000	4.800%, 09/15/2034	28,736
	VeriSign, Inc.
232,000	2.700%, 06/15/2031	199,077

		12,792,075

Consumer, Cyclical: 3.1%
	Allison Transmission, Inc.
1,024,000	3.750%, 01/30/2031(d)	906,678

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	15

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024 (Continued)

Principal Amount^		Value

CORPORATE BONDS (CONTINUED)

Consumer, Cyclical (continued)
	Carnival Corp.
$ 295,000	5.750%, 03/01/2027(d)	$294,566
	Choice Hotels International, Inc.
35,000	5.850%, 08/01/2034	35,100
	Cineplex, Inc.
991,000 (CAD)	7.625%, 03/31/2029(d)	721,805
	Dana, Inc.
332,000	5.625%, 06/15/2028	327,745
	Everi Holdings, Inc.
2,279,000	5.000%, 07/15/2029(d)	2,280,562
	Global Auto Holdings Ltd./AAG FH U.K. Ltd.
200,000	8.375%, 01/15/2029(d)	186,715
	Hilton Domestic Operating Co., Inc.
1,033,000	3.625%, 02/15/2032(d)	898,010
	Landsea Homes Corp.
270,000	8.875%, 04/01/2029(d)	270,072
	M/I Homes, Inc.
660,000	3.950%, 02/15/2030	599,128
	Murphy Oil USA, Inc.
815,000	3.750%, 02/15/2031(d)	719,105
	NCL Corp. Ltd.
325,000	5.875%, 03/15/2026(d)	324,798
	NCL Finance Ltd.
115,000	6.125%, 03/15/2028(d)	115,461
	Newell Brands, Inc.
77,000	6.375%, 05/15/2030	77,319
66,000	6.625%, 05/15/2032	66,534
	NVR, Inc.
152,000	3.000%, 05/15/2030	137,279
	Patrick Industries, Inc.
530,000	4.750%, 05/01/2029(d)	501,427
	Phinia, Inc.
86,000	6.625%, 10/15/2032(d)	85,642
	PulteGroup, Inc.
50,000	6.375%, 05/15/2033	52,757
175,000	6.000%, 02/15/2035	179,560
	Royal Caribbean Cruises Ltd.
195,000	5.500%, 04/01/2028(d)	193,676
85,000	5.625%, 09/30/2031(d)	83,666
70,000	6.250%, 03/15/2032(d)	70,893
215,000	6.000%, 02/01/2033(d)	214,644
	Suburban Propane Partners LP/Suburban Energy Finance Corp.
41,000	5.000%, 06/01/2031(d)	36,728
	Taylor Morrison Communities, Inc.
500,000	5.125%, 08/01/2030(d)	479,491
	Tempur Sealy International, Inc.
620,000	3.875%, 10/15/2031(d)	541,459
	Tri Pointe Homes, Inc.
580,000	5.700%, 06/15/2028	576,723
	United Airlines Pass Through Trust
156,548	Series 2019-2-B 3.500%, 11/01/2029	148,660
	Victoria’s Secret & Co.
350,000	4.625%, 07/15/2029(d)	319,440

Principal Amount^		Value

Consumer, Cyclical (continued)
	Wolverine World Wide, Inc.
$ 70,000	4.000%, 08/15/2029(d)	$61,556
	Wyndham Hotels & Resorts, Inc.
200,000	4.375%, 08/15/2028(d)	190,927
	Yum! Brands, Inc.
749,000	4.750%, 01/15/2030(d)	716,945
192,000	4.625%, 01/31/2032	177,609
	ZF North America Capital, Inc.
150,000	6.750%, 04/23/2030(d)	144,409

		12,737,089

Consumer, Non-cyclical: 2.6%
	Bausch & Lomb Corp.
860,000	8.375%, 10/01/2028(d)	891,175
	Bausch Health Cos., Inc.
160,000	4.875%, 06/01/2028(d)	128,178
	Block Financial LLC
200,000	3.875%, 08/15/2030(c)	184,669
	Centene Corp.
190,000	4.625%, 12/15/2029	179,838
160,000	3.375%, 02/15/2030	142,609
	CVS Health Corp.
30,000	7.000%, 03/10/2055(h) 5 yr. CMT + 2.886%	30,176
	DaVita, Inc.
410,000	3.750%, 02/15/2031(d)	355,146
	Deluxe Corp.
305,000	8.000%, 06/01/2029(d)	294,478
30,000	8.125%, 09/15/2029(d)	30,458
	Encompass Health Corp.
340,000	4.750%, 02/01/2030	322,565
500,000	4.625%, 04/01/2031	462,122
	HCA, Inc.
295,000	5.600%, 04/01/2034	290,820
	Hertz Corp.
47,000	12.625%, 07/15/2029(d)	50,132
	Hologic, Inc.
620,000	3.250%, 02/15/2029(d)	561,252
	Pediatrix Medical Group, Inc.
200,000	5.375%, 02/15/2030(d)	191,108
	Philip Morris International, Inc.
166,000	1.750%, 11/01/2030	138,795
	Pilgrim’s Pride Corp.
550,000	6.875%, 05/15/2034	585,355
	Post Holdings, Inc.
957,000	4.500%, 09/15/2031(d)	858,159
	Primo Water Holdings, Inc.
500,000	4.375%, 04/30/2029(d)	465,429
	RELX Capital, Inc.
130,000	4.750%, 05/20/2032	126,983
	Service Corp. International
834,000	4.000%, 05/15/2031	743,786
157,000	5.750%, 10/15/2032	152,484
	Teva Pharmaceutical Finance Netherlands II BV
115,000 (EUR)	7.375%, 09/15/2029	137,385
1,090,000 (EUR)	4.375%, 05/09/2030	1,157,650
181,000 (EUR)	7.875%, 09/15/2031	228,173
	Teva Pharmaceutical Finance Netherlands III BV
1,520,000	4.100%, 10/01/2046	1,094,772

The accompanying notes are an integral part of these financial statements.

16	Litman Gregory Funds Trust

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024 (Continued)

Principal Amount^		Value

CORPORATE BONDS (CONTINUED)

Consumer, Non-cyclical (continued)
	United Rentals North America, Inc.
$ 160,000	6.125%, 03/15/2034(d)	$158,949
	Valvoline, Inc.
490,000	3.625%, 06/15/2031(d)	420,197
	Verisk Analytics, Inc.
270,000	5.250%, 06/05/2034	267,169

		10,650,012

Energy: 1.5%
	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.
370,000	8.625%, 06/15/2029(d)	389,136
	California Resources Corp.
330,000	8.250%, 06/15/2029(d)	334,954
	Calumet Specialty Products Partners LP/Calumet Finance Corp.
359,000	9.750%, 07/15/2028(d)	366,840
	Canacol Energy Ltd.
200,000	5.750%, 11/24/2028	111,568
	Cheniere Energy Partners LP
60,000	5.950%, 06/30/2033	61,496
	CNX Resources Corp.
213,000	7.250%, 03/01/2032(d)	217,722
	Continental Resources, Inc.
630,000	5.750%, 01/15/2031(d)	622,904
	Delek Logistics Partners LP/Delek Logistics Finance Corp.
237,000	8.625%, 03/15/2029(d)	245,262
	DT Midstream, Inc.
568,000	4.125%, 06/15/2029(d)	530,846
	Ecopetrol SA
125,000	8.375%, 01/19/2036	120,646
	Energean Israel Finance Ltd.
185,000	5.375%, 03/30/2028	171,752
	EnQuest PLC
290,000	11.625%, 11/01/2027(d)	292,078
	Gulfport Energy Corp.
18	10.000%, 01/31/2025*(a)(m)(n) Cash 10.000% + PIK Rate 15.000%	18,672
	Helmerich & Payne, Inc.
275,000	5.500%, 12/01/2034(c)(d)	261,534
	Hess Midstream Operations LP
880,000	4.250%, 02/15/2030(d)	814,874
	Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
111,000	6.875%, 12/01/2032(d)	109,994
	MPLX LP
550,000	5.000%, 03/01/2033	528,610
300,000	5.500%, 06/01/2034	296,155
	Ovintiv, Inc.
10,000	6.500%, 08/15/2034	10,383
	Permian Resources Operating LLC
145,000	6.250%, 02/01/2033(d)	143,247
	Targa Resources Corp.
310,000	6.500%, 03/30/2034	328,025
5,000	5.500%, 02/15/2035	4,924

Principal Amount^		Value

Energy (continued)
	Venture Global Calcasieu Pass LLC
$ 75,000	4.125%, 08/15/2031(d)	$67,224
120,000	3.875%, 11/01/2033(d)	103,180
	Viper Energy, Inc.
35,000	7.375%, 11/01/2031(d)	36,670
	Whistler Pipeline LLC
45,000	5.950%, 09/30/2034(d)	45,167

		6,233,863

Financial: 2.8%
	Add Hero Holdings Ltd.
33,301	Series IAI 8.500%, 09/30/2029(m) Cash 7.500% + PIK Rate 8.500%	2,987
25,739	Series IAI 9.000%, 09/30/2030(m) Cash 8.000% + PIK Rate 9.000%	579
33,717	Series IAI 9.800%, 09/30/2031(m) Cash 8.800% + PIK Rate 9.800%	674
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
150,000	3.400%, 10/29/2033	127,873
	Agile Group Holdings Ltd.
200,000	5.500%, 04/21/2025(l)	18,562
400,000	6.050%, 10/13/2025(l)	40,000
	Aircastle Ltd.
120,000	6.500%, 07/18/2028(d)	124,071
65,000	5.950%, 02/15/2029(d)	66,424
	Alpha Holding SA de CV
565,639	9.000%, 02/10/2025(d)(l)	7,070
	Antares Holdings LP
430,000	3.750%, 07/15/2027(d)	406,817
	Ares Capital Corp.
1,014,000	2.875%, 06/15/2028	935,041
	AssuredPartners, Inc.
573,000	5.625%, 01/15/2029(d)	579,988
	Bank of America Corp.
10,000	3.846%, 03/08/2037(h) 5 yr. CMT + 2.000%	8,866
	Barings BDC, Inc.
100,000	7.000%, 02/15/2029	102,465
	Blue Owl Finance LLC
180,000	6.250%, 04/18/2034	185,165
	Central China Real Estate Ltd.
205,000	7.750%, 05/24/2024(l)	10,398
400,000	7.250%, 08/13/2024(l)	23,000
205,000	7.500%, 07/14/2025(l)	11,788
230,000	7.650%, 08/27/2025(l)	11,788
	CFLD Cayman Investment Ltd.
49,170	0.000%, 01/31/2031(d)(j)	1,564
426,400	2.500%, 01/31/2031(d)	21,917
225,470	2.500%, 01/31/2031(d)	9,355
	Charles Schwab Corp.
19,000	Series F 5.000%, 12/01/2027(h)(n) 3 mo. USD LIBOR + 2.575%	18,200
136,000	Series I 4.000%, 06/01/2026(h)(n) 5 yr. CMT + 3.168%	131,846

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	17

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024 (Continued)

Principal Amount^		Value

CORPORATE BONDS (CONTINUED)

Financial (continued)
	China Aoyuan Group Ltd.
$ 18,856	Series IAI 5.500%, 09/30/2031(m)	$358
48,702	Series IAI 0.756%, 12/31/2099(f)(n)(i)	472
	China Evergrande Group
200,000	9.500%, 04/11/2022(l)	4,026
200,000	8.750%, 06/28/2025(l)	4,086
	CIFI Holdings Group Co. Ltd.
200,000	4.450%, 08/17/2026(l)	25,750
	Credit Agricole SA
255,000	6.251%, 01/10/2035(d)(h) 1 day USD SOFR + 2.670%	256,252
	Easy Tactic Ltd.
460,267	6.500%, 07/11/2027(l) Cash 6.500% + PIK Rate 7.500%	16,648
	Enstar Group Ltd.
214,000	3.100%, 09/01/2031	183,459
	Fantasia Holdings Group Co. Ltd.
200,000	11.875%, 06/01/2023(l)	6,000
	FS KKR Capital Corp.
510,000	3.125%, 10/12/2028(c)	462,187
120,000	7.875%, 01/15/2029	127,844
	Global Atlantic Fin Co.
135,000	3.125%, 06/15/2031(d)	115,983
	GLP Capital LP/GLP Financing II, Inc.
195,000	3.250%, 01/15/2032	167,610
	Golub Capital BDC, Inc.
140,000	7.050%, 12/05/2028	145,285
160,000	6.000%, 07/15/2029	159,834
	Iron Mountain Information Management Services, Inc.
582,000	5.000%, 07/15/2032(d)	536,540
	Iron Mountain, Inc.
378,000	4.500%, 02/15/2031(d)	345,870
	Jefferies Financial Group, Inc.
265,000	6.200%, 04/14/2034	273,469
	Kaisa Group Holdings Ltd.
1,005,000	9.375%, 06/30/2024(l)	64,069
200,000	10.500%, 01/15/2025(l)	12,192
1,000,000	11.250%, 04/16/2025(l)	60,880
200,000	9.950%, 07/23/2025(l)	12,118
600,000	11.700%, 11/11/2025(l)	36,750
400,000	11.650%, 06/01/2026(l)	24,452
	KWG Group Holdings Ltd.
210,000	6.300%, 02/13/2026(l)	19,181
	Logan Group Co. Ltd.
200,000	4.250%, 07/12/2025(l)	19,500
	Macquarie Airfinance Holdings Ltd.
30,000	5.150%, 03/17/2030(d)	29,391
	Main Street Capital Corp.
180,000	6.950%, 03/01/2029	187,207
	Mexarrend SAPI de CV
300,000	10.250%, 07/24/2024(d)(l)	5,550
	National Health Investors, Inc.
70,000	3.000%, 02/01/2031	60,202

Principal Amount^		Value

Financial (continued)
	Nationstar Mortgage Holdings, Inc.
$ 446,000	5.750%, 11/15/2031(d)	$426,838
	Navient Corp.
350,000	5.500%, 03/15/2029	330,727
145,000	9.375%, 07/25/2030	155,070
	Oaktree Specialty Lending Corp.
90,000	7.100%, 02/15/2029	92,808
	OneMain Finance Corp.
48,000	6.625%, 05/15/2029	48,658
	Operadora de Servicios Mega SA de CV Sofom ER
400,000	8.250%, 02/11/2025(d)(l)	191,000
	PennyMac Financial Services, Inc.
49,000	7.875%, 12/15/2029(d)	51,384
	Prospect Capital Corp.
172,000	3.437%, 10/15/2028(c)	148,508
	Rithm Capital Corp.
382,000	8.000%, 04/01/2029(d)	382,623
	Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.
465,000	3.625%, 03/01/2029(d)	421,438
25,000	3.875%, 03/01/2031(d)	21,798
545,000	4.000%, 10/15/2033(d)	454,415
	Sabra Health Care LP
100,000	3.200%, 12/01/2031	85,877
	Shimao Group Holdings Ltd.
340,000	4.750%, 07/03/2022(l)	24,670
	Shimao Group Holdings Ltd.
200,000	5.200%, 01/16/2027(l)	15,500
400,000	3.450%, 01/11/2031(l)	28,924
	SiriusPoint Ltd.
70,000	7.000%, 04/05/2029	72,021
	Standard Chartered PLC
260,000	3.265%, 02/18/2036(d)(h) 5 yr. CMT + 2.300%	224,946
	Starwood Property Trust, Inc.
259,000	3.625%, 07/15/2026(d)	250,165
560,000	4.375%, 01/15/2027(d)	541,878
100,000	7.250%, 04/01/2029(d)	102,702
	Sunac China Holdings Ltd.
131,437	6.000%, 09/30/2026(d)(m) Cash 5.000% + PIK Rate 6.000%	18,844
131,757	6.250%, 09/30/2027(d)(m) Cash 5.250% + PIK Rate 6.250%	18,640
264,155	6.500%, 09/30/2027(d)(m) Cash 5.500% + PIK Rate 6.500%	35,450
397,192	6.750%, 09/30/2028(d)(m) Cash 5.750% + PIK Rate 6.750%	50,670
398,154	7.000%, 09/30/2029(d)(m) Cash 6.000% + PIK Rate 7.000%	48,127
187,491	7.250%, 09/30/2030(d)(m) Cash 6.250% + PIK Rate 7.250%	21,640
	Synchrony Financial
105,000	5.935%, 08/02/2030(h) 1 day USD SOFR Index + 2.130%	106,055
	Times China Holdings Ltd.
400,000	6.200%, 03/22/2026(l)	16,244
200,000	5.750%, 01/14/2027(l)	8,122
	UBS Group AG
250,000	9.016%, 11/15/2033(d)(h) 1 day USD SOFR + 5.020%	303,363

The accompanying notes are an integral part of these financial statements.

18	Litman Gregory Funds Trust

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024 (Continued)

Principal Amount^		Value

CORPORATE BONDS (CONTINUED)

Financial (continued)
$ 225,000	5.699%, 02/08/2035(d)(h) 1 yr. CMT + 1.770%	$226,622
	Vornado Realty LP
70,000	3.500%, 01/15/2025	69,924
63,000	2.150%, 06/01/2026	60,030
	Yuzhou Group Holdings Co. Ltd.
540,000	7.700%, 02/20/2025(l)	40,543
200,000	8.300%, 05/27/2025(l)	15,500
710,000	7.850%, 08/12/2026(l)	52,299
1,940,000	6.350%, 01/13/2027(l)	150,990
	Zhenro Properties Group Ltd.
400,000	6.630%, 01/07/2026(l)	4,348

		11,528,964

Industrial: 2.0%
	AptarGroup, Inc.
70,000	3.600%, 03/15/2032	62,828
	Boeing Co.
205,000	5.150%, 05/01/2030(c)	202,200
262,000	3.625%, 02/01/2031	237,984
50,000	6.388%, 05/01/2031	52,331
50,000	6.528%, 05/01/2034	52,422
183,000	5.705%, 05/01/2040	174,479
480,000	5.805%, 05/01/2050	446,271
135,000	6.858%, 05/01/2054	143,901
10,000	5.930%, 05/01/2060	9,290
80,000	7.008%, 05/01/2064	85,126
	BWX Technologies, Inc.
361,000	4.125%, 04/15/2029(d)	336,797
	Cemex SAB de CV
355,000	5.125%, 06/08/2026(d)(h)(n) 5 yr. CMT + 4.534%	350,210
310,000	3.875%, 07/11/2031(d)	270,611
	Embraer Netherlands Finance BV
260,000	7.000%, 07/28/2030(d)	271,428
	Great Lakes Dredge & Dock Corp.
85,000	5.250%, 06/01/2029(d)	79,516
	IDEX Corp.
72,000	2.625%, 06/15/2031	61,990
	Moog, Inc.
50,000	4.250%, 12/15/2027(d)	47,764
	Mueller Water Products, Inc.
250,000	4.000%, 06/15/2029(d)	232,168
	nVent Finance SARL
300,000	5.650%, 05/15/2033	299,967
	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
1,024,000	4.000%, 10/15/2027(c)(d)	1,016,362
	Park-Ohio Industries, Inc.
320,000	6.625%, 04/15/2027	315,741
	Pentair Finance SARL
260,000	5.900%, 07/15/2032	267,178
	Spirit AeroSystems, Inc.
899,000	9.750%, 11/15/2030(d)	995,964
	TD SYNNEX Corp.
95,000	6.100%, 04/12/2034	97,454

Principal Amount^		Value

Industrial (continued)
	Teledyne Technologies, Inc.
$ 400,000	2.750%, 04/01/2031	$348,079
	Textron Financial Corp.
185,000	6.520%, 02/15/2067(d)(h) 3 mo. USD Term SOFR + 1.997%	165,789
	TransDigm, Inc.
196,000	4.875%, 05/01/2029	185,254
	Tutor Perini Corp.
365,000	11.875%, 04/30/2029(d)	404,990
	Waste Connections, Inc.
725,000	2.200%, 01/15/2032	597,097
	Westinghouse Air Brake Technologies Corp.
400,000	5.611%, 03/11/2034	405,699

		8,216,890

Technology: 1.4%
	Accenture Capital, Inc.
300,000	4.500%, 10/04/2034	285,236
	Amdocs Ltd.
104,000	2.538%, 06/15/2030	90,469
	AppLovin Corp.
70,000	5.125%, 12/01/2029	69,791
170,000	5.500%, 12/01/2034	168,961
	Booz Allen Hamilton, Inc.
110,000	5.950%, 08/04/2033	112,586
	Broadcom, Inc.
190,000	3.469%, 04/15/2034(d)	164,800
350,000	3.137%, 11/15/2035(d)	286,038
	Broadridge Financial Solutions, Inc.
350,000	2.600%, 05/01/2031	299,880
	CDW LLC/CDW Finance Corp.
370,000	3.569%, 12/01/2031	329,587
	CGI, Inc.
180,000	2.300%, 09/14/2031	149,337
	Fair Isaac Corp.
974,000	4.000%, 06/15/2028(d)	919,915
	KBR, Inc.
225,000	4.750%, 09/30/2028(d)	215,919
	Micron Technology, Inc.
220,000	5.875%, 09/15/2033	225,788
	NCR Voyix Corp.
385,000	5.000%, 10/01/2028(d)	370,639
	Pitney Bowes, Inc.
635,000	7.250%, 03/15/2029(d)	623,368
	PTC, Inc.
250,000	4.000%, 02/15/2028(d)	237,946
	Roper Technologies, Inc.
600,000	1.750%, 02/15/2031	493,193
	Twilio, Inc.
300,000	3.875%, 03/15/2031	269,331
	Western Digital Corp.
135,000	2.850%, 02/01/2029	120,296

		5,433,080

Utilities: 0.1%
	Atlantica Sustainable Infrastructure PLC
330,000	4.125%, 06/15/2028(d)	312,005
	Pacific Gas & Electric Co.
95,000	6.400%, 06/15/2033	100,223

		412,228

TOTAL CORPORATE BONDS (Cost $82,539,427)		70,715,492

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	19

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024 (Continued)

Principal Amount^		Value

GOVERNMENT SECURITIES & AGENCY ISSUE: 1.9%
	Canada Government Bonds
$ 545,000 (CAD)	4.000%, 08/01/2026	$384,450
	Chile Government International Bonds
270,000	3.500%, 01/31/2034	232,939
350,000	3.100%, 05/07/2041	251,075
	Colombia Government International Bonds
320,000	7.750%, 11/07/2036	313,408
205,000	8.375%, 11/07/2054	199,240
	Hazine Mustesarligi Varlik Kiralama AS
270,000	Series 144A 6.500%, 04/26/2030(d)	267,233
	Indonesia Treasury Bonds
5,985,000,000 (IDR)	6.875%, 04/15/2029	370,339
4,576,000,000 (IDR)	6.750%, 07/15/2035	279,290
	Nigeria Government International Bonds
200,000	Series 144A 10.375%, 12/09/2034(d)	204,389
	Philippines Government International Bonds
200,000	2.950%, 05/05/2045	134,367
200,000	2.650%, 12/10/2045	127,202
	Republic of Poland Government International Bonds
85,000	5.500%, 03/18/2054	78,351
	Republic of South Africa Government Bonds
7,945,000 (ZAR)	8.875%, 02/28/2035	383,336
6,090,000 (ZAR)	9.000%, 01/31/2040	274,730
	Republic of South Africa Government International Bonds
200,000	Series 144A 7.100%, 11/19/2036(d)	195,248
	Republic of Turkiye
400,000	6.500%, 01/03/2035	374,655
	Republic of Uzbekistan International Bonds
150,000 (EUR)	Series 144A 5.375%, 05/29/2027(d)	156,198
200,000	Series 144A 6.900%, 02/28/2032(d)	195,478
	Romania Government International Bonds
346,000	Series 144A 5.750%, 03/24/2035(d)	309,293
	Turkiye Government International Bonds
310,000	7.125%, 07/17/2032	307,880
	U.K. Gilts
375,000 (GBP)	0.250%, 01/31/2025	467,719
205,000 (GBP)	4.125%, 01/29/2027	255,334
	U.S. Treasury Bonds
1,400,000	1.750%, 08/15/2041	908,277

Principal Amount^		Value
	U.S. Treasury Notes
$ 1,600,000	0.875%, 11/15/2030	$1,309,313

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $8,173,997)		7,979,744

LIMITED PARTNERSHIPS: 0.0%
1,300,000	U.S. Farming Realty Trust LP*(a)	48,331

TOTAL LIMITED PARTNERSHIPS (Cost $0)		48,331

MORTGAGE-BACKED SECURITIES: 18.1%
	Alternative Loan Trust
55,611	Series 2003-22CB-1A1 5.750%, 12/25/2033	55,534
208,054	Series 2004-13CB-A4 2.257%, 07/25/2034(o)(i)	151,235
31,704	Series 2004-16CB-1A1 5.500%, 07/25/2034	31,289
25,907	Series 2004-16CB-3A1 5.500%, 08/25/2034	25,359
26,889	Series 2004-J10-2CB1 6.000%, 09/25/2034	26,405
291,547	Series 2006-31CB-A7 6.000%, 11/25/2036	165,457
167,870	Series 2007-16CB-2A1 4.903%, 08/25/2037(g) 1 mo. USD Term SOFR + 0.564%	56,069
48,611	Series 2007-16CB-2A2 17.473%, 08/25/2037(g) -8.333*1 mo. USD Term SOFR + 53.629%	56,794
351,715	Series 2007-16CB-4A2 12.881%, 08/25/2037(g) -6*1 mo. USD Term SOFR + 38.913%	386,929
319,907	Series 2007-19-1A34 6.000%, 08/25/2037	153,467
877,015	Series 2007-20-A12 6.250%, 08/25/2047	473,911
	American Home Mortgage Investment Trust
159,758	Series 2006-1-11A1 4.733%, 03/25/2046(g) 1 mo. USD Term SOFR + 0.394%	139,139
	Arbor Realty Commercial Real Estate Notes Ltd.
420,000	Series 2022-FL1-C 6.898%, 01/15/2037(d)(g) 30 day USD SOFR Average + 2.300%	418,448
	Banc of America Alternative Loan Trust
23,279	Series 2003-8-1CB1 5.500%, 10/25/2033	22,880
	Banc of America Funding Trust
16,784	Series 2005-7-3A1 5.750%, 11/25/2035	16,472
168,348	Series 2006-B-7A1 4.294%, 03/20/2036(h)	142,780
14,205	Series 2007-4-5A1 5.500%, 11/25/2034	12,159

The accompanying notes are an integral part of these financial statements.

20	Litman Gregory Funds Trust

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024 (Continued)

Principal Amount^		Value

MORTGAGE-BACKED SECURITIES (CONTINUED)
	Banc of America Mortgage Trust
$ 5,366	Series 2005-A-2A1 4.904%, 02/25/2035(h)	$4,904
	BBCMS Mortgage Trust
2,125,000	Series 2024-5C27-XD 2.744%, 07/15/2057(d)(h)(k)	227,293
	BBCMS Trust
750,000	Series 2018-CBM-E 8.245%, 07/15/2037(d)(g) 1 mo. USD Term SOFR + 3.847%	631,685
	BCAP LLC Trust
117,490	Series 2010-RR6-6A2 9.300%, 07/26/2037(d)(h)	55,221
1,669,828	Series 2011-R11-2A4 5.500%, 12/26/2035(d)	990,596
	Bear Stearns Asset-Backed Securities I Trust
272,556	Series 2006-AC1-1A1 6.250%, 02/25/2036(f)	124,924
	Benchmark Mortgage Trust
300,000	Series 2019-B9-C 4.971%, 03/15/2052(h)	254,214
547,000	Series 2020-B18-AGNF 4.139%, 07/15/2053(d)	523,610
1,637,000	Series 2021-B31-E 2.250%, 12/15/2054(d)	886,343
	BF Mortgage Trust
666,000	Series 2019-NYT-F 7.695%, 12/15/2035(d)(g) 1 mo. USD Term SOFR + 3.297%	547,577
	BINOM Securitization Trust
530,000	Series 2022-RPL1-M1 3.000%, 02/25/2061(d)(h)	420,086
	BMO Mortgage Trust
2,406,000	Series 2024-C9-XD 1.880%, 07/15/2057(d)(h)(k)	326,955
	Carbon Capital VI Commercial Mortgage Trust
343,565	Series 2019-FL2-B 7.362%, 10/15/2035(d)(g) 1 mo. USD Term SOFR + 2.964%	175,057
	CFCRE Commercial Mortgage Trust
16,323,000	Series 2016-C7-XE 0.907%, 12/10/2054(d)(h)(k)	280,432
7,346,000	Series 2016-C7-XF 0.907%, 12/10/2054(d)(h)(k)	128,310
	CG-CCRE Commercial Mortgage Trust
96,547	Series 2014-FL2-COL1 8.012%, 11/15/2031(d)(g) 1 mo. USD Term SOFR + 3.614%	43,081
188,497	Series 2014-FL2-COL2 9.012%, 11/15/2031(d)(g) 1 mo. USD Term SOFR + 4.614%	35,361
	Chase Mortgage Finance Trust
1,260,143	Series 2007-S3-1A15 6.000%, 05/25/2037	550,877

Principal Amount^		Value
	CitiMortgage Alternative Loan Trust
$ 125,259	Series 2006-A5-1A13 4.903%, 10/25/2036(g) 1 mo. USD Term SOFR + 0.564%	$94,153
1,120,128	Series 2007-A6-1A5 6.000%, 06/25/2037	947,397
	COMM Mortgage Trust
442,327	Series 2012-CR3-B 3.922%, 10/15/2045(d)	404,623
40,000	Series 2012-LC4-C 5.304%, 12/10/2044(h)	35,990
1,868,035	Series 2014-UBS4-F 3.750%, 08/10/2047(d)	252,064
2,026,542	Series 2014-UBS4-G 3.750%, 08/10/2047(d)	138,520
7,000	Series 2014-UBS4-V 0.000%, 08/10/2047(d)(h)(j)	1
1,989,000	Series 2018-HCLV-D 6.870%, 09/15/2033(d)(g) 1 mo. USD Term SOFR + 2.473%	508,332
	Countrywide Home Loan Mortgage Pass-Through Trust
2,881	Series 2004-HYB4-2A1 5.877%, 09/20/2034(h)	2,599
115,015	Series 2007-10-A5 6.000%, 07/25/2037	51,014
	Credit Suisse First Boston Mortgage Securities Corp.
892,086	Series 2005-11-7A1 6.000%, 12/25/2035	454,740
	Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
25,527	Series 2003-27-4A4 5.750%, 11/25/2033	25,352
2,259,260	Series 2005-10-10A3 6.000%, 11/25/2035	523,923
	Credit Suisse Mortgage-Backed Trust
600,292	Series 2006-6-1A10 6.000%, 07/25/2036	289,180
650,041	Series 2007-1-4A1 6.500%, 02/25/2022	82,442
24,551	Series 2007-2-2A5 5.000%, 03/25/2037	17,947
1,475,000	Series 2014-USA-E 4.373%, 09/15/2037(d)	826,819
1,100,000	Series 2021-NQM1-B2 3.831%, 05/25/2065(d)(h)	710,540
	CSAIL Commercial Mortgage Trust
1,130,000	Series 2016-C6-C 4.917%, 01/15/2049(h)	1,055,829
300,000	Series 2019-C16-C 4.237%, 06/15/2052(h)	270,566
1,400,000	Series 2020-C19-D 2.500%, 03/15/2053(d)	816,897
	Deutsche Mortgage & Asset Receiving Corp.
1,517,020	Series 2014-RS1-1A2 6.500%, 07/27/2037(d)(h)	1,194,565

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	21

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024 (Continued)

Principal Amount^		Value

MORTGAGE-BACKED SECURITIES (CONTINUED)
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
$ 61,170	Series 2006-PR1-3A1 5.808%, 04/15/2036(d)(g) -1.4*1 mo. USD Term SOFR + 11.964%	$55,063
	DOLP Trust
500,000	Series 2021-NYC-F 3.704%, 05/10/2041(d)(h) (Cost: $451,896)	330,449
	DSLA Mortgage Loan Trust
85,480	Series 2005-AR5-2A1A 5.141%, 09/19/2045(g) 1 mo. USD Term SOFR + 0.774%	44,650
	Eleven Madison Trust Mortgage Trust
100,000	Series 2015-11MD-A 3.555%, 09/10/2035(d)(h)	97,915
	Federal Home Loan Mortgage Corp. REMICS
222,037	Series 3118-SD 1.988%, 02/15/2036(g)(k) -1*30 day USD SOFR Average + 6.586%	15,807
95,165	Series 3301-MS 1.388%, 04/15/2037(g)(k) -1*30 day USD SOFR Average + 5.986%	6,872
120,034	Series 3303-SE 1.368%, 04/15/2037(g)(k) -1*30 day USD SOFR Average + 5.966%	9,082
78,022	Series 3303-SG 1.388%, 04/15/2037(g)(k) -1*30 day USD SOFR Average + 5.986%	6,199
18,659	Series 3382-SB 1.288%, 11/15/2037(g)(k) -1*30 day USD SOFR Average + 5.886%	1,129
112,694	Series 3382-SW 1.588%, 11/15/2037(g)(k) -1*30 day USD SOFR Average + 6.186%	9,094
28,208	Series 3384-S 1.678%, 11/15/2037(g)(k) -1*30 day USD SOFR Average + 6.276%	1,621
72,386	Series 3384-SG 1.598%, 08/15/2036(g)(k) -1*30 day USD SOFR Average + 6.196%	5,733
865,192	Series 3404-SA 1.288%, 01/15/2038(g)(k) -1*30 day USD SOFR Average + 5.886%	72,839
10,493	Series 3417-SX 1.468%, 02/15/2038(g)(k) -1*30 day USD SOFR Average + 6.066%	722

Principal Amount^		Value
$ 19,033	Series 3423-GS 0.938%, 03/15/2038(g)(k) -1*30 day USD SOFR Average + 5.536%	$1,096
113,388	Series 3423-TG 0.350%, 03/15/2038(g)(k) -1*30 day USD SOFR Average + 5.886%	293
1,101,560	Series 3435-S 1.268%, 04/15/2038(g)(k) -1*30 day USD SOFR Average + 5.866%	89,499
35,908	Series 3445-ES 1.288%, 05/15/2038(g)(k) -1*30 day USD SOFR Average + 5.886%	1,977
163,188	Series 3523-SM 1.288%, 04/15/2039(g)(k) -1*30 day USD SOFR Average + 5.886%	11,045
67,236	Series 3560-KS 1.688%, 11/15/2036(g)(k) -1*30 day USD SOFR Average + 6.286%	3,339
34,862	Series 3598-SA 1.638%, 11/15/2039(g)(k) -1*30 day USD SOFR Average + 6.236%	2,431
53,203	Series 3641-TB 4.500%, 03/15/2040	52,095
131,894	Series 3728-SV 0.000%, 09/15/2040(g)(k) -1*30 day USD SOFR Average + 4.336%	2,565
88,700	Series 3758-S 1.318%, 11/15/2040(g)(k) -1*30 day USD SOFR Average + 5.916%	7,059
48,289	Series 3770-SP 1.788%, 11/15/2040(g)(k) -1*30 day USD SOFR Average + 6.386%	441
125,990	Series 3815-ST 1.138%, 02/15/2041(g)(k) -1*30 day USD SOFR Average + 5.736%	8,947
68,310	Series 3872-SL 1.238%, 06/15/2041(g)(k) -1*30 day USD SOFR Average + 5.836%	4,821
58,732	Series 3900-SB 1.258%, 07/15/2041(g)(k) -1*30 day USD SOFR Average + 5.856%	4,325
14,996	Series 3946-SM 0.564%, 10/15/2041(g) -3*30 day USD SOFR Average + 14.357%	10,630
208,417	Series 3972-AZ 3.500%, 12/15/2041	191,216

The accompanying notes are an integral part of these financial statements.

22	Litman Gregory Funds Trust

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024 (Continued)

Principal Amount^		Value

MORTGAGE-BACKED SECURITIES (CONTINUED)
$ 988,654	Series 3984-DS 1.238%, 01/15/2042(g)(k) -1*30 day USD SOFR Average + 5.836%	$83,500
1,772,778	Series 4080-DS 1.988%, 03/15/2041(g)(k) -1*30 day USD SOFR Average + 6.586%	103,227
1,358,240	Series 4239-OU 2.164%, 07/15/2043(o)(i)	755,245
1,237,864	Series 4291-MS 1.188%, 01/15/2054(g)(k) -1*30 day USD SOFR Average + 5.786%	116,032
216,693	Series 4314-MS 1.388%, 07/15/2043(g)(k) -1*30 day USD SOFR Average + 5.986%	5,884
6,060,079	Series 5057-TI 3.000%, 11/25/2050(k)	918,715
4,896,954	Series 5070-MI 3.500%, 02/25/2051(k)	825,141
4,800,065	Series 5175-DI 2.500%, 12/25/2051(k)	571,360
3,327,484	Series 5180-IN 3.000%, 07/25/2051(k)	681,938
	Federal National Mortgage Association
21,684,143	Series 2019-M25-X 0.126%, 11/25/2029(h)(k)	116,244
23,226,963	Series 2019-M5-X 0.484%, 02/25/2029(h)(k)	287,856
23,217,575	Series 2021-M23-X1 0.572%, 11/01/2031(h)(k)	353,766
	Federal National Mortgage Association REMICS
106,223	Series 2003-84-PZ 5.000%, 09/25/2033	106,577
43,382	Series 2005-42-SA 2.117%, 05/25/2035(g)(k) -1*30 day USD SOFR Average + 6.686%	575
732,683	Series 2006-92-LI 1.897%, 10/25/2036(g)(k) -1*30 day USD SOFR Average + 6.466%	56,818
239,096	Series 2007-39-AI 1.437%, 05/25/2037(g)(k) -1*30 day USD SOFR Average + 6.006%	18,939
65,368	Series 2007-57-SX 1.937%, 10/25/2036(g)(k) -1*30 day USD SOFR Average + 6.506%	6,105
12,688	Series 2007-68-SA 1.967%, 07/25/2037(g)(k) -1*30 day USD SOFR Average + 6.536%	1,007

Principal Amount^		Value
$ 16,402	Series 2008-1-CI 1.617%, 02/25/2038(g)(k) -1*30 day USD SOFR Average + 6.186%	$1,366
668,194	Series 2008-33-SA 1.317%, 04/25/2038(g)(k) -1*30 day USD SOFR Average + 5.886%	55,987
9,942	Series 2008-56-SB 1.377%, 07/25/2038(g)(k) -1*30 day USD SOFR Average + 5.946%	436
1,126,907	Series 2009-110-SD 1.567%, 01/25/2040(g)(k) -1*30 day USD SOFR Average + 6.136%	65,435
13,176	Series 2009-111-SE 1.567%, 01/25/2040(g)(k) -1*30 day USD SOFR Average + 6.136%	1,267
115,135	Series 2009-86-CI 1.117%, 09/25/2036(g)(k) -1*30 day USD SOFR Average + 5.686%	5,644
60,993	Series 2009-87-SA 1.317%, 11/25/2049(g)(k) -1*30 day USD SOFR Average + 5.886%	5,276
23,064	Series 2009-90-IB 1.037%, 04/25/2037(g)(k) -1*30 day USD SOFR Average + 5.606%	1,252
18,022	Series 2010-11-SC 0.117%, 02/25/2040(g)(k) -1*30 day USD SOFR Average + 4.686%	849
18,227	Series 2010-115-SD 1.917%, 11/25/2039(g)(k) -1*30 day USD SOFR Average + 6.486%	1,523
1,411,622	Series 2010-123-SK 1.367%, 11/25/2040(g)(k) -1*30 day USD SOFR Average + 5.936%	116,003
83,237	Series 2010-15-SL 0.267%, 03/25/2040(g)(k) -1*30 day USD SOFR Average + 4.836%	2,600
24,702	Series 2010-9-GS 0.067%, 02/25/2040(g)(k) -1*30 day USD SOFR Average + 4.636%	786
6,420	Series 2011-110-LS 0.506%, 11/25/2041(g) -2*30 day USD SOFR Average + 9.871%	4,686
58,413	Series 2011-111-VZ 4.000%, 11/25/2041	54,699
242,865	Series 2011-141-PZ 4.000%, 01/25/2042	227,729

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	23

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024 (Continued)

Principal Amount^		Value

MORTGAGE-BACKED SECURITIES (CONTINUED)
$ 885,614	Series 2011-93-ES 1.817%, 09/25/2041(g)(k) -1*30 day USD SOFR Average + 6.386%	$80,449
564,182	Series 2012-106-SA 1.477%, 10/25/2042(g)(k) -1*30 day USD SOFR Average + 6.046%	52,237
1,112,961	Series 2014-50-WS 1.517%, 08/25/2044(g)(k) -1*30 day USD SOFR Average + 6.086%	60,938
5,365,469	Series 2019-31-S 1.367%, 07/25/2049(g)(k) -1*30 day USD SOFR Average + 5.936%	540,784
17,086,118	Series 2019-M12-X 0.561%, 06/25/2029(h)(k)	242,302
7,576,659	Series 2019-M24-2XA 1.147%, 03/25/2031(h)(k)	372,978
19,666,130	Series 2019-M7-X 0.328%, 04/25/2029(h)(k)	231,398
26,729,450	Series 2020-M10-X4 0.885%, 07/25/2032(h)(k)	1,048,936
15,925,951	Series 2020-M10-X9 0.764%, 12/25/2027(h)(k)	159,565
6,909,781	Series 2020-M13-X2 1.227%, 09/25/2030(h)(k)	279,595
2,921,561	Series 2021-74-MI 2.500%, 11/25/2051(k)	341,044
67,855,000	Series 2022-M4-X2 0.178%, 05/25/2030(h)(k)	549,266
	Federal National Mortgage Association-Aces
123,172,685	Series 2021-M17-X 0.081%, 07/25/2031(h)(k)	441,094
	Federal National Mortgage Association-ACES
17,019,215	Series 2021-M21-X 0.750%, 03/25/2028(h)(k)	238,233
	First Horizon Alternative Mortgage Securities Trust
208,177	Series 2007-FA4-1A7 6.000%, 08/25/2037	75,159
	FS Rialto Issuer LLC
275,000	Series 2021-FL3-D 7.012%, 11/16/2036(d)(g) 1 mo. USD Term SOFR + 2.614%	272,127
	GCAT Trust
27,970	Series 2019-RPL1-A1 2.650%, 10/25/2068(d)(h)	26,921
	Government National Mortgage Association
271,836	Series 2007-21-S 1.688%, 04/16/2037(g)(k) -1*1 mo. USD Term SOFR + 6.086%	11,435

Principal Amount^		Value
$ 94,263	Series 2008-69-SB 3.145%, 08/20/2038(g)(k) -1*1 mo. USD Term SOFR + 7.516%	$5,759
107,475	Series 2009-104-SD 1.838%, 11/16/2039(g)(k) -1*1 mo. USD Term SOFR + 6.236%	9,342
8,469	Series 2010-98-IA 5.338%, 03/20/2039(h)(k)	247
177,103	Series 2011-45-GZ 4.500%, 03/20/2041	173,788
55,823	Series 2011-69-OC 0.618%, 05/20/2041(o)(i)	43,111
1,133,019	Series 2011-69-SC 0.895%, 05/20/2041(g)(k) -1*1 mo. USD Term SOFR + 5.266%	76,226
191,921	Series 2011-89-SA 0.965%, 06/20/2041(g)(k) -1*1 mo. USD Term SOFR + 5.336%	14,260
572,285	Series 2013-102-BS 1.665%, 03/20/2043(g)(k) -1*1 mo. USD Term SOFR + 6.036%	38,453
1,348,426	Series 2014-145-CS 1.088%, 05/16/2044(g)(k) -1*1 mo. USD Term SOFR + 5.486%	89,677
898,811	Series 2014-156-PS 1.765%, 10/20/2044(g)(k) -1*1 mo. USD Term SOFR + 6.136%	88,907
2,165,027	Series 2014-4-SA 1.588%, 01/16/2044(g)(k) -1*1 mo. USD Term SOFR + 5.986%	204,623
3,821,009	Series 2014-41-SA 1.615%, 03/20/2044(g)(k) -1*1 mo. USD Term SOFR + 5.986%	400,480
1,537,608	Series 2014-5-SA 1.065%, 01/20/2044(g)(k) -1*1 mo. USD Term SOFR + 5.436%	112,675
1,828,343	Series 2014-58-SG 1.088%, 04/16/2044(g)(k) -1*1 mo. USD Term SOFR + 5.486%	94,172
1,531,628	Series 2014-76-SA 1.115%, 01/20/2040(g)(k) -1*1 mo. USD Term SOFR + 5.486%	106,065
2,016,548	Series 2014-95-CS 1.738%, 06/16/2044(g)(k) -1*1 mo. USD Term SOFR + 6.136%	130,357
5,315,383	Series 2016-162-IO 0.791%, 09/16/2058(h)(k)	197,060
1,607,029	Series 2018-105-SH 1.765%, 08/20/2048(g)(k) -1*1 mo. USD Term SOFR + 6.136%	149,683
16,437,453	Series 2018-111-SA 0.065%, 08/20/2048(g)(k) -1*1 mo. USD Term SOFR + 4.436%	642,905
6,541,389	Series 2018-134-CS 1.715%, 10/20/2048(g)(k) -1*1 mo. USD Term SOFR + 6.086%	605,827
5,284,206	Series 2019-22-SA 1.115%, 02/20/2045(g)(k) -1*1 mo. USD Term SOFR + 5.486%	417,782

The accompanying notes are an integral part of these financial statements.

24	Litman Gregory Funds Trust

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024 (Continued)

Principal Amount^		Value

MORTGAGE-BACKED SECURITIES (CONTINUED)
$ 5,545,682	Series 2019-H10-BI 1.163%, 06/20/2069(h)(k)	$290,395
5,524,455	Series 2020-112-BS 1.765%, 08/20/2050(g)(k) -1*1 mo. USD Term SOFR + 6.136%	601,673
9,534,342	Series 2020-115-SC 4.114%, 08/20/2050(g)(k) -1*1 mo. USD Term SOFR + 4.086%	284,829
4,985,388	Series 2020-142-SD 1.815%, 09/20/2050(g)(k) -1*1 mo. USD Term SOFR + 6.186%	603,897
9,391,861	Series 2020-168-IA 0.979%, 12/16/2062(h)(k)	678,323
8,984,768	Series 2020-173-MI 2.500%, 11/20/2050(k)	1,367,715
4,459,211	Series 2020-188-LS 1.815%, 11/20/2050(g)(k) -1*1 mo. USD Term SOFR + 6.186%	534,039
4,183,558	Series 2020-47-SL 0.885%, 07/20/2044(g)(k) -1*1 mo. USD Term SOFR + 5.256%	274,300
9,586,640	Series 2020-H11-HI 1.851%, 06/20/2070(h)(k)	620,424
9,800,574	Series 2020-H18-AI 1.983%, 09/20/2070(h)(k)	606,363
7,008,181	Series 2020-H19-BI 1.237%, 11/20/2070(h)(k)	483,112
4,863,460	Series 2021-1-QS 1.815%, 01/20/2051(g)(k) -1*1 mo. USD Term SOFR + 6.186%	633,808
7,095,372	Series 2021-107-SA 3.664%, 06/20/2051(g)(k) -1*1 mo. USD Term SOFR + 3.636%	170,583
5,933,756	Series 2021-15-PI 3.000%, 01/20/2051(k)	921,264
15,243,753	Series 2021-213-SN 3.150%, 12/20/2051(g)(k) -1*30 day USD SOFR Average + 3.200%	193,934
9,090,910	Series 2021-52-IO 0.721%, 04/16/2063(h)(k)	471,309
4,032,382	Series 2021-59-S 2.550%, 04/20/2051(g)(k) -1*30 day USD SOFR Average + 2.600%	10,688
8,313,321	Series 2021-77-IH 2.500%, 05/20/2051(k)	908,172
10,349,390	Series 2021-89-SA 3.664%, 05/20/2051(g)(k) -1*1 mo. USD Term SOFR + 3.636%	246,066
6,587,283	Series 2021-94-IO 0.833%, 02/16/2063(h)(k)	409,557
18,560,369	Series 2021-97-SA 2.550%, 06/20/2051(g)(k) -1*30 day USD SOFR Average + 2.600%	125,921

Principal Amount^		Value
$ 7,065,887	Series 2021-97-SB 3.664%, 06/20/2051(g)(k) -1*1 mo. USD Term SOFR + 3.636%	$113,499
40,004,339	Series 2021-H08-QI 0.029%, 05/20/2071(h)(k)	1,172,663
14,486,580	Series 2021-H19-AI 0.386%, 11/20/2071(h)(k)	835,234
9,305,551	Series 2022-83-IO 2.500%, 11/20/2051(k)	1,368,841
5,797,453	Series 2023-79-JI 2.500%, 02/20/2051(k)	718,300
	Government National Mortgage Association REMICS
3,527,125	Series 2020-154-MI 3.000%, 10/20/2050(k)	586,808
3,681,168	Series 2021-149-BI 3.000%, 08/20/2051(k)	587,712
3,701,786	Series 2021-159-IA 3.000%, 09/20/2051(k)	590,652
3,830,811	Series 2023-19-GI 3.000%, 11/20/2051(k)	554,907
	GS Mortgage Securities Corp. Trust
129,514	Series 2012-BWTR-A 2.954%, 11/05/2034(d)	108,557
1,125,000	Series 2013-PEMB-C 3.550%, 03/05/2033(d)(h)	499,029
1,503,000	Series 2018-TWR-G 8.620%, 07/15/2031(d)(g) 1 mo. USD Term SOFR + 4.222%	22,410
600,000	Series 2021-ARDN-H 10.445%, 11/15/2026(d)(g) 1 mo. USD Term SOFR + 6.048%	595,482
	GS Mortgage Securities Trust
130,000	Series 2011-GC5-C 5.150%, 08/10/2044(d)(h)	102,369
1,010,000	Series 2011-GC5-D 5.150%, 08/10/2044(d)(h)	568,836
1,344,000	Series 2014-GC26-D 4.436%, 11/10/2047(d)(h)	839,872
5,673,000	Series 2021-GSA3-XF 1.412%, 12/15/2054(d)(h)(k)	415,188
	GSCG Trust
710,000	Series 2019-600C-H 3.985%, 09/06/2034(d)(h)	3,550
	GSR Mortgage Loan Trust
27,393	Series 2005-4F-6A1 6.500%, 02/25/2035	25,823
496,118	Series 2005-9F-2A1 6.000%, 01/25/2036	226,005
55,264	Series 2005-AR6-4A5 6.126%, 09/25/2035(h)	48,993
	HarborView Mortgage Loan Trust
157,467	Series 2004-11-2A2A 5.121%, 01/19/2035(g) 1 mo. USD Term SOFR + 0.754%	126,140
	HGI CRE CLO Ltd.
350,000	Series 2021-FL1-D 6.862%, 06/16/2036(d)(g) 1 mo. USD Term SOFR + 2.464%	348,059

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	25

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024 (Continued)

Principal Amount^		Value

MORTGAGE-BACKED SECURITIES (CONTINUED)
	Hilton USA Trust
$ 500,000	Series 2016-SFP-A 2.828%, 11/05/2035(d)	$390,750
	Imperial Fund Mortgage Trust
2,000,000	Series 2021-NQM3-B2 4.135%, 11/25/2056(d)(h)	1,414,116
	IndyMac INDX Mortgage Loan Trust
105,268	Series 2004-AR7-A5 5.673%, 09/25/2034(g) 1 mo. USD Term SOFR + 1.334%	83,135
167,909	Series 2005-AR11-A3 3.902%, 08/25/2035(h)	121,567
796,083	Series 2007-AR5-2A1 3.427%, 05/25/2037(h)	628,574
	JP Morgan Chase Commercial Mortgage Securities Trust
155,986	Series 2012-LC9-C 3.567%, 12/15/2047(d)(h)	145,731
683,000	Series 2019-MFP-XG 0.500%, 07/15/2036(d)(h)(k)	2,892
219,000	Series 2019-UES-C 4.343%, 05/05/2032(d)	207,925
224,000	Series 2019-UES-D 4.452%, 05/05/2032(d)(h)	211,379
261,000	Series 2019-UES-E 4.452%, 05/05/2032(d)(h)	244,752
274,000	Series 2019-UES-F 4.452%, 05/05/2032(d)(h)	247,977
299,000	Series 2019-UES-G 4.452%, 05/05/2032(d)(h)	248,644
	JP Morgan Mortgage Trust
153,551	Series 2004-S1-2A1 6.000%, 09/25/2034	155,292
4,742	Series 2007-A1-4A2 7.198%, 07/25/2035(a)(h)	4,484
532,731	Series 2007-S3-1A97 6.000%, 08/25/2037	239,885
	JPMBB Commercial Mortgage Securities Trust
4,749,500	Series 2015-C27-XFG 1.290%, 02/15/2048(d)(h)(k)	48
	Lehman Mortgage Trust
493,771	Series 2006-2-2A3 5.750%, 04/25/2036	484,492
722,793	Series 2007-1-1A2 5.750%, 02/25/2037	706,907
	Lehman XS Trust
66,537	Series 2006-2N-1A1 4.973%, 02/25/2046(g) 1 mo. USD Term SOFR + 0.634%	57,486
	Master Alternative Loan Trust
12,219	Series 2003-9-4A1 5.250%, 11/25/2033	11,843
8,321	Series 2004-5-1A1 5.500%, 06/25/2034	8,127
11,717	Series 2004-5-2A1 6.000%, 06/25/2034	11,619

Principal Amount^		Value
$ 51,450	Series 2004-8-2A1 6.000%, 09/25/2034	$50,344
	Merrill Lynch Mortgage Investors Trust
1,057	Series 2006-2-2A 6.627%, 05/25/2036(h)	977
	MF1 LLC
400,000	Series 2023-FL12-C 8.143%, 10/19/2038(d)(g) 1 mo. USD Term SOFR + 3.777%	402,494
350,000	Series 2023-FL12-D 9.638%, 10/19/2038(d)(g) 1 mo. USD Term SOFR + 5.272%	354,517
300,000	Series 2024-FL14-E 10.654%, 03/19/2039(d)(g) 1 mo. USD Term SOFR + 6.288%	304,004
	MF1 Trust
400,000	Series 2024-FL15-D 8.413%, 08/18/2041(d)(g) 1 mo. USD Term SOFR + 4.038%	401,246
	Mill City Mortgage Loan Trust
305,000	Series 2021-NMR1-M3 2.500%, 11/25/2060(d)(h)	249,453
	Morgan Stanley Bank of America Merrill Lynch Trust
560,000	Series 2013-C11-B 4.077%, 08/15/2046(h)	364,133
	Morgan Stanley Capital I Trust
117,898	Series 2011-C2-D 5.211%, 06/15/2044(d)(h)	116,814
540,000	Series 2011-C2-E 5.211%, 06/15/2044(d)(h)	510,025
1,508,000	Series 2019-PLND-F 7.313%, 05/15/2036(d)(g) 1 mo. USD Term SOFR + 2.914%	10,631
	Morgan Stanley Mortgage Loan Trust
215,240	Series 2006-7-3A 5.097%, 06/25/2036(h)	115,095
222,161	Series 2007-13-6A1 6.000%, 10/25/2037	116,381
	New Residential Mortgage Loan Trust
2,250,000	Series 2021-NQ1R-M1 2.273%, 07/25/2055(d)(h)	1,821,270
	PFP CLO Ltd.
1,000,000	Series 2021-8-C 6.312%, 08/09/2037(d)(g) 1 mo. USD Term SOFR + 1.914%	1,002,358
	Prime Mortgage Trust
609,079	Series 2006-DR1-2A1 5.500%, 05/25/2035(d)	556,168
	Residential Accredit Loans, Inc.
208,377	Series 2006-QS17-A5 6.000%, 12/25/2036	168,422
	Residential Accredit Loans, Inc. Trust
234,767	Series 2006-QS7-A3 6.000%, 06/25/2036	181,143
286,148	Series 2007-QS1-2A10 6.000%, 01/25/2037	212,667
255,348	Series 2007-QS8-A8 6.000%, 06/25/2037	199,732

The accompanying notes are an integral part of these financial statements.

26	Litman Gregory Funds Trust

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024 (Continued)

Principal Amount^		Value

MORTGAGE-BACKED SECURITIES (CONTINUED)
	Residential Asset Securitization Trust
$ 227,712	Series 2007-A1-A8 6.000%, 03/25/2037	$68,626
	Residential Funding Mtg Sec I Trust
250,112	Series 2006-S4-A5 6.000%, 04/25/2036	196,034
	Starwood Ltd.
400,000	Series 2019-FL1-D 6.862%, 07/15/2038(d)(g) 1 mo. USD Term SOFR + 2.464%	393,927
200,000	Series 2021-FL2-C 6.590%, 04/18/2038(d)(g) 1 mo. USD Term SOFR + 2.214%	197,896
	Starwood Retail Property Trust
235,000	Series 2014-STAR-C 7.750%, 11/15/2027(a)(d)(g)	75,976
980,000	Series 2014-STAR-D 7.750%, 11/15/2027(a)(d)(g)	77,126
950,000	Series 2014-STAR-E 7.750%, 11/15/2027(a)(d)(g)	38,000
	Structured Adjustable Rate Mortgage Loan Trust
427,478	Series 2005-14-A1 4.763%, 07/25/2035(g) 1 mo. USD Term SOFR + 0.424%	253,154
377,484	Series 2008-1-A2 4.933%, 10/25/2037(h)	286,996
	Structured Asset Securities Corp.
4,488,225	Series 2007-4-1A3 1.797%, 03/28/2045(d)(g)(k) -1*1 mo. USD Term SOFR + 6.136%	232,613
	TRTX Issuer Ltd.
320,000	Series 2021-FL4-C 6.896%, 03/15/2038(d)(g) 1 mo. USD Term SOFR + 2.514%	316,684
	UBS Commercial Mortgage Trust
324,000	Series 2018-C13-C 4.975%, 10/15/2051(h)	290,250
	UBS-Barclays Commercial Mortgage Trust
1,000,000	Series 2013-C5-C 3.720%, 03/10/2046(d)(h)	868,890
	Verus Securitization Trust
2,000,000	Series 2021-7-B2 4.192%, 10/25/2066(d)(h)	1,443,027
	Washington Mutual Mortgage Pass-Through Certificates Trust
318,821	Series 2006-5-1A5 6.000%, 07/25/2036	251,007
361,516	Series 2006-8-A6 4.118%, 10/25/2036(f)	122,794
	Wells Fargo Alternative Loan Trust
69,415	Series 2007-PA2-3A1 4.803%, 06/25/2037(g) 1 mo. USD Term SOFR + 0.464%	48,338
	Wells Fargo Commercial Mortgage Trust
228,856	Series 2013-LC12-B 3.833%, 07/15/2046(h)	212,247

Principal Amount^		Value
$ 19,971,000	Series 2015-C28-XE 1.076%, 05/15/2048(d)(h)(k)	$61,297
600,000	Series 2016-C34-C 5.051%, 06/15/2049(h)	566,188
135,000	Series 2016-C36-B 3.671%, 11/15/2059(h)	117,788
130,000	Series 2016-C36-C 4.115%, 11/15/2059(h)	104,963
6,406,000	Series 2017-C42-XE 1.300%, 12/15/2050(d)(h)(k)	200,136
180,000	Series 2019-JWDR-E 3.860%, 09/15/2031(d)(h)	173,775
	Wells Fargo Mortgage-Backed Securities Trust
38,229	Series 2006-AR19-A1 6.944%, 12/25/2036(h)	36,953
	WFRBS Commercial Mortgage Trust
214,000	Series 2011-C3-D 5.855%, 03/15/2044(d)(h)	71,187
395,000	Series 2011-C4-E 4.983%, 06/15/2044(d)(h)	343,366
1,020,000	Series 2012-C10-C 4.310%, 12/15/2045(h)	847,199

TOTAL MORTGAGE-BACKED SECURITIES (Cost $105,336,935)		74,030,864

SHORT-TERM INVESTMENTS: 24.7%

Shares

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED: 0.9%
3,582,468	State Street Navigator Securities Lending Government Money Market Portfolio, 4.460%(p)(q)	3,582,468

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $3,582,468)		3,582,468

Principal Amount^

REPURCHASE AGREEMENTS: 5.5%
$22,566,514	Fixed Income Clearing Corp. 1.360%, 12/31/2024, due 01/02/2025 [collateral: par value $22,689,800, U.S. Treasury Notes, 4.250% - 4.625%, due 10/15/2026 - 11/15/2026, value $23,024,176] (proceeds $22,568,219) (r)	22,566,514

TOTAL REPURCHASE AGREEMENTS (Cost $22,566,514)		22,566,514

TREASURY BILLS: 18.3%
	U.S. Treasury Bills
350,000	4.014%, 01/09/2025(i)(s)	349,649
490,000	4.028%, 01/09/2025(i)(s)	489,507
1,000,000	4.460%, 01/16/2025(b)(i)(s)	998,356
675,000	4.209%, 02/04/2025(i)(s)	672,249
1,585,000	4.277%, 02/04/2025(b)(i)(s)	1,578,437

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	27

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024 (Continued)

Principal Amount^		Value

TREASURY BILLS (CONTINUED)
$ 1,380,000	4.738%, 02/20/2025(b)(i)(s)	$1,372,176
1,800,000	4.921%, 03/20/2025(b)(i)(s)	1,783,941
2,315,000	4.175%, 03/27/2025(i)(s)	2,292,179
39,000,000	4.191%, 04/15/2025(i)(s)	38,527,866
24,000,000	4.237%, 04/15/2025(i)(r)(s)	23,713,445
1,400,000	4.908%, 04/17/2025(b)(i)(s)	1,383,069
1,000,000	4.199%, 08/07/2025(b)(i)(s)	975,397
800,000	3.786%, 09/04/2025(b)(i)(s)	777,936

TOTAL TREASURY BILLS (Cost $74,899,358)		74,914,207

TOTAL SHORT-TERM INVESTMENTS (Cost $101,048,340)		101,063,189

TOTAL PURCHASED OPTIONS (Cost $77,378): 0.0%		19,473

TOTAL INVESTMENTS (Cost: $470,033,312): 98.2%		402,511,639

Other Assets in Excess of Liabilities: 1.8%		7,234,888

NET ASSETS: 100.0%		$409,746,527

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
*	Non-Income Producing Security.
^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Trustees.
(b)	Securities with an aggregate fair value of $22,501,375 have been pledged as collateral for options, credit default swaps, securities sold short and futures positions.
(c)	Security, or portion thereof, is out on loan.
(d)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

(e)

This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debtholders and fund expenses.

(f)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2024.
(g)	Floating Interest Rate at December 31, 2024.
(h)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at December 31, 2024.
(i)	The rate shown represents yield-to-maturity.
(j)	Security is not accruing interest.
(k)	Interest Only security. Security with a notional or nominal principal amount.
(l)	Security is currently in default and/or non-income producing.
(m)	Pay-in-kind security.
(n)	Perpetual Call.
(o)	Principal Only security.
(p)	The rate disclosed is the 7 day net yield as of December 31, 2024.
(q)	Represents security purchased with cash collateral received for securities on loan.
(r)	All or a portion of this security is held by the iMGP Alternative Strategies Subsidiary.
(s)	Issued with a zero coupon. Income is recognized through the accretion of discount.

CURRENCY ABBREVIATIONS:

CAD	Canadian dollar
EUR	Euro
GBP	British pound
IDR	Indonesian rupiah
ZAR	South African rand

UNFUNDED LOAN COMMITMENTS—At December 31, 2024, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)
Lealand Finance Co. BV, 0.500%, 06/30/2027	$953,779	$495,965	$(457,814)
Hanger, Inc., 0.000%, 10/23/2031	9,125	9,227	102
TOTAL		$505,192	$(457,712)

The accompanying notes are an integral part of these financial statements.

28	Litman Gregory Funds Trust

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN PURCHASED OPTIONS at December 31, 2024

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
COMMON STOCKS
Call
Bausch & Lomb Corp.	Morgan Stanley & Co.	$20.00	2/21/2025	54	$97,524	$3,618	$5,924	$(2,306)
Digitalocean Holdings, Inc.	Morgan Stanley & Co.	42.50	2/21/2025	57	194,199	2,422	12,103	(9,681)
Omnicom Group, Inc.	Morgan Stanley & Co.	100.00	4/17/2025	84	722,736	6,300	20,407	(14,107)
Schlumberger N.V.	Morgan Stanley & Co.	47.50	2/21/2025	773	2,963,682	6,184	37,223	(31,039)
Put
United States Steel Corp.	Morgan Stanley & Co.	28.00	1/17/2025	13	44,187	949	1,721	(772)

Total Purchased Options						$19,473	$77,378	$(57,905)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	29

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES SOLD SHORT at December 31, 2024

Shares		Value

COMMON STOCKS: (2.9)%
(100,188)	Amcor PLC (Cost: $(1,003,425))	$(942,769)
(1,875)	Bausch & Lomb Corp.* (Cost: $(34,761))	(33,862)
(31,994)	Chevron Corp. (Cost: $(5,161,449))	(4,634,011)
(6,129)	CONSOL Energy, Inc. (Cost: $(772,638))	(653,842)
(1,571)	DigitalOcean Holdings, Inc.* (Cost: $(59,912))	(53,524)
(13,073)	International Paper Co. (Cost: $(765,551))	(703,589)
(10,873)	Omnicom Group, Inc. (Cost: $(993,852))	(935,513)
(77,322)	Schlumberger NV (Cost: $(3,248,980))	(2,964,525)
(2,183)	Synopsys, Inc.* (Cost: $(1,110,129))	(1,059,541)

TOTAL COMMON STOCKS (Proceeds $13,150,697)		(11,981,176)

EXCHANGE-TRADED FUNDS : (0.0)%
(11)	SPDR S&P 500 ETF Trust (Cost: $(6,676))	(6,447)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $6,676)		(6,447)

TOTAL SECURITIES SOLD SHORT (Proceeds $13,157,373)		$(11,987,623)

The accompanying notes are an integral part of these financial statements.

30	Litman Gregory Funds Trust

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at December 31, 2024

At December 31, 2024, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at December 31, 2024	Fund Delivering	U.S. $ Value at December 31, 2024	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/31/2025	USD	$1,484,738	EUR	$1,420,631	$64,107	$—
JPMorgan Chase Bank N.A.	3/7/2025	USD	583,963	EUR	575,273	8,690	—
	3/7/2025	USD	651	EUR	648	3	—
Morgan Stanley & Co.	3/17/2025	EUR	7,477	USD	7,496	—	(19)
	3/17/2025	EUR	5,192	USD	5,268	—	(76)
	3/17/2025	EUR	11,422	USD	11,608	—	(186)
	3/17/2025	GBP	13,138	USD	13,318	—	(180)
	3/17/2025	USD	1,885,545	CAD	1,848,794	36,751	—
	3/17/2025	USD	398,495	CAD	391,924	6,571	—
	3/17/2025	USD	324,222	EUR	319,407	4,815	—
	3/17/2025	USD	7,322	EUR	7,269	53	—
	3/17/2025	USD	808,176	GBP	793,327	14,849	—

			$5,530,341		$5,394,963	$135,839	$(461)

CONSOLIDATED SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS at December 31, 2024 (a)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts – Long
Gold 100 Oz Futures(b)	13	$3,411,472	$3,433,300	2/26/2025	$21,828
Japanese Yen Currency Futures	7	562,534	560,875	3/17/2025	(1,659)
MSCI EAFE Index Futures	25	2,901,438	2,834,375	3/21/2025	(67,063)
MSCI Emerging Market Index	40	2,213,220	2,147,600	3/21/2025	(65,620)
Nasdaq 100 E-mini Futures	7	3,060,441	2,971,710	3/21/2025	(88,731)
Russell 2000 E-mini Futures	14	1,648,158	1,574,860	3/21/2025	(73,298)
S&P 500 E-Mini Index Futures	55	16,850,536	16,323,312	3/21/2025	(527,224)
S&P Mid Cap 400 E-mini Futures	8	2,626,036	2,517,360	3/21/2025	(108,676)
U.S. Dollar Index Futures	37	3,957,895	4,006,952	3/17/2025	49,057
U.S. Treasury 10-Year Note Futures	9	987,555	978,750	3/20/2025	(8,805)
U.S. Treasury 2-Year Note Futures	485	99,767,373	99,720,547	3/31/2025	(46,826)
U.S. Treasury Long Bond Futures	18	2,103,493	2,049,188	3/20/2025	(54,305)
U.S. Treasury Ultra-Long Bond Futures	11	1,351,225	1,307,969	3/20/2025	(43,256)

Total Long					$(1,014,578)

Futures Contracts – Short
Euro FX Currency Futures	(406)	$(53,275,759)	$(52,721,972)	3/17/2025	$553,787
MSCI EAFE Index Futures	(13)	(1,476,901)	(1,473,875)	3/21/2025	3,026
MSCI Emerging Market Index	(123)	(6,714,600)	(6,603,870)	3/21/2025	110,730
U.S. Treasury 10-Year Note Futures	(237)	(25,894,069)	(25,773,750)	3/20/2025	120,319
U.S. Treasury 10-Year Ultra Note Futures	(218)	(24,686,136)	(24,266,125)	3/20/2025	420,011
U.S. Treasury 2-Year Note Futures	(61)	(12,535,480)	(12,542,172)	3/31/2025	(6,692)
U.S. Treasury 5-Year Note Futures	(594)	(63,527,148)	(63,144,985)	3/31/2025	382,163
U.S. Treasury Long Bond Futures	(168)	(19,268,729)	(19,125,750)	3/20/2025	142,979
U.S. Treasury Ultra-Long Bond Futures	(9)	(1,104,244)	(1,070,156)	3/20/2025	34,088
WTI Crude Futures(b)	(28)	(1,927,251)	(1,995,000)	2/20/2025	(67,749)

Total Short					$1,692,662

Total Futures Contracts					$678,084

(a)

Citigroup Global Markets, Inc., Goldman Sachs & Co., and JPMorgan Chase Bank N.A. are the counterparties for Open Futures Contracts held by the Fund and the iMGP Alternative Strategies Subsidiary at December 31, 2024.

(b)	Contract held by the iMGP Alternative Strategies Subsidiary.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	31

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SWAPS at December 31, 2024

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3)
Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at December 31, 2024	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection
Adecco Group AG 0.875%, 11/27/2025	12/20/2029	(1.000%)	1.142%	EUR	(1,800,000)	Quarterly	$11,672	$(13,490)	$25,162
ADT Security Corp. 4.125%, 06/15/2023	12/20/2029	(5.000%)	1.127%		$(1,700,000)	Quarterly	(285,942)	(285,668)	(274)
AES Corp. 1.375%, 01/15/2026	12/20/2029	(5.000%)	1.071%		(1,800,000)	Quarterly	(307,852)	(321,609)	13,757
Akzo Nobel NV 1.125%, 04/08/2026	12/20/2029	(1.000%)	0.704%	EUR	(1,000,000)	Quarterly	(14,269)	(21,241)	6,972
American Express Co. 4.050%, 05/03/2029	12/20/2029	(1.000%)	0.314%		$(2,000,000)	Quarterly	(61,716)	(58,941)	(2,775)
Amkor Technology, Inc. 6.625%, 09/15/2027	12/20/2029	(5.000%)	1.007%		(1,800,000)	Quarterly	(313,694)	(334,144)	20,450
Apache Corp. 4.375%, 10/15/2028	12/20/2029	(1.000%)	0.861%		(2,100,000)	Quarterly	(10,987)	55,790	(66,777)
Arrow Electronics, Inc. 7.500%, 01/15/2027	12/20/2029	(1.000%)	0.658%		(2,100,000)	Quarterly	(31,723)	(17,874)	(13,849)
BAT International Finance PLC 1.250%, 03/13/2027	12/20/2029	(1.000%)	0.478%	EUR	(200,000)	Quarterly	(5,061)	(4,486)	(575)
Bath & Body Works, Inc. 5.250%, 02/01/2028	12/20/2029	(1.000%)	1.652%		$(2,200,000)	Quarterly	59,118	144,172	(85,054)
Baxter International, Inc. 2.600%, 08/15/2026	12/20/2028	(1.000%)	0.494%		(4,400,000)	Quarterly	(81,091)	(35,891)	(45,200)
Best Buy Co., Inc. 4.450%, 10/01/2028	12/20/2029	(5.000%)	0.465%		(1,800,000)	Quarterly	(364,652)	(387,652)	23,000
BMW Finance NV 0.750%, 07/13/2026	12/20/2029	(1.000%)	0.620%	EUR	(1,800,000)	Quarterly	(32,958)	(35,197)	2,239
BNP Paribas SA 2.250%, 01/11/2027	12/20/2029	(1.000%)	0.711%		(1,800,000)	Quarterly	3,998	(31,920)	35,918
Boeing Co. 2.600%, 10/30/2025	12/20/2029	(1.000%)	1.094%		$(2,000,000)	Quarterly	7,685	39,758	(32,073)
BorgWarner, Inc. 2.650%, 07/01/2027	12/20/2029	(1.000%)	0.654%		(2,000,000)	Quarterly	(30,615)	(18,154)	(12,461)
Bouygues SA 1.375%, 06/07/2027	12/20/2029	(1.000%)	0.378%	EUR	(1,800,000)	Quarterly	(54,542)	(62,330)	7,788
Bristol-Myers Squibb Co. 6.800%, 11/15/2026	12/20/2029	(1.000%)	0.382%		$(2,000,000)	Quarterly	(56,026)	(55,244)	(782)
Cardinal Health, Inc. 3.410%, 06/15/2027	12/20/2029	(1.000%)	0.418%		(2,000,000)	Quarterly	(52,648)	(57,313)	4,665
Carlsberg Breweries AS 3.250%, 10/12/2025	12/20/2029	(1.000%)	0.362%	EUR	(1,800,000)	Quarterly	(55,993)	(66,367)	10,374
Carrefour SA 1.250%, 06/03/2025	12/20/2029	(1.000%)	0.727%		(1,800,000)	Quarterly	(23,905)	(38,828)	14,923
CDX North America High Yield Index Series 43 5.000%, 12/20/2029	12/20/2029	(5.000%)	3.117%		$(18,000,000)	Quarterly	(1,389,114)	(1,452,044)	62,930
Centrica PLC 4.375%, 03/13/2029	12/20/2029	(1.000%)	0.545%	EUR	(1,800,000)	Quarterly	(39,699)	(34,525)	(5,174)

The accompanying notes are an integral part of these financial statements.

32	Litman Gregory Funds Trust

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SWAPS at December 31, 2024 (Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (CONTINUED)
Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at December 31, 2024	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection (Continued)
Cleveland-Cliffs, Inc. 5.875%, 06/01/2027	12/20/2029	(5.000%)	3.049%		$(2,000,000)	Quarterly	$(157,480)	$(204,041)	$46,561
Continental AG 0.375%, 06/27/2025	12/20/2029	(1.000%)	0.857%	EUR	(1,900,000)	Quarterly	(12,980)	(4,046)	(8,934)
CVS Health Corp. 5.250%, 01/30/2031	12/20/2029	(1.000%)	0.880%		$(2,000,000)	Quarterly	(10,802)	(34,512)	23,710
Dell, Inc. 7.100%, 04/15/2028	12/20/2029	(1.000%)	0.591%		(2,000,000)	Quarterly	(36,826)	(26,851)	(9,975)
Devon Energy Corp. 7.950%, 04/15/2032	12/20/2029	(1.000%)	0.951%		(2,100,000)	Quarterly	(3,801)	(11,349)	7,548
EDP Finance BV 2.000%, 04/22/2025	12/20/2029	(1.000%)	0.398%	EUR	(1,800,000)	Quarterly	(52,716)	(47,334)	(5,382)
Equinor ASA 0.750%, 05/22/2026	12/20/2029	(1.000%)	0.235%		(1,000,000)	Quarterly	(37,506)	(38,962)	1,456
Exelon Corp. 3.400%, 04/15/2026	12/20/2029	(1.000%)	0.367%		$(2,000,000)	Quarterly	(56,676)	(57,484)	808
Expedia Group, Inc. 6.250%, 05/01/2025	12/20/2029	(1.000%)	0.543%		(2,000,000)	Quarterly	(40,966)	(12,491)	(28,475)
Ford Motor Co. 4.346%, 12/08/2026	12/20/2029	(5.000%)	1.469%		(1,900,000)	Quarterly	(287,711)	(270,132)	(17,579)
Gap, Inc. 3.625%, 10/01/2029	12/20/2029	(1.000%)	1.615%		(2,300,000)	Quarterly	57,559	140,757	(83,198)
Halliburton Co. 2.920%, 03/01/2030	12/20/2029	(1.000%)	0.562%		(2,000,000)	Quarterly	(39,060)	(34,238)	(4,822)
Host Hotels & Resorts LP 3.375%, 12/15/2029	12/20/2029	(1.000%)	0.755%		(1,000,000)	Quarterly	(10,760)	(3,255)	(7,505)
HP, Inc. 3.000%, 06/17/2027	12/20/2029	(1.000%)	0.585%		(2,000,000)	Quarterly	(36,826)	(32,097)	(4,729)
ING Groep NV 2.125%, 05/23/2026	12/20/2029	(1.000%)	0.501%	EUR	(1,800,000)	Quarterly	(43,552)	(45,227)	1,675
International Game Technology PLC 3.500%, 06/15/2026	12/20/2029	(5.000%)	1.126%		(1,600,000)	Quarterly	(293,068)	(317,267)	24,199
Kering SA 1.250%, 05/10/2026	12/20/2029	(1.000%)	0.526%		(2,000,000)	Quarterly	(45,924)	(55,257)	9,333
Kroger Co. 4.500%, 01/15/2029	12/20/2029	(1.000%)	0.372%		$(2,000,000)	Quarterly	(56,538)	(49,646)	(6,892)
Lamb Weston Holdings, Inc. 4.875%, 05/15/2028	12/20/2029	(1.000%)	1.317%		(2,200,000)	Quarterly	28,699	30,522	(1,823)
Leonardo SpA 2.375%, 01/08/2026	12/20/2029	(5.000%)	0.556%	EUR	(1,500,000)	Quarterly	(322,409)	(344,456)	22,047
McKesson Corp. 7.650%, 03/01/2027	12/20/2029	(1.000%)	0.413%		$(2,000,000)	Quarterly	(53,216)	(47,884)	(5,332)
MGM Resorts International 5.750%, 06/15/2025	12/20/2029	(5.000%)	1.725%		(1,800,000)	Quarterly	(250,079)	(226,217)	(23,862)
NatWest Group PLC 4.067%, 09/06/2028	12/20/2029	(1.000%)	0.575%	EUR	(1,900,000)	Quarterly	(39,023)	(39,372)	349
Next Group PLC 3.625%, 05/18/2028	12/20/2029	(1.000%)	0.528%		(200,000)	Quarterly	(4,592)	(5,030)	438

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	33

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SWAPS at December 31, 2024 (Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (CONTINUED)
Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at December 31, 2024	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection (Continued)
Olin Corp. 5.125%, 09/15/2027	12/20/2029	(1.000%)	1.542%		$(2,200,000)	Quarterly	$50,785	$44,998	$5,787
Omnicom Group, Inc. 2.450%, 04/30/2030	12/20/2029	(1.000%)	0.386%		(2,000,000)	Quarterly	(55,942)	(55,490)	(452)
PostNL NV 0.625%, 09/23/2026	12/20/2029	(1.000%)	1.408%	EUR	(1,900,000)	Quarterly	36,010	36,229	(219)
Prudential Funding Asia PLC 5.875%, 05/11/2029	12/20/2029	(1.000%)	0.579%		(1,800,000)	Quarterly	(36,632)	(36,403)	(229)
Repsol International Finance BV 2.250%, 12/10/2026	12/20/2029	(1.000%)	0.642%		(1,800,000)	Quarterly	(31,173)	(20,246)	(10,927)
Sirius XM Radio LLC 5.500%, 07/01/2029	12/20/2029	(5.000%)	2.085%		$(2,000,000)	Quarterly	(243,822)	(225,720)	(18,102)
Southwest Airlines Co. 5.125%, 06/15/2027	12/20/2029	(1.000%)	0.784%		(2,000,000)	Quarterly	(19,224)	1,406	(20,630)
Standard Chartered PLC 4.050%, 04/12/2026	12/20/2029	(1.000%)	0.598%	EUR	(1,800,000)	Quarterly	(34,948)	(31,074)	(3,874)
Stellantis NV 3.875%, 01/05/2026	12/20/2029	(5.000%)	1.479%		(1,700,000)	Quarterly	(278,959)	(320,421)	41,462
Stora Enso Oyj 2.500%, 06/07/2027	12/20/2029	(5.000%)	0.770%		(1,600,000)	Quarterly	(324,532)	(336,483)	11,951
Target Corp. 2.500%, 04/15/2026	12/20/2029	(1.000%)	0.394%		$(1,500,000)	Quarterly	(40,453)	(44,038)	3,585
Teck Resources Ltd. 6.125%, 10/01/2035	12/20/2029	(5.000%)	0.734%		(1,800,000)	Quarterly	(339,275)	(342,668)	3,393
Telenor ASA 0.750%, 05/31/2026	12/20/2029	(1.000%)	0.188%	EUR	(1,700,000)	Quarterly	(67,776)	(67,103)	(673)
TransCanada PipeLines Ltd. 4.875%, 01/15/2026	6/20/2029	(1.000%)	0.418%		$(400,000)	Quarterly	(9,458)	(7,325)	(2,133)
United Rentals North America, Inc. 3.875%, 02/15/2031	12/20/2029	(5.000%)	0.841%		(1,800,000)	Quarterly	(329,613)	(334,768)	5,155
Universal Health Services, Inc. 2.650%, 01/15/2032	12/20/2029	(1.000%)	0.644%		(2,100,000)	Quarterly	(33,316)	(38,727)	5,411
Valeo SE 1.625%, 03/18/2026	12/20/2029	(1.000%)	2.602%	EUR	(1,600,000)	Quarterly	114,080	111,903	2,177
Valero Energy Corp. 8.750%, 06/15/2030	12/20/2029	(1.000%)	0.615%		$(2,100,000)	Quarterly	(35,895)	(22,862)	(13,033)
Vodafone Group PLC 1.875%, 09/11/2025	12/20/2029	(1.000%)	0.553%	EUR	(1,800,000)	Quarterly	(39,112)	(32,749)	(6,363)
WPP Finance SA 2.250%, 09/22/2026	12/20/2029	(1.000%)	0.523%		(1,800,000)	Quarterly	(41,724)	(30,385)	(11,339)
Xerox Corp. 6.750%, 12/15/2039	12/20/2029	(1.000%)	6.140%		$(1,000,000)	Quarterly	185,902	198,750	(12,848)

Total Buy Protection							$(6,511,344)	$(6,382,243)	$(129,101)

The accompanying notes are an integral part of these financial statements.

34	Litman Gregory Funds Trust

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SWAPS at December 31, 2024 (Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (CONTINUED)
Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at December 31, 2024	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Sell Protection
Accor SA 1.750%, 02/04/2026	12/20/2029	1.000%	0.661%	EUR	1,300,000	Quarterly	$21,363	$23,546	$(2,183)
Allianz Finance II BV 0.875%, 01/15/2026	12/20/2029	1.000%	0.323%		1,800,000	Quarterly	59,518	65,348	(5,830)
Ally Financial, Inc. 5.800%, 05/01/2025	12/20/2029	5.000%	1.371%		$1,000,000	Quarterly	155,986	147,705	8,281
Altria Group, Inc. 2.625%, 09/16/2026	12/20/2029	1.000%	0.419%		2,000,000	Quarterly	51,646	55,401	(3,755)
American Airlines Group, Inc. 6.500%, 07/01/2025	12/20/2029	5.000%	3.954%		2,200,000	Quarterly	90,418	(134,750)	225,168
ArcelorMittal SA 1.750%, 11/19/2025	12/20/2029	5.000%	1.226%	EUR	1,500,000	Quarterly	266,478	289,491	(23,013)
AT&T, Inc. 3.800%, 02/15/2027	12/20/2029	1.000%	0.628%		$2,000,000	Quarterly	33,242	31,181	2,061
AXA SA 1.125%, 05/15/2028	12/20/2029	1.000%	0.464%	EUR	1,800,000	Quarterly	46,839	54,216	(7,377)
BAT International Finance PLC 2.750%, 03/25/2025	12/20/2029	1.000%	0.478%		2,000,000	Quarterly	50,650	42,374	8,276
Baxter International, Inc. 2.600%, 08/15/2026	12/20/2028	1.000%	0.494%		$700,000	Quarterly	12,901	3,411	9,490
Bombardier, Inc. 7.450%, 05/01/2034	12/20/2029	5.000%	1.779%		1,900,000	Quarterly	259,071	240,679	18,392
Boston Scientific Corp. 2.650%, 06/01/2030	12/20/2029	1.000%	0.292%		2,000,000	Quarterly	63,954	68,539	(4,585)
Carnival Corp. 6.650%, 01/15/2028	12/20/2029	1.000%	1.527%		2,300,000	Quarterly	(49,528)	(150,294)	100,766
CCO Holdings LLC / CCO Holdings Capital Corp. 5.000%, 02/01/2028	12/20/2029	5.000%	1.923%		1,900,000	Quarterly	247,703	194,224	53,479
CNH Industrial NV 3.850%, 11/15/2027	12/20/2029	5.000%	0.903%	EUR	1,800,000	Quarterly	351,870	353,859	(1,989)
DaVita, Inc. 4.625%, 06/01/2030	12/20/2029	5.000%	1.196%		$1,800,000	Quarterly	296,575	326,429	(29,854)
Deutsche Bank AG 5.000%, 09/05/2030	12/20/2029	1.000%	0.904%	EUR	1,800,000	Quarterly	8,258	(8,850)	17,108
Deutsche Lufthansa AG 3.000%, 05/29/2026	12/20/2029	1.000%	1.167%		2,100,000	Quarterly	(16,491)	(31,286)	14,795
DR Horton, Inc. 1.400%, 10/15/2027	12/20/2029	1.000%	0.508%		$2,000,000	Quarterly	43,330	51,492	(8,162)
Eastman Chemical Co. 7.600%, 02/01/2027	12/20/2029	1.000%	0.648%		2,000,000	Quarterly	31,272	28,485	2,787
Enbridge, Inc. 6.200%, 11/15/2030	12/20/2029	1.000%	0.637%		2,000,000	Quarterly	32,274	26,083	6,191
Enel SpA 5.625%, 06/21/2027	12/20/2029	1.000%	0.557%	EUR	1,800,000	Quarterly	38,454	37,372	1,082
FirstEnergy Corp. 2.650%, 03/01/2030	12/20/2029	1.000%	0.433%		$2,000,000	Quarterly	50,607	47,830	2,777
General Motors Co. 4.200%, 10/01/2027	12/20/2029	5.000%	1.009%		1,800,000	Quarterly	312,750	318,008	(5,258)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	35

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SWAPS at December 31, 2024 (Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (CONTINUED)
Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at December 31, 2024	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Sell Protection (Continued)
Generali 3.212%, 01/15/2029	12/20/2029	1.000%	0.597%	EUR	1,800,000	Quarterly	$35,167	$36,699	$(1,532)
Goldman Sachs Group, Inc. 6.484%, 10/24/2029	12/20/2029	1.000%	0.586%		$2,000,000	Quarterly	35,684	33,666	2,018
Heidelberg Materials AG 3.750%, 05/31/2032	12/20/2029	5.000%	0.688%	EUR	1,600,000	Quarterly	332,197	347,429	(15,232)
Holcim Finance Luxembourg SA 2.375%, 04/09/2025	12/20/2029	1.000%	0.654%		2,000,000	Quarterly	33,509	25,277	8,232
Host Hotels & Resorts LP 3.375%, 12/15/2029	12/20/2029	1.000%	0.755%		$2,000,000	Quarterly	21,521	14,076	7,445
Howmet Aerospace, Inc. 3.000%, 01/15/2029	12/20/2029	1.000%	0.512%		2,000,000	Quarterly	44,014	44,202	(188)
Iberdrola International BV 1.125%, 04/21/2026	12/20/2029	1.000%	0.372%	EUR	1,800,000	Quarterly	55,129	55,225	(96)
Imperial Brands Finance PLC 3.375%, 02/26/2026	12/20/2029	1.000%	0.532%		1,900,000	Quarterly	43,143	34,525	8,618
International Business Machines Corp. 3.500%, 05/15/2029	12/20/2029	1.000%	0.380%		$1,900,000	Quarterly	52,964	58,224	(5,260)
KB Home 6.875%, 06/15/2027	12/20/2029	5.000%	1.607%		1,800,000	Quarterly	264,019	306,071	(42,052)
Koninklijke KPN NV 0.625%, 04/09/2025	12/20/2029	1.000%	0.370%	EUR	1,800,000	Quarterly	55,279	55,651	(372)
LANXESS AG 1.000%, 10/07/2026	12/20/2029	1.000%	1.674%		1,800,000	Quarterly	(56,431)	(48,808)	(7,623)
Lennar Corp. 4.750%, 11/29/2027	12/20/2029	5.000%	0.789%		$1,700,000	Quarterly	315,729	346,319	(30,590)
Lincoln National Corp. 3.400%, 01/15/2031	12/20/2029	1.000%	1.243%		2,200,000	Quarterly	(23,227)	(44,532)	21,305
Marks & Spencer PLC 6.000%, 06/12/2025	12/20/2029	1.000%	0.733%	EUR	1,900,000	Quarterly	24,289	2,034	22,255
Marriott International, Inc. 3.125%, 06/15/2026	12/20/2029	1.000%	0.498%		$2,000,000	Quarterly	44,412	44,092	320
MetLife, Inc. 3.600%, 11/13/2025	12/20/2029	1.000%	0.617%		2,000,000	Quarterly	34,190	28,389	5,801
MGIC Investment Corp. 5.250%, 08/15/2028	12/20/2029	5.000%	0.799%		1,800,000	Quarterly	332,705	335,007	(2,302)
Motorola Solutions, Inc. 7.500%, 05/15/2025	12/20/2029	1.000%	0.309%		2,000,000	Quarterly	62,806	59,169	3,637
Nabors Industries, Inc. 9.125%, 01/31/2030	12/20/2029	1.000%	7.251%		2,200,000	Quarterly	(475,378)	(460,500)	(14,878)
Next Group PLC 3.625%, 05/18/2028	12/20/2029	1.000%	0.528%	EUR	2,000,000	Quarterly	45,927	47,220	(1,293)
Nokia Oyj 2.000%, 03/11/2026	12/20/2029	5.000%	0.622%		1,500,000	Quarterly	316,853	342,794	(25,941)
Pearson Funding PLC 1.375%, 05/06/2025	12/20/2029	1.000%	0.379%		1,900,000	Quarterly	57,452	47,693	9,759
Premier Foods Finance PLC 3.500%, 10/15/2026	12/20/2029	5.000%	1.745%		1,000,000	Quarterly	150,069	169,471	(19,402)

The accompanying notes are an integral part of these financial statements.

36	Litman Gregory Funds Trust

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SWAPS at December 31, 2024 (Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (CONTINUED)
Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at December 31, 2024	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Sell Protection (Continued)
Prudential Financial, Inc. 3.878%, 03/27/2028	12/20/2029	1.000%	0.621%		$2,000,000	Quarterly	$33,832	$27,908	$5,924
PulteGroup, Inc. 7.875%, 06/15/2032	12/20/2029	5.000%	0.788%		1,700,000	Quarterly	315,615	350,990	(35,375)
Radian Group, Inc. 4.875%, 03/15/2027	12/20/2029	5.000%	0.823%		1,800,000	Quarterly	330,486	337,337	(6,851)
Renault SA 1.000%, 11/28/2025	12/20/2029	1.000%	1.522%	EUR	500,000	Quarterly	(12,177)	(12,838)	661
Rolls-Royce PLC 3.375%, 06/18/2026	12/20/2029	1.000%	0.656%		1,800,000	Quarterly	30,143	3,838	26,305
Royal Caribbean Cruises Ltd. 3.700%, 03/15/2028	12/20/2029	5.000%	0.876%		$1,800,000	Quarterly	325,659	307,032	18,627
Ryder System, Inc. 5.250%, 06/01/2028	12/20/2029	1.000%	0.585%		2,000,000	Quarterly	36,841	31,277	5,564
SES SA 0.875%, 11/04/2027	12/20/2029	1.000%	3.309%	EUR	2,200,000	Quarterly	(219,480)	(114,920)	(104,560)
Sherwin-Williams Co. 2.950%, 08/15/2029	12/20/2029	1.000%	0.429%		$2,000,000	Quarterly	50,900	48,862	2,038
Simon Property Group LP 2.650%, 07/15/2030	12/20/2029	1.000%	0.547%		2,000,000	Quarterly	40,204	33,111	7,093
Sirius XM Radio LLC 5.500%, 07/01/2029	12/20/2029	5.000%	2.085%		200,000	Quarterly	24,382	24,797	(415)
Sudzucker International Finance BV 5.125%, 10/31/2027	12/20/2029	1.000%	0.975%	EUR	2,000,000	Quarterly	2,482	9,165	(6,683)
Swiss Reinsurance Co. Ltd. 0.750%, 01/21/2027	12/20/2029	1.000%	0.477%		1,600,000	Quarterly	40,582	43,441	(2,859)
T-Mobile USA, Inc. 4.750%, 02/01/2028	12/20/2029	5.000%	0.406%		$1,700,000	Quarterly	349,711	371,225	(21,514)
Telefonaktiebolaget LM Ericsson 1.125%, 02/08/2027	12/20/2029	1.000%	0.623%	EUR	2,000,000	Quarterly	36,326	13,418	22,908
Telefonica Emisiones SA 1.495%, 09/11/2025	12/20/2029	1.000%	0.583%		1,800,000	Quarterly	36,209	36,131	78
TransCanada PipeLines Ltd. 4.875%, 01/15/2026	6/20/2029	1.000%	0.418%		$3,500,000	Quarterly	82,763	70,949	11,814
UniCredit SpA 2.125%, 10/24/2026	12/20/2029	1.000%	0.522%	EUR	1,700,000	Quarterly	39,380	33,737	5,643
Verizon Communications, Inc. 4.125%, 03/16/2027	12/20/2029	1.000%	0.603%		$2,000,000	Quarterly	35,348	36,011	(663)
Walmart, Inc. 5.875%, 04/05/2027	12/20/2029	1.000%	0.280%		2,100,000	Quarterly	67,393	70,342	(2,949)
Wendel SE 1.375%, 04/26/2026	12/20/2029	5.000%	0.664%	EUR	1,600,000	Quarterly	334,094	360,906	(26,812)
Williams Cos., Inc. 3.500%, 11/15/2030	12/20/2029	1.000%	0.562%		$2,000,000	Quarterly	38,684	23,705	14,979
Yum! Brands, Inc. 3.625%, 03/15/2031	12/20/2029	1.000%	0.860%		2,000,000	Quarterly	14,736	8,699	6,037
Zuerich Versicherungs-Gesellschaft AG 1.125%, 07/04/2029	12/20/2029	1.000%	0.475%	EUR	1,800,000	Quarterly	45,975	47,933	(1,958)

Total Sell Protection							$6,341,250	$6,122,942	$218,308

Total							$(170,094)	$(259,301)	$89,207

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	37

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SWAPS at December 31, 2024 (Continued)

(1)

For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)

For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

(3)

For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX North America HIgh Yield Index Series 43.

(4)	Notional amounts are denominated in foreign currency where indicated and the lines below until currency changes.

CONSOLIDATED SCHEDULE OF INVESTMENTS IN WRITTEN OPTIONS at December 31, 2024

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
COMMON STOCKS
Call
Digitalocean Holdings, Inc.	Morgan Stanley & Co.	$47.50	2/21/2025	(57)	$(194,199)	$(1,710)	$(4,188)	$2,478
United States Steel Corp.	Morgan Stanley & Co.	50.00	1/17/2025	(13)	(44,187)	(845)	(733)	(112)

Total Written Options						$(2,555)	$(4,921)	$2,366

The accompanying notes are an integral part of these financial statements.

38	Litman Gregory Funds Trust

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024

Shares		Value

COMMON STOCKS: 0.0%

Communication Services: 0.0%
801	Xplornet Communications, Inc.*	$4,539

Consumer Staples: 0.0%
1,043	Endo, Inc.*	24,980
648	Moran Foods LLC*	79

		25,059

Materials: 0.0%
563	Yak Blocker 2 LLC*(k)	911
609	Yak Blocker 2 LLC*(k)	986
2,411	Yak Blocker 2 LLC*(k)	2,409
8,444	Yak Blocker 2 LLC*(k)	8,436
22,605	Yak Blocker 2 LLC*(k)	22,584

		35,326

TOTAL COMMON STOCKS (Cost $96,684)		64,924

PREFERRED STOCKS: 2.0%

Financials: 2.0%
	American National Group, Inc. - Series A
100	8.372%, 01/30/2025(a)(b)	2,520
	CION Investment Corp.
20,000	7.500%, 12/30/2029(c)	504,600
	CNO Financial Group, Inc.
2,000	5.125%, 11/25/2060	38,240
	Corebridge Financial, Inc.
110	6.375%, 12/15/2064*	2,804
	Crescent Capital BDC, Inc.
8,900	5.000%, 05/25/2026	218,673
	Eagle Point Credit Co., Inc.
32,000	5.375%, 01/31/2029	725,120
	Oxford Lane Capital Corp.
23,400	5.000%, 01/31/2027	554,112
	Selective Insurance Group, Inc. - Series B
2,000	4.600%, 12/15/2025(b)(c)	34,640
	Trinity Capital, Inc.
25,000	7.875%, 03/30/2029	631,500

TOTAL PREFERRED STOCKS (Cost $2,841,352)		2,712,209

Principal Amount^

ASSET-BACKED SECURITIES: 16.1%

Home Equity ABS: 0.8%
	FIGRE Trust
$84,067	Series 2024-HE1-B 6.506%, 03/25/2054(a)(d)	85,171
130,834	Series 2024-HE2-C 6.720%, 05/25/2054(a)(d)	132,644
136,074	Series 2024-HE3-C 6.229%, 07/25/2054(a)(d)	136,703
	Morgan Stanley ABS Capital I, Inc. Trust
254,515	Series 2006-HE8-A2D 4.673%, 10/25/2036(e) 1 mo. USD Term SOFR + 0.334%	110,630

Principal Amount^		Value
Home Equity ABS (continued)
$335,641	Series 2007-HE4-A2C 4.683%, 02/25/2037(e) 1 mo. USD Term SOFR + 0.344%	$106,856
	Morgan Stanley IXIS Real Estate Capital Trust
517,340	Series 2006-2-A3 4.603%, 11/25/2036(e) 1 mo. USD Term SOFR + 0.264%	165,366
336,271	Series 2006-2-A4 4.673%, 11/25/2036(e) 1 mo. USD Term SOFR + 0.334%	107,487
	Saluda Grade Alternative Mortgage Trust
82,090	Series 2023-FIG4-B 7.115%, 11/25/2053(a)(d)	84,047
	Vista Point Securitization Trust
125,546	Series 2024-CES1-A1 6.676%, 05/25/2054(d)(f)	127,009

		1,055,913

Other ABS: 15.3%
	AASET
242,485	Series 2024-1A-A1 6.261%, 05/16/2049(d)	244,226
	AASET Ltd.
245,691	Series 2024-2A-A 5.930%, 09/16/2049(d)	244,873
	AASET Trust
91,303	Series 2019-1-A 3.844%, 05/15/2039(d)	88,602
220,258	Series 2019-2-B 4.458%, 10/16/2039(d)	133,301
83,701	Series 2020-1A-B 4.335%, 01/16/2040(d)	73,446
	AASET U.S. Ltd.
57,164	Series 2018-2A-A 4.454%, 11/18/2038(d)	56,044
	ABPCI Direct Lending Fund ABS I Ltd.
93,765	Series 2020-1A-B 4.935%, 12/29/2030(d)	91,536
	ABPCI Direct Lending Fund ABS IV LP
250,000	Series 2024-1A-B 9.639%, 05/01/2034(d)	248,688
	ABPCI Direct Lending Fund CLO XV Ltd.
250,000	Series 2023-15A-C 8.789%, 10/30/2035(d)(e) 3 mo. USD Term SOFR + 4.200%	254,031
	Adams Outdoor Advertising LP
280,000	Series 2023-1-A2 6.967%, 07/15/2053(d)	286,849
	Aligned Data Centers Issuer LLC
150,000	Series 2021-1A-B 2.482%, 08/15/2046(d)	142,417
	ALLO Issuer LLC
100,000	Series 2024-1A-B 7.150%, 07/20/2054(d)	100,833
	Anchorage Credit Funding 4 Ltd.
250,000	Series 2016-4A-CR 3.523%, 04/27/2039(d)	215,319
	Applebee’s Funding LLC/IHOP Funding LLC
297,000	Series 2019-1A-A2II 4.723%, 06/05/2049(d)	291,992
	Aquila Funding
250,000	7.400%, 09/30/2045	248,832

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	39

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024 (Continued)

Principal Amount^		Value

ASSET-BACKED SECURITIES (CONTINUED)

Other ABS (continued)
	ARES Direct Lending CLO 2 LLC
$ 100,000	Series 2024-2A-D 8.504%, 10/20/2036(d)(e) 3 mo. USD Term SOFR + 3.900%	$100,674
	Ares Finance Co. LLC
500,000	0.000%, 10/15/2036(a)	667,850
	Ballyrock CLO 14 Ltd.
250,000	Series 2020-14A-SUB 0.405%, 07/20/2037(d)(g)	215,889
	Blue Stream Issuer LLC
100,000	Series 2023-1A-B 6.898%, 05/20/2053(d)	101,833
50,000	Series 2024-1A-B 6.043%, 11/20/2054(d)	50,037
	Business Jet Securities LLC
217,106	Series 2022-1A-B 5.192%, 06/15/2037(d)	212,520
481,634	Series 2024-1A-B 6.924%, 05/15/2039(d)	487,988
	CARS-DB4 LP
200,000	Series 2020-1A-B3 4.950%, 02/15/2050(d)	176,846
	CARS-DB7 LP
98,438	Series 2023-1A-A2 6.500%, 09/15/2053(d)	100,068
320,000	Series 2023-1A-B 7.750%, 09/15/2053(d)	324,785
	Castlelake Aircraft Securitization Trust
34,431	Series 2018-1-A 4.125%, 06/15/2043(d)	32,728
	Castlelake Aircraft Structured Trust
59,645	Series 2021-1A-B 6.656%, 01/15/2046(d)	57,952
	Cerberus Loan Funding XLII LLC
250,000	Series 2023-3A-C 8.797%, 09/13/2035(d)(e) 3 mo. USD Term SOFR + 4.150%	254,205
	Cerberus Loan Funding XLIV LLC
250,000	Series 2023-5A-C 8.856%, 01/15/2036(d)(e) 3 mo. USD Term SOFR + 4.200%	256,773
	Cerberus Loan Funding XLV LLC
250,000	Series 2024-1A-C 7.806%, 04/15/2036(d)(e) 3 mo. USD Term SOFR + 3.150%	252,919
	Cerberus Loan Funding XLVI LP
250,000	Series 2024-2A-C 7.706%, 07/15/2036(d)(e) 3 mo. USD Term SOFR + 3.050%	254,433
	Cerberus Loan Funding XLVII LLC
250,000	Series 2024-3A-D 9.006%, 07/15/2036(d)(e) 3 mo. USD Term SOFR + 4.350%	253,071
	CFMT LLC
100,000	Series 2022-HB9-M1 3.250%, 09/25/2037(a)(d)	92,764
	CIFC Funding II Ltd.
250,000	Series 2017-2A-DR 7.979%, 04/20/2030(d)(e) 3 mo. USD Term SOFR + 3.362%	251,001

Principal Amount^		Value

Other ABS (continued)
	DigitalBridge Issuer LLC
$ 350,000	Series 2021-1A-A2 3.933%, 09/25/2051(d)	$330,723
	Dryden 87 CLO Ltd.
300,000	Series 2021-87A-SUB 0.913%, 05/20/2034(d)(g)	136,840
	Elm Trust
44,445	Series 2020-4A-B 3.866%, 10/20/2029(d)	43,116
	Falcon Aerospace Ltd.
73,544	Series 2017-1-B 6.300%, 02/15/2042(d)	71,780
	First Franklin Mortgage Loan Trust
410,088	Series 2006-FF16-2A4 4.873%, 12/25/2036(e) 1 mo. USD Term SOFR + 0.534%	166,901
	FirstKey Homes Trust
150,000	Series 2020-SFR2-G1 4.000%, 10/19/2037(d)	147,238
100,000	Series 2020-SFR2-G2 4.500%, 10/19/2037(d)	98,466
	Fortress Credit BSL XV Ltd.
250,000	Series 2022-2A-CR 7.232%, 10/18/2033(d)(e) 3 mo. USD Term SOFR + 2.600%	251,358
	Fortress Credit Opportunities IX CLO Ltd.
250,000	Series 2017-9A-A2TR 6.718%, 10/15/2033(d)(e) 3 mo. USD Term SOFR + 2.062%	250,236
	GAIA Aviation Ltd.
170,040	Series 2019-1-A 3.967%, 12/15/2044(d)(f)	161,715
144,422	Series 2019-1-B 5.193%, 12/15/2044(d)(f)	130,256
	GoldenTree Loan Management U.S. CLO 9 Ltd.
250,000	Series 2021-9A-CR 7.017%, 04/20/2037(d)(e) 3 mo. USD Term SOFR + 2.400%	253,570
250,000	Series 2021-9A-DR 7.967%, 04/20/2037(d)(e) 3 mo. USD Term SOFR + 3.350%	254,836
	Golub Capital Partners ABS Funding Ltd.
64,862	Series 2020-1A-B 4.496%, 01/22/2029(d)	63,855
	Golub Capital Partners CLO 46M Ltd.
250,000	Series 2019-46A-CR 7.667%, 04/20/2037(d)(e) 3 mo. USD Term SOFR + 3.050%	253,925
	Hotwire Funding LLC
750,000	Series 2021-1-C 4.459%, 11/20/2051(d)	719,376
	IP Lending X Ltd.
320,000	Series 2023-10A-SNR 7.750%, 07/02/2029(d)	320,000
	JOL Air Ltd.
146,493	Series 2019-1-A 3.967%, 04/15/2044(d)	143,439
	KDAC Aviation Finance Ltd.
115,738	Series 2017-1A-A 4.212%, 12/15/2042(d)	112,110

The accompanying notes are an integral part of these financial statements.

40	Litman Gregory Funds Trust

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024 (Continued)

Principal Amount^		Value

ASSET-BACKED SECURITIES (CONTINUED)

Other ABS (continued)
	LCM 35 Ltd.
$ 520,000	Series 35A-SUB 1.936%, 10/15/2034(d)(g)	$200,307
	LCM 37 Ltd.
300,000	Series 37A-SUB 2.223%, 04/15/2034(d)(g)	129,000
	MACH 1 Cayman Ltd.
115,775	Series 2019-1-A 3.474%, 10/15/2039(d)	111,283
	Madison Park Funding LVIII Ltd.
250,000	Series 2024-58A-D 8.276%, 04/25/2037(d)(e) 3 mo. USD Term SOFR + 3.650%	255,433
	Madison Park Funding XLVIII Ltd.
250,000	Series 2021-48A-D 7.879%, 04/19/2033(d)(e) 3 mo. USD Term SOFR + 3.262%	251,115
	MAPS Trust
61,081	Series 2021-1A-A 2.521%, 06/15/2046(d)	56,412
	MCA Fund Holding LLC
105,006	Series 2020-1-B 4.247%, 11/15/2035(d)	101,499
	MidOcean Credit CLO VII
500,000	Series 2017-7A-CR 7.118%, 07/15/2029(d)(e) 3 mo. USD Term SOFR + 2.462%	501,665
	Monroe Capital ABS Funding Ltd.
129,390	Series 2021-1A-A2 2.815%, 04/22/2031(d)	125,799
	Monroe Capital Income Plus ABS Funding LLC
134,788	Series 2022-1A-B 5.150%, 04/30/2032(d)	125,437
	Nassau CFO LLC
98,392	Series 2019-1-A 3.980%, 08/15/2034(d)	91,759
	Navigator Aircraft ABS Ltd.
393,239	Series 2021-1-B 3.571%, 11/15/2046(d)(f)	362,839
	Neuberger Berman Loan Advisers CLO 44 Ltd.
250,000	Series 2021-44A-SUB 1.186%, 10/16/2034(d)(g)	158,621
	Northwoods Capital 20 Ltd.
250,000	Series 2019-20A-DR 9.158%, 01/25/2032(d)(e) 3 mo. USD Term SOFR + 4.532%	250,554
	OnDeck Asset Securitization Trust IV LLC
340,000	Series 2023-1A-B 8.250%, 08/19/2030(d)	349,284
	Oportun Issuance Trust
350,000	Series 2022-A-B 5.250%, 06/09/2031(d)	347,386
	Owl Rock CLO I LLC
250,000	Series 2019-1A-C 8.771%, 02/20/2036(d)(e) 3 mo. USD Term SOFR + 4.250%	255,364
	Owl Rock CLO III Ltd.
250,000	Series 2020-3A-BR 6.967%, 04/20/2036(d)(e) 3 mo. USD Term SOFR + 2.350%	251,997

Principal Amount^		Value

Other ABS (continued)
	Owl Rock CLO IX LLC
$ 250,000	Series 2022-9A-CR 6.819%, 11/22/2037(d)(e) 3 mo. USD Term SOFR + 2.300%	$250,447
	Owl Rock CLO XIII LLC
250,000	Series 2023-13A-B 7.704%, 09/20/2035(d)(e) 3 mo. USD Term SOFR + 3.350%	253,009
	Owl Rock CLO XVI LLC
250,000	Series 2024-16A-C 7.917%, 04/20/2036(d)(e) 3 mo. USD Term SOFR + 3.300%	252,703
	Oxford Finance Credit Fund III LP
400,000	Series 2024-A-B 7.548%, 01/14/2032(d)	400,532
	Oxford Finance Funding LLC
76,989	Series 2020-1A-B 4.037%, 02/15/2028(d)	75,906
	Oxford Finance Funding Trust
200,000	Series 2023-1A-B 7.879%, 02/15/2031(d)	200,838
	Palmer Square Loan Funding Ltd.
200,000	Series 2021-2A-SUB 0.000%, 05/20/2029(a)(d)	112,085
250,000	Series 2021-3A-C 7.379%, 07/20/2029(d)(e) 3 mo. USD Term SOFR + 2.762%	251,375
200,000	Series 2021-3A-SUB 0.000%, 07/20/2029(a)(d)	111,844
250,000	Series 2023-2A-B 7.326%, 01/25/2032(d)(e) 3 mo. USD Term SOFR + 2.700%	250,471
575,000	Series 2024-3A-SUB 0.000%, 08/08/2032(a)(d)	547,077
	Preston Ridge Partners Mortgage LLC
60,852	Series 2021-5-A1 4.793%, 06/25/2026(d)(f)	60,625
	ReadyCap Lending Small Business Loan Trust
30,539	Series 2019-2-A 7.000%, 12/27/2044(d)(e) U.S. (Fed) Prime Rate - 0.500%	30,481
	Sapphire Aviation Finance I Ltd.
50,873	Series 2018-1A-A 4.250%, 03/15/2040(d)	49,749
	Sapphire Aviation Finance II Ltd.
184,322	Series 2020-1A-B 4.335%, 03/15/2040(d)	157,603
	SERVPRO Master Issuer LLC
190,000	Series 2019-1A-A2 3.882%, 10/25/2049(d)	184,788
	Sonic Capital LLC
191,333	Series 2020-1A-A2I 3.845%, 01/20/2050(d)	184,777
47,833	Series 2020-1A-A2II 4.336%, 01/20/2050(d)	44,642
	Sprite Ltd.
147,704	Series 2021-1-A 3.750%, 11/15/2046(d)	141,362
	Stack Infrastructure Issuer LLC
250,000	Series 2020-1A-A2 1.893%, 08/25/2045(d)	244,932

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	41

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024 (Continued)

Principal Amount^		Value

ASSET-BACKED SECURITIES (CONTINUED)

Other ABS (continued)
	Start Ltd.
$ 88,441	Series 2018-1-A 4.089%, 05/15/2043(d)	$86,134
	Stream Innovations Issuer Trust
81,891	Series 2024-1A-A 6.270%, 07/15/2044(d)	83,934
	Subway Funding LLC
150,000	Series 2024-1A-A23 6.505%, 07/30/2054(d)	153,867
50,000	Series 2024-3A-A23 5.914%, 07/30/2054(d)	49,019
	Sunbird Engine Finance LLC
143,628	Series 2020-1A-B 4.703%, 02/15/2045(d)	137,691
	Switch ABS Issuer LLC
100,000	Series 2024-1A-A2 6.280%, 03/25/2054(d)	101,780
50,000	Series 2024-2A-A2 5.436%, 06/25/2054(d)	49,650
	Symphony CLO 41 Ltd.
360,000	Series 2024-41A-SUB 1.327%, 07/20/2037(d)(g)	321,539
	Symphony CLO XXXI Ltd.
650,000	Series 2022-31A-SUB 0.890%, 04/22/2035(d)(g)	403,053
	Taco Bell Funding LLC
187,500	Series 2016-1A-A23 4.970%, 05/25/2046(d)	187,273
	Thrust Engine Leasing DAC
379,370	Series 2021-1A-B 6.121%, 07/15/2040(d)	367,412
	Vault DI Issuer LLC
250,000	Series 2021-1A-A2 2.804%, 07/15/2046(d)	236,216
	VB-S1 Issuer LLC
250,000	Series 2022-1A-F 5.268%, 02/15/2052(d)	239,596
100,000	Series 2024-1A-F 8.871%, 05/15/2054(d)	103,943
	VCP RRL ABS I Ltd.
52,162	Series 2021-1A-C 5.425%, 10/20/2031(d)	50,004
	Venture XIII CLO Ltd.
250,000	Series 2013-13A-SUB 5.561%, 09/10/2029(d)(g)	263
	Willis Engine Structured Trust VII
217,290	Series 2023-A-A 8.000%, 10/15/2048(d)	225,143

		21,302,582

TOTAL ASSET-BACKED SECURITIES (Cost $23,483,106)		22,358,495

BANK LOANS: 19.6%

Basic Materials: 0.4%
	GEON Performance Solutions LLC
348,499	8.840%, 08/18/2028(e) 3 mo. USD Term SOFR + 4.250%	350,155

Principal Amount^		Value

Basic Materials (continued)
	Power Services Holding Co.
$ 49,547	8.972%, 11/22/2028(e) 1 mo. USD Term SOFR + 4.500%	$49,409
	SCIH Salt Holdings, Inc.
160,000	7.353%-7.585%, 01/31/2029(e) 3 mo. USD Term SOFR + 3.000%	160,630

		560,194

Communications: 2.1%
	Cengage Learning, Inc.
99,500	7.875%-8.014%, 03/24/2031(e) 1 mo. USD Term SOFR + 3.500%, 3 mo. USD Term SOFR + 3.500%	100,140
	Connect Finco SARL
501,764	8.857%, 09/27/2029(e) 1 mo. USD Term SOFR + 4.500%	441,971
	Eagle Broadband Investments LLC
643,325	0.000%, 11/12/2027(h)	645,335
	Firstdigital Communications LLC
49,375	8.722%, 12/17/2026(e) 1 mo. USD Term SOFR + 4.250%	48,260
	LendingTree, Inc.
546,000	8.472%, 09/15/2028(e) 1 mo. USD Term SOFR + 4.000%	545,544
	Midcontinent Communications
857,850	6.897%, 08/16/2031(e) 1 mo. USD Term SOFR + 2.500%	864,288
	Speedster Bidco GmbH
150,000	0.000%, 10/17/2031(h)	150,594
	Syndigo LLC
119,697	9.276%, 12/15/2027(e) 3 mo. USD Term SOFR + 4.500%	120,071
	Xplornet Communications, Inc.
3,960	9.472%, 10/24/2029(e) 1 mo. USD Term SOFR + 5.000%	3,930
14,239	5.972%, 10/24/2031(e) 1 mo. USD Term SOFR + 1.614%	11,694

		2,931,827

Consumer, Cyclical: 2.7%
	ABG Intermediate Holdings 2 LLC
50,000	0.000%, 12/21/2028(h)	50,258
87,500	6.595%, 12/21/2028(e) 1 mo. USD Term SOFR + 2.250%	87,951
	Accuride Corp.
38,911	11.458%, 05/18/2026(e)(i) 3 mo. USD Term SOFR + 1.000% Cash, 5.870% PIK	20,112
5,067	0.000%, 01/23/2025(h)	4,864
3,651	14.573%, 01/17/2025(e) 1 mo. USD Term SOFR + 10.000%	3,560
9,544	4.823%, 01/17/2025(e) 1 mo. USD Term SOFR + 4.823%	9,089
	Air Canada
59,849	6.337%, 03/21/2031(e) 3 mo. USD Term SOFR + 2.000%	60,205
	Allen Media LLC
504,742	9.979%, 02/10/2027(e) 3 mo. USD Term SOFR + 5.500%	332,183

The accompanying notes are an integral part of these financial statements.

42	Litman Gregory Funds Trust

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024 (Continued)

Principal Amount^		Value

BANK LOANS (CONTINUED)

Consumer, Cyclical (continued)
	Alterra Mountain Co.
$ 149,750	7.357%, 05/31/2030(e) 1 mo. USD Term SOFR + 3.000%	$151,248
	American Airlines, Inc.
490,000	9.629%, 04/20/2028(e) 3 mo. USD Term SOFR + 4.750%	503,864
	Caesars Entertainment Corp.
98,503	0.000%, 02/06/2030(h)	98,708
	Caesars Entertainment, Inc.
99,499	6.607%, 02/06/2031(e) 1 mo. USD Term SOFR + 2.250%	99,841
	EG Group Ltd.
100,000	0.000%, 02/07/2028(h)	101,036
	Fertitta Entertainment LLC
98,982	7.857%, 01/27/2029(e) 1 mo. USD Term SOFR + 3.500%	99,472
	First Brands Group LLC
67,474	9.847%, 03/30/2027(e) 3 mo. USD Term SOFR + 5.000%	63,538
	Foundation Building Materials Holding Co. LLC
99,250	8.585%, 01/29/2031(e) 3 mo. USD Term SOFR + 4.000%	97,948
	FR Refuel LLC
87,452	9.222%, 11/08/2028(e) 1 mo. USD Term SOFR + 4.750%	86,797
	Gibson Brands, Inc.
97,000	10.579%, 08/11/2028(e) 6 mo. USD Term SOFR + 5.000%	96,434
	Laseraway Intermediate Holdings II LLC
90,735	10.659%, 10/14/2027(e) 3 mo. USD Term SOFR + 5.750%	87,333
	Oil Changer Holding Corp.
62,064	11.079%-11.420%, 02/08/2027(e) 3 mo. USD Term SOFR + 6.750%	61,598
	Pacific Bells LLC
199,229	0.000%, 11/10/2028(h)	199,727
59,410	8.599%, 11/10/2028(e) 3 mo. USD Term SOFR + 4.000%	59,559
	PCI Gaming Authority
149,375	6.357%, 07/18/2031(e) 1 mo. USD Term SOFR + 2.000%	149,322
	Peer Holding III BV
100,000	7.329%, 07/01/2031(e) 3 mo. USD Term SOFR + 3.000%	100,687
	Recess Holdings, Inc.
99,250	9.085%, 02/20/2030(e) 3 mo. USD Term SOFR + 4.500%	100,336
	Tacala LLC
49,626	7.857%, 01/31/2031(e) 1 mo. USD Term SOFR + 3.500%	50,091
	UFC Holdings LLC
150,000	6.770%, 11/21/2031(e) 3 mo. USD Term SOFR + 2.250%	151,014
	United Airlines, Inc.
562,209	6.635%, 02/22/2031(e) U.S. (Fed) Prime Rate - 2.000%	564,770

Principal Amount^		Value

Consumer, Cyclical (continued)
	Weber-Stephen Products LLC
$97,250	8.707%, 10/30/2027(e) 1 mo. USD Term SOFR + 4.250%	$97,220
	White Cap Buyer LLC
150,000	0.000%, 10/19/2029(h)	150,475

		3,739,240

Consumer, Non-cyclical: 5.3%
	A-AG U.S. GSI Bidco, Inc.
435,000	9.329%, 10/08/2031(e) 1 mo. USD Term SOFR + 5.000%	439,350
	Albion Financing 3 SARL
99,500	9.096%, 08/16/2029(e) 3 mo. USD Term SOFR + 4.250%	100,661
	American Residential Services LLC
149,223	7.972%, 10/15/2027(e) 1 mo. USD Term SOFR + 3.500%	150,715
	Amspec Parent LLC
13,333	0.000%, 12/12/2031(h)	13,433
86,667	0.000%, 12/12/2031(h)	87,317
	Bausch Health Cos., Inc.
91,875	9.707%, 02/01/2027(e) 1 mo. USD Term SOFR + 5.250%	89,923
	BIFM U.S. Finance LLC
150,000	0.000%, 05/31/2028(h)	151,500
	Blue Ribbon LLC
212,596	10.851%, 05/08/2028(e) 3 mo. USD Term SOFR + 6.000%	144,672
	Cardenas Markets, Inc.
75,392	11.179%, 08/01/2029(e) 3 mo. USD Term SOFR + 6.750%	71,968
	CCRR Parent, Inc.
99,741	0.000%, 03/06/2028(h)	59,263
	Chef’s Warehouse Leasing Co. LLC
86,417	7.857%, 08/23/2029(e) 1 mo. USD Term SOFR + 3.500%	87,119
	CHG PPC Parent LLC
69,637	7.472%, 12/08/2028(e) 1 mo. USD Term SOFR + 3.000%	70,116
	Congruex Group LLC
44,530	10.485%, 05/03/2029(e) 3 mo. USD Term SOFR + 5.750%	34,650
	Crash Champions LLC
129,350	9.271%, 02/23/2029(e) 3 mo. USD Term SOFR + 4.750%	122,842
	Dermatology Intermediate Holdings III, Inc.
98,485	8.835%, 03/30/2029(e) 3 mo. USD Term SOFR + 4.250%	95,269
	EyeCare Partners LLC
84,730	5.717%, 11/30/2028(e) 3 mo. USD Term SOFR + 1.000%	66,619
20,039	10.367%, 08/31/2028(e) 3 mo. USD Term SOFR + 5.750%	20,238
	Florida Food Products LLC
66,736	9.590%, 10/18/2028(e) 3 mo. USD Term SOFR + 5.000%	57,059
	Fugue Finance BV
50,000	0.000%, 01/09/2032(h)	50,537
99,500	8.264%, 02/26/2031(e) 3 mo. USD Term SOFR + 3.750%	100,308
	Global Medical Response, Inc.
255,031	9.856%, 10/31/2028(e) 1 mo. USD Term SOFR + 5.500%	256,227

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	43

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024 (Continued)

Principal Amount^		Value

BANK LOANS (CONTINUED)

Consumer, Non-cyclical (continued)
	Help At Home, Inc.
$ 169,319	9.357%, 09/24/2031(e) 1 mo. USD Term SOFR + 5.000%	$169,577
	Holding Socotec
50,000	0.000%, 06/30/2028(h)	50,292
	Imagefirst Holdings LLC
37,504	8.579%, 04/27/2028(e) 3 mo. USD Term SOFR + 4.250%	37,598
	Inception Holdco SARL
99,500	8.829%, 04/09/2031(e) 3 mo. USD Term SOFR + 4.500%	100,358
	Lernen Bidco Ltd.
150,000	8.522%, 10/27/2031(e) 3 mo. USD Term SOFR + 4.000%	151,875
	MB2 Dental Solutions LLC
2,000	5.000%, 02/13/2031(e) 3 mo. USD Term SOFR + 5.000%	1,750
95,800	9.857%, 02/13/2031(e) 1 mo. USD Term SOFR + 5.500%	95,605
6,818	9.857%, 02/13/2031(e) 1 mo. USD Term SOFR + 5.500%	6,818
13,837	10.022%, 02/13/2031(e) 3 mo. USD Term SOFR + 5.500%	13,837
	Medline Borrower LP
363,252	6.607%, 10/23/2028(e) 1 mo. USD Term SOFR + 2.250%	364,944
	Midwest Veterinary Partners LLC
93,341	8.215%, 04/27/2028(e) 3 mo. USD Term SOFR + 3.750%	94,118
	Moran Foods LLC
12,145	11.679%, 06/30/2026(e) 3 mo. USD Term SOFR + 7.250%	1,034
5,688	11.679%, 06/30/2026(e) 3 mo. USD Term SOFR + 7.250%	484
11,918	11.679%, 06/30/2026(e)(i) 3 mo. USD Term SOFR + 2.000%	458
	MPH Acquisition Holdings LLC
735,300	9.026%, 09/01/2028(e) 3 mo. USD Term SOFR + 4.250%	634,707
	NFM & J LP
49,017	10.366%-10.591%, 11/30/2027(e) 3 mo. USD Term SOFR + 5.750%	48,246
48,221	10.435%, 11/30/2027(e) 3 mo. USD Term SOFR + 5.750%	47,462
	Priority Holdings LLC
1,269,647	9.107%, 05/16/2031(e) 1 mo. USD Term SOFR + 4.750%	1,274,009
	Resonetics LLC
99,750	7.603%, 06/18/2031(e) 3 mo. USD Term SOFR + 3.250%	100,518
	ScribeAmerica Intermediate Holdco LLC
45,456	9.669%, 04/03/2025(e) 3 mo. USD Term SOFR + 4.500%	31,673
	Sotera Health Holdings LLC
618,450	7.835%, 05/30/2031(e) 3 mo. USD Term SOFR + 3.250%	620,772
	Southern Veterinary Partners LLC
114,872	7.715%, 12/04/2031(e) 3 mo. USD Term SOFR + 3.250%	115,827

Principal Amount^		Value

Consumer, Non-cyclical (continued)
	System One Holdings LLC
$ 882,243	8.079%, 03/02/2028(e) 3 mo. USD Term SOFR + 3.750%	$891,066
	Women’s Care Enterprises LLC
189,869	9.185%, 01/15/2028(e) 3 mo. USD Term SOFR + 4.500%	181,958
	WW International, Inc.
9,000	7.972%, 04/13/2028(e) 1 mo. USD Term SOFR + 3.500%	2,052

		7,306,824

Energy: 1.1%
	AL GCX Holdings LLC
150,000	7.257%, 05/17/2029(e) 1 mo. USD Term SOFR + 2.750%	151,200
	AL NGPL Holdings LLC
280,053	7.090%, 04/17/2028(e) 3 mo. USD Term SOFR + 2.500%	281,687
	BANGL LLC
98,751	9.092%, 02/01/2029(e) 3 mo. USD Term SOFR + 4.500%	99,662
	Par Petroleum LLC
99,747	8.334%, 02/28/2030(e) 3 mo. USD Term SOFR + 3.750%	99,622
	Rockpoint Gas Storage Partners LP
900,000	7.985%, 09/18/2031(e) U.S (Fed) Prime Rate - 3.500%	907,200
	Venture Global Calcasieu Pass LLC
19,031	7.220%, 08/19/2026(e) 1 mo. USD Term SOFR + 2.875%	19,067

		1,558,438

Financial: 2.4%
	AllSpring Buyer LLC
274,005	7.329%, 11/01/2030(e) 3 mo. USD Term SOFR + 3.000%	274,793
	AqGen Island Holdings, Inc.
98,953	7.357%, 08/02/2028(e) 1 mo. USD Term SOFR + 3.000%	99,943
	Ardonagh Midco 3 PLC
50,000	8.079%-8.535%, 02/15/2031(e) 3 mo. USD Term SOFR + 3.750%	50,375
	Aretec Group, Inc.
50,000	0.000%, 08/09/2030(h)	50,168
99,001	7.857%, 08/09/2030(e) 1 mo. USD Term SOFR + 3.500%	99,334
	Asurion LLC
98,496	8.707%, 08/19/2028(e) 1 mo. USD Term SOFR + 4.250%	98,707
49,875	8.607%, 09/19/2030(e) 1 mo. USD Term SOFR + 4.250%	49,813
	Blackhawk Network Holdings, Inc.
29,850	9.357%, 03/12/2029(e) 1 mo. USD Term SOFR + 5.000%	30,255
	Capstone Acquisition Holdings, Inc.
137,580	8.957%, 11/13/2029(e) 1 mo. USD Term SOFR + 4.500%	136,838
	Chrysaor Bidco SARL
93,114	7.857%, 07/17/2031(e) 1 mo. USD Term SOFR + 3.500%	94,022
	Citadel Securities LP
148,760	6.329%, 10/31/2031(e) 3 mo. USD Term SOFR + 2.000%	149,368

The accompanying notes are an integral part of these financial statements.

44	Litman Gregory Funds Trust

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024 (Continued)

Principal Amount^		Value

BANK LOANS (CONTINUED)

Financial (continued)
	Cross Financial Corp.
$ 100,000	7.607%, 10/31/2031(e) 1 mo. USD Term SOFR + 3.250%	$100,750
	Deerfield Dakota Holding LLC
99,739	8.075%, 04/09/2027(e) 3 mo. USD Term SOFR + 3.750%	97,775
	Eisner Advisory Group LLC
99,003	8.357%, 02/28/2031(e) 1 mo. USD Term SOFR + 4.000%	100,258
	Fiserv Investment Solutions, Inc.
98,964	8.521%, 02/18/2027(e) 3 mo. USD Term SOFR + 4.000%	95,577
	Higginbotham Insurance Agency, Inc.
142,568	8.860%, 11/24/2028(e) 1 mo. USD Term SOFR + 4.500%	141,513
	HighTower Holdings LLC
135,406	8.071%, 04/21/2028(e) 3 mo. USD Term SOFR + 3.500%	136,309
	Howden Group Holdings Ltd.
149,625	7.357%, 02/15/2031(e) 1 mo. USD Term SOFR + 3.000%	150,832
	HUB International Ltd.
99,251	7.367%, 06/20/2030(e) 3 mo. USD Term SOFR + 2.750%	99,978
	HV Eight LLC
401,192 (EUR)	6.178%, 11/22/2027(e) 3 mo. EURIBOR + 3.500%	413,188
	Jones DesLauriers Insurance Management, Inc.
99,500	7.821%, 03/15/2030(e) 3 mo. USD Term SOFR + 3.250%	100,060
	Midcap Financial Holdings Trust
435,000	8.007%, 04/15/2027(e) 1 mo. USD Term SOFR + 3.500%	435,000
	PMH Newco LP
245,688	7.476%, 10/02/2030(e) 3 mo. USD Term SOFR + 3.150%	243,153
	PMH SPV C LLC
67,521	7.476%, 10/02/2030(e) 3 mo. USD Term SOFR + 3.150%	66,935
	Saphilux SARL
99,500	7.933%, 07/18/2028(e) 6 mo. USD Term SOFR + 3.500%	100,370

		3,415,314

Industrial: 2.7%
	Anchor Packaging, Inc.
98,723	7.694%, 07/18/2029(e) 1 mo. USD Term SOFR + 3.250%	99,412
	API Holdings III LLC
7,922	11.329%, 03/25/2027(e)(i) 3 mo. USD Term SOFR + 1.000% Cash, 6.000% PIK	7,766
105,192	11.329%, 05/10/2027(e)(i) 3 mo. USD Term SOFR + 1.000% Cash, 6.000% PIK	82,050

Principal Amount^		Value

Industrial (continued)
	Arcline FM Holdings LLC
$ 99,495	9.567%, 06/23/2028(e) 3 mo. USD Term SOFR + 4.500%	$100,220
	Azuria Water Solutions, Inc.
99,003	8.107%, 05/17/2028(e) 1 mo. USD Term SOFR + 3.750%	99,931
	Bettcher Industries, Inc.
49,872	0.000%, 12/14/2028(h)	49,825
99,235	8.329%, 12/14/2028(e) 3 mo. USD Term SOFR + 4.000%	99,142
	Bleriot U.S. Bidco, Inc.
98,506	7.079%, 10/31/2030(e) 3 mo. USD Term SOFR + 2.750%	99,144
	CP Atlas Buyer, Inc.
98,506	8.207%, 11/23/2027(e) 1 mo. USD Term SOFR + 3.750%	96,239
	Dispatch Acquisition Holdings LLC
59,762	8.729%, 03/27/2028(e) 3 mo. USD Term SOFR + 4.250%	57,172
	EMRLD Borrower LP
100,000	0.000%, 08/04/2031(h)	100,521
408,975	6.857%, 08/04/2031(e) 1 mo. USD Term SOFR + 2.500%	411,106
84,897	6.933%, 05/31/2030(e) 6 mo. USD Term SOFR + 2.500%	85,336
	Genesee & Wyoming, Inc.
149,625	0.000%, 04/10/2031(h)	149,531
	GrafTech Finance, Inc.
24,381	0.000%, 11/11/2029(h)	24,625
42,667	0.000%, 11/11/2029(h)	43,094
	Ilpea Parent, Inc.
471,084	8.357%, 06/22/2028(e) 1 mo. USD Term SOFR + 4.000%	472,262
	Michael Baker International LLC
49,750	9.107%, 12/01/2028(e) 1 mo. USD Term SOFR + 4.750%	50,030
	Michael Baker International, LLC
99,749	0.000%, 12/01/2028(h)	100,311
	Pelican Products, Inc.
98,477	8.840%, 12/29/2028(e) 3 mo. USD Term SOFR + 4.250%	88,925
	Propulsion BC Finco SARL
654,024	7.579%, 09/14/2029(e) 3 mo. USD Term SOFR + 3.250%	661,323
	Quikrete Holdings, Inc.
97,374	6.857%, 04/14/2031(e) 1 mo. USD Term SOFR + 2.500%	97,440
	Service Logic Acquisition, Inc.
98,482	8.085%, 10/29/2027(e) 3 mo. USD Term SOFR + 3.500%	99,283
	Tidal Waste & Recycling Holdings LLC
520,000	7.829%, 10/24/2031(e) 3 mo. USD Term SOFR + 3.500%	524,714

		3,699,402

Technology: 2.1%
	Apttus Corp.
128,728	8.085%, 05/08/2028(e) 3 mo. USD Term SOFR + 3.500%	130,028
	Aston FinCo SARL
95,250	8.722%, 10/09/2026(e) 1 mo. USD Term SOFR + 4.250%	91,956

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	45

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024 (Continued)

Principal Amount^		Value

BANK LOANS (CONTINUED)

Technology (continued)
	Athenahealth Group, Inc.
$ 568,389	7.607%, 02/15/2029(e) 1 mo. USD Term SOFR + 3.250%	$570,927
	Atlas CC Acquisition Corp.
15,705	9.026%, 05/25/2028(e) 3 mo. USD Term SOFR + 4.250%	10,628
3,194	9.026%, 05/25/2028(e) 3 mo. USD Term SOFR + 4.250%	2,162
	Avalara, Inc.
136,364	10.579%, 10/19/2028(e) 3 mo. USD Term SOFR + 6.250%	135,132
	Banff Merger Sub, Inc.
100,000	8.335%, 07/30/2031(e) 3 mo. USD Term SOFR + 3.750%	100,949
	Central Parent, Inc.
613,812	7.579%, 07/06/2029(e) 3 mo. USD Term SOFR + 3.250%	606,486
	Darktrace PLC
80,000	7.887%, 10/09/2031(e) 3 mo. USD Term SOFR + 3.250%	80,025
	Drake Software LLC
149,625	8.607%, 06/26/2031(e) 1 mo. USD Term SOFR + 4.250%	145,884
	Finastra USA, Inc.
6,220	11.645%, 09/13/2029(e) 3 mo. USD Term SOFR + 7.250%	6,192
90,318	11.645%, 09/13/2029(e) 3 mo. USD Term SOFR + 7.250%	89,681
	Modena Buyer LLC
100,000	8.857%, 07/01/2031(e) 1 mo. USD Term SOFR + 4.500%	97,107
	Pegasus Bidco Ltd.
50,000	8.829%, 08/16/2031(e) 3 mo. USD Term SOFR + 4.500%	50,437
	Planview Parent, Inc.
150,000	0.000%, 12/17/2027(h)	151,258
	Press Ganey Holdings, Inc.
99,750	7.607%, 04/30/2031(e) 1 mo. USD Term SOFR + 3.250%	100,155
	Project Ruby Ultimate Parent Corp.
99,500	7.472%, 03/10/2028(e) 1 mo. USD Term SOFR + 3.000%	100,091
50,000	7.472%, 03/10/2028(e) 1 mo. USD Term SOFR + 3.000%	50,297
	Sitecore Holding III AS
133,435	12.385%, 03/12/2029(e) 3 mo. USD Term SOFR + 7.750%	132,915
	World Wide Technology Holding Co. LLC
88,581	7.194%, 03/01/2030(e) 1 mo. USD Term SOFR + 2.750%	88,913
	Zuora, Inc.
150,000	0.000%, 12/13/2031(h)	149,625

		2,890,848

Utilities: 0.8%
	Calpine Construction Finance Co. LP
99,500	6.357%, 07/31/2030(e) 1 mo. USD Term SOFR + 2.000%	99,396

Principal Amount^		Value

Utilities (continued)
	Eastern Power LLC
$ 1,076,929	9.607%, 04/03/2028(e) 1 mo. USD Term SOFR + 5.250%	$1,075,249

		1,174,645

TOTAL BANK LOANS (Cost $27,637,702)		27,276,732

CONVERTIBLE BONDS: 0.5%

Communications: 0.0%
	Cable One, Inc.
50,000	0.000%, 03/15/2026(j)	46,650

Energy: 0.5%
	NextEra Energy Partners LP
400,000	0.000%, 11/15/2025(d)(j)	377,500
240,000	2.500%, 06/15/2026(d)	226,514

		604,014

TOTAL CONVERTIBLE BONDS (Cost $646,288)		650,664

CORPORATE BONDS: 35.8%

Basic Materials: 0.5%
	Alcoa Nederland Holding BV
200,000	5.500%, 12/15/2027(d)	200,879
	Arsenal AIC Parent LLC
100,000	8.000%, 10/01/2030(d)	103,605
	International Flavors & Fragrances, Inc.
90,000	1.230%, 10/01/2025(d)	87,522
	Minerals Technologies, Inc.
65,000	5.000%, 07/01/2028(d)	62,918
	Novelis Corp.
100,000	3.250%, 11/15/2026(d)	95,340
	SCIL IV LLC/SCIL USA Holdings LLC
100,000 (EUR)	9.500%, 07/15/2028(d)	111,236
	SK Invictus Intermediate II SARL
100,000	5.000%, 10/30/2029(d)	93,703

		755,203

Communications: 3.0%
	Altice France SA
200,000	5.500%, 10/15/2029(d)	150,813
	AMC Networks, Inc.
50,000	10.250%, 01/15/2029(d)	53,306
150,000	4.250%, 02/15/2029(c)	117,917
	British Telecommunications PLC
200,000	4.875%, 11/23/2081(a)(d) 5 yr. CMT + 3.493%	182,715
	CCO Holdings LLC/CCO Holdings Capital Corp.
1,105,000	7.375%, 03/01/2031(d)	1,127,220
	Cogent Communications Group LLC
100,000	3.500%, 05/01/2026(d)	96,901
	Cogent Communications Group, Inc./Cogent Communications Finance, Inc.
100,000	7.000%, 06/15/2027(d)	100,146
	Connect Finco SARL/Connect U.S. Finco LLC
290,000	9.000%, 09/15/2029(d)	264,496

The accompanying notes are an integral part of these financial statements.

46	Litman Gregory Funds Trust

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024 (Continued)

Principal Amount^		Value

CORPORATE BONDS (CONTINUED)

Communications (continued)
	Level 3 Financing, Inc.
$ 38,188	11.000%, 11/15/2029(d)	$43,006
231,000	4.500%, 04/01/2030(d)	192,689
	Match Group Holdings II LLC
50,000	5.000%, 12/15/2027(d)	48,400
50,000	4.625%, 06/01/2028(d)	47,658
	McGraw-Hill Education, Inc.
100,000	5.750%, 08/01/2028(d)	97,748
40,000	8.000%, 08/01/2029(d)	40,048
	Paramount Global
16,000	5.900%, 10/15/2040	14,056
23,000	5.250%, 04/01/2044	17,977
28,000	4.900%, 08/15/2044	21,245
	QTS Good News Facility Revr
195,260	7.800%, 10/09/2028	195,260
	QTS Good News Facility TL
500,000	0.010%, 10/09/2028	500,000
	Sirius XM Radio LLC
100,000	3.125%, 09/01/2026(d)	96,145
	TEGNA, Inc.
615,000	4.625%, 03/15/2028	583,483
	Virgin Media Finance PLC
100,000	5.000%, 07/15/2030(d)(c)	84,766
	Vodafone Group PLC
100,000	5.125%, 06/04/2081(a) 5 yr. CMT + 3.073%	76,478

		4,152,473

Consumer, Cyclical: 2.9%
	AccorInvest Group SA
100,000 (EUR)	6.375%, 10/15/2029(d)	109,094
	Advance Auto Parts, Inc.
100,000	5.900%, 03/09/2026	100,751
	Air Canada
100,000 (CAD)	4.625%, 08/15/2029(d)	69,264
	Air Canada Pass Through Trust
13,058	Series 2020-2-A 5.250%, 10/01/2030(d)	13,034
	Allwyn Entertainment Financing U.K. PLC
120,000 (EUR)	7.250%, 04/30/2030	133,174
	Asbury Automotive Group, Inc.
44,000	4.625%, 11/15/2029(d)	41,007
	Beacon Roofing Supply, Inc.
100,000	6.500%, 08/01/2030(d)	101,551
	Clarios Global LP/Clarios U.S. Finance Co.
100,000	6.250%, 05/15/2026(d)	100,213
	Deuce Finco PLC
100,000 (GBP)	5.500%, 06/15/2027(d)	122,671
	Ferrellgas LP/Ferrellgas Finance Corp.
140,000	5.375%, 04/01/2026(d)	138,637
	Flutter Treasury DAC
200,000	6.375%, 04/29/2029(d)	203,176
	International Game Technology PLC
200,000	4.125%, 04/15/2026(d)	197,209
	JB Poindexter & Co., Inc.
30,000	8.750%, 12/15/2031(d)	31,613
	Lightning eMotors, Inc.
86,229	7.500%, 03/01/2037	79,650

Principal Amount^		Value

Consumer, Cyclical (continued)
$ 172,458	Series 2022-1-A 5.500%, 03/01/2037	$158,920
	Macy’s Retail Holdings LLC
577,000	5.875%, 03/15/2030(d)	554,281
	Motel One GmbH/Muenchen
100,000 (EUR)	7.750%, 04/02/2031(d)	111,668
	Murphy Oil USA, Inc.
125,000	3.750%, 02/15/2031(d)	110,292
	Nordstrom, Inc.
485,000	4.375%, 04/01/2030	440,910
	Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.
100,000	8.000%, 08/01/2030(d)	103,304
	Penn Entertainment, Inc.
100,000	4.125%, 07/01/2029(d)	89,772
	Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
100,000	6.625%, 03/01/2030(d)	95,779
	Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.
125,000	6.625%, 05/01/2032(d)	126,791
	Superior Plus LP/Superior General Partner, Inc.
100,000	4.500%, 03/15/2029(d)	91,013
	Thunderbird Entertainment Group, Inc.
86,490	7.500%, 03/01/2037	79,891
172,980	Series 2022-1-A 5.500%, 03/01/2037	159,401
	United Airlines, Inc.
100,000	4.375%, 04/15/2026(d)	98,403
	Velocity Vehicle Group LLC
100,000	8.000%, 06/01/2029(d)	104,106
	Versuni Group BV
100,000 (EUR)	3.125%, 06/15/2028	98,330
	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
100,000	6.250%, 03/15/2033(d)	98,563

		3,962,468

Consumer, Non-cyclical: 3.0%
	ADT Security Corp.
100,000	4.875%, 07/15/2032(d)	91,959
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
100,000	3.250%, 03/15/2026(d)	97,647
	Altria Group, Inc.
10,000	4.450%, 05/06/2050	7,797
	Ashtead Capital, Inc.
420,000	5.500%, 08/11/2032(d)	415,553
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
510,000	8.250%, 01/15/2030(d)	526,506
	Bausch Health Cos., Inc.
725,000	4.875%, 06/01/2028(d)	580,808
	BCP V Modular Services Finance II PLC
100,000 (EUR)	4.750%, 11/30/2028(d)	101,893
	Block, Inc.
100,000	6.500%, 05/15/2032(d)	101,090
	Boost Newco Borrower LLC
200,000	7.500%, 01/15/2031(d)	209,831
	Carriage Services, Inc.
100,000	4.250%, 05/15/2029(d)	91,193

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	47

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024 (Continued)

Principal Amount^		Value

CORPORATE BONDS (CONTINUED)

Consumer, Non-cyclical (continued)
	CPI CG, Inc.
$ 30,000	10.000%, 07/15/2029(d)	$32,223
	CVS Health Corp.
50,000	7.000%, 03/10/2055(a)(c) 5 yr. CMT + 2.886%	50,293
	Endo Luxembourg Finance SARL
100,000	6.125%, 04/01/2029(d)	0
	GXO Logistics, Inc.
100,000	6.250%, 05/06/2029	102,460
	IQVIA, Inc.
200,000	5.000%, 10/15/2026(d)	197,479
	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
50,000	3.750%, 12/01/2031	44,502
100,000	4.375%, 02/02/2052	75,428
	Medline Borrower LP
100,000	3.875%, 04/01/2029(d)	92,691
	Medline Borrower LP/Medline Co.-Issuer, Inc.
100,000	6.250%, 04/01/2029(d)	101,179
	Molina Healthcare, Inc.
150,000	6.250%, 01/15/2033(d)	148,388
	Perrigo Finance Unlimited Co.
100,000 (EUR)	5.375%, 09/30/2032	107,402
	Prime Security Services Borrower LLC/Prime Finance, Inc.
100,000	5.750%, 04/15/2026(d)	100,034
	Sammontana Italia SpA
100,000 (EUR)	6.973%, 08/15/2031(d)(e) 3 mo. EURIBOR + 3.750%	104,255
	Smithfield Foods, Inc.
150,000	2.625%, 09/13/2031(d)	123,842
	Sotheby’s/Bidfair Holdings, Inc.
200,000	5.875%, 06/01/2029(d)	178,356
	TriNet Group, Inc.
100,000	7.125%, 08/15/2031(d)	101,941
	Valvoline, Inc.
66,000	3.625%, 06/15/2031(d)	56,598
	Verisure Holding AB
100,000 (EUR)	5.500%, 05/15/2030(d)	107,945
	Williams Scotsman, Inc.
150,000	6.125%, 06/15/2025(d)	149,941
	WW International, Inc.
91,000	4.500%, 04/15/2029(d)	18,665

		4,117,899

Energy: 2.4%
	BP Capital Markets PLC
250,000	4.875%, 03/22/2030(a)(b) 5 yr. CMT + 4.398%	239,576
50,000	6.125%, 03/18/2035(a)(b) 5 yr. CMT + 1.674%	49,267
	Buckeye Partners LP
150,000	3.950%, 12/01/2026	144,940
	Cheniere Energy Partners LP
100,000	5.750%, 08/15/2034(d)	100,734
	CTL AZ Battery Property
100,000	6.730%, 02/20/2046	98,611

Principal Amount^		Value

Energy (continued)
	CVR Energy, Inc.
$ 100,000	8.500%, 01/15/2029(d)	$96,015
	Energy Transfer LP
510,000	7.375%, 02/01/2031(d)	533,831
	Global Partners LP/GLP Finance Corp.
100,000	7.000%, 08/01/2027	100,882
25,000	6.875%, 01/15/2029	24,833
	Hess Midstream Operations LP
100,000	5.625%, 02/15/2026(d)	99,741
	HF Sinclair Corp.
100,000	6.375%, 04/15/2027	101,496
	ITT Holdings LLC
125,000	6.500%, 08/01/2029(d)	114,554
	Kinetik Holdings LP
100,000	5.875%, 06/15/2030(d)	98,505
	Midwest Connector Capital Co. LLC
99,000	4.625%, 04/01/2029(d)	97,168
	NuStar Logistics LP
100,000	6.375%, 10/01/2030	100,344
	Occidental Petroleum Corp.
100,000	7.875%, 09/15/2031	110,912
	Parkland Corp.
100,000	4.625%, 05/01/2030(d)	91,870
	Sunoco LP
460,000	7.000%, 05/01/2029(d)	472,607
50,000	7.250%, 05/01/2032(d)	51,688
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.
150,000	5.500%, 03/01/2030	150,568
	TransMontaigne Partners LP/TLP Finance Corp.
100,000	6.125%, 02/15/2026	99,870
	Venture Global Calcasieu Pass LLC
100,000	3.875%, 08/15/2029(d)	91,947
	Venture Global LNG, Inc.
50,000	9.500%, 02/01/2029(d)	55,295
50,000	9.000%, 09/30/2029(a)(b)(d) 5 yr. CMT + 5.440%	52,357
50,000	9.875%, 02/01/2032(d)	54,895
	Viper Energy, Inc.
150,000	5.375%, 11/01/2027(d)	148,609

		3,381,115

Financial: 18.2%
	Aegon Ltd.
300,000	5.500%, 04/11/2048(a) 6 mo. USD LIBOR + 3.540%	295,519
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
100,000	7.000%, 01/15/2031(d)	100,500
	American Coastal Insurance Corp.
255,000	7.250%, 12/15/2027	243,844
	Americo Life, Inc.
350,000	3.450%, 04/15/2031(d)	295,034
	AmFam Holdings, Inc.
160,000	2.805%, 03/11/2031(d)	124,894
	AP Grange Holdings
400,000	6.500%, 03/20/2045	405,000
	Arbor Realty SR, Inc.
685,000	Series QIB 8.500%, 10/15/2027(d)	674,893

The accompanying notes are an integral part of these financial statements.

48	Litman Gregory Funds Trust

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024 (Continued)

Principal Amount^		Value

CORPORATE BONDS (CONTINUED)

Financial (continued)
	AXIS Specialty Finance LLC
$ 400,000	4.900%, 01/15/2040(a) 5 yr. CMT + 3.186%	$376,320
	Bank of America Corp.
950,000	Series RR 4.375%, 01/27/2027(a)(b) 5 yr. CMT + 2.760%	917,075
	BlackRock TCP Capital Corp.
395,000	6.950%, 05/30/2029(c)	411,368
	Blue Owl Technology Finance Corp. II
495,000	6.750%, 04/04/2029(d)	498,373
	Brazilian Merchant Voucher Receivables Ltd.
114,376	4.180%, 04/07/2028(a)(k)	111,744
	Bread Financial Holdings, Inc.
745,000	9.750%, 03/15/2029(d)	801,382
	Brightsphere Investment Group, Inc.
235,000	4.800%, 07/27/2026(c)	231,804
	Ceamer Finance II LLC
216,147	6.920%, 11/15/2037	215,974
	Ceamer Finance III LLC
100,000	6.790%, 11/15/2039	100,000
	Charles Schwab Corp.
100,000	Series H 4.000%, 12/01/2030(a)(b) 10 yr. CMT + 3.079%	86,455
	CION Investment Corp.
230,000	4.500%, 02/11/2026	223,485
	Citigroup, Inc.
100,000	Series W 4.000%, 12/10/2025(a)(b) 5 yr. CMT + 3.597%	97,559
150,000	Series X 3.875%, 02/18/2026(a)(b) 5 yr. CMT + 3.417%	146,013
	CNO Financial Group, Inc.
50,000	6.450%, 06/15/2034	51,729
	Comerica Bank
645,000	4.000%, 07/27/2025	640,084
	Corebridge Financial, Inc.
660,000	6.875%, 12/15/2052(a) 5 yr. CMT + 3.846%	677,473
	Cushman & Wakefield U.S. Borrower LLC
71,000	6.750%, 05/15/2028(d)	71,131
	Doctors Co. An Interinsurance Exchange
350,000	4.500%, 01/18/2032(d)	295,084
	Dyal Capital Partners III
132,000	Series B 6.550%, 06/15/2044	130,766
	Dyal Capital Partners LP
168,000	6.550%, 06/15/2044	166,430
	Encore Capital Group, Inc.
200,000	8.500%, 05/15/2030(d)	210,587
	Enstar Finance LLC
230,000	5.750%, 09/01/2040(a) 5 yr. CMT + 5.468%	227,615
950,000	5.500%, 01/15/2042(a) 5 yr. CMT + 4.006%	911,968

Principal Amount^		Value

Financial (continued)
	Equitable Holdings, Inc.
$ 146,000	Series B 4.950%, 09/15/2025(a)(b) 5 yr. CMT + 4.736%	$145,521
	F&G Annuities & Life, Inc.
400,000	7.400%, 01/13/2028	416,698
	Fairfax India Holdings Corp.
320,000	5.000%, 02/26/2028(d)	301,362
	Farmers Insurance Exchange
60,000	7.000%, 10/15/2064(a)(d) 10 yr. CMT + 3.864%	62,008
	Fidelis Insurance Holdings Ltd.
630,000	6.625%, 04/01/2041(a)(d) 5 yr. CMT + 6.323%	624,472
	Fifth Third Bancorp
400,000	6.361%, 10/27/2028(a) 1 day USD SOFR Index + 2.192%	413,755
	Focus Financial Partners LLC
100,000	6.750%, 09/15/2031(d)	99,713
	FS KKR Capital Corp.
100,000	3.250%, 07/15/2027	94,879
	Galaxy Bidco Ltd.
150,000 (GBP)	8.125%, 12/19/2029(d)	189,165
	Global Atlantic Fin Co.
516,000	7.950%, 06/15/2033(d)	572,351
50,000	4.700%, 10/15/2051(a)(d) 5 yr. CMT + 3.796%	48,321
24,000	6.750%, 03/15/2054(d)	24,427
210,000	7.950%, 10/15/2054(a)(d) 5 yr. CMT + 3.608%	220,097
	Globe Life, Inc.
10,000	2.150%, 08/15/2030	8,461
20,000	5.850%, 09/15/2034	20,131
	GLP Capital LP/GLP Financing II, Inc.
50,000	5.300%, 01/15/2029	49,831
140,000	4.000%, 01/15/2031	128,260
	Goldman Sachs Group, Inc.
100,000	Series U 3.650%, 08/10/2026(a)(b)(c) 5 yr. CMT + 2.915%	95,790
150,000	Series X 7.500%, 05/10/2029(a)(b) 5 yr. CMT + 2.809%	157,151
	HA Sustainable Infrastructure Capital, Inc.
575,000	6.375%, 07/01/2034(d)	559,868
	HAT Holdings I LLC/HAT Holdings II LLC
450,000	3.375%, 06/15/2026(d)	436,354
	Host Hotels & Resorts LP
150,000	Series I 3.500%, 09/15/2030	135,940
	Hunt Cos., Inc.
100,000	5.250%, 04/15/2029(d)	94,888
	Iron Mountain, Inc.
150,000	5.625%, 07/15/2032(d)	143,401
	Jane Street Group/JSG Finance, Inc.
270,000	7.125%, 04/30/2031(d)	277,694
	Jefferies Finance LLC/JFIN Co.-Issuer Corp.
200,000	5.000%, 08/15/2028(d)	187,796

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	49

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024 (Continued)

Principal Amount^		Value

CORPORATE BONDS (CONTINUED)

Financial (continued)
	Kennedy-Wilson, Inc.
$ 100,000	4.750%, 03/01/2029	$90,933
100,000	4.750%, 02/01/2030	88,563
56,000	5.000%, 03/01/2031	49,220
	KKR Core Holding Co. LLC
89,370	4.000%, 08/12/2031	80,810
	Kuvare U.S. Holdings, Inc.
84,000	Series A 7.000%, 02/17/2051(a)(d) 5 yr. CMT + 6.541%	84,105
	Liberty Mutual Group, Inc.
220,000	4.300%, 02/01/2061(d)	136,094
	LPL Holdings, Inc.
150,000	4.000%, 03/15/2029(d)	142,343
	Lvnv Funding LLC
100,000	7.800%, 11/05/2028	103,717
	Main Street Capital Corp.
245,000	6.950%, 03/01/2029	254,810
	Markel Group, Inc.
170,000	6.000%, 06/01/2025(a)(b) 5 yr. CMT + 5.662%	169,894
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
1,000,000	5.875%, 05/23/2042(a)(d) 5 yr. CMT + 3.982%	1,018,943
	Nationstar Mortgage Holdings, Inc.
70,000	5.000%, 02/01/2026(d)	69,574
	Obra Longevity Fund LP
250,000	Class A 8.478%, 06/30/2039	259,413
	OFS Capital Corp.
620,000	4.750%, 02/10/2026	603,524
	OneAmerica Financial Partners, Inc.
49,000	4.250%, 10/15/2050(d)	36,089
	OneMain Finance Corp.
100,000	9.000%, 01/15/2029	106,220
	Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.
535,000	6.375%, 02/01/2027(d)	530,418
	PartnerRe Finance B LLC
290,000	4.500%, 10/01/2050(a) 5 yr. CMT + 3.815%	269,270
	PennyMac Financial Services, Inc.
20,000	7.875%, 12/15/2029(d)	20,973
100,000	7.125%, 11/15/2030(d)	101,367
	RenaissanceRe Holdings Ltd.
425,000	5.750%, 06/05/2033	427,316
	Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.
150,000	3.875%, 03/01/2031(d)	130,788
	Ryan Specialty LLC
50,000	5.875%, 08/01/2032(d)	49,523
	Safehold GL Holdings LLC
100,000	6.100%, 04/01/2034	101,928
	Scentre Group Trust 2
410,000	5.125%, 09/24/2080(a)(d) 5 yr. CMT + 4.685%	400,500

Principal Amount^		Value

Financial (continued)
	Sculptor Alternative Solutions LLC
$ 500,000	6.000%, 05/15/2037(d)	$440,600
	Sherwood Financing PLC
130,000 (EUR)	8.362%, 12/15/2029(e) 3 mo. EURIBOR + 5.500%	130,879
	SiriusPoint Ltd.
200,000	7.000%, 04/05/2029	205,774
	SLM Corp.
150,000	4.200%, 10/29/2025	148,773
	Starwood Property Trust, Inc.
560,000	4.375%, 01/15/2027(d)	541,878
50,000	6.500%, 07/01/2030(d)	50,096
	Stewart Information Services Corp.
625,000	3.600%, 11/15/2031	542,608
	Strategic Credit Opportunities Partners LLC
345,000	Series A 4.250%, 04/01/2026	336,609
	Toronto-Dominion Bank
50,000	8.125%, 10/31/2082(a) 5 yr. CMT + 4.075%	52,552
	Trinity Capital, Inc.
320,000	4.375%, 08/24/2026	305,802
	U.S. Bancorp
925,000	Series N 3.700%, 01/15/2027(a)(b) 5 yr. CMT + 2.541%	877,129
	United Wholesale Mortgage LLC
150,000	5.500%, 04/15/2029(d)	144,632
	Universal Insurance Holdings, Inc.
345,000	5.625%, 11/30/2026	336,195
	VFH Parent LLC/Valor Co.-Issuer, Inc.
100,000	7.500%, 06/15/2031(d)	102,965
	Wells Fargo & Co.
100,000	7.625%, 09/15/2028(a)(b)(c) 5 yr. CMT + 3.606%	106,362
100,000	6.850%, 09/15/2029(a)(b) 5 yr. CMT + 2.767%	103,465
100,000	Series BB 3.900%, 03/15/2026(a)(b) 5 yr. CMT + 3.453%	97,183
	Wilton RE Ltd.
173,000	6.000%, 10/22/2030(a)(b)(d) 5 yr. CMT + 5.266%	173,129

		25,271,403

Industrial: 2.9%
	Arcosa, Inc.
100,000	4.375%, 04/15/2029(d)	93,340
	Artera Services LLC
50,000	8.500%, 02/15/2031(d)	48,246
	Ball Corp.
100,000	6.875%, 03/15/2028	102,364
	Boeing Co.
100,000	6.528%, 05/01/2034	104,845
	Brundage-Bone Concrete Pumping Holdings, Inc.
150,000	6.000%, 02/01/2026(d)	150,028
	CML Fontainebleau Vegas
250,000	10.211%, 01/31/2026(e) 1 mo. USD Term SOFR + 5.650%	250,000
	Crown Americas LLC/Crown Americas Capital Corp. VI
100,000	4.750%, 02/01/2026	98,867

The accompanying notes are an integral part of these financial statements.

50	Litman Gregory Funds Trust

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024 (Continued)

Principal Amount^		Value

CORPORATE BONDS (CONTINUED)

Industrial (continued)
	EnerSys
$ 100,000	6.625%, 01/15/2032(d)	$100,632
	Enpro, Inc.
100,000	5.750%, 10/15/2026	99,852
	Enviri Corp.
175,000	5.750%, 07/31/2027(d)	167,435
	Flowserve Corp.
60,000	3.500%, 10/01/2030	54,812
	GrafTech Finance, Inc.
105,000	4.625%, 12/23/2029(d)	85,966
	GrafTech Global Enterprises, Inc.
30,000	9.875%, 12/23/2029(d)	28,051
	Graphic Packaging International LLC
100,000	6.375%, 07/15/2032(d)	100,430
	Great Lakes Dredge & Dock Corp.
200,000	5.250%, 06/01/2029(d)	187,097
	Hillenbrand, Inc.
250,000	6.250%, 02/15/2029	250,136
	James Hardie International Finance DAC
250,000	5.000%, 01/15/2028(d)	244,174
	Masterbrand, Inc.
310,000	7.000%, 07/15/2032(d)	312,524
	Mauser Packaging Solutions Holding Co.
100,000	7.875%, 04/15/2027(d)	102,146
	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
100,000	6.750%, 04/01/2032(d)	100,551
	Sealed Air Corp.
535,000	6.500%, 07/15/2032(d)	536,468
	Sealed Air Corp./Sealed Air Corp. U.S.
100,000	6.125%, 02/01/2028(d)	100,413
	Standard Building Solutions, Inc.
150,000	6.500%, 08/15/2032(d)	150,369
	Summit Materials LLC/Summit Materials Finance Corp.
100,000	7.250%, 01/15/2031(d)	106,203
	TD SYNNEX Corp.
100,000	6.100%, 04/12/2034	102,583
	TopBuild Corp.
50,000	3.625%, 03/15/2029(d)	45,836
	TransDigm, Inc.
100,000	6.875%, 12/15/2030(d)	101,559
	Wrangler Holdco Corp.
100,000	6.625%, 04/01/2032(d)	101,901
	XPO, Inc.
85,000	6.250%, 06/01/2028(d)	85,679

		4,012,507

Technology: 1.4%
	ACI Worldwide, Inc.
100,000	5.750%, 08/15/2026(d)	99,893
	Amentum Holdings, Inc.
50,000	7.250%, 08/01/2032(d)	50,436
	ams-OSRAM AG
770,000	12.250%, 03/30/2029(d)	749,648
	Capstone Borrower, Inc.
100,000	8.000%, 06/15/2030(d)	103,638

Principal Amount^		Value

Technology (continued)
	Central Parent, Inc./CDK Global, Inc.
$ 100,000	7.250%, 06/15/2029(d)	$98,942
	Cloud Software Group, Inc.
100,000	6.500%, 03/31/2029(d)	98,279
	Dye & Durham Ltd.
40,000	8.625%, 04/15/2029(d)	42,151
	Fair Isaac Corp.
100,000	5.250%, 05/15/2026(d)	99,814
	Foundry JV Holdco LLC
200,000	6.150%, 01/25/2032(d)	202,003
	Playtika Holding Corp.
100,000	4.250%, 03/15/2029(d)	91,029
	TeamSystem SpA
100,000 (EUR)	6.679%, 07/31/2031(d)(e) 3 mo. EURIBOR + 3.500%	104,270
	Twilio, Inc.
100,000	3.875%, 03/15/2031	89,777
	VC3, Inc.
174,355	3.500%, 10/15/2041	160,180

		1,990,060

Utilities: 1.5%
	Alexander Funding Trust II
605,000	7.467%, 07/31/2028(d)	639,355
	AmeriGas Partners LP/AmeriGas Finance Corp.
25,000	5.500%, 05/20/2025	24,874
50,000	5.875%, 08/20/2026	48,238
	Edison International
300,000	7.875%, 06/15/2054(a) 5 yr. CMT + 3.658%	310,606
445,000	Series A 5.375%, 03/15/2026(a)(b) 5 yr. CMT + 4.698%	439,917
	NextEra Energy Capital Holdings, Inc.
230,000	6.750%, 06/15/2054(a) 5 yr. CMT + 2.457%	236,206
	Vistra Operations Co. LLC
385,000	6.950%, 10/15/2033(d)	415,194

		2,114,390

TOTAL CORPORATE BONDS (Cost $50,081,440)		49,757,518

GOVERNMENT SECURITIES & AGENCY ISSUE: 5.1%
	CoBank ACB
250,000	7.125%, 01/01/2030(a)(b) 5 yr. CMT + 2.818%	254,984
	U.S. Treasury Notes
900,000	1.750%, 03/15/2025(l)	895,555
700,000	2.875%, 06/15/2025(l)	695,850
800,000	3.500%, 09/15/2025(l)	795,796
800,000	4.000%, 12/15/2025	798,711
900,000	4.625%, 03/15/2026(l)	904,008
900,000	4.125%, 06/15/2026(l)	898,559
900,000	4.625%, 09/15/2026	905,449
900,000	4.375%, 12/15/2026	902,109

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $7,053,192)		7,051,021

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	51

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024 (Continued)

Principal Amount^		Value

MORTGAGE-BACKED SECURITIES: 9.8%
	ACRE Commercial Mortgage Ltd.
$ 250,000	Series 2021-FL4-D 7.090%, 12/18/2037(d)(e) 1 mo. USD Term SOFR + 2.714%	$239,733
	ACRES Commercial Realty Ltd.
250,000	Series 2021-FL1-AS 6.096%, 06/15/2036(d)(e) 1 mo. USD Term SOFR + 1.714%	248,734
	Alternative Loan Trust
98,303	Series 2007-OA4-A1 4.793%, 05/25/2047(e) 1 mo. USD Term SOFR + 0.454%	86,264
102,365	Series 2007-OA7-A1A 4.813%, 05/25/2047(e) 1 mo. USD Term SOFR + 0.474%	95,913
	BAHA Trust
870,000	Series 2024-MAR-C 7.766%, 12/10/2041(a)(d)	895,416
	BCAP LLC Trust
272,393	Series 2006-AA2-A1 4.793%, 01/25/2037(e) 1 mo. USD Term SOFR + 0.454%	246,549
	BPR Trust
230,000	Series 2022-OANA-C 7.094%, 04/15/2037(d)(e) 1 mo. USD Term SOFR + 2.697%	231,429
	BRAVO Residential Funding Trust
92,612	Series 2022-R1-A 3.125%, 01/29/2070(d)(f)	91,992
	BSPRT Issuer LLC
100,000	Series 2024-FL11-C 7.041%, 07/15/2039(d)(e) 1 mo. USD Term SOFR + 2.644%	100,337
	BX Commercial Mortgage Trust
150,000	Series 2021-VOLT-E 6.512%, 09/15/2036(d)(e) 1 mo. USD Term SOFR + 2.114%	149,759
100,000	Series 2024-AIRC-C 6.987%, 08/15/2039(d)(e) 1 mo. USD Term SOFR + 2.590%	100,741
	BX Trust
100,000	Series 2023-DELC-B 7.736%, 05/15/2038(d)(e) 1 mo. USD Term SOFR + 3.339%	101,040
150,000	Series 2024-VLT4-D 6.837%, 07/15/2029(d)(e) 1 mo. USD Term SOFR + 2.440%	150,562
	BXHPP Trust
200,000	Series 2021-FILM-C 5.612%, 08/15/2036(d)(e) 1 mo. USD Term SOFR + 1.214%	187,982
	BXMT Ltd.
250,000	Series 2020-FL2-D 6.446%, 02/15/2038(d)(e) 1 mo. USD Term SOFR + 2.064%	220,358
100,000	Series 2020-FL3-D 7.296%, 11/15/2037(d)(e) 1 mo. USD Term SOFR + 2.914%	87,376

Principal Amount^		Value
	Capmark Military Housing Trust
$ 89,764	Series 2007-AET2-A 6.063%, 10/10/2052(d)	$81,358
	CD Mortgage Trust
788,881	Series 2017-CD4-XA 1.218%, 05/10/2050(a)(m)	17,010
	Citigroup Mortgage Loan Trust, Inc.
81,194	Series 2022-A-A1 6.170%, 09/25/2062(d)(f)	81,249
	CSMC Trust
95,627	Series 2021-RPL4-A1 4.100%, 12/27/2060(a)(d)	95,395
	Federal Home Loan Mortgage Corp.
95,629	5.000%, 03/01/2053	92,570
	Federal Home Loan Mortgage Corp. Military Housing Bonds Resecuritization Trust Certificates
1,370,638	Series 2015-R1-XA2 0.700%, 10/25/2052(a)(d)(m)	93,168
	Federal National Mortgage Association
175,110	5.000%, 05/01/2053	169,358
2,357,425	5.500%, 05/01/2053	2,333,056
47,438	5.000%, 06/01/2053	45,876
137,883	5.000%, 08/01/2053	133,420
	FIGRE Trust
150,000	Series 2024-HE6-C 5.974%, 12/25/2054(a)(d)	148,992
	Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2,658,136	Series 2015-R1-XA1 0.700%, 11/25/2055(a)(d)(m)	159,789
4,110,567	Series 2015-R1-XA3 0.700%, 11/25/2052(a)(d)(m)	201,483
	FS Rialto Issuer LLC
100,000	Series 2022-FL5-C 8.288%, 06/19/2037(d)(e) 1 mo. USD Term SOFR + 3.922%	100,011
	GCAT Trust
81,830	Series 2022-NQM5-A3 5.710%, 08/25/2067(d)(f)	81,506
126,573	Series 2023-NQM2-A3 6.598%, 11/25/2067(d)(f)	126,915
81,272	Series 2024-NQM2-A3 6.541%, 06/25/2059(d)(f)	81,881
	GS Mortgage Securities Corp. Trust
250,000	Series 2020-DUNE-E 7.170%, 12/15/2036(d)(e) 1 mo. USD Term SOFR + 2.764%	239,355
250,000	Series 2020-UPTN-E 3.246%, 02/10/2037(a)(d)	249,360
	HarborView Mortgage Loan Trust
167,695	Series 2006-12-2A2A 4.861%, 01/19/2038(e) 1 mo. USD Term SOFR + 0.494%	147,392
	HOMES Trust
146,061	Series 2024-AFC2-A3 5.982%, 10/25/2059(a)(d)	145,847
	JP Morgan Chase Commercial Mortgage Securities Trust
1,412,846	Series 2016-JP2-XA 1.786%, 08/15/2049(a)(m)	23,494

The accompanying notes are an integral part of these financial statements.

52	Litman Gregory Funds Trust

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024 (Continued)

Principal Amount^		Value

MORTGAGE-BACKED SECURITIES (CONTINUED)
	JPMDB Commercial Mortgage Securities Trust
$ 178,326	Series 2017-C5-XA 0.867%, 03/15/2050(a)(m)	$2,180
	KREF Ltd.
100,000	Series 2021-FL2-AS 5.796%, 02/15/2039(d)(e) 1 mo. USD Term SOFR + 1.414%	98,240
	LCCM Trust
150,000	Series 2021-FL3-C 7.112%, 11/15/2038(d)(e) 1 mo. USD Term SOFR + 2.714%	147,782
	LoanCore Issuer Ltd.
200,000	Series 2022-CRE7-D 7.698%, 01/17/2037(d)(e) 30 day USD SOFR Average + 3.100%	198,245
	LoanCore Issuer Ltd.
250,000	Series 2021-CRE5-C 6.862%, 07/15/2036(d)(e) 1 mo. USD Term SOFR + 2.464%	249,778
100,000	Series 2021-CRE5-D 7.512%, 07/15/2036(d)(e) 1 mo. USD Term SOFR + 3.114%	99,545
100,000	Series 2021-CRE6-D 7.362%, 11/15/2038(d)(e) 1 mo. USD Term SOFR + 2.964%	98,358
	LSTAR Securities Investment Ltd.
194,857	Series 2024-1-A 7.635%, 01/01/2029(d)(e) 30 day USD SOFR Average + 3.100%	198,906
	Mill City Securities Ltd.
150,000	Series 2024-RS1-A2 4.000%, 11/01/2069(d)(f)	135,450
100,000	Series 2024-RS2-A1 3.000%, 08/01/2069(d)(f)	92,409
	NYMT Loan Trust
362,783	Series 2022-SP1-A1 5.250%, 07/25/2062(d)(f)	360,630
	OBX Trust
76,743	Series 2022-NQM8-A3 6.100%, 09/25/2062(d)(f)	76,693
78,676	Series 2022-NQM9-A3 6.450%, 09/25/2062(d)(f)	78,921
100,000	Series 2024-NQM3-M1 6.845%, 12/25/2063(a)(d)	100,854
150,000	Series 2024-NQM4-M1 6.622%, 01/25/2064(a)(d)	150,918
100,000	Series 2024-NQM5-M1 6.513%, 01/25/2064(d)	100,682
150,000	Series 2024-NQM6-M1 6.924%, 02/25/2064(a)(d)	152,583
128,249	Series 2024-NQM7-A3 6.598%, 03/25/2064(d)(f)	129,695
	PFP Ltd.
99,553	Series 2024-11-B 6.973%, 09/17/2039(d)(e) 1 mo. USD Term SOFR + 2.490%	99,772

Principal Amount^		Value
	PRPM LLC
$ 95,297	Series 2024-4-A1 6.414%, 08/25/2029(d)(f)	$95,590
500,000	Series 2024-RPL2-A2 3.500%, 05/25/2054(d)(f)	461,331
	Residential Accredit Loans, Inc. Trust
371,361	Series 2006-QO6-A1 4.813%, 06/25/2046(e) 1 mo. USD Term SOFR + 0.474%	81,796
	STWD Ltd.
100,000	Series 2022-FL3-D 7.348%, 11/15/2038(d)(e) 30 day USD SOFR Average + 2.750%	94,568
	Towd Point Revolving Trust
347,570	1.000%, 11/01/2069(a)	349,308
	Uniform Mortgage-Backed Security, TBA
646,501	5.000%(n)	623,829
610,000	5.500%(n)	601,854
646,499	5.000%(n)	623,474
	Wells Fargo Commercial Mortgage Trust
873,197	Series 2016-BNK1-XA 1.706%, 08/15/2049(a)(m)	17,454

TOTAL MORTGAGE-BACKED SECURITIES (Cost $13,739,179)		13,603,515

MUNICIPAL BONDS: 0.0%

Indiana: 0.0%
	Knox County Industry Economic Development Revenue
5,000	Series B 5.900%, 04/01/2034	4,839

TOTAL MUNICIPAL BONDS (Cost $4,754)		4,839

SHORT-TERM INVESTMENTS: 12.9%

Shares

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED: 0.7%
911,105	State Street Navigator Securities Lending Government Money Market Portfolio, 4.460%(o)(p)	911,105

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $911,105)		911,105

MONEY MARKET FUNDS: 2.4%
3,337,179	State Street Institutional Treasury Money Market Fund - Premier Class,5.24%(o)	3,337,179

TOTAL MONEY MARKET FUNDS (Cost $3,337,179)		3,337,179

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	53

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024 (Continued)

Principal Amount^		Value

REPURCHASE AGREEMENTS: 9.7%
$13,419,947	Fixed Income Clearing Corp. 1.360%, 12/31/2024, due 01/02/2025 [collateral: par value $13,476,000, U.S. Treasury Notes, 4.625%, due 10/15/2026, value $13,691,829] (proceeds $13,420,961)	$13,419,947

TOTAL REPURCHASED AGREEMENTS (Cost $13,419,947)		13,419,947

TREASURY BILLS: 0.1%
	U.S. Treasury Bills
100,000	4.260%, 04/10/2025(g)(q)(l)	98,870

TOTAL TREASURY BILLS (Cost $98,817)		98,870

TOTAL SHORT-TERM INVESTMENTS (Cost $17,767,048)		17,767,101

TOTAL PURCHASED OPTIONS (Cost $101,216): 0.0%		56,632

TOTAL INVESTMENTS (Cost: $143,451,961): 101.8%		141,303,650

Liabilities in Excess of Other Assets: (1.8)%		(2,493,333)

NET ASSETS: 100.0%		$138,810,317

Percentages are stated as a percent of net assets.

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Over Night Index Average
*	Non-Income Producing Security.
^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at December 31, 2024.
(b)	Perpetual Call.
(c)	Security, or portion thereof, is out on loan.
(d)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

(e)	Floating Interest Rate at December 31, 2024.
(f)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2024.
(g)	The rate shown represents yield-to-maturity.
(h)

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

(i)	Pay-in-kind security.
(j)	Security is not accruing interest.
(k)	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Trustees.
(l)	Securities with an aggregate fair value of $3,990,213 have been pledged as collateral for options, credit default swaps, interest rate swaps, and futures positions.
(m)	Interest Only security. Security with a notional or nominal principal amount.
(n)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(o)	The rate disclosed is the 7 day net yield as of December 31, 2024.
(p)	Represents security purchased with cash collateral received for securities on loan.
(q)	Issued with a zero coupon. Income is recognized through the accretion of discount.

CURRENCY ABBREVIATIONS:

CAD	Canadian dollar
EUR	Euro
GBP	British pound

UNFUNDED LOAN COMMITMENTS—At December 31, 2024, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)
Oil Changer Holding Corporation, 1.000%, 02/8/2027	$37,936	$37,652	$(284)
Orion Group Holdco LLC, 1.000%, 03/19/2027	12,174	12,081	(93)
Orion Group Holdco LLC, 0.500%, 03/19/2027	6,522	5,870	(652)
Avalara, Inc., 10.579%, 10/19/2028	13,636	12,048	(1,588)
Power Services Holding Co., 8.972%, 11/22/2028	50,208	50,083	(125)
Finastra USA, Inc., 11.645%, 09/13/2029	3,780	3,763	(17)
Capstone Acquisition Holdings, Inc., 8.957%, 11/13/2029	12,076	—	(12,076)
MB2 Dental Solutions LLC, 1.000%, 02/13/2031	26,604	26,604	—
MB2 Dental Solutions LLC, 1.000%, 02/13/2031	6,217	6,217	—
MB2 Dental Solutions LLC, 0.500%, 02/13/2031	8,000	7,000	(1,000)
Chrysaor Bidco SARL, 7.857%, 05/14/2031	6,886	6,953	67
TOTAL		$168,271	$(15,768)

The accompanying notes are an integral part of these financial statements.

54	Litman Gregory Funds Trust

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN PURCHASED OPTIONS at December 31, 2024

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CURRENCY OPTIONS
EUR Put USD Call	Bank of America N.A.	$1.01	11/24/2025	641,000	$641,000	$10,153	$9,133	$1,020
EUR Put USD Call	Bank of America N.A.	1.01	11/24/2025	641,000	641,000	10,153	9,457	696
EUR Put USD Call	Bank of America N.A.	1.01	11/26/2025	449,000	449,000	7,106	5,626	1,480
EUR Put USD Call	Bank of America N.A.	1.01	11/26/2025	192,000	192,000	3,039	2,465	574
EUR Put USD Call	Bank of America N.A.	1.01	11/26/2025	232,000	232,000	3,672	2,954	718
EUR Put USD Call	BNP Paribas S.A.	1.01	11/26/2025	38,000	38,000	601	500	101

Total						34,724	30,135	4,589

EXCHANGE TRADED FUNDS
Put
SPDR S&P Regional Banking ETF	Morgan Stanley & Co.	43.00	1/17/2025	59	356,065	2,360	18,686	(16,326)
INDEX OPTIONS
Put
Goldman Sachs Middle Income Consumer Index	Goldman Sachs & Co.	110.00	1/17/2025	6,167	6,167	283	27,879	(27,596)

Description	Counterparty	Pay/ Receive Floating rate	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
INTEREST RATE SWAPTIONS
Call
GBP - 1 D Sterling Overnight Index Average (SONIA) strike @3.23%, terminating 10/28/25	Morgan Stanley & Co.	Pay	10/28/2025	1,200,000	$1,200,000	2,527	7,150	(4,623)
GBP - 1 D Sterling Overnight Index Average (SONIA) strike @3.60%, terminating 10/31/25	Morgan Stanley & Co.	Pay	10/31/2025	1,100,000	1,100,000	3,975	6,717	(2,742)
Put
GBP - 1 D Sterling Overnight Index Average (SONIA) strike @4.48%, terminating 10/28/25	Morgan Stanley & Co.	Pay	10/28/2025	1,200,000	$1,200,000	8,239	5,452	2,787
GBP - 1 D Sterling Overnight Index Average (SONIA) strike @4.85%, terminating 10/31/25	Morgan Stanley & Co.	Pay	10/31/2025	1,100,000	1,100,000	4,524	5,197	(673)

Total						19,265	24,516	(5,251)

Total Purchased Options						$56,632	$101,216	$(44,584)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	55

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at December 31, 2024

At December 31, 2024, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at December 31, 2024	Fund Delivering	U.S. $ Value at December 31, 2024	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	2/27/2025	USD	$18,990	EUR	$18,674	$316	$—
Barclays Bank Plc	1/17/2025	USD	71,174	CAD	70,155	1,019	—
	1/17/2025	USD	1,632,333	EUR	1,610,404	21,929	—
	1/17/2025	USD	190,864	GBP	187,777	3,087	—
	2/27/2025	USD	8,439	EUR	8,300	139	—
	2/27/2025	USD	4,213	EUR	4,150	63	—
Citibank N.A.	1/17/2025	USD	133,101	GBP	131,444	1,657	—

			$2,059,114		$2,030,904	$28,210	$—

SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS at December 31, 2024 (a)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Long
U.S. Treasury 2-Year Note Futures	28	$5,756,303	$5,757,063	3/31/2025	$760
U.S. Treasury 5-Year Note Futures	15	1,602,341	1,594,570	3/31/2025	(7,771)
U.S. Treasury 10-Year Note Futures	10	1,098,304	1,087,500	3/20/2025	(10,804)

Total Long					$(17,815)

Total Futures Contracts					$(17,815)

(a)	Goldman Sachs & Co. is the counterparty for Open Futures Contracts held by the Fund at December 31, 2024.

SCHEDULE OF INVESTMENTS IN SWAPS at December 31, 2024

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS
		Rates Exchanged
Notional Amount	Maturity Date	Payment Received	Payment Made	Periodic Payment Frequency	Fair Value	Upfront Payment Made (Received)	Unrealized Appreciation/ (Depreciation)
$ 30,000	3/14/2054	1 Day SOFR + 0.000%	3.553%	Annually	$2,024	$300	$1,724

The accompanying notes are an integral part of these financial statements.

56	Litman Gregory Funds Trust

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SWAPS at December 31, 2024 (Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3)
Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at December 31, 2024	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Received	Unrealized Appreciation / (Depreciation)
Buy Protection
CDX North America Investment Grade Index Series 43 V1 1.000%, 12/20/2029	12/20/2029	(1.000%)	0.496%		$(1,387,290)	Quarterly	$(30,989)	$(30,842)	$(147)
iTraxx Europe Crossover Series 42 V1 1.000%, 12/20/2029	12/20/2029	(1.000%)	0.552%	EUR	(450,000)	Quarterly	(9,240)	(9,733)	493

Total Buy Protection							$(40,229)	$(40,575)	$346

Total							$(40,229)	$(40,575)	$346

(1)

For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)

For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

(3)

For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX North America Investment Grade Index Series 43 and iTraxx Europe Crossover Series 42.

(4)	Notional amounts are denominated in foreign currency where indicated and the lines below until currency changes.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Description	Maturity Date	Counterparty	Fixed Deal (Pay) Rate	Implied Credit Spread at December 31, 2024	Notional Amount	Periodic Payment Frequency	Fair Value	Upfront Premiums Received	Unrealized Appreciation / (Depreciation)
Buy Protection
CDX North America High Yield Index Series 43 V1 5.000%, 12/20/2029	12/20/2029	Morgan Stanley & Co.	(5.000%)	1.612%	$(130,000)	Quarterly	$(18,713)	$(19,635)	$922
CDX North America High Yield Index Series 43 V2 5.000%, 12/20/2029	12/20/2029	Morgan Stanley & Co.	(5.000%)	3.620%	(130,000)	Quarterly	(6,529)	(8,289)	1,760

Total Buy Protection							$(25,242)	$(27,924)	$2,682

Total							$(25,242)	$(27,924)	$2,682

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	57

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN WRITTEN OPTIONS at December 31, 2024

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)

INDEX OPTIONS
Put
S&P 500 Index	UBS Securities LLC	$5,830.00	1/3/2025	(3)	$(1,764,489)	$(3,030)	$(9,327)	$6,297
S&P 500 Index	UBS Securities LLC	5,840.00	1/3/2025	(1)	(588,163)	(1,265)	(3,089)	1,824
S&P 500 Index	UBS Securities LLC	5,865.00	1/3/2025	(3)	(1,764,489)	(6,075)	(8,307)	2,232
S&P 500 Index	UBS Securities LLC	5,880.00	1/3/2025	(1)	(588,163)	(2,540)	(2,659)	119
S&P 500 Index	UBS Securities LLC	5,900.00	1/3/2025	(2)	(1,176,326)	(6,900)	(4,158)	(2,742)
S&P 500 Index	UBS Securities LLC	5,880.00	1/10/2025	(1)	(588,163)	(4,763)	(2,659)	(2,104)
S&P 500 Index	UBS Securities LLC	5,890.00	1/10/2025	(1)	(588,163)	(5,110)	(2,739)	(2,371)
S&P 500 Index	UBS Securities LLC	5,920.00	1/10/2025	(6)	(3,528,978)	(40,080)	(16,723)	(23,357)
S&P 500 Index	UBS Securities LLC	5,925.00	1/10/2025	(2)	(1,176,326)	(15,006)	(5,678)	(9,328)
S&P 500 Index	UBS Securities LLC	5,805.00	1/17/2025	(1)	(588,163)	(3,564)	(3,939)	375
S&P 500 Index	UBS Securities LLC	5,885.00	1/17/2025	(1)	(588,163)	(6,230)	(3,199)	(3,031)
S&P 500 Index	UBS Securities LLC	5,900.00	1/17/2025	(3)	(1,764,489)	(21,390)	(9,627)	(11,763)
S&P 500 Index	UBS Securities LLC	5,915.00	1/17/2025	(2)	(1,176,326)	(12,770)	(5,838)	(6,932)
S&P 500 Index	UBS Securities LLC	5,920.00	1/17/2025	(3)	(1,764,489)	(23,322)	(9,097)	(14,225)
S&P 500 Index	UBS Securities LLC	5,800.00	1/24/2025	(3)	(1,764,489)	(14,553)	(12,237)	(2,316)
S&P 500 Index	UBS Securities LLC	5,850.00	1/24/2025	(5)	(2,940,815)	(32,850)	(16,795)	(16,055)
S&P 500 Index	UBS Securities LLC	5,870.00	1/24/2025	(3)	(1,764,489)	(22,941)	(8,847)	(14,094)
S&P 500 Index	UBS Securities LLC	5,800.00	1/31/2025	(2)	(1,176,326)	(11,696)	(8,638)	(3,058)

Total						(234,085)	(133,556)	(100,529)

The accompanying notes are an integral part of these financial statements.

58	Litman Gregory Funds Trust

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN WRITTEN OPTIONS at December 31, 2024 (Continued)

Description	Counterparty	Pay/ Receive Floating rate	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)

INTEREST RATE SWAPTIONS
Call
GBP - 1 D Sterling Overnight Index Average (SONIA) strike @2.73%, terminating 10/28/25	Morgan Stanley & Co.	Receive	10/28/2025	(1,200,000)	$(1,200,000)	$(1,235)	$(3,894)	$2,659
GBP - 1 D Sterling Overnight Index Average (SONIA) strike @3.095%, terminating 10/31/25	Morgan Stanley & Co.	Receive	10/31/2025	(1,100,000)	(1,100,000)	(1,902)	(3,677)	1,775
Put
GBP - 1 D Sterling Overnight Index Average (SONIA) strike @4.23%, terminating 10/28/25	Morgan Stanley & Co.	Receive	10/28/2025	(1,200,000)	(1,200,000)	(11,486)	(7,165)	(4,321)
GBP - 1 D Sterling Overnight Index Average (SONIA) strike @4.60%, terminating 10/31/25	Morgan Stanley & Co.	Receive	10/31/2025	(1,100,000)	(1,100,000)	(6,453)	(6,788)	335

Total						(21,076)	(21,524)	448

Total Written Options						$(255,161)	$(155,080)	$(100,081)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	59

iMGP Dolan McEniry Corporate Bond Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024

Principal Amount^		Value

CORPORATE BONDS: 94.5%

Basic Materials: 3.9%
	Olin Corp.
$7,208,000	5.625%, 08/01/2029	$7,013,635
	Steel Dynamics, Inc.
6,743,000	5.000%, 12/15/2026	6,731,737

		13,745,372

Communications: 8.2%
	AT&T, Inc.
8,731,000	2.550%, 12/01/2033	7,040,390
	Expedia Group, Inc.
7,223,000	4.625%, 08/01/2027	7,196,031
	Motorola Solutions, Inc.
6,809,000	5.600%, 06/01/2032	6,952,940
	Sirius XM Radio LLC
7,767,000	5.500%, 07/01/2029(a)	7,455,885

		28,645,246

Consumer, Cyclical: 19.4%
	Bath & Body Works, Inc.
7,364,000	6.625%, 10/01/2030(a)	7,450,070
	Bloomin’ Brands, Inc./OSI Restaurant Partners LLC
8,046,000	5.125%, 04/15/2029(a)	7,282,666
	Dick’s Sporting Goods, Inc.
8,113,000	3.150%, 01/15/2032(b)	7,115,468
	Dollar Tree, Inc.
8,470,000	2.650%, 12/01/2031(b)	7,158,467
	Genuine Parts Co.
6,789,000	6.500%, 11/01/2028	7,129,822
7,215,000	4.950%, 08/15/2029	7,186,652
	LKQ Corp.
6,761,000	6.250%, 06/15/2033	6,978,777
	Tempur Sealy International, Inc.
6,591,000	4.000%, 04/15/2029(a)	6,079,072
	Warnermedia Holdings, Inc.
7,783,000	4.279%, 03/15/2032	6,862,728
	Yum! Brands, Inc.
4,544,000	5.375%, 04/01/2032	4,405,564

		67,649,286

Consumer, Non-cyclical: 26.7%(c)
	Altria Group, Inc.
6,533,000	6.875%, 11/01/2033(b)	7,095,032
	BAT Capital Corp.
6,640,000	6.421%, 08/02/2033	7,021,927
	Block Financial LLC
7,843,000	2.500%, 07/15/2028	7,139,150
	Conagra Brands, Inc.
7,192,000	4.850%, 11/01/2028	7,153,515
	DaVita, Inc.
8,153,000	4.625%, 06/01/2030(a)	7,502,269
	Global Payments, Inc.
7,199,000	2.650%, 02/15/2025	7,176,866
	HCA, Inc.
7,091,000	5.375%, 09/01/2026	7,117,132
	IQVIA, Inc.
6,807,000	6.250%, 02/01/2029	7,043,659
	Molson Coors Beverage Co.
7,435,000	3.000%, 07/15/2026	7,246,761
	Philip Morris International, Inc.
7,024,000	5.375%, 02/15/2033	7,042,568

Principal Amount^		Value

Consumer, Non-cyclical (continued)
	Quanta Services, Inc.
$7,968,000	2.900%, 10/01/2030	$7,120,611
	Tenet Healthcare Corp.
7,638,000	6.125%, 10/01/2028	7,630,667
	Zimmer Biomet Holdings, Inc.
7,200,000	3.550%, 04/01/2025	7,179,986

		93,470,143

Financial: 6.1%
	American Tower Corp.
7,356,000	3.375%, 10/15/2026	7,190,398
	Crown Castle, Inc.
6,986,000	5.800%, 03/01/2034	7,125,005
	Willis North America, Inc.
7,153,000	5.350%, 05/15/2033	7,113,244

		21,428,647

Industrial: 20.2%
	Allegion U.S. Holding Co., Inc.
6,934,000	5.411%, 07/01/2032	7,001,927
	Berry Global, Inc.
7,115,000	4.875%, 07/15/2026(a)	7,092,032
	Carlisle Cos., Inc.
7,392,000	3.750%, 12/01/2027	7,198,591
	Eagle Materials, Inc.
8,271,000	2.500%, 07/01/2031	7,042,308
	Flex Ltd.
7,333,000	4.875%, 05/12/2030	7,155,200
	Sealed Air Corp.
5,942,000	6.500%, 07/15/2032(a)	5,958,305
	Teledyne Technologies, Inc.
8,143,000	2.750%, 04/01/2031	7,086,012
	TransDigm, Inc.
7,482,000	6.875%, 12/15/2030(a)	7,598,605
	Trimble, Inc.
6,881,000	6.100%, 03/15/2033	7,149,353
	Westinghouse Air Brake Technologies Corp.
7,282,000	4.700%, 09/15/2028	7,216,576

		70,498,909

Technology: 10.0%
	Broadcom, Inc.
2,808,000	3.459%, 09/15/2026	2,756,895
3,617,000	4.150%, 11/15/2030	3,461,220
	CA, Inc.
231,000	4.700%, 03/15/2027	226,581
	CDW LLC/CDW Finance Corp.
8,024,000	3.569%, 12/01/2031	7,147,582
	Microchip Technology, Inc.
7,211,000	4.250%, 09/01/2025	7,183,362
	Oracle Corp.
7,893,000	2.950%, 04/01/2030	7,132,456
	Qorvo, Inc.
7,618,000	4.375%, 10/15/2029	7,150,958

		35,059,054

TOTAL CORPORATE BONDS (Cost $332,739,162)		330,496,657

The accompanying notes are an integral part of these financial statements.

60	Litman Gregory Funds Trust

iMGP Dolan McEniry Corporate Bond Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024 (Continued)

SHORT-TERM INVESTMENTS: 1.9%

Shares		Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED: 1.2%
3,989,860	State Street Navigator Securities Lending Government Money Market Portfolio, 4.460%(d)(e)	$3,989,860

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $3,989,860)		3,989,860

Principal Amount^

TREASURY BILLS: 0.7%
	U.S. Treasury Bills
$2,445,000	4.192%, 01/16/2025(f)(g)	2,440,980

TOTAL TREASURY BILLS (Cost $2,440,444)		2,440,980

TOTAL SHORT-TERM INVESTMENTS (Cost $6,430,304)		6,430,840

TOTAL INVESTMENTS (Cost: $339,169,466): 96.4%		336,927,497

Other Assets in Excess of Liabilities: 3.6%		12,689,070

NET ASSETS: 100.0%		$349,616,567

Percentages are stated as a percent of net assets.

^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

(b)	Security, or portion thereof, is out on loan.
(c)	For additional information on portfolio concentration, see Note 11.
(d)	Represents security purchased with cash collateral received for securities on loan.
(e)	The rate disclosed is the 7 day net yield as of December 31, 2024.
(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(g)	The rate shown represents yield-to-maturity.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	61

iMGP APA Enhanced Income Municipal Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024

Principal Amount^		Value

MUNICIPAL BONDS: 65.1%

Alabama: 3.5%
	Auburn University
$50,000	Series A 4.000%, 06/01/2035	$50,039
	Black Belt Energy Gas District
200,000	4.000%, 06/01/2025	200,233
	Lower Alabama Gas District
250,000	Series A 5.000%, 09/01/2029	262,389

		512,661

California: 3.4%
	Bay Area Toll Authority
500,000	Series A 3.700%, 04/01/2055	500,000

Colorado: 1.4%
	Colorado Health Facilities Authority
200,000	Series A-2 5.000%, 08/01/2044	205,472

Florida: 10.0%
	Alachua County Health Facilities Authority
50,000	Series A 5.000%, 12/01/2044	50,016
	Florida Municipal Loan Council
200,000	(AGC), Series D 5.000%, 10/01/2049	213,776
	Miami-Dade County Educational Facilities Authority
200,000	Series B 5.250%, 04/01/2043(a)	221,732
	North Broward Hospital District
125,000	Series B 5.000%, 01/01/2048	126,749
	Orange County Health Facilities Authority
215,000	Series A 5.000%, 10/01/2039	218,419
	Palm Beach County Health Facilities Authority
200,000	5.000%, 11/15/2032	204,210
	St. Johns County School Board
100,000	(AGM), Series A 5.500%, 07/01/2049	110,084
	UCF Stadium Corp.
200,000	Series A 5.000%, 03/01/2041	213,783
	Volusia County Educational Facility Authority
100,000	Series A 5.000%, 10/15/2049	102,854

		1,461,623

Georgia: 4.0%
	Dalton Whitfield County Joint Development Authority
100,000	4.000%, 08/15/2048	93,493
	Development Authority of Bulloch County
285,000	4.000%, 07/01/2039	281,500
	Main Street Natural Gas, Inc.
200,000	Series E 5.000%, 12/01/2032	213,076

		588,069

Principal Amount^		Value

Illinois: 3.6%
	Chicago Transit Authority Sales Tax Receipts Fund
$ 200,000	Series A 5.000%, 12/01/2045	$205,604
	Illinois Finance Authority
110,000	Series B 5.000%, 08/15/2036	112,564
	State of Illinois
200,000	4.000%, 06/01/2033	200,145

		518,313

Indiana: 2.9%
	Town of Upland
200,000	4.000%, 09/01/2037	197,456
	Westfield-Washington Multi-School Building Corp.
200,000	(BAM), Series A 5.250%, 07/15/2043	220,269

		417,725

Kansas: 1.4%
	Sedgwick County Unified School District No. 262 Valley Center
200,000	(AGM) 5.000%, 09/01/2042	211,233

Louisiana: 1.4%
	Louisiana Public Facilities Authority
200,000	Series A 5.000%, 04/01/2045	209,364

Massachusetts: 6.3%
	Massachusetts Development Finance Agency
50,000	Series F 4.000%, 07/01/2043	46,984
195,000	Series I 5.000%, 07/01/2025	196,163
500,000	Series U-6C 3.950%, 10/01/2042	500,000
	Massachusetts Housing Finance Agency
175,000	(GNMA/FNMA/FHLMC), Series 224 4.350%, 12/01/2042	171,902

		915,049

Michigan: 2.7%
	Michigan Finance Authority
200,000	5.000%, 11/15/2041	203,216
200,000	Series A 4.000%, 02/15/2044	191,065

		394,281

New Hampshire: 1.3%
	New Hampshire Health & Education Facilities Authority Act
190,000	5.000%, 10/01/2040	192,203

New Jersey: 1.4%
	Tobacco Settlement Financing Corp.
200,000	Series A 5.000%, 06/01/2046	203,219

New York: 1.4%
	Westchester County Local Development Corp.
200,000	5.000%, 07/01/2042	203,593

The accompanying notes are an integral part of these financial statements.

62	Litman Gregory Funds Trust

iMGP APA Enhanced Income Municipal Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024 (Continued)

Principal Amount^		Value

MUNICIPAL BONDS (CONTINUED)

Ohio: 1.9%
	Buckeye Tobacco Settlement Financing Authority
$ 135,000	Series A-2-Class 1 5.000%, 06/01/2035	$141,534
	Ohio Housing Finance Agency
140,000	(GNMA/FNMA/FHLMC), Series C 4.100%, 09/01/2039	138,386

		279,920

Pennsylvania: 5.0%
	Allegheny County Higher Education Building Authority
200,000	5.000%, 03/01/2042	215,228
	Centre County Hospital Authority
200,000	Series A 4.000%, 11/15/2034	200,328
	Pennsylvania Higher Educational Facilities Authority
305,000	(AGC), Series B 5.000%, 11/01/2051	321,333

		736,889

South Carolina: 2.8%
	South Carolina Jobs-Economic Development Authority
200,000	Series A 5.000%, 05/01/2043	203,827
	South Carolina Public Service Authority
195,000	Series A 5.000%, 12/01/2037	197,780

		401,607

Texas: 10.0%
	Brownsboro Independent School District
200,000	(AGM) 5.000%, 08/15/2041	211,765
	Dallas Fort Worth International Airport
75,000	Series 2024 4.000%, 11/01/2045	73,600
	Harris County Hospital District
325,000	4.000%, 02/15/2042	306,705
	Midland County Hospital District
415,000	(BAM), Series A 4.125%, 05/15/2049	405,159
	Northwest Williamson County Municipal Utility District No. 2
340,000	(AGC) 4.000%, 08/15/2044(a)	324,672
	Texas Department of Housing & Community Affairs
135,000	(GNMA), Series B 4.400%, 07/01/2038	137,023

		1,458,924

Principal Amount^		Value

Washington: 0.7%
	Pend Oreille County Public Utility District No. 1 Box Canyon
$ 100,000	5.000%, 01/01/2039	$102,315

TOTAL MUNICIPAL BONDS (Cost $9,500,248)		9,512,460

TOTAL INVESTMENTS (Cost: $9,500,248): 65.1%		9,512,460

Other Assets in Excess of Liabilities: 34.9%		5,093,869

NET ASSETS: 100.0%		$14,606,329

Percentages are stated as a percent of net assets.

^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	When issued security.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	63

iMGP DBi Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024

Principal Amount^		Value

SHORT-TERM INVESTMENTS: 78.9%

REPURCHASE AGREEMENTS: 0.0%
$368,009	Fixed Income Clearing Corp. 1.360%, 12/31/2024, due 01/02/2025 [collateral: par value $369,600, U.S. Treasury Note, 4.625%, due 10/15/2026, value $375,574] (proceeds $368,037)	$368,009

TOTAL REPURCHASE AGREEMENTS (Cost $368,009)		368,009

TREASURY BILLS: 78.9%
	U.S. Treasury Bills
1,003,000,000	4.151%, 04/15/2025(a)(b)(c)	990,874,800

TOTAL TREASURY BILLS (Cost $990,857,678)		990,874,800

TOTAL SHORT-TERM INVESTMENTS (Cost $991,225,687)		991,242,809

TOTAL INVESTMENTS (Cost: $991,225,687): 78.9%		991,242,809

Other Assets in Excess of Liabilities: 21.1%		265,733,822

NET ASSETS: 100.0%		$1,256,976,631

Percentages are stated as a percent of net assets.

^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	The rate shown represents yield-to-maturity.
(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(c)	All or a portion of this security is held by the iMGP DBi Cayman Managed Futures Subsidiary.

The accompanying notes are an integral part of these financial statements.

64	Litman Gregory Funds Trust

iMGP DBi Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS at December 31, 2024 (a)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts – Long
Gold 100 Oz Futures (b)	330	$86,762,558	$87,153,000	2/26/2025	$390,442
Japanese Yen Currency Futures	408	33,822,007	32,691,000	3/17/2025	(1,131,007)
S&P 500 E-Mini Index Futures	1,115	341,781,185	330,918,062	3/21/2025	(10,863,123)

Total Long					$(11,603,688)

Futures Contracts – Short
Euro FX Currency Futures	(8,165)	$(1,073,482,301)	$(1,060,276,281)	3/17/2025	$13,206,020
MSCI EAFE Index Futures	(58)	(6,589,155)	(6,575,750)	3/21/2025	13,405
MSCI Emerging Market Index	(1,422)	(76,946,009)	(76,347,180)	3/21/2025	598,829
U.S. Treasury 10-Year Note Futures	(3,544)	(388,009,080)	(385,410,000)	3/20/2025	2,599,080
U.S. Treasury 2-Year Note Futures	(93)	(19,122,927)	(19,121,672)	3/31/2025	1,255
U.S. Treasury Long Bond Futures	(1,947)	(221,321,050)	(221,653,781)	3/20/2025	(332,731)
WTI Crude Futures (b)	(75)	(5,162,053)	(5,343,750)	2/20/2025	(181,697)

Total Short					$15,904,161

Total Futures Contracts					$4,300,473

(a)	Goldman Sachs & Co. and Societe Generale are the counterparties for all Open Futures Contracts held by the Fund and the iMGP DBi Cayman Managed Futures Subsidiary at December 31, 2024.
(b)	Contract held by the iMGP DBi Cayman Managed Futures Subsidiary.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	65

iMGP Berkshire Dividend Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024

Shares		Value

COMMON STOCKS: 98.3%

Consumer Discretionary: 5.3%
930	Lowe’s Cos., Inc.	$229,524
837	McDonald’s Corp.	242,638

		472,162

Consumer Staples: 13.5%
1,705	General Mills, Inc.	108,728
397	Hershey Co.	67,232
2,945	Mondelez International, Inc. - Class A	175,905
1,978	Nestle SA - ADR	161,602
992	PepsiCo, Inc.	150,843
1,023	Procter & Gamble Co.	171,506
3,999	Walmart, Inc.	361,310

		1,197,126

Energy: 8.2%
2,542	Chevron Corp.	368,183
1,054	EOG Resources, Inc.	129,199
8,432	Kinder Morgan, Inc.	231,037

		728,419

Financials: 17.1%
6,963	Bank of America Corp.	306,024
2,420	Charles Schwab Corp.	179,104
775	Chubb Ltd.	214,132
1,831	JPMorgan Chase & Co.	438,909
868	M&T Bank Corp.	163,193
1,116	PNC Financial Services Group, Inc.	215,221

		1,516,583

Health Care: 12.8%
1,488	Abbott Laboratories	168,308
1,922	AbbVie, Inc.	341,539
3,286	Bristol-Myers Squibb Co.	185,856
1,085	Johnson & Johnson	156,913
1,922	Merck & Co., Inc.	191,201
3,317	Pfizer, Inc.	88,000

		1,131,817

Industrials: 17.1%
403	Deere & Co.	170,751
2,015	Emerson Electric Co.	249,719
1,206	Honeywell International, Inc.	272,423
589	Lockheed Martin Corp.	286,219
1,116	Norfolk Southern Corp.	261,925
1,333	Waste Management, Inc.	268,986

		1,510,023

Information Technology: 17.0%
1,643	Apple, Inc.	411,440
4,712	Cisco Systems, Inc.	278,950
875	Microsoft Corp.	368,813
1,798	QUALCOMM, Inc.	276,209
1,209	TE Connectivity PLC	172,851

		1,508,263

Materials: 3.1%
2,325	Nucor Corp.	271,351

Real Estate: 1.2%
1,984	WP Carey, Inc. - REIT	108,088

Shares		Value

Utilities: 3.0%
8,153	PPL Corp.	$264,646

TOTAL COMMON STOCKS (Cost $8,277,106)		8,708,478

Principal Amount

SHORT-TERM INVESTMENTS: 1.6%

REPURCHASE AGREEMENTS: 1.6%
$137,341	Fixed Income Clearing Corp. 1.360%, 12/31/2024, due 01/02/2025 [collateral: par value $138,000, U.S. Treasury Note, 4.625%, due 10/15/2026, value $140,297] (proceeds $137,351)	137,341

TOTAL SHORT-TERM INVESTMENTS (Cost $137,341)		137,341

TOTAL INVESTMENTS (Cost: $8,414,447): 99.9%		8,845,819

Other Assets in Excess of Liabilities: 0.1%		9,608

NET ASSETS: 100.0%		$8,855,427

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

66	Litman Gregory Funds Trust

Litman Gregory Funds Trust

STATEMENTS OF ASSETS AND LIABILITIES at December 31, 2024

	Global Select Fund	International Fund	Small Company Fund
ASSETS:
Investments in securities at cost	$87,226,272	$153,194,225	$43,983,216
Repurchase agreements at cost	1,307,924	4,238,002	—

Total investments at cost	$88,534,196	$157,432,227	$43,983,216

Investments in securities at value[1]	$99,230,706	$164,505,225	$51,752,784
Repurchase agreements at value	1,307,924	4,238,002	—

Total investments at value	$100,538,630	$168,743,227	$51,752,784

Cash	45,411	80,679	1,849,031
Cash, denominated in foreign currency (cost of $418,078, $230 and $0, respectively)	381,871	228	—
Receivables:
Foreign tax reclaims	98,862	1,111,220	—
Securities sold	14,942	512,699	85,580
Dividends and interest	144,881	99,575	19,128
Fund shares sold	7,173	87,816	111,119
Prepaid expenses	12,712	11,443	9,777

Total Assets	101,244,482	170,646,887	53,827,419

LIABILITIES:
Payables:
Advisory fees	49,980	140,296	14,294
Securities purchased	40,556	—	—
Payable for cash collateral from securities loaned (See Note 2)	1,053,220	847,130	—
Fund shares redeemed	109,351	250,283	76,542
Foreign taxes withheld	324	9,279	—
Professional fees	27,196	36,195	16,489
Line of credit	1,200,000	—	4,400,000
Line of credit interest	9,274	16,129	—
Chief Compliance Officer fees	12,245	12,245	12,245
Accrued other expenses	109,276	174,778	45,333

Total Liabilities	2,611,422	1,486,335	4,564,903

NET ASSETS	$98,633,060	$169,160,552	$49,262,516

Institutional Class:
Net Assets	$98,633,060	$169,160,552	$49,262,516
Number of shares issued and outstanding (unlimited number of shares authorized, $0.01 par value)	8,501,903	9,771,799	3,371,761
Net asset value, offering price and redemption price per share	$11.60	$17.31	$14.61

COMPONENTS OF NET ASSETS
Paid-in capital	$85,979,035	$187,974,611	$40,351,569
Accumulated distributable earnings (deficit)	12,654,025	(18,814,059)	8,910,947

Net assets	$98,633,060	$169,160,552	$49,262,516

[1]	Includes $2,815,353 and $2,859,689 of securities on loan in Global Select Fund and International Fund, respectively.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	67

Litman Gregory Funds Trust

STATEMENTS OF ASSETS AND LIABILITIES at December 31, 2024 – (Continued)

	Alternative Strategies Fund (Consolidated)	High Income Fund	Dolan McEniry Corporate Bond Fund	APA Enhanced Income Municipal Fund
ASSETS:
Investments in securities at cost	$447,466,798	$130,032,014	$339,169,466	$9,500,248
Repurchase agreements at cost	22,566,514	13,419,947	—	—

Total investments at cost	$470,033,312	$143,451,961	$339,169,466	$9,500,248

Investments in securities at value[1]	$379,945,125	$127,883,703	$336,927,497	$9,512,460
Repurchase agreements at value	22,566,514	13,419,947	—	—

Total investments at value	$402,511,639	$141,303,650	$336,927,497	$9,512,460

Cash	995,846	486,911	16,581,730	6,755,910
Cash, denominated in foreign currency (cost of $46,478, $0, $0 and $0, respectively)	46,824	33	—	—
Deposits at brokers for securities sold short	12,506,528	—	—	—
Deposits at brokers for futures	8,998,317	—	—	—
Deposits at brokers for written options	1,534,115	—	—	—
Deposits at brokers for swaps	1,240,001	29,512	—	—
Receivables:
Fund shares sold	255,790	1,826,000	1,064,699	123,000
Securities sold	319,428	791,661	—	—
Dividends and interest	2,695,927	1,239,799	4,236,888	90,451
Foreign tax reclaims	243,810	—	—	—
Advisory reimbursement	—	10,514	—	19,336
Other Receivables	101,143	—	—	—
Variation margin - Centrally Cleared Swaps	13,596	—	—	—
Variation margin - Futures	357,290	—	—	—
Unrealized gain on forward foreign currency exchange contracts	135,839	28,210	—	—
Unrealized gain on swaps	—	2,682	—	—
Prepaid expenses	20,261	14,248	25,647	2,070

Total Assets	431,976,354	145,733,220	358,836,461	16,503,227

LIABILITIES:
Written options (premium received, $4,921, $155,080, $0 and $0, respectively)	2,555	255,161	—	—
Securities sold short (proceeds, $13,157,373, $0, $0 and $0, respectively)	11,987,623	—	—	—
Payables:
Advisory fees	420,818	—	15,272	—
Securities purchased	6,367	5,144,330	4,318,687	1,778,327
Payable for cash collateral from securities loaned (See Note 2)	3,582,468	911,105	3,989,860	—
Fund shares redeemed	4,694,633	312,646	503,634	96,671
Foreign taxes withheld	3,357	—	—	—
Professional fees	140,787	52,388	27,003	18,000
Distributions payable	—	—	221,836	—
Dividend and interest for swap resets	331,838	433	—	—
Variation margin - Centrally Cleared Swaps	—	235	—	—
Variation margin - Futures	—	4,022	—	—
Short dividend	12,328	—	—	—
Chief Compliance Officer fees	12,245	12,245	12,245	—
Net swap premiums received	—	27,924	—	—
Unrealized loss on unfunded loan commitment	457,712	15,768	—	—
Unrealized loss on forward foreign currency exchange contracts	461	—	—	—
Distribution fees payable for investor class (see Note 4)	4,952	—	—	—
Accrued other expenses	571,683	186,646	131,357	3,900

Total Liabilities	22,229,827	6,922,903	9,219,894	1,896,898

Commitments and Contingencies (See Note 7)
NET ASSETS	$409,746,527	$138,810,317	$349,616,567	$14,606,329

The accompanying notes are an integral part of these financial statements.

68	Litman Gregory Funds Trust

Litman Gregory Funds Trust

STATEMENTS OF ASSETS AND LIABILITIES at December 31, 2024 – (Continued)

	Alternative Strategies Fund (Consolidated)	High Income Fund	Dolan McEniry Corporate Bond Fund	APA Enhanced Income Municipal Fund
Institutional Class:
Net Assets	$386,957,805	$138,810,317	$349,616,567	$14,606,329
Number of shares issued and outstanding (unlimited number of shares authorized, $0.01 par value)	36,062,567	14,028,086	35,653,405	1,459,492
Net asset value, offering price and redemption price per share	$10.73	$9.90	$9.81	$10.01

Investor Class:
Net Assets	$22,788,722	$—	$—	$—
Number of shares issued and outstanding (unlimited number of shares authorized, $0.01 par value)	2,115,245	—	—	—
Net asset value, offering price and redemption price per share	$10.77	$—	$—	$—

COMPONENTS OF NET ASSETS
Paid-in capital	$536,319,059	$142,928,478	$354,843,539	$14,591,100
Accumulated distributable earnings (deficit)	(126,572,532)	(4,118,161)	(5,226,972)	15,229

Net assets	$409,746,527	$138,810,317	$349,616,567	$14,606,329

[1]	Includes $4,340,967, $892,089, and $4,720,067 of securities on loan in Alternative Strategies Fund, High Income Fund, and Dolan McEniry Corporate Bond Fund, respectively.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	69

Litman Gregory Funds Trust

STATEMENTS OF ASSETS AND LIABILITIES at December 31, 2024 – (Continued)

	DBi Managed Futures Strategy ETF (Consolidated)	Berkshire Dividend Growth ETF
ASSETS:
Investments in securities at cost	$990,857,678	$8,277,106
Repurchase agreements at cost	368,009	137,341

Total investments at cost	$991,225,687	$8,414,447

Investments in securities at value	$990,874,800	$8,708,478
Repurchase agreements at value	368,009	137,341

Total investments at value	$991,242,809	$8,845,819

Cash	58,069,141	—
Deposits at brokers for futures	207,851,710	—
Receivables:
Dividends and interest	14	11,619
Variation margin - Futures	5,211,399	—

Total Assets	1,262,375,073	8,857,438

LIABILITIES:
Payables:
Advisory fees	822,787	2,011
Fund shares redeemed	4,575,655	—

Total Liabilities	5,398,442	2,011

NET ASSETS	$1,256,976,631	$8,855,427

Net Assets	$1,256,976,631	$8,855,427
Number of shares issued and outstanding (unlimited number of shares authorized, $0.01 par value)	48,075,000	775,000
Net asset value, offering price and redemption price per share	$26.15	$11.43

COMPONENTS OF NET ASSETS
Paid-in capital	$1,396,392,440	$8,436,684
Accumulated distributable earnings (deficit)	(139,415,809)	418,743

Net assets	$1,256,976,631	$8,855,427

The accompanying notes are an integral part of these financial statements.

70	Litman Gregory Funds Trust

Litman Gregory Funds Trust

STATEMENTS OF OPERATIONS For the Year Ended December 31, 2024

	Global Select Fund	International Fund	Small Company Fund
INVESTMENT INCOME:
Income
Dividends (net of foreign taxes withheld of $81,064, $548,624 and $0, respectively)	$1,630,077	$4,018,515	$653,983
Interest	49,355	108,742	—
Securities lending income (see Note 2)	12,511	1,617	52

Total income	1,691,943	4,128,874	654,035

Expenses
Advisory fees	1,024,811	1,879,841	442,124
Transfer agent fees	85,806	137,847	44,382
Fund accounting fees	8,715	50,261	—
Administration fees	31,487	34,841	21,182
Professional fees	55,340	88,119	30,352
Trustee fees	66,977	84,503	55,927
Custody fees	29,611	70,673	19,436
Reports to shareholders	23,314	28,308	25,985
Registration expense	37,090	42,695	27,684
Miscellaneous	22,065	36,208	9,322
Dividend & interest expense	430	43,071	8,809
Chief Compliance Officer fees	12,245	12,245	12,245

Total expenses	1,397,891	2,508,612	697,448
Less: fees waived (see Note 3)	(328,384)	(93,966)	(102,009)

Net expenses	1,069,507	2,414,646	595,439

Net investment income	622,436	1,714,228	58,596

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	8,776,750	11,818,700	9,196,624
Foreign currency transactions	1,861	(2,827)	—

Net realized gain (loss)	8,778,611	11,815,873	9,196,624

Net change in unrealized appreciation/depreciation on:
Investments	(5,569,886)	(11,825,870)	(2,228,277)
Foreign currency transactions	(26,803)	(80,925)	—

Net change in unrealized appreciation/depreciation	(5,596,689)	(11,906,795)	(2,228,277)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	3,181,922	(90,922)	6,968,347

Net increase in net assets resulting from operations	$3,804,358	$1,623,306	$7,026,943

The accompanying notes are an integral part of these financial statements.

Statements of Operations	71

Litman Gregory Funds Trust

STATEMENTS OF OPERATIONS For the Period Ended December 31, 2024 – (Continued)

	Alternative Strategies Fund (Consolidated)	High Income Fund	Dolan McEniry Corporate Bond Fund	APA Enhanced Income Municipal Fund*
INVESTMENT INCOME:
Income
Dividends (net of foreign taxes withheld of $36,024, $12,446, $0 and $0, respectively)	$1,321,054	$231,330	$—	$—
Interest (net of interest taxes withheld of $348, $0, $0 and $0, respectively)	30,218,520	7,851,684	13,161,364	5,581
Securities lending income (See Note 2)	50,255	4,418	4,989	—

Total income	31,589,829	8,087,432	13,166,353	5,581

Expenses
Advisory fees	7,037,498	1,006,611	1,243,278	1,956
Transfer agent fees	521,309	110,940	269,883	1,500
Fund accounting fees	165,074	50,798	22,337	700
Administration fees	75,748	34,752	27,507	1,000
Professional fees	269,389	99,494	97,437	18,000
Trustee fees	147,814	67,558	94,441	—
Custody fees	321,988	89,461	20,453	700
Reports to shareholders	1,243	34,111	27,478	—
Registration expense	94,634	32,783	72,592	—
Miscellaneous	96,979	7,106	42,283	—
Dividend & interest expense	661,518	1,463	11,610	—
Chief Compliance Officer fees	12,245	12,245	12,245	—
Distribution fees for investor class (see Note 4)	63,195	—	—	—

Total expenses	9,468,634	1,547,322	1,941,544	23,856
Less: fees waived (see Note 3)	(674,926)	(427,056)	(148,644)	(21,292)

Net expenses	8,793,708	1,120,266	1,792,900	2,564

Net investment income	22,796,121	6,967,166	11,373,453	3,017

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments (net of capital gains tax of $774, $0, $0 and $0, respectively), excluding purchased options	2,725,830	138,044	236,110	—
Purchased options	(145,619)	(4,580)	—	—
Short sales	(86,622)	—	—	—
Written options	256,540	1,147,046	—	—
Forward foreign currency exchange contracts	(40,268)	85,617	—	—
Foreign currency transactions	(16,290)	(2,548)	—	—
Futures	6,525,916	(79,430)	—	—
Swap contracts	(1,678,868)	(59,465)	—	—

Net realized gain (loss)	7,540,619	1,224,684	236,110	—

Net change in unrealized appreciation/depreciation on:
Investments, excluding purchased options	3,995,898	1,750,808	(1,565,428)	12,212
Purchased options	(29,107)	(32,126)	—	—
Unfunded loan commitment	(276,458)	(13,508)	—	—
Short sales	1,125,074	—	—	—
Written options	1,657	(119,254)	—	—
Forward foreign currency exchange contracts	590,925	48,118	—	—
Foreign currency transactions	(23,914)	1,697	—	—
Futures	2,301,768	(94,290)	—	—
Swap contracts	620,521	37,512	—	—

Net change in unrealized appreciation/depreciation	8,306,364	1,578,957	(1,565,428)	12,212

Net realized and unrealized gain (loss) on investments, purchased options, unfunded loan commitment, short sales, written options, forward foreign currency exchange contracts, foreign currency transactions, futures and swap contracts	15,846,983	2,803,641	(1,329,318)	12,212

Net increase in net assets resulting from operations	$38,643,104	$9,770,807	$10,044,135	$15,229

*	Commenced operations on December 16, 2024.

The accompanying notes are an integral part of these financial statements.

72	Litman Gregory Funds Trust

Litman Gregory Funds Trust

STATEMENTS OF OPERATIONS For the Year Ended December 31, 2024 – (Continued)

	DBi Managed Futures Strategy ETF (Consolidated)	Berkshire Dividend Growth ETF
INVESTMENT INCOME:
Income
Dividends	$—	$143,849
Interest	45,954,793	1,917
Securities lending income (See Note 2)	330	—

Total income	45,955,123	145,766

Expenses
Advisory fees	8,162,239	33,754

Total expenses	8,162,239	33,754

Net expenses	8,162,239	33,754

Net investment income	37,792,884	112,012

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	127,234	3,096
Futures	(18,553,745)	—

Net realized gain (loss)	(18,426,511)	3,096

Net change in unrealized appreciation/depreciation on:
Investments	(91,511)	386,937
Futures	15,688,869	—

Net change in unrealized appreciation/depreciation	15,597,358	386,937

Net realized and unrealized gain (loss) on investments and futures	(2,829,153)	390,033

Net increase in net assets resulting from operations	$34,963,731	$502,045

The accompanying notes are an integral part of these financial statements.

Statements of Operations	73

Litman Gregory Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS

	Global Select Fund		International Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$622,436	$490,245	$1,714,228	$2,542,910
Net realized gain on investments and foreign currency transactions	8,778,611	5,301,049	11,815,873	5,706,111
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	(5,596,689)	13,329,813	(11,906,795)	26,676,388

Net increase in net assets resulting from operations	3,804,358	19,121,107	1,623,306	34,925,409

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(6,982,448)	(4,679,680)	(1,811,056)	(2,248,768)
Return of capital	—	—	(290,953)	—

Total distributions	(6,982,448)	(4,679,680)	(2,102,009)	(2,248,768)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold
Institutional Class	385,603	1,268,965	12,488,372	9,880,315
Reinvested distributions
Institutional Class	6,729,679	4,414,287	1,282,996	1,228,610
Payment for shares redeemed
Institutional Class	(22,907,500)	(22,244,006)	(67,041,092)	(26,446,664)

Net decrease in net assets from capital share transactions	(15,792,218)	(16,560,754)	(53,269,724)	(15,337,739)

Total increase (decrease) in net assets	(18,970,308)	(2,119,327)	(53,748,427)	17,338,902
NET ASSETS:
Beginning of year	117,603,368	119,722,695	222,908,979	205,570,077

End of year	$98,633,060	$117,603,368	$169,160,552	$222,908,979

CAPITAL TRANSACTIONS IN SHARES
Institutional Class:
Sold	31,704	109,173	698,930	584,502
Reinvested distributions	565,519	369,396	72,119	69,887
Redeemed	(1,861,825)	(1,911,395)	(3,649,109)	(1,563,037)

Net decrease from capital share transactions	(1,264,602)	(1,432,826)	(2,878,060)	(908,648)

The accompanying notes are an integral part of these financial statements.

74	Litman Gregory Funds Trust

Litman Gregory Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS – (Continued)

	Small Company Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$58,596	$290,210
Net realized gain on investments	9,196,624	5,774,333
Net change in unrealized appreciation/depreciation on investments	(2,228,277)	5,191,283

Net increase in net assets resulting from operations	7,026,943	11,255,826

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(7,758,636)	(3,942,803)

Total distributions	(7,758,636)	(3,942,803)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold
Institutional Class	5,327,186	2,727,797
Reinvested distributions
Institutional Class	7,624,573	3,910,261
Payment for shares redeemed
Institutional Class	(14,752,276)	(10,828,326)

Net decrease in net assets from capital share transactions	(1,800,517)	(4,190,268)

Total increase (decrease) in net assets	(2,532,210)	3,122,755
NET ASSETS:
Beginning of year	51,794,726	48,671,971

End of year	$49,262,516	$51,794,726

CAPITAL TRANSACTIONS IN SHARES
Institutional Class:
Sold	345,063	198,736
Reinvested distributions	499,317	262,963
Redeemed	(950,277)	(766,431)

Net decrease from capital share transactions	(105,897)	(304,732)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	75

Litman Gregory Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS – (Continued)

	Alternative Strategies Fund (Consolidated)		High Income Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$22,796,121	$34,492,063	$6,967,166	$5,103,023
Net realized gain (loss) on investments, short sales, purchased options, written options, forward foreign currency exchange contracts, foreign currency transactions, futures and swap contracts	7,540,619	(22,534,974)	1,224,684	(1,302,547)
Net change in unrealized appreciation/depreciation on investments, short sales, unfunded loan commitment, purchased options, written options, forward foreign currency exchange contracts, foreign currency transactions, futures and swap contracts	8,306,364	33,829,439	1,578,957	6,415,633

Net increase in net assets resulting from operations	38,643,104	45,786,528	9,770,807	10,216,109

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(19,117,737)	(31,762,590)	(7,012,938)	(5,462,695)
Investor Class	(884,810)	(1,125,077)	—	—

Total distributions	(20,002,547)	(32,887,667)	(7,012,938)	(5,462,695)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold
Institutional Class	65,092,256	157,688,119	51,443,260	19,979,837
Investor Class	1,894,137	2,989,369	—	—
Reinvested distributions
Institutional Class	18,999,597	30,543,364	7,011,977	5,462,092
Investor Class	868,370	1,108,057	—	—
Payment for shares redeemed
Institutional Class	(371,617,187)	(517,128,693)	(14,101,916)	(38,257,173)
Investor Class	(7,838,644)	(23,012,450)	—	—

Net increase (decrease) in net assets from capital share transactions	(292,601,471)	(347,812,234)	44,353,321	(12,815,244)

Total increase (decrease) in net assets	(273,960,914)	(334,913,373)	47,111,190	(8,061,830)
NET ASSETS:
Beginning of year	683,707,441	1,018,620,814	91,699,127	99,760,957

End of year	$409,746,527	$683,707,441	$138,810,317	$91,699,127

CAPITAL TRANSACTIONS IN SHARES
Institutional Class:
Sold	6,112,518	15,324,429	5,240,230	2,115,702
Reinvested distributions	1,776,263	2,981,466	714,483	579,185
Redeemed	(34,750,182)	(50,346,221)	(1,433,658)	(4,070,329)

Net increase (decrease) from capital share transactions	(26,861,401)	(32,040,326)	4,521,055	(1,375,442)

Investor Class:
Sold	176,806	288,797	—	—
Reinvested distributions	80,805	107,779	—	—
Redeemed	(732,005)	(2,224,937)	—	—

Net increase (decrease) from capital share transactions	(474,394)	(1,828,361)	—	—

The accompanying notes are an integral part of these financial statements.

76	Litman Gregory Funds Trust

Litman Gregory Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS – (Continued)

	Dolan McEniry Corporate Bond Fund		APA Enhanced Income Municipal Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Period Ended December 31, 2024*
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$11,373,453	$5,627,633	$3,017
Net realized gain (loss) on investments	236,110	(1,726,126)	—
Net change in unrealized appreciation/depreciation on investments	(1,565,428)	7,897,632	12,212

Net increase in net assets resulting from operations	10,044,135	11,799,139	15,229

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(11,405,926)	(5,685,475)	—

Total distributions	(11,405,926)	(5,685,475)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold
Institutional Class	200,403,612	153,493,375	14,697,646
Reinvested distributions
Institutional Class	9,406,343	4,779,322	—
Payment for shares redeemed
Institutional Class	(62,933,637)	(55,462,222)	(106,546)

Net increase in net assets from capital share transactions	146,876,318	102,810,475	14,591,100

Total increase in net assets	145,514,527	108,924,139	14,606,329
NET ASSETS:
Beginning of period	204,102,040	95,177,901	—

End of period	$349,616,567	$204,102,040	$14,606,329

CAPITAL TRANSACTIONS IN SHARES
Institutional Class:
Sold	20,374,089	16,032,684	1,470,144
Reinvested distributions	956,713	499,229	—
Redeemed	(6,387,332)	(5,797,027)	(10,652)

Net increase from capital share transactions	14,943,470	10,734,886	1,459,492

*	Commenced operations on December 16, 2024.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	77

Litman Gregory Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS – (Continued)

	DBi Managed Futures Strategy ETF (Consolidated)		Berkshire Dividend Growth ETF
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Period Ended December 31, 2023*
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$37,792,884	$23,482,673	$112,012	$11,148
Net realized gain (loss) on investments and futures	(18,426,511)	(96,291,558)	3,096	(81)
Net change in unrealized appreciation/depreciation on investments and futures	15,597,358	(17,082,043)	386,937	44,435

Net increase (decrease) in net assets resulting from operations	34,963,731	(89,890,928)	502,045	55,502

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(63,321,703)	(18,430,660)	(128,368)	(11,250)
Return of capital	—	(1,658,620)	—	—

Total distributions	(63,321,703)	(20,089,280)	(128,368)	(11,250)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	844,259,663	422,570,690	7,177,055	1,260,443
Payment for shares redeemed	(243,661,670)	(579,172,922)	—	—

Net increase (decrease) in net assets from capital share transactions	600,597,993	(156,602,232)	7,177,055	1,260,443

Total increase (decrease) in net assets	572,240,021	(266,582,440)	7,550,732	1,304,695
NET ASSETS:
Beginning of period	684,736,610	951,319,050	1,304,695	—

End of period	$1,256,976,631	$684,736,610	$8,855,427	$1,304,695

CAPITAL TRANSACTIONS IN SHARES
Sold	30,325,000	15,075,000	650,000	125,000
Redeemed	(8,825,000)	(21,250,000)	—	—

Net increase (decrease) from capital share transactions	21,500,000	(6,175,000)	650,000	125,000

*	Commenced operations on June 29, 2023.

The accompanying notes are an integral part of these financial statements.

78	Litman Gregory Funds Trust

iMGP Global Select Fund – Institutional Class

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each year

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$12.04	$10.69	$18.80	$18.62	$17.54

Income from investment operations:
Net investment income (loss)[1]	0.07	0.05	(0.01)	(0.03)	(0.05)

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments and foreign currency	0.35	1.79	(4.78)	3.27	3.45

Total income (loss) from investment operations	0.42	1.84	(4.79)	3.24	3.40

Less distributions:
From net investment income	(0.15)	(0.05)	—	—	—

From net realized gains	(0.71)	(0.44)	(3.32)	(3.06)	(2.32)

Total distributions	(0.86)	(0.49)	(3.32)	(3.06)	(2.32)

Net asset value, end of year	$11.60	$12.04	$10.69	$18.80	$18.62

Total return	3.33%	17.26%	(25.52)%	17.75%	19.52%

Ratios/supplemental data:
Net assets, end of year (millions)	$98.6	$117.6	$119.7	$260.7	$254.9

Ratios of total expenses to average net assets:

Before fees waived	1.28%[5]	1.46%[4]	1.50%[3]	1.29%[2]	1.35%[2]

After fees waived	0.98%[5,6]	1.01%[4,6]	1.18%[3,6]	1.16%[2,6]	1.23%[2,6]

Ratio of net investment income (loss) to average net assets	0.57%[5]	0.41%[4]	(0.06)%[3]	(0.13)%[2]	(0.29)%[2]

Portfolio turnover rate	81.79%	55.74%	108.86%	27.74%	56.91%

[1]	Calculated based on the average shares outstanding methodology.
[2]	Includes Interest & Dividend expense of 0.01% of average net assets.
[3]	Includes Interest & Dividend expense of 0.03% of average net assets.
[4]	Includes Interest & Dividend expense of 0.04% of average net assets.
[5]	Includes Interest & Dividend expense of 0.00% of average net assets.
[6]	Includes the impact of the voluntary waiver of less than 0.01% of average net assets.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	79

iMGP International Fund – Institutional Class

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each year

	Year Ended December 31,
	2024	2023	2022	2021		2020
Net asset value, beginning of year	$17.62	$15.16	$19.50	$18.12		$17.65

Income from investment operations:
Net investment income[1]	0.15	0.19	0.11	0.71	[2]	0.07

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments and foreign currency	(0.25)[3]	2.45	(4.32)	1.39		0.80

Total income (loss) from investment operations	(0.10)	2.64	(4.21)	2.10		0.87

Less distributions:
From net investment income	(0.18)	(0.18)	(0.13)	(0.72)		(0.40)

Return of capital	(0.03)	—	—	—		—

Total distributions	(0.21)	(0.18)	(0.13)	(0.72)		(0.40)

Net asset value, end of year	$17.31	$17.62	$15.16	$19.50		$18.12

Total return	(0.57)%	17.40%	(21.58)%	11.75%		5.02%

Ratios/supplemental data:
Net assets, end of year (millions)	$169.2	$222.9	$205.6	$339.7		$326.7

Ratios of total expenses to average net assets:
Before fees waived	1.23%[6]	1.29%[5]	1.47%[4]	1.28%[5]		1.39%[4]

After fees waived	1.18%[6,7]	1.07%[5,7]	1.24%[4,7]	1.05%[5,7]		1.15%[4,7]

Ratio of net investment income to average net assets	0.84%[6]	1.15%[5]	0.68%[4]	3.63	%2,[5]	0.49%[4]

Portfolio turnover rate	43.58%	40.55%	42.74%	99.91%		59.61%

[1]	Calculated based on the average shares outstanding methodology.
[2]	Include non-cash distributions amounting to $0.68 per share and 3.46% of average daily net assets.
[3]

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund’s shares in relation to fluctuating market values of the investments of the Fund.

[4]	Includes Interest & Dividend expense of 0.01% of average net assets.
[5]	Includes Interest & Dividend expense of 0.00% of average net assets.
[6]	Includes Interest & Dividend expense of 0.02% of average net assets.
[7]	Includes the impact of the voluntary waiver of less than 0.01% of average net assets.

The accompanying notes are an integral part of these financial statements.

80	Litman Gregory Funds Trust

iMGP Small Company Fund – Institutional Class

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Year Ended December 31,				Period Ended December 31, 2020**
	2024	2023	2022	2021
Net asset value, beginning of period	$14.89	$12.87	$14.86	$12.71	$10.00

Income from investment operations:
Net investment income (loss)[1]	0.02	0.08	0.01	(0.01)	0.01

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments	2.21	3.10	(2.00)	2.50	2.70

Total income (loss) from investment operations	2.23	3.18	(1.99)	2.49	2.71

Less distributions:
From net investment income	(0.04)	(0.11)	—	—	—

From net realized gains	(2.47)	(1.05)	—	(0.34)	—

Total distributions	(2.51)	(1.16)	—	(0.34)	—

Net asset value, end of period	$14.61	$14.89	$12.87	$14.86	$12.71

Total return	14.29%	24.74%	(13.39)%	19.66%	27.10	%+

Ratios/supplemental data:
Net assets, end of period (millions)	$49.3	$51.8	$48.7	$65.6	$36.8

Ratios of total expenses to average net assets:
Before fees waived	1.37%[3]	1.43%[2]	1.68%[2]	1.48%[2]	2.11	%*

After fees waived	1.17%[3,4]	1.15%[2]	1.15%[2]	1.15%[2,4]	1.15	%*

Ratio of net investment income (loss) to average net assets	0.11%[3]	0.59%[2]	0.11%[2]	(0.04)%[2]	0.23	%*

Portfolio turnover rate	148.82%	56.46%	35.50%	45.15%	27.18	%+

+	Not annualized.
*	Annualized.
**	Commenced operations on July 31, 2020.
[1]	Calculated based on the average shares outstanding methodology.
[2]	Includes Interest & Dividend expense of 0.00% of average net assets.
[3]	Includes Interest & Dividend expense of 0.02% of average net assets.
[4]	Includes the impact of the voluntary waiver of less than 0.01% of average net assets.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	81

iMGP Alternative Strategies Fund - Institutional Class

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each year

	Year Ended December 31,
	(Consolidated) 2024	(Consolidated) 2023	(Consolidated) 2022	2021	2020
Net asset value, beginning of year	$10.43	$10.25	$11.76	$12.03	$11.70

Income from investment operations:
Net investment income[1]	0.45	0.40	0.32	0.29 [2]	0.30

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments, foreign currency, short sales, options, futures and swap contracts	0.26	0.18	(1.42)	0.16	0.41

Total income (loss) from investment operations	0.71	0.58	(1.10)	0.45	0.71

Less distributions:
From net investment income	(0.41)	(0.40)	(0.41)	(0.38)	(0.38)

From net realized gains	—	—	—	(0.34)	—

Total distributions	(0.41)	(0.40)	(0.41)	(0.72)	(0.38)

Net asset value, end of year	$10.73	$10.43	$10.25	$11.76	$12.03

Total return	6.83%	5.91%[3]	(9.49)%[3]	3.82%	6.30%

Ratios/supplemental data:
Net assets, end of year (millions)	$387.0	$656.6	$973.2	$1,512.5	$1,417.1

Ratios of total expenses to average net assets:
Before fees waived	1.73%[7]	1.62%[6]	1.67%[5]	1.72%[4]	1.75%[4]

After fees waived	1.60%[7,8]	1.37%[6,8]	1.39%[5,8]	1.44%[4,8]	1.47%[4,8]

Ratio of net investment income to average net assets	4.20%[7]	3.93%[6]	2.89%[5]	2.36%[2,4]	2.60%[4]

Portfolio turnover rate[9]	75.93%	100.76%	89.62%	137.56%	193.98%

[1]	Calculated based on the average shares outstanding methodology.
[2]	Include non-cash distributions amounting to $0.00 per share and 0.00% of average daily net assets.
[3]	The total return does not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.
[4]	Includes Interest & Dividend expense of 0.14% of average net assets.
[5]	Includes Interest & Dividend expense of 0.03% of average net assets.
[6]	Includes Interest & Dividend expense of 0.01% of average net assets.
[7]	Includes Interest & Dividend expense of 0.12% of average net assets.
[8]	Includes the impact of the voluntary waiver of less than 0.01% of average net assets.
[9]	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The accompanying notes are an integral part of these financial statements.

82	Litman Gregory Funds Trust

iMGP Alternative Strategies Fund – Investor Class

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each year

	Year Ended December 31,
	(Consolidated) 2024	(Consolidated) 2023	(Consolidated) 2022	2021	2020
Net asset value, beginning of year	$10.48	$10.28	$11.79	$12.06	$11.71

Income from investment operations:
Net investment income[1]	0.42	0.38	0.29	0.26 [2]	0.27

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments, foreign currency, short sales, options, futures and swap contracts	0.25	0.18	(1.42)	0.16	0.42

Total income (loss) from investment operations	0.67	0.56	(1.13)	0.42	0.69

Less distributions:
From net investment income	(0.38)	(0.36)	(0.38)	(0.35)	(0.34)

From net realized gains	—	—	—	(0.34)	—

Total distributions	(0.38)	(0.36)	(0.38)	(0.69)	(0.34)

Net asset value, end of year	$10.77	$10.48	$10.28	$11.79	$12.06

Total return	6.54%[3]	5.61%	(9.65)%	3.54%	6.06%

Ratios/supplemental data:
Net assets, end of year (millions)	$22.8	$27.1	$45.4	$75.6	$74.2

Ratios of total expenses to average net assets:
Before fees waived	1.99%[7]	1.87%[6]	1.92%[5]	1.97%[4]	1.99%[4]

After fees waived	1.87%[7,8]	1.62%[6,8]	1.64%[5,8]	1.69%[4,8]	1.71%[4,8]

Ratio of net investment income to average net assets	3.95%[7]	3.65%[6]	2.64%[5]	2.11%[2,4]	2.36%[4]

Portfolio turnover rate[9]	75.93%	100.76%	89.62%	137.56%	193.98%

[1]	Calculated based on the average shares outstanding methodology.
[2]	Include non-cash distributions amounting to $0.00 per share and 0.00% of average daily net assets.
[3]	The total return does not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.
[4]	Includes Interest & Dividend expense of 0.14% of average net assets.
[5]	Includes Interest & Dividend expense of 0.03% of average net assets.
[6]	Includes Interest & Dividend expense of 0.01% of average net assets.
[7]	Includes Interest & Dividend expense of 0.12% of average net assets.
[8]	Includes the impact of the voluntary waiver of less than 0.01% of average net assets.
[9]	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	83

iMGP High Income Fund – Institutional Class

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each year

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.65	$9.16	$10.27	$10.21	$10.06

Income from investment operations:
Net investment income[1]	0.60	0.56	0.38	0.32 [2]	0.37

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments, foreign currency, options, futures and swap contracts	0.24	0.54	(1.08)	0.33	0.16

Total income (loss) from investment operations	0.84	1.10	(0.70)	0.65	0.53

Less distributions:
From net investment income	(0.59)	(0.61)	(0.38)	(0.34)	(0.37)

From net realized gains	—	—	(0.03)	(0.25)	(0.01)

Total distributions	(0.59)	(0.61)	(0.41)	(0.59)	(0.38)

Net asset value, end of year	$9.90	$9.65	$9.16	$10.27	$10.21

Total return	8.84%[3]	12.32%	(6.85)%	6.42%	5.62%

Ratios/supplemental data:
Net assets, end of year (millions)	$138.8	$91.7	$99.8	$106.7	$87.9

Ratios of total expenses to average net assets:
Before fees waived	1.35%[7]	1.51%[6]	1.41%[5]	1.44%[5]	1.72%[4]

After fees waived	0.98%[7,8]	1.01%[6,8]	0.99%[5,8]	0.98%[5,8]	1.00%[4,8]

Ratio of net investment income to average net assets	6.08%[7]	5.98%[6]	3.93%[5]	3.11%[2,5]	3.83%[4]

Portfolio turnover rate	29.76%	38.78%	49.41%	72.02%	87.63%

[1]	Calculated based on the average shares outstanding methodology.
[2]	Include non-cash distributions amounting to $0.00 per share and 0.01% of average daily net assets.
[3]	The total return does not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.
[4]	Includes Interest & Dividend expense of 0.02% of average net assets.
[5]	Includes Interest & Dividend expense of 0.01% of average net assets.
[6]	Includes Interest & Dividend expense of 0.03% of average net assets.
[7]	Includes Interest & Dividend expense of 0.00% of average net assets.
[8]	Includes the impact of the voluntary waiver of less than 0.01% of average net assets.

The accompanying notes are an integral part of these financial statements.

84	Litman Gregory Funds Trust

iMGP Dolan McEniry Corporate Bond Fund – Institutional Class

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each year

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.86	$9.54	$10.62	$10.92	$10.61

Income from investment operations:
Net investment income[1]	0.42	0.37	0.20	0.14	0.22

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments	(0.05)	0.32	(1.05)	(0.23)	0.36

Total income (loss) from investment operations	0.37	0.69	(0.85)	(0.09)	0.58

Less distributions:
From net investment income	(0.42)	(0.37)	(0.22)	(0.15)	(0.24)

From net realized gains	—	—	(0.01)	(0.06)	(0.03)

Total distributions	(0.42)	(0.37)	(0.23)	(0.21)	(0.27)

Net asset value, end of year	$9.81	$9.86	$9.54	$10.62	$10.92

Total return	3.87%	7.38%	(8.08)%	(0.86)%	5.50%

Ratios/supplemental data:
Net assets, end of year (thousands)	$349,617	$204,102	$95,178	$90,827	$57,666

Ratios of total expenses to average net assets:
Before fees waived	0.74%[3]	0.83%[3]	1.02%	0.96%[2]	1.34%

After fees waived	0.68%[3]	0.70%[3]	0.70%	0.70%[2]	0.70%

Ratio of net investment income to average net assets	4.31%[3]	3.87%[3]	2.01%	1.28%[2]	2.07%

Portfolio turnover rate	99.98%	21.22%	26.08%[4]	32.65%[4]	40.00%[4]

[1]	Calculated based on the average shares outstanding methodology.
[2]	Includes Interest & Dividend expense of 0.02% of average net assets.
[3]	Includes Interest & Dividend expense of 0.00% of average net assets.
[4]	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	85

iMGP APA Enhanced Income Municipal Fund - Institutional Class

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

	Period Ended December 31, 2024**
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income[1]	0.00	^

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments	0.01

Total income from investment operations	0.01

Less distributions:
From net investment income	—

From net realized gains	—

Total distributions	—

Net asset value, end of period	$10.01

Total return	0.00	%+,[2]

Ratios/supplemental data:
Net assets, end of period (millions)	$14.6

Ratios of total expenses to average net assets:
Before fees waived	5.49	%*

After fees waived	0.59	%*

Ratio of net investment income to average net assets	0.69	%*

Portfolio turnover rate	0.00	%+

^	Amount represents less than $0.01 per share.
+	Not annualized.
*	Annualized.
**	Commenced operations on December 16, 2024.
[1]	Calculated based on the average shares outstanding methodology.
[2]	The total return does not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.

The accompanying notes are an integral part of these financial statements.

86	Litman Gregory Funds Trust

iMGP DBi Managed Futures Strategy ETF

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each year

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$25.77	$29.05	$25.42	$25.58	$25.34

Income from investment operations:
Net investment income (loss)[1]	1.10	0.81	(0.23)	(0.26)	(0.14)

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments and futures contracts	0.78 [2]	(3.34)	6.11 [2]	2.78	0.60

Total income (loss) from investment operations	1.88	(2.53)	5.88	2.52	0.46

Less distributions:
From net investment income	(1.50)	(0.69)	(1.06)	(0.35)	(0.02)

From net realized gains	—	—	(1.18)	(1.18)	(0.20)

Return of capital	—	(0.06)	(0.01)	(1.15)	—

Total distributions	(1.50)	(0.75)	(2.25)	(2.68)	(0.22)

Net asset value, end of year	$26.15	$25.77	$29.05	$25.42	$25.58

Market price, end of year	$26.16	$25.76	$29.11	$25.80	$25.56

Net asset value total return	7.18%	(8.72)%	23.07%	9.80%	1.84%

Ratios/supplemental data:
Net assets, end of year (thousands)	$1,256,977	$684,737	$951,319	$60,379	$36,454

Ratios of total expenses to average net assets:
Before fees waived	0.85%	0.85%	0.85%	0.95%[3]	0.85%

After fees waived	0.85%	0.85%	0.85%	0.95%[3]	0.85%

Ratio of net investment income (loss) to average net assets	3.94%	2.93%	(0.73)%	(0.93)%[3]	(0.55)%

Portfolio turnover rate	0.00%	0.00%	0.00%	0.00%	0.00%

[1]	Calculated based on the average shares outstanding methodology.
[2]

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund’s shares in relation to fluctuating market values of the investments of the Fund.

[3]	Includes broker interest expense of 0.10% of average net assets.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	87

iMGP Berkshire Dividend Growth ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Year Ended December 31, 2024	Period Ended December 31, 2023**
Net asset value, beginning of period	$10.44	$10.08

Income from investment operations:
Net investment income[1]	0.21	0.11

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments	0.97	0.35

Total income from investment operations	1.18	0.46

Less distributions:
From net investment income	(0.17)	(0.10)

From net realized gains	(0.02)	—

Total distributions	(0.19)	(0.10)

Net asset value, end of period	$11.43	$10.44

Market price, end of period	$11.47	$10.44

Net asset value total return	11.35%	4.56	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$8,855	$1,305

Ratios of total expenses to average net assets:
Before fees waived	0.55%	0.55	%*

After fees waived	0.55%	0.55	%*

Ratio of net investment income to average net assets	1.83%	2.18	%*

Portfolio turnover rate	4.11%[3]	0.02	%+,[2]

+	Not annualized.
*	Annualized.
**	Commenced operations on June 29, 2023.
[1]	Calculated based on the average shares outstanding methodology.
[2]

Portfolio turnover rate excludes securities received or delivered in-kind. The portfolio turnover rate including securities received or delivered in-kind was 0.02% for the period ended December 31, 2023.

[3]

Portfolio turnover rate excludes securities received or delivered in-kind. The portfolio turnover rate including securities received or delivered in-kind was 4.11% for the year ended December 31, 2024.

The accompanying notes are an integral part of these financial statements.

88	Litman Gregory Funds Trust

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS

Note 1 – Organization

Litman Gregory Funds Trust (the “Trust”) was organized as a Delaware business trust on August 1, 1996, and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. Effective August 1, 2011, The Masters’ Select Funds Trust changed its name to the Litman Gregory Funds Trust. The Trust consists of thirteen separate series. The nine series that are included in this report are: iMGP Global Select Fund, iMGP International Fund, iMGP Small Company Fund (formerly iMGP SBH Focused Small Value Fund) , iMGP Alternative Strategies Fund, iMGP High Income Fund, iMGP Dolan McEniry Corporate Bond Fund, iMGP APA Enhanced Income Municipal Fund, iMGP DBi Managed Futures Strategy ETF, and iMGP Berkshire Dividend Growth ETF (collectively, the “Funds”). Each Fund is diversified.

iMGP Global Select Fund (“Global Select Fund”) seeks to increase the value of an investment in the Fund over the long-term by using the combined talents and favorite stock-picking ideas of three highly regarded portfolio managers (each “Managers” or “Sub-Advisors”). The Global Select Fund offers one class of shares: Institutional Class.

iMGP International Fund (“International Fund”) seeks to increase the value of an investment in the Fund over the long-term by using the combined talents and favorite stock-picking ideas of three highly regarded international portfolio managers. The International Fund offers one class of shares: Institutional Class.

iMGP Small Company Fund (“Small Company Fund”) seeks long-term growth of capital; that is, the increase in the value of an investment in the Fund over the long-term by engaging an experienced, high quality portfolio manager with favorite stock-picking ideas that can deliver a portfolio that is prudently diversified in terms of stocks and industries. The Small Company Fund offers one class of shares: Institutional Class.

iMGP Alternative Strategies Fund (“Alternative Strategies Fund”) seeks to achieve long-term returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes by using the combined talents and favorite stock and bond market indexes-picking ideas of six highly regarded portfolio managers. A portion of the Alternative Strategies Fund’s assets may be allocated in a wholly-owned subsidiary of the Alternative Strategies Fund, which is organized under the laws of the Cayman Islands, is advised by that Manager, and will comply with the Alternative Strategies Fund’s investment objective and investment policies. The Alternative Strategies Fund offers two classes of shares: Institutional Class and Investor Class shares. The Investor Class shares charge a 0.25% 12b-1 distribution fee to the shareholders of this class (see Note 4).

iMGP High Income Fund (“High Income Fund”) seeks to generate a high level of current income from diverse sources, consistent with capital preservation over time, with capital appreciation a secondary objective, by using the combined talents and favorite stock and bond market indexes-picking ideas of three highly regarded portfolio managers. The High Income Fund offers one class of shares: Institutional Class.

iMGP Dolan McEniry Corporate Bond Fund (“Dolan McEniry Corporate Bond Fund”) seeks to provide investors with total return, with a secondary investment objective of preserving capital by investing in a diversified portfolio of corporate investment grade bonds, corporate high yield bonds, and U.S. Government and Treasury securities maturing within 10 years or less. The Dolan McEniry Corporate Bond Fund offers one class of shares: Institutional Class.

iMGP APA Enhanced Income Municipal Fund (“APA Enhanced Income Municipal Fund”) seeks to provide investors with a high level of income exempt from federal income tax, with capital appreciation as a secondary investment objective. Under normal conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in U.S. dollar-denominated municipal bonds of intermediate maturities that are exempt from federal income tax. The Fund may invest up to 20% of its net assets in taxable debt securities issued or guaranteed by the U.S. Government, its agencies, corporate cusips and municipal bonds subject to the federal alternative minimum tax. The Fund may invest up to 10% of its total assets in unrated securities, and may invest up to 20% of its total assets in unrated securities and below investment grade securities (also known as “junk bonds” or “high yield securities”), but will generally invest less than 10% of its total assets in such securities. The APA Enhanced Income Municipal Fund offers one class of shares: Institutional Class.

iMGP DBi Managed Futures Strategy ETF (“DBi Managed Futures Strategy ETF”) seeks long term capital appreciation. The DBi Managed Futures Strategy ETF is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its objective by: (i) investing its assets pursuant to a managed futures strategy; (ii) allocating up to 20% of its total assets in its wholly-owned subsidiary, which is organized under the laws of the Cayman Islands, is advised by the sub-advisor, and will comply with the DBi Managed Futures Strategy ETF’s investment objective and investment policies; and (iii) investing directly in select debt instruments for cash management and other purposes. Shares of the Fund are listed and traded on the New York Stock Exchange Arca.

iMGP Berkshire Dividend Growth ETF (“Berkshire Dividend Growth ETF”) seeks dividend income and long-term capital appreciation. The Berkshire Dividend Growth ETF is an actively-managed ETF that seeks to achieve its objective by investing at least 80% of its net assets, plus borrowings for investment purposes, in dividend-paying equity securities, with an emphasis on stocks that have a strong track record of paying dividends or that are expected to increase their dividends over time. Shares of the Fund are listed and traded on the New York Stock Exchange Arca.

Notes to Financial Statements	89

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

Note 2 – Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A

Accounting Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

B

Security Valuation. The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below. Investments in securities and derivatives traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Securities listed on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued using the NASDAQ Official Closing Price. Securities traded on an exchange for which there have been no sales are valued at the mean between the closing bid and asked prices. Debt securities maturing within 60 days or less are valued at amortized cost unless the Valuation Committee determines that amortized cost does not represent fair value. Securities for which market prices are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the New York Stock Exchange (“NYSE”), the securities are valued at fair value as determined in good faith by the Managers that selected the security for the Funds’ portfolio and the Trust’s Valuation Committee in accordance with procedures approved by the Board of Trustees (the “Board”). In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining the fair value of a security. As a result, different mutual funds could reasonably arrive at a different value for the same security. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing computerized pricing models. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds in accordance with the 1940 Act.

The Funds are required to comply with U.S. Securities and Exchange Commission (the “SEC”) regulations that govern valuation practices and the role of a fund’s board with respect to the fair value of the investments of a registered investment company. Rule 2a-5 under the 1940 Act, among other things, establishes an updated regulatory framework for registered investment company fair valuation practices. The Funds’ Board has designated iM Global Partner Fund Management, LLC as each Fund’s valuation designee to perform fair value functions in accordance with valuation policies and procedures adopted by iM Global Partner Fund Management, LLC, subject to the Board’s oversight.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the over-the-counter market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach

90	Litman Gregory Funds Trust

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

C

Consolidation of Subsidiary. The DBi Managed Futures Strategy ETF may invest up to 20% of its total assets in the iMGP DBi Cayman Managed Futures Subsidiary (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly- owned and controlled by the DBi Managed Futures Strategy ETF. The financial statements of the DBi Managed Futures Strategy ETF include the operations of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Fund’s investment objectives and policies. The DBi Managed Futures Strategy ETF had 12.5% of its total net assets invested in the Subsidiary as of December 31, 2024.

The Subsidiary is an exempted Cayman Islands investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

Consolidation of Subsidiary. The Alternative Strategies Fund may invest a portion of its assets from the enhanced trend strategy in the Alternative Strategy Subsidiary (the “Alternative Subsidiary”), which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Alternative Strategies Fund and is advised by the Manager that manages the enhanced trend strategy. The financial statements of the Alternative Strategies Fund include the operations of the Alternative Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Alternative Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Fund’s investment objectives and policies. The Alternative Strategies Fund had 2.5% of its total net assets invested in the Alternative Subsidiary as of December 31, 2024.

The Alternative Subsidiary is an exempted Cayman Islands investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Alternative Subsidiary is a CFC not subject to U.S. income taxes. As a wholly-owned CFC, however, the Alternative Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

D

Senior Term Loans. The Alternative Strategies Fund and the High Income Fund may invest in bank debt, which includes interests in loans to companies or their affiliates undertaken to finance a capital restructuring or in connection with recapitalizations, acquisitions, leveraged buyouts, refinancings or other financially leveraged transactions and may include loans which are designed to provide temporary or bridge financing to a borrower pending the sale of identified assets, the arrangement of longer-term loans or the issuance and sale of debt obligations. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a corporate borrower and one or more financial institutions (“Lenders”), including banks. The Alternative Strategies Fund’s and the High Income Fund’s investments may be in the form of participations in loans (“Participations”) or of assignments of all or a portion of loans from third parties (“Assignments”).

E

Unfunded Loan Commitments. The Alternative Strategies Fund and the High Income Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the Schedules of Investments in Securities.

F

Short Sales. Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When each Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. A gain, limited to the price at which each Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. Each Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

G

Securities Lending. The Funds may make secured loans of their portfolio securities amounting to not more than one-third of their total assets. Securities loans are required to be collateralized by cash or securities in an amount equal to the securities loaned (marked to market daily). Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. Daily market fluctuations could cause the value of

Notes to Financial Statements	91

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the following business day. Funds participating in securities lending receive compensation for lending their securities and/or net investment income earned on the investment of cash collateral, net of fee rebates paid to the borrower and fees paid to the lending agent. Cash collateral received is invested in State Street Navigator Government Money Market Portfolio. The remaining contractual maturity of this investment is overnight and continuous. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market. State Street Bank and Trust Company serves as the Funds’ lending agent.

A Fund that lends its portfolio securities bears certain risks, including the risk of delay in the recovery of loaned securities, possible impairment of the Fund’s ability to vote the securities, the inability to invest proceeds from the sales of such securities and the loss of rights in the collateral should the borrower fail financially. A Fund also bears the risk that the value of investments made with collateral may decline and bears the risk of total loss with respect to the investment of collateral.

At December 31, 2024, securities on loan at value and collateral from securities on loan are listed below:

Fund	Value of securities on loan	Cash collateral	Non-cash collateral	Total collateral
Global Select Fund	$2,815,353	$1,053,220	$1,808,701	$2,861,921
International Fund	2,859,689	847,130	2,242,190	3,089,320
Alternative Strategies Fund	4,340,967	3,582,468	865,703	4,448,171
High Income Fund	892,089	911,105	—	911,105
Dollan McEniry Corporate Bond Fund	4,720,067	3,989,860	846,274	4,836,134

The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% or 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% or 105% due to end of day market movement. The next business day, additional collateral is obtained/received from the borrower to replenish/reestablish 102% or 105%.

H

Repurchase Agreements. Each Fund may enter into repurchase agreements through which the Fund acquires a security (the “underlying security”) from a seller, a well-established securities dealer or a bank that is a member of the Federal Reserve System. The bank or securities dealer agrees to repurchase the underlying security at the same price, plus a specified amount of interest, at a later date, generally for a period of less than one week. It is the Trust’s policy that its Custodian takes possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities, including recorded interest, is sufficient to cover the value of the repurchase agreements. The Trust’s policy states that the value of the collateral is at least 102% of the value of the repurchase agreement. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by a Fund may be delayed or limited. At December 31, 2024, the Funds’ ongoing exposure to the economic return on repurchase agreements is shown on the Schedules of Investments in Securities.

I

Reverse repurchase agreements. The High Income Fund may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at the end of the period, if any, are shown on the Schedules of Investments in Securities. Cash received in exchange for securities transferred, if any, under reverse repurchase agreements are reflected as reverse repurchase agreements on the Statements of Assets and Liabilities.

J

Foreign Currency Translation. The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when each Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

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Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency transactions gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

K

Forward Foreign Currency Exchange Contracts. The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on forward foreign currency exchange contracts. The Funds record realized gains or losses at the time the forward contract is settled. These gains and losses are reflected on the Statements of Operations as realized gain (loss) on forward foreign currency exchange contracts. Counterparties to these forward contracts are major U.S. financial institutions (see Note 8).

L

Commodity Futures Trading Commission (“CFTC”) Regulation. Because of the nature of their investments, the Alternative Strategies Fund and the DBi Managed Futures Strategy ETF are subject to regulation under the Commodities Exchange Act, as amended (the “CEA”), as a commodity pool and each of the Advisor and Sub-Adviser is subject to regulation under the CEA as a commodity pool operator (“CPO”), as those terms are defined under the CEA. The Advisor and Sub-Adviser are regulated by the CFTC, the National Futures Association and the SEC and are subject to each regulator’s disclosure requirements. The CFTC has adopted rules that are intended to harmonize certain CEA disclosure requirements with SEC disclosure requirements.

M

Futures Contracts. The Alternative Strategies Fund and the High Income Fund invest in financial futures contracts primarily for the purpose of hedging their existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The futures contracts in the DBi Managed Futures Strategy ETF are not designated as hedging instruments. The DBi Managed Futures Strategy ETF employs long and short positions in derivatives, primarily futures contracts, across the broad asset classes of equities, fixed income, currencies and, through the Subsidiary, commodities. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. Each Fund recognizes a gain or loss equal to the daily variation margin. If market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets (see Note 8).

N

Interest Rate Swaps. During the year ended December 31, 2024, the High Income Fund invested in interest rate swaps. An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the Over the counter (“OTC”) market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin on the Statements of Assets and Liabilities (see Note 8).

O

Credit Default Swaps. During the year ended December 31, 2024, the Alternative Strategies Fund and the High Income Fund entered into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate issuers or indexes or to create exposure to corporate issuers or indexes to which they are not otherwise exposed. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold) in the Statements of Operations. In the case of credit default swaps where a Fund is selling protection, the notional amount approximates the maximum loss. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin on the Statements of Assets and Liabilities (see Note 8).

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P

Total Return Swaps. During the year ended December 31, 2024, the Alternative Strategies Fund and the High Income Fund invested in total return swaps. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of Secured Overnight Financing Rate (“SOFR”) and Federal Fund Rate (“FEDL01”) based cash flows. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. Total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the Statement of Assets and Liabilities. The other leg of the swap, usually SOFR or FEDL01, is a spread to reflect the non-Statement of Assets and Liabilities nature of the product. No notional amounts are exchanged with total return swaps. The total return receiver assumes the entire economic exposure – that is, both market and credit exposure – to the reference asset. The total return payer – often the owner of the reference obligation – gives up economic exposure to the performance of the reference asset and in return takes on counterparty credit exposure to the total return receiver in the event of a default or fall in value of the reference asset (see Note 8).

Q

Purchasing Put and Call Options. Each Fund may purchase covered “put” and “call” options with respect to securities which are otherwise eligible for purchase by a Fund and with respect to various stock indices subject to certain restrictions. Each Fund will engage in trading of such derivative securities primarily for hedging purposes.

If a Fund purchases a put option, a Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options). Purchasing put options may be used as a portfolio investment strategy when a portfolio manager perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a stock which it feels has strong fundamentals, but for some reason may be weak in the near term, a Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, a Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put’s strike price and the market price of the underlying security on the date a Fund exercises the put, less transaction costs, will be the amount by which a Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price a Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

If a Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if a Fund has a short position in the underlying security and the security thereafter increases in price. Each Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the call option has been purchased to hedge a short position of a Fund in the underlying security and the price of the underlying security thereafter falls, the profit a Fund realizes on the cover of the short position in the security will be reduced by the premium paid for the call option less any amount for which such option may be sold.

Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a “closing sale transaction,” which is accomplished by selling an option of the same series as the option previously purchased. Each Fund generally will purchase only those options for which a Manager believes there is an active secondary market to facilitate closing transactions (see Note 8).

Writing Call Options. Each Fund may write covered call options. A call option is “covered” if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of a Fund. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

Each Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. Each Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the

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option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to a Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund (see Note 8).

Writing Put Options. Each Fund may write put options. By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is able to close out its written put options, it may result in substantial losses to the Fund (see Note 8).

Risks of Investing in Options. There are several risks associated with transactions in options on securities. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), with respect to qualification of a Fund as a regulated investment company.

R

Distributions to Shareholders. Distributions paid to shareholders are recorded on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition – “temporary differences”), such amounts are reclassified within the capital accounts based on their federal tax-basis.

S

Income Taxes. The Funds intend to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Accordingly, no provisions for federal income taxes are required. The Funds have reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years (as applicable) and as of December 31, 2024, and have determined that no provision for income tax is required in the Funds’ financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statements of Operations. During the year ended December 31, 2024, the Funds did not incur any interest or penalties. Foreign securities held by the Funds may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, net of any reclaims, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds’ invest.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Taxes related to capital gains realized during the year ended December 31, 2024, if any, are reflected as part of net realized gain (loss) in the Statements of Operations.

Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of change in net unrealized appreciation (depreciation) in the Statements of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount.

The Funds may have previously filed for and/or may file for additional tax refunds with respect to certain taxes withheld by certain countries. Generally, the amount of such refunds that a Fund reasonably determines are collectible and free from significant contingencies are reflected in a Fund’s net asset value and are reflected as foreign tax reclaims receivable in the Statements of Assets and Liabilities. In certain circumstances, a Fund’s receipt of such refunds may cause the Fund and/or its shareholders to be liable for U.S. federal income taxes and interest charges.

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Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

T

Security Transactions, Dividend and Interest Income and Expenses. Security transactions are accounted for on the trade date. Realized gains and losses on securities transactions are reported on an identified cost basis. Dividend income and, where applicable, related foreign tax withholding expenses are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Purchase discounts and premiums on fixed-income securities are accreted and amortized to maturity using the effective interest method and reflected within interest income on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Many expenses of the Trust can be directly attributed to a specific Fund. Each Fund is charged for expenses directly attributed to it. Expenses that cannot be directly attributed to a specific Fund are allocated among the Funds in the Trust in proportion to their respective net assets or other appropriate method. Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses. Class specific expenses, such as 12b-1 expenses, are directly attributed to that specific class.

U

Restricted Cash. At December 31, 2024, the Alternative Strategies Fund, the High Income Fund, and the DBi Managed Futures Strategy ETF held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Funds’ Custodian as well as with brokers and is reflected in the Statements of Assets and Liabilities as deposits at brokers for securities sold short, futures, options, and swaps. Restrictions may include legally restricted deposits held as compensating balances against short-term borrowing arrangements or contracts entered into with others.

The Funds consider their investment in an Federal Deposits Insurance Corporation (“FDIC”) insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

V

Restricted Securities. A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds’ Board of Trustees. As of December 31, 2024, there were no restricted securities held in the Funds.

W

Illiquid Securities. Each Fund may not invest more than 15% of the value of its net assets in illiquid securities, including restricted securities that are not deemed to be liquid by the Sub-Advisors. The Advisor and the Sub-Advisors will monitor the amount of illiquid securities in a Fund’s portfolio, under the supervision of the Board, to ensure compliance with a Fund’s investment restrictions. In accordance with procedures approved by the Board, these securities may be valued using techniques other than market quotations, and the values established for these securities may be different than what would be produced through the use of another methodology or if they had been priced using market quotations. Illiquid securities and other portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

X

Indemnification Obligations. Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.

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Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Litman Gregory Fund Advisors, LLC. Effective October 1, 2021, Litman Gregory Fund Advisors, LLC has changed its name to iM Global Partner Fund Management, LLC (the “Advisor”) and also subsequently referred to as “iM Global”. Under the terms of the Agreement, each Fund pays a monthly investment advisory fee to the Advisor at the annual rate below of the respective Fund’s average daily net assets before any fee waivers:

	Contractual Management Rate
Fund	First $450 million	Excess of $450 million	First $750 million	Excess of $750 million	First $1 billion	Excess of $1 billion	Between $1 and $2 billion	First $2 billion	Between $2 and $3 billion	Between $3 and $4 billion	Excess of $4 billion
Global Select(1)	—	—	0.85%	0.75%	—	—	—	—	—	—	—
International(2)	—	—	—	—	0.90%	0.80%	—	—	—	—	—
Small Company(3)	0.80%	0.80%	—	—	—	—	—	—	—	—	—
Alternative Strategies(4)	—	—	—	—	—	—	—	1.225%	1.125%	1.075%	1.025%
High Income(5)	—	—	—	—	0.85%	—	0.825%	—	0.80%	0.775%	0.75%
Dolan McEniry Corporate Bond(6)	0.42%	0.42%	—	—	—	—	—	—	—	—	—
APA Enhanced Income Municipal	0.45%	0.45%	—	—	—	—	—	—	—	—	—
DBi Managed Futures Strategy ETF	0.85%	0.85%	—	—	—	—	—	—	—	—	—
Berkshire Dividend Growth ETF	0.55%	0.55%	—	—	—	—	—	—	—	—	—

(1)	Effective May 1, 2024, advisory fees were reduced from 1.10% to 0.85% for the first $750 million and from 1.00% to 0.75% on assets in excess of $750 million.

(2)	Effective May 1, 2024, advisory fees were reduced from 1.10% to 0.90% for the first $1 billion and from 1.00% to 0.80% on assets in excess of $1 billion.

(3)	Effective May 1, 2024, advisory fees were reduced from 1.00% to 0.80%.

(4)

Effective May 1, 2024, advisory fees were reduced from 1.40% to 1.225% for the first $2 billion, from 1.30% to 1.125% on assets between $2 and $3 billion, from 1.25% to 1.075% on assets between $3 and $4 billion, and from 1.20% to 1.025% on assets in excess of $4 billion.

(5)

Effective May 1, 2024, advisory fees were reduced from 0.95% to 0.85% for the first $1 billion, from 0.925% to 0.825% on assets between $1 and $2 billion, from 0.90% to 0.80% on assets between $2 and $3 billion, from 0.875% to 0.775% on assets between $3 and $4 billion, and from 0.85% to 0.75% on assets in excess of $4 billion.

(6)	Effective September 13, 2024, advisory fees were reduced from 0.50% to 0.42%.

The investment advisory fee for the DBi Managed Futures Strategy ETF and Berkshire Dividend Growth ETF is a unitary fee that covers ordinary operating expenses other than taxes, brokerage commissions and other transactional expenses, accrued deferred tax liability, acquired fund fees and expenses and extraordinary expenses.

The Advisor engages sub-advisors to manage the Funds and pays the sub-advisors from its advisory fees.

Through April 30, 2026, the Advisor has contractually agreed to waive a portion of its advisory fees effectively reducing total advisory fees to approximately 0.82% of the average daily net assets of the Global Select Fund, 0.87% of the average daily net assets of the International Fund, 1.17% of the average daily net assets of the Alternative Strategies Fund, and 0.80% of the average daily net assets of the High Income Fund (the “Advisory Fee Waiver Agreement”). Small Company Fund is included in the Advisory Fee Waiver Agreement, there was no amount waived pursuant to the agreement during the year. Additionally, the Advisor has voluntarily agreed to waive its management fee on the daily cash values of the Funds not allocated to Managers. For the year ended December 31, 2024, the amount waived, contractual and voluntary, was $129,649, $93,966, $674,926, and $94,344 for Global Select Fund, International Fund, Alternative Strategies Fund, and High Income Fund, respectively. The Advisor has agreed not to seek recoupment of such waived fees under the Advisory Fee Waiver Agreement. Through April 30, 2026, the Advisor has contractually agreed to waive a portion of its advisory fees and/or reimburse a portion of the Global Select Fund and the High Income Fund’s operating expenses (excluding any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, borrowing costs, (including commitment fees), dividend expenses, acquired fund fees and

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NOTES TO FINANCIAL STATEMENTS – (Continued)

expenses and extraordinary expenses such as but not limited to litigation costs) to ensure that the total annual fund operating expenses after fee waiver and/or expense reimbursement for the Institutional Class will not exceed 0.98%, and 0.98% of the average daily net assets, respectively (the “Global Select and High Income Funds’ Expense Limitation Agreement”). In addition, through April 30, 2026, the Advisor has contractually agreed to waive a portion of its advisory fees and/or reimburse a portion of the Small Company Fund and the Dolan McEniry Corporate Bond Fund’s operating expenses (excluding any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, borrowing costs, (including commitment fees), dividend expenses, acquired fund fees and expenses and extraordinary expenses such as but not limited to litigation costs) to ensure that the total annual fund operating expenses after fee waiver and/or expense reimbursement for the Institutional Class will not exceed 1.15% and 0.62% (effective September 13, 2024, the Dolan McEniry Corporate Bond Fund’s annual operating expenses after fee waiver and/or expense reimbursement were reduced from 0.70% to 0.62%) of the average daily net assets, respectively (the “Small Company and Dolan McEniry Corporate Bond Funds’ Expense Limitation Agreement”). Through April 30, 2026, the Advisor has contractually agreed to waive a portion of its advisory fees and/or reimburse a portion of the APA Enhanced Income Municipal Fund’s operating expenses (excluding any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, borrowing costs, (including commitment fees), dividend expenses, acquired fund fees and expenses and extraordinary expenses such as but not limited to litigation costs) to ensure that the total annual fund operating expenses after fee waiver and/or expense reimbursement for the Institutional Class will not exceed 0.59% of the average daily net assets (the “APA Enhanced Income Municipal Fund’s Expense Limitation Agreement” and together with the Global Select and High Income Funds’ Expense Limitation Agreement, and the Small Company and Dolan McEniry Corporate Bond Funds’ Expense Limitation Agreement, the “Expense Limitation Agreements”). During the year ended December 31, 2024, the amount waived contractually pursuant to the Expense Limitation Agreements was $198,735, $332,712, $102,009, $148,644, and $21,292 for the Global Select Fund, High Income Fund, Small Company Fund, Dolan McEniry Corporate Bond Fund, and APA Enhanced Income Municipal Fund, respectively. The Advisor may be reimbursed by each Fund no later than the end of the third fiscal year following the year of the waiver provided that such reimbursement does not cause each Fund’s expenses to exceed the expense limitation. The amounts waived in the current year as disclosed above are available for recoupment through December 31, 2027. The Advisor is waiving its right to recoup any fees waived under the Expense Limitation Agreements in prior years.

State Street Bank and Trust Company (“State Street”) serves as the Administrator, Custodian and Fund Accountant to the Funds.

State Street also serves as the Transfer Agent for DBi Managed Futures Strategy ETF and Berkshire Dividend Growth ETF. SS&C Global Investor & Distribution Solutions, Inc. serves as Transfer Agent for the other Funds. The Funds’ principal underwriter is ALPS Distributors, Inc.

An employee of the Advisor serves as the Funds’ Chief Compliance Officer (“CCO”). The CCO receives no compensation from the Funds for his services, however, the Funds reimbursed the Advisor $150,000 for the year ended December 31, 2024 for the services of the CCO.

During the year ended December 31, 2024, each independent Trustee, within the meaning of the 1940 Act, was compensated by the Trust in the amount of $141,000. The Chairperson of the Board was compensated in the amount of $153,500.

Certain officers and Trustees of the Trust are also officers of the Advisor.

Note 4 – Distribution Plan

Certain Funds have adopted a Plan of Distribution (the “Plan”) dated February 25, 2009, as amended, pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Investor Classes of the Alternative Strategies Fund will compensate broker dealers or qualified institutions with whom the Fund has entered into a contract to distribute Fund shares (“Dealers”). Under the Plan, the amount of such compensation paid in any one year shall not exceed 0.25% annually of the average daily net assets of the Investor Classes, which may be payable as a service fee for providing recordkeeping, subaccounting, subtransfer agency and/or shareholder liaison services. For the year ended December 31, 2024, the Alternative Strategies Fund’s Investor Class incurred $63,195 pursuant to the Plan.

The Plan will remain in effect from year to year provided such continuance is approved at least annually by a vote either of a majority of the Trustees, including a majority of the non-interested Trustees, or a majority of each Fund’s outstanding shares.

The DBi Managed Futures Strategy ETF and Berkshire Dividend Growth ETF issue and redeem Shares at Net Asset Value (“NAV”) only in Creation Units. Only Authorized Participants (“APs”) may acquire Shares directly from the Funds, and only APs may tender their Shares for redemption directly to the Funds, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

98	Litman Gregory Funds Trust

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NOTES TO FINANCIAL STATEMENTS – (Continued)

Note 5 – Investment Transactions

The cost of securities purchased and the proceeds from securities sold for the year ended December 31, 2024, excluding short-term investments and in-kind transactions were as follows:

Fund	U.S. Gov’t Securities Purchases	Other Purchases	U.S. Gov’t Securities Sales	Other Sales
Global Select Fund	$—	$86,794,473	$—	$104,990,573
International Fund	—	85,960,932	—	131,220,904
Small Company Fund	—	72,371,460	—	79,980,237
Alternative Strategies Fund	37,200,043	270,114,371	41,486,885	481,864,603
High Income Fund	12,157,881	55,141,699	9,444,476	21,662,041
Dolan McEniry Corporate Bond Fund	—	371,767,227	—	243,278,751
APA Enhanced Income Municipal Fund	—	9,105,095	—	—
DBi Managed Futures Strategy ETF	—	—	—	—
Berkshire Dividend Growth ETF	—	307,960	—	241,188

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below:

Fund	In-Kind Subscriptions	In-Kind Redemptions
Berkshire Dividend Growth ETF	$6,980,140	$—

During the fiscal year ended December 31, 2024, there were several purchase transactions made in accordance with the established procedures pursuant to Rule 10f-3 (the exemption of certain purchases of securities by a fund from an affiliated underwriter). The iMGP High Income Fund purchased one security in the amount of $99,122. The iMGP Alternative Strategies Fund purchased two securities in the amount of $129,726 and $460,000.

Note 6 – Fair Value of Financial Investments

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, U.S. Treasury inflation protected securities, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements	99

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NOTES TO FINANCIAL STATEMENTS – (Continued)

Repurchase agreements and reverse repurchase agreements are short-term investments, they are fair valued approximately at their principal amounts. Repurchase agreements and reverse repurchase agreements are categorized as Level 2 of the fair value hierarchy.

Financial derivative instruments, such as forward foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 1 or Level 2 of the fair value hierarchy.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for each Fund as of December 31, 2024. These assets and liabilities are measured on a recurring basis.

Global Select Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Canada	$6,288,865	$—	$—	$6,288,865
Denmark	714,740	—	—	714,740
France	743,715	—	—	743,715
Germany	4,401,346	—	—	4,401,346
Italy	895,626	—	—	895,626
Japan	2,309,820	—	—	2,309,820
Netherlands	1,534,865	—	—	1,534,865
Sweden	3,786,147	—	—	3,786,147
Switzerland	1,969,068	—	—	1,969,068
United Kingdom	9,024,666	—	—	9,024,666
United States	64,769,781	—	—	64,769,781
Preferred Stocks
South Korea	1,738,847	—	—	1,738,847

Total Equity	98,177,486	—	—	98,177,486

Short-Term Investments
Investment of Cash Collateral for Securities Loaned	1,053,220	—	—	1,053,220
Repurchase Agreements	—	1,307,924	—	1,307,924

Total Short-Term Investments	1,053,220	1,307,924	—	2,361,144

Total Investments in Securities	$99,230,706	$1,307,924	$—	$100,538,630

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NOTES TO FINANCIAL STATEMENTS – (Continued)

International Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Australia	$2,168,481	$—	$—	$2,168,481
Brazil	3,661,047	—	—	3,661,047
Canada	5,335,343	—	—	5,335,343
China	1,024,149	—	—	1,024,149
Denmark	8,070,383	—	—	8,070,383
Finland	3,024,453	—	—	3,024,453
France	14,047,610	—	—	14,047,610
Germany	34,217,498	—	—	34,217,498
Israel	7,614,022	—	—	7,614,022
Italy	8,193,818	—	—	8,193,818
Japan	10,237,065	—	—	10,237,065
Netherlands	8,759,885	—	—	8,759,885
Spain	3,607,028	—	—	3,607,028
Sweden	1,421,539	—	—	1,421,539
Switzerland	4,210,062	—	—	4,210,062
Taiwan	6,787,506	—	—	6,787,506
United Kingdom	20,930,637	—	—	20,930,637
United States	20,347,569	—	—	20,347,569

Total Equity	163,658,095	—	—	163,658,095

Short-Term Investments
Investment of Cash Collateral for Securities Loaned	847,130	—	—	847,130
Repurchase Agreements	—	4,238,002	—	4,238,002

Total Short-Term Investments	847,130	4,238,002	—	5,085,132

Total Investments in Securities	$164,505,225	$4,238,002	$—	$168,743,227

Small Company Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$51,752,784	$—	$—	$51,752,784

Total Equity	51,752,784	—	—	51,752,784

Total Investments in Securities	$51,752,784	$—	$—	$51,752,784

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

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NOTES TO FINANCIAL STATEMENTS – (Continued)

Alternative Strategies Fund (Consolidated)

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Equity(a)
Common Stocks	$77,847,662	$1,954	$475,553	**	$78,325,169
Preferred Stocks	200,967	—	—		200,967
Limited Partnerships	—	—	48,331	**	48,331

Total Equity	78,048,629	1,954	523,884	**	78,574,467

Rights/Warrants	—	656,519	—		656,519
Fixed Income
Asset-Backed Securities	—	56,628,840	—		56,628,840
Bank Loans	—	3,459,493	—		3,459,493
Convertible Bonds	—	9,383,558	—		9,383,558
Corporate Bonds	—	70,696,820	18,672	**	70,715,492
Government Securities & Agency Issue	—	7,979,744	—		7,979,744
Mortgage-Backed Securities	—	73,835,278	195,586	(1)	74,030,864

Total Fixed Income	—	221,983,733	214,258	**	222,197,991

Short-Term Investments
Investment of Cash Collateral for Securities Loaned	3,582,468	—	—		3,582,468
Repurchase Agreements	—	22,566,514	—		22,566,514
Treasury Bills	—	74,914,207	—		74,914,207

Total Short-Term Investments	3,582,468	97,480,721	—		101,063,189

Purchased Options	19,473	—	—		19,473

Total Investments in Securities in Assets	$81,650,570	$320,122,927	$738,142	**	$402,511,639

Unfunded Loan Commitments***	—	(457,712)	—		(457,712)

Short Sales
Common Stocks	(11,981,176)	—	—		(11,981,176)
Exchange-Traded Funds	(6,447)	—	—		(6,447)

Total Short Sales	(11,987,623)	—	—		(11,987,623)

Total Investments in Securities in Liabilities	$(11,987,623)	$—	$—		$(11,987,623)

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$135,378	$—	$—		$135,378
Futures	678,084	—	—		678,084
Swaps - Credit Default	—	89,207	—		89,207
Written Options	(2,555)	—	—		(2,555)

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

**	Significant unobservable inputs were used in determining the value of portfolio securities for the Alternative Strategies Fund .

***	Unfunded Loan Commitments are shown at the unrealized appreciation (depreciation).

(1)

These securities were priced by a pricing service; however, the Advisor/Sub-Advisor used their fair value procedures based on other inputs which more accurately reflected the current fair value of these securities.

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High Income Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Equity(a)
Common Stocks	$—	$29,598	$35,326	**	$64,924
Preferred Stocks	2,712,209	—	—		2,712,209

Total Equity	2,712,209	29,598	35,326	**	2,777,133

Fixed Income
Asset-Backed Securities	—	22,358,495	—		22,358,495
Bank Loans	—	27,276,732	—		27,276,732
Convertible Bonds	—	650,664	—		650,664
Corporate Bonds	—	49,645,774	111,744	**	49,757,518
Government Securities & Agency Issue	—	7,051,021	—		7,051,021
Mortgage-Backed Securities	—	13,603,515	—		13,603,515
Municipal Bonds	—	4,839	—		4,839

Total Fixed Income	—	120,591,040	111,744	**	120,702,784

Short-Term Investments
Investment of Cash Collateral for Securities Loaned	911,105	—	—		911,105
Money Market Funds	3,337,179	—	—		3,337,179
Repurchase Agreements	—	13,419,947	—		13,419,947
Treasury Bills	—	98,870	—		98,870

Total Short-Term Investments	4,248,284	13,518,817	—		17,767,101

Purchased Options	56,632	—	—		56,632

Total Investments in Securities	$7,017,125	$134,139,455	$147,070	**	$141,303,650

Unfunded Loan Commitments***	—	(15,768)	—		(15,768)

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$28,210	$—	$—		$28,210
Futures	(17,815)	—	—		(17,815)
Swaps - Interest Rate	—	1,724	—		1,724
Swaps - Credit Default	—	3,028	—		3,028
Written Options	(255,161)	—	—		(255,161)

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

**	Significant unobservable inputs were used in determining the value of portfolio securities for the High Income Fund.

***	Unfunded Loan Commitments are shown at the unrealized appreciation (depreciation).

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NOTES TO FINANCIAL STATEMENTS – (Continued)

Dolan McEniry Corporate Bond Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Fixed Income
Corporate Bonds	$—	$330,496,657	$—	$330,496,657

Total Fixed Income	—	330,496,657	—	330,496,657

Short-Term Investments
Investment of Cash Collateral for Securities Loaned	3,989,860	—	—	3,989,860
Treasury Bills	—	2,440,980	—	2,440,980

Total Short-Term Investments	3,989,860	2,440,980	—	6,430,840

Total Investments in Securities	$3,989,860	$332,937,637	$—	$336,927,497

APA Enhanced Income Municipal Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Fixed Income
Municipal Bonds	$—	$9,512,460	$—	$9,512,460

Total Fixed Income	—	9,512,460	—	9,512,460

Total Investments in Securities	$—	$9,512,460	$—	$9,512,460

DBi Managed Futures Strategy ETF (Consolidated)

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Short-Term Investments
Repurchase Agreements	$—	$368,009	$—	$368,009
Treasury Bills	—	990,874,800	—	990,874,800

Total Short-Term Investments	—	991,242,809	—	991,242,809

Total Investments in Securities	$—	$991,242,809	$—	$991,242,809

Other Financial Instruments*
Futures	$4,300,473	$—	$—	$4,300,473

*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

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NOTES TO FINANCIAL STATEMENTS – (Continued)

Berkshire Dividend Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$8,708,478	$—	$—	$8,708,478

Total Equity	8,708,478	—	—	8,708,478

Short-Term Investments
Repurchase Agreements	—	137,341	—	137,341

Total Investments in Securities	$8,708,478	$137,341	$—	$8,845,819

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

Note 7 – Commitments and Contingencies

The Funds may make commitments pursuant to bridge loan facilities. Such commitments typically remain off balance sheet as it is more likely than not, based on good faith judgement of the Advisor, that such bridge facilities will not ever fund. As of December 31, 2024, the High Income Fund had $386,583 outstanding bridge facility commitments.

Note 8 – Other Derivative Information

At December 31, 2024, the Funds are invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

Alternative Strategies Fund (Consolidated)
		Derivative Assets		Derivative Liabilities
Risk		Statements of Assets and Liabilities Location	Fair Value Amount	Statements of Assets and Liabilities Location	Fair Value Amount
Currency		Unrealized gain on forward foreign currency exchange contracts	$135,839	Unrealized loss on forward foreign currency exchange contracts	$(461)
		Unrealized gain on futures contracts*	602,844	Unrealized loss on futures contracts*	(1,659)
Commodity		Unrealized gain on futures contracts*	21,828	Unrealized loss on futures contracts*	(67,749)
Interest rate		Unrealized gain on futures contracts*	1,126,883	Unrealized loss on futures contracts*	(187,207)
Credit		Unrealized gain on swap contracts**	1,132,937	Unrealized loss on swap contracts**	(1,043,730)
Equity		Unrealized gain on futures contracts*	113,756	Unrealized loss on futures contracts*	(930,612)
		Investments in securities(1)	19,473	Written options	(2,555)

	Total		$3,153,560		$(2,233,973)

*  Includes cumulative appreciation/depreciation on futures contracts described previously. Only current day’s variation margin is reported within the Consolidated Statements of Assets and
Liabilities.

**  Includes cumulative appreciation/depreciation on centrally cleared swaps.

(1)   The Consolidated Statements of Assets and Liabilities location for “Purchased Options” is
“Investments in securities”.

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NOTES TO FINANCIAL STATEMENTS – (Continued)

High Income Fund
		Derivative Assets		Derivative Liabilities
Risk		Statements of Assets and Liabilities Location	Fair Value Amount	Statements of Assets and Liabilities Location	Fair Value Amount
Currency		Unrealized gain on forward foreign currency exchange contracts	$28,210	Unrealized loss on forward foreign currency exchange contracts	$—
		Investments in securities	34,724	Written options	—
Interest rate		Unrealized gain on swap contracts**	1,724	Unrealized loss on swap contracts	—
		Unrealized gain on futures contracts*	760	Unrealized loss on futures contracts*	(18,575)
		Investments in securities(1)	19,265	Written options	(21,076)
Credit		Unrealized gain on swap contracts**	3,175	Unrealized loss on swap contracts**	(147)
Equity		Investments in securities(1)	2,643	Written options	(234,085)

	Total		$90,501		$(273,883)

*  Includes cumulative appreciation/depreciation on futures contracts described previously. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

**  Includes cumulative appreciation/depreciation on centrally cleared swaps.

(1)   The Statements of Assets and Liabilities location for “Purchased Options” is “Investments in securities”.

DBi Managed Futures Strategy ETF (Consolidated)
		Derivative Assets		Derivative Liabilities
Risk		Statements of Assets and Liabilities Location	Fair Value Amount	Statements of Assets and Liabilities Location	Fair Value Amount
Currency		Unrealized gain on futures contracts*	$13,206,020	Unrealized loss on futures contracts*	$(1,131,007)
Commodity		Unrealized gain on futures contracts*	637,291	Unrealized loss on futures contracts*	(428,545)
Interest rate		Unrealized gain on futures contracts*	3,083,109	Unrealized loss on futures contracts*	(815,506)
Equity		Unrealized gain on futures contracts*	612,234	Unrealized loss on futures contracts*	(10,863,123)

	Total		$17,538,654		$(13,238,181)

	* Includes cumulative appreciation/depreciation on futures contracts described previously. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS – (Continued)

For the year ended December 31, 2024, the effect of derivative contracts in the Funds’ Statements of Operations were as follows:

Alternative Strategies Fund (Consolidated)
		Statements of Operations
Risk		Derivative Type	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Notional Amount
Currency		Forward foreign currency exchange contracts	$(40,268)	$590,925	15,113,912	(a)
		Future contracts	4,812,099	914,854	71,749,561	(b)
Commodity		Future contracts	1,056,960	(119,351)	13,658,614	(b)
Interest rate		Future contracts	(4,930,971)	2,249,005	327,307,321	(b)
		Purchased option contracts	(1,598)	4,054	202	(d)
		Written option contracts	163,216	555	202	(d)
Credit		Swap contracts	268,810	(220,634)	435,222,083	(b)(c)
Equity		Swap contracts	(1,947,678)	841,155	25,474,040	(b)(c)
		Future contracts	5,587,828	(742,740)	58,393,644	(b)
		Purchased option contracts	(144,021)	(33,161)	397	(d)
		Written option contracts	93,324	1,102	93	(d)

	Total		$4,917,701	$3,485,764

(a)	Average notional values are based on the average of monthly end contract values for the year ended December 31, 2024.

(b)	Average notional values are based on the average of monthly end notional balances for the year ended December 31, 2024.

(c)	Notional amount is denoted in local currency.

(d)	Average contracts are based on the average of monthly end contracts for the year ended December 31, 2024.

High Income Fund
		Statements of Operations
Risk		Derivative Type	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Notional Amount
Currency		Forward foreign currency exchange contracts	$85,617	$48,118	1,386,563	(a)
		Purchased option contracts	—	4,589	365,500	(b)
Interest rate		Swap contracts	381	1,724	25,000	(b)(c)
		Future contracts	(79,430)	(94,290)	7,389,482	(b)
		Purchased option contracts	23,767	7,207	3,463,533	(b)
		Written option contracts	(27,548)	448	2,239,367	(b)
Credit		Swap contracts	(58,616)	36,248	1,266,704	(b)(c)
Equity		Swap contracts	(1,230)	(460)	54,184	(b)(c)
		Purchased option contracts	(28,347)	(43,922)	2,189	(d)
		Written option contracts	1,174,594	(119,702)	40	(d)

	Total		$1,089,188	$(160,040)

(a)	Average notional values are based on the average of monthly end contract values for the year ended December 31, 2024.

(b)	Average notional values are based on the average of monthly end notional balances for the year ended December 31, 2024.

(c)	Notional amount is denoted in local currency.

(d)	Average contracts are based on the average of monthly end contracts for the year ended December 31, 2024.

Notes to Financial Statements	107

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NOTES TO FINANCIAL STATEMENTS – (Continued)

DBi Managed Futures Strategy ETF (Consolidated)
		Statements of Operations
Risk		Derivative Type	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Notional Amount(a)
Currency		Future contracts	$42,557,193	$14,583,232	844,416,989
Commodity		Future contracts	19,243,807	(395,105)	220,897,503
Interest rate		Future contracts	(88,381,434)	9,193,293	1,074,530,716
Equity		Future contracts	8,026,689	(7,692,551)	570,846,762

	Total		$(18,553,745)	$15,688,869

(a)	Average notional values are based on the average of monthly end notional balances for the year ended December 31, 2024.

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

At December 31, 2024, Global Select Fund, International Fund, Alternative Strategies Fund, High Income Fund, DBi Managed Futures Strategy ETF, and Berkshire Dividend Growth ETF had investments in repurchase agreements with a gross value of $1,307,924, $4,238,002, $22,566,514, $13,419,947, $368,009, and $137,341, respectively, which are reflected as repurchase agreements on the Statements of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at December 31, 2024.

The following tables represent the disclosure for derivative instruments related to offsetting assets and liabilities for each of the Funds as of December 31, 2024:

iMGP Alternative Strategies Fund (Consolidated)
	Derivative Assets					Derivative Liabilities
Counterparty	Purchased Options	Futures(1)	Swaps(2)	Forward Currency Contracts	Total	Futures(1)	Swaps(2)	Forward Currency Contracts	Written Options	Total	Net Derivative Asset (Liabilities)	Collateral (Received) Pledged(3)	Net Amount
Bank of America N.A.	$—	$—	$—	$64,107	$64,107	$—	$—	$—	$—	$—	$64,107	$—	$64,107
Citigroup Global Markets, Inc.	—	350,784	—	—	350,784	(6,127)	—	—	—	(6,127)	344,657	—	344,657
Goldman Sachs & Co.	—	873,237	—	—	873,237	(1,031,051)	—	—	—	(1,031,051)	(157,814)	157,814	—
JPMorgan Chase Bank N.A.	—	641,290	—	8,693	649,983	(150,049)	—	—	—	(150,049)	499,934	—	499,934
Morgan Stanley & Co.	19,473	—	—	63,039	82,512	—	—	(461)	(2,555)	(3,016)	79,496	—	79,496

Total	$19,473	$1,865,311	$—	$135,839	$2,020,623	$(1,187,227)	$—	$(461)	$(2,555)	$(1,190,243)	$830,380	$157,814	$988,194

(1)

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Notes to Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilites.

(2)

Does not include the unrealized appreciation (depreciation) of centrally cleared swaps as reported in the Notes to Consolidated Schedule of Investments. Only the variation margin is reported within the Consolidated Statement of Assets and Liabilities.

(3)	The actual collateral pledged (received) may be more than the amounts shown.

108	Litman Gregory Funds Trust

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NOTES TO FINANCIAL STATEMENTS – (Continued)

iMGP High Income Fund
	Derivative Assets					Derivative Liabilities
Counterparty	Purchased Options	Futures(1)	Swaps(2)	Forward Currency Contracts	Total	Futures(1)	Swaps(2)	Forward Currency Contracts	Written Options	Total	Net Derivative Asset (Liabilities)	Collateral (Received) Pledged(3)	Net Amount
BNP Paribas S.A.	$601	$—	$—	$—	$601	$—	$—	$—	$—	$—	$601	$—	$601
Bank of America N.A.	34,123	—	—	316	34,439	—	—	—	—	—	34,439	—	34,439
Barclays Bank Plc	—	—	—	26,237	26,237	—	—	—	—	—	26,237	—	26,237
Citibank N.A.	—	—	—	1,657	1,657	—	—	—	—	—	1,657	—	1,657
Goldman Sachs & Co.	283	760	—	—	1,043	(18,575)	—	—	—	(18,575)	(17,532)	17,532	—
Morgan Stanley & Co.	21,625	—	2,682	—	24,307	—	—	—	(21,076)	(21,076)	3,231	—	3,231
UBS Securities LLC	—	—	—	—	—	—	—	—	(234,085)	(234,085)	(234,085)	—	(234,085)

Total	$56,632	$760	$2,682	$28,210	$88,284	$(18,575)	$—	$—	$(255,161)	$(273,736)	$(185,452)	$17,532	$(167,920)

(1)

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Notes to Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilites.

(2)

Does not include the unrealized appreciation (depreciation) of centrally cleared swaps as reported in the Notes to Schedule of Investments. Only the variation margin is reported within the Statement of Assets and Liabilities.

(3)	The actual collateral pledged (received) may be more than the amounts shown.

DBi Managed Futures Strategy ETF (Consolidated)
	Derivative Assets					Derivative Liabilities
Counterparty	Purchased Options	Futures(1)	Swaps	Forward Currency Contracts	Total	Futures(1)	Swaps	Forward Currency Contracts	Written Options	Total	Net Derivative Asset (Liabilities)	Collateral (Received) Pledged(2)	Net Amount
Goldman Sachs & Co.	$—	$8,771,066	$—	$—	$8,771,066	$(6,609,647)	$—	$—	$—	$(6,609,647)	$2,161,419	$—	$2,161,419
Societe Generale	—	8,767,588	—	—	8,767,588	(6,628,534)	—	—	—	(6,628,534)	2,139,054	—	2,139,054

Total	$—	$17,538,654	$—	$—	$17,538,654	$(13,238,181)	$—	$—	$—	$(13,238,181)	$4,300,473	$—	$4,300,473

(1)

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments in Futures. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilites.

(2)	The actual collateral pledged (received) may be more than the amounts shown.

Note 9 – Income Taxes and Distributions to Shareholders

As of December 31, 2024, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Global Select Fund	International Fund	Small Company Fund
Tax cost of Investments	$90,483,713	$162,811,190	$44,259,121
Gross Tax Unrealized Appreciation	16,507,871	31,816,351	10,170,218
Gross Tax Unrealized Depreciation	(6,452,954)	(25,884,538)	(2,676,555)

Net Tax unrealized appreciation (depreciation) on investments	10,054,917	5,931,813	7,493,663
Net Tax unrealized appreciation (depreciation) on foreign currency	(39,125)	(91,952)	—

Net Tax unrealized appreciation (depreciation)	10,015,792	5,839,861	7,493,663

Undistributed Ordinary Income	64,876	—	95,623

Undistributed Long-Term Capital Gains	2,573,357	—	1,321,661

Capital Loss Carry Forward	—	(24,645,822)	—

Late Year Ordinary Loss Deferral	—	(8,098)	—

Other Accumulated Gains	—	—	—

Total accumulated gain/(loss)	$12,654,025	$(18,814,059)	$8,910,947

Notes to Financial Statements	109

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NOTES TO FINANCIAL STATEMENTS – (Continued)

	Alternative Strategies Fund (Consolidated)	High Income Fund	Dolan McEniry Corporate Bond Fund	APA Enhanced Income Municipal Fund
Tax cost of Investments and derivatives	$460,961,479	$143,217,582	$339,388,625	$9,500,248
Gross Tax Unrealized Appreciation	22,553,532	1,959,963	1,029,037	20,564
Gross Tax Unrealized Depreciation	(93,497,518)	(4,201,456)	(3,490,165)	(8,352)

Net Tax unrealized appreciation (depreciation) on investments and derivatives	(70,943,986)	(2,241,493)	(2,461,128)	12,212
Net Tax unrealized appreciation (depreciation) on foreign currency	(26,755)	29,445	—	—

Net Tax unrealized appreciation (depreciation)	(70,970,741)	(2,212,048)	(2,461,128)	12,212

Tax Exempt Income	—	—	—	3,008

Undistributed Ordinary Income	4,004,475	156,016	20,516	9

Undistributed Long-Term Capital Gains	—	—	—	—

Capital Loss Carry Forward	(58,923,565)	(2,062,129)	(2,786,360)	—

Late Year Ordinary Loss Deferral	—	—	—	—

Straddle Loss Deferral	(678,996)	—	—	—

Other Accumulated Losses	(3,705)	—	—	—

Total accumulated gain/(loss)	$(126,572,532)	$(4,118,161)	$(5,226,972)	$15,229

	DBi Managed Futures Strategy ETF (Consolidated)	Berkshire Dividend Growth ETF
Tax cost of Investments and derivatives	$993,581,714	$8,413,832
Gross Tax Unrealized Appreciation	17,122	808,805
Gross Tax Unrealized Depreciation	(2,356,027)	(376,818)

Net Tax unrealized appreciation (depreciation) on investments and derivatives	(2,338,905)	431,987
Net Tax unrealized appreciation (depreciation) on foreign currency	—	—

Net Tax unrealized appreciation (depreciation)	(2,338,905)	431,987

Undistributed Ordinary Income	220,815	—

Undistributed Long-Term Capital Gains	—	—

Capital Loss Carry Forward	(137,506,465)	—

Late Year Ordinary Loss Deferral	—	—

Post-October Capital Losses Deferral	—	(13,244)

Other Accumulated Gains	208,746	—

Total accumulated gain/(loss)	$(139,415,809)	$418,743

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to wash sales, premium amortization accruals, forward foreign currency exchange contracts mark to market, futures contracts mark to market, options contracts mark to market, swap contracts mark to market, passive foreign investment company adjustments, partnership basis adjustments, constructive sales, 305(c) adjustment, and REIT and Non REIT ROC basis adjustments.

For the year or period ended December 31, 2024, capital loss carry over used in current year was as follows:

Fund	Capital Loss Carryover Utilized Short-Term	Capital Loss Carryover Utilized Long-Term
International Fund	$3,040,301	$6,959,830
Alternative Strategies Fund (Consolidated)	2,878,711	142,214
High Income Fund	406,874	422,678
Berkshire Dividend Growth ETF	49	—

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NOTES TO FINANCIAL STATEMENTS – (Continued)

The capital loss carry forwards for each Fund were as follows:

	International Fund	Alternative Strategies Fund (Consolidated)	High Income Fund	Dolan McEniry Corporate Bond Fund	DBi Managed Futures Strategy ETF
Capital Loss Carryforwards
Perpetual Short-Term	$(24,645,822)	$(34,394,940)	$(212,509)	$—	$(40,024,985)
Perpetual Long-Term	—	(24,528,625)	(1,849,620)	(2,786,360)	(97,481,480)

Total	$(24,645,822)	$(58,923,565)	$(2,062,129)	$(2,786,360)	$(137,506,465)

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year or period ended December 31, 2024, the following table shows the reclassifications made:

Fund	Accumulated Distributable Earnings (Deficit)	Paid In Capital
Global Select Fund*	$(785,746)	$785,746
International Fund*	—	—
Small Company Fund*	(468,858)	468,858
Alternative Strategies Fund (Consolidated)*	(1,799,683)	1,799,683
High Income Fund*	(53,551)	53,551
Dolan McEniry Corporate Bond Fund*	—	—
APA Enhanced Income Municipal Fund*	—	—
DBi Managed Futures Strategy ETF (Consolidated)*	6,618,626	(6,618,626)
Berkshire Dividend Growth ETF*	712	(712)

*

The permanent differences primarily relate to premium amortization, foreign currency gains/losses, paydown gains/losses, passive foreign investment company gains/losses, swaps adjustments, Subsidiary adjustments, equalization adjustments, and tax treatment of partnerships.

The tax composition of dividends for the year or period ended December 31, 2024 and the year ended December 31, 2023 were as follows:

	2024			2023
Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Long-Term Capital Gain	Return of Capital
Global Select Fund	$5,246,423	$1,736,025	$—	$982,632	$3,697,048	$—
International Fund	1,811,056	—	290,953	2,248,768	—	—
Small Company Fund	1,539,520	6,219,116	—	347,833	3,594,970	—
Alternative Strategies Fund (Consolidated)	20,002,547	—	—	32,887,667	—	—
High Income Fund	7,012,938	—	—	5,462,695	—	—
Dolan McEniry Corporate Bond Fund	11,405,926	—	—	5,685,475	—	—
DBi Managed Futures Strategy ETF (Consolidated)	63,321,703	—	—	18,430,660	—	1,658,620
Berkshire Dividend Growth ETF	114,804	13,564	—	11,250	—	—

The Funds did not have any unrecognized tax benefits at December 31, 2024, nor were there any increases or decreases in unrecognized tax benefits for the year or period ended December 31, 2024. The Funds are subject to examination by the U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 10 – Line of Credit

The Trust has an unsecured, uncommitted $75,000,000 line of credit with the Custodian, for the Global Select Fund, International Fund, Small Company Fund, High Income Fund, and Dolan McEniry Corporate Bond Fund (the “Five Funds”) expiring on April 25, 2025. Under this agreement, borrowing interest rate is equal to the sum of applicable margin of 1.00%, and applicable rate of 0.10%, plus the higher of (i) the Federal Funds Effective Rate and (ii) Overnight Bank Funding Rate. There is no annual commitment fee on the uncommitted line of credit. There was a $25,000 annual administrative fee charged at the May 1, 2024 renewal. The Trust also has a secured, uncommitted $125,000,000

Notes to Financial Statements	111

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NOTES TO FINANCIAL STATEMENTS – (Continued)

line of credit for the Alternative Strategies Fund with the Custodian, expiring on July 17, 2025. There is no annual commitment fee but, a non-refundable up-front fee of $50,000 paid for each yearly amendment. The line of credit is secured by a general security interest in substantially all of the Alternative Strategies Fund’s assets. Under this agreement, the borrowing rate is the Overnight Margin (1.25%) plus the higher of (i) the Federal Funds Effective Rate and (ii) the Overnight Bank Funding Rate.

Amounts outstanding to the Five Funds under the Facility at no time shall exceed in the aggregate at any time the least of (a) $75,000,000; (b) 10% of the value of the total assets of each Fund less such Fund’s total liabilities not represented by senior securities less the value of any assets of the Fund pledged to, or otherwise segregated for the benefit of a party other than the Custodian and in connection with a liability not reflected in the calculation of the Fund’s total liabilities. Amounts outstanding for the Alternative Strategies Fund at no time shall exceed in the aggregate at any time the lesser of the (a) Borrowing Base, (b) the Facility amount of $125,000,000 and (c) should not have an aggregate amount of outstanding senior securities representing indebtedness the least of (i) 33 1/3% of the Alternative Strategies Fund’s net assets and (ii) the maximum amount that the Fund would be permitted to incur pursuant to applicable law.

For the year ended December 31, 2024, the Funds had borrowings under the Agreements as follows:

Fund	Interest expense	Average borrowing amount*	Average borrowing rate*	Maximum borrowing amount	Outstanding balance**
Global Select Fund	$7,764	$1,008,163	5.721%	$6,000,000	$1,200,000
International Fund	12,324	23,000,000	6.430	23,000,000	—
Small Company Fund	14,978	3,580,769	5.940	6,100,000	4,400,000
High Income Fund	—	—	—	—	—
Alternative Strategies Fund	254,383	14,171,717	6.531	50,000,000	—
Dolan McEniry Corporate Bond Fund	—	—	—	—	—

*	Average borrowing amount and average borrowing rate for the period the line was drawn.

**	Outstanding balance at December 31, 2024.

Note 11 – Principal Risks

Below are summaries of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s net asset value, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read a Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.

•

Asset-Backed Securities Risk. This is the risk that the impairment of the value of the collateral underlying a security in which the Alternative Strategies Fund and the High Income Fund invest, such as the non-payment of loans, will result in a reduction in the value of the security. The value of these securities may also fluctuate in response to the market’s perception of the value of issuers or collateral.

•

Below Investment-Grade Fixed Income Securities Risk. This is the risk of investing in below investment-grade fixed income securities (also known as “junk bonds”), which may be greater than that of higher rated fixed income securities. These securities are rated Ba1 through C by Moody’s Investors Service (“Moody’s”) or BB+ through D by Standard & Poor’s Rating Group (“S&P”) (or comparably rated by another nationally recognized statistical rating organization), or, if not rated by Moody’s or S&P, are considered by the sub-advisors to be of similar quality. These securities have greater risk of default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain. There is no limit to the Alternative Strategies Fund’s ability to invest in below investment-grade fixed income securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in below investment-grade fixed income securities.

•	Capital Structure Arbitrage Risk. The perceived mispricing identified by the sub-advisor may not disappear or may even increase, in which case losses may be realized.

•

Collateral Risk. If the Alternative Strategies Fund, High Income Fund, and DBi Managed Futures Strategy ETF’s financial instruments are secured by collateral, the issuer may have difficulty liquidating the collateral and/or the Fund may have difficulty enforcing its rights under the terms of the securities if an issuer defaults. Collateral may be insufficient or the Fund’s right to the collateral may be set aside by a court. Collateral will generally consist of assets that may not be readily liquidated, including for example, equipment, inventory, work in the process of manufacture, real property and payments to become due under contracts or other receivable obligations. There is no assurance that the liquidation of those assets would satisfy an issuer’s obligations under a financial instrument. Non-affiliates and affiliates of issuers of financial instruments may provide collateral in the form of secured and unsecured guarantees and/or security interests in assets that they own, which may also be insufficient to satisfy an issuer’s obligations under a financial instrument.

•

Collateralized Loan Obligations and Collateralized Debt Obligations Risk. Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk and yield. CLOs may

112	Litman Gregory Funds Trust

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NOTES TO FINANCIAL STATEMENTS – (Continued)

experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The Alternative Strategies Fund and High Income Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.

Collateralized debt obligations (“CDOs”) are structured similarly to CLOs and bear the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than loans including securities (such as other asset-backed securities), synthetic instruments or bonds and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Fund invests. For example, CDOs that obtain their exposure through synthetic investments entail the risks associated with derivative instruments.

•

Commodity Risk. Exposure to the commodities markets (including financial futures markets) may subject the DBi Managed Futures Strategy ETF, through its investment in a wholly-owned subsidiary (the “Subsidiary”), and the Alternative Strategies Fund, through its investment in a wholly-owned subsidiary (the “Alternative subsidiary”), which are each organized under the laws of the Cayman Islands and is advised by its respective sub-advisor, to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies, public health crises and trade or price wars among commodity producers or buyers. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

•

Communications Services Sector Risk. A Fund may invest a portion of its assets in the communications services sector. Media and communications companies may be significantly affected by product and service obsolescence due to technological advancement or development, competitive pressures, substantial capital requirements, fluctuating demand and changes in regulation.

•

Consumer Discretionary Sector Risk. A Fund may invest a portion of its assets in the consumer discretionary sector. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

•

Consumer Staples Sector Risk. Certain of the Funds, through the implementation of their respective investment strategies, may from time to time invest a significant portion of their assets in the consumer staples sector, which includes, for example, the food and staples retailing industry, the food, beverage and tobacco industry and the household and personal products industry. This sector can be significantly affected by, among other factors, the regulation of various product components and production methods, marketing campaigns and changes in the global economy, consumer spending and consumer demand. Tobacco companies, in particular, may be adversely affected by new laws, regulations and litigations. Companies in the consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

•

Convertible Arbitrage Risk. Arbitrage strategies involve engaging in transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. A Fund may realize losses or reduced rate of return if underlying relationships among securities in which investment positions are taken change in an adverse manner or a transaction is unexpectedly terminated or delayed. Trading to seek short-term capital appreciation can be expected to cause the Fund’s portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company, resulting in higher transaction costs and additional capital gains tax liabilities.

•

Convertible Securities Risk. This is the risk that the market value of convertible securities may fluctuate due to changes in, among other things, interest rates; other general economic conditions; industry fundamentals; market sentiment; the issuer’s operating results, financial statements, and credit ratings; and the market value of the underlying common or preferred stock.

•

Corporate Debt Obligations Risk. Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations. Therefore, the Alternative Strategies Fund, the High Income Fund, and the Dolan McEniry Corporate Bond Fund may be indirectly exposed to such risks associated with corporate debt obligations.

•

Country/Regional Risk. World events – such as political upheaval, financial troubles, or natural disasters – may adversely affect the value of securities issued by companies in foreign countries or regions. Because each of the Global Select Fund and International Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. This risk is heightened in emerging markets.

•

Currency Risk. This is the risk that investing in foreign currencies may expose the Fund to fluctuations in currency exchange rates and that such fluctuations in the exchange rates may negatively affect an investment related to a currency or denominated in a foreign

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NOTES TO FINANCIAL STATEMENTS – (Continued)

currency. The Alternative Strategies Fund may invest in foreign currencies for investment and hedging purposes. All of the Funds may invest in foreign currencies for hedging purposes.

•

Cybersecurity Risk. Information and technology systems relied upon by the Funds, the Advisor, the sub-advisors, the Funds’ service providers (including, but not limited to, Fund accountants, custodians, transfer agents, administrators, distributors and other financial intermediaries) and/or the issuers of securities in which a Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Advisor has implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors). Such a failure could also harm the reputation of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests, subject such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance.

•

Derivatives Risk. This is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile and that the insolvency of the counterparty to a derivative instrument could cause the Fund to lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.

•

Options Risk. This is the risk that an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves and may be subject to a complete loss of the amounts paid as premiums to purchase the options.

•

Futures Contracts Risk. This is the risk that an investment in futures contracts may be subject to losses that exceed the amount of the premiums paid and may subject the Fund’s net asset value to greater volatility.

•

P-Notes Risk. This is the risk that the performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the P-Notes seek to replicate. Investments in P-Notes involve risks normally associated with a direct investment in the underlying securities as well as additional risks, such as counterparty risk.

•

Swaps Risk. Risks inherent in the use of swaps include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.

•

Emerging Markets Risk. A Fund may invest a portion of its assets in emerging market countries. Emerging market countries are those with immature economic and political structures, and investing in emerging markets entails greater risk than in developed markets. Such risks could include those related to government dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

•

Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

•	ETF Risk. The DBi Managed Futures Strategy ETF and the Berkshire Dividend Growth ETF are each an ETF, and, as a result of an ETF’s structure, each is exposed to the following risks:

•

Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

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•

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•

Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

•

European Investment Risk. Each of the Global Select Fund and International Fund may invest a significant portion of its assets in issuers based in Western Europe and the United Kingdom (“UK”). The economies of countries in Europe are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Efforts by the member countries of the European Union (“EU”) to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the potential investment benefits of diversification within the region. However, the substance of these policies may not address the needs of all European economies. European financial markets have in recent years experienced increased volatility due to concerns with some countries’ high levels of sovereign debt, budget deficits and unemployment. Markets have also been affected by the withdrawal of the UK from the EU (an event commonly known as “Brexit”). On January 31, 2020, the UK officially withdrew from the EU. While the long-term consequences of Brexit remain unclear, Brexit has already resulted in periods of volatility in European and global financial markets. There remains significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic and market outcomes are difficult to predict. The U.K. and Europe may be less stable than they have been in recent years, and investments in the U.K. and the EU may be difficult to value, or subject to greater or more frequent volatility. In the longer term, there is likely to be a period of significant political, regulatory and commercial uncertainty as the U.K. seeks to negotiate the terms of its future trading relationships. The U.K. and European economies and the broader global economy could be significantly impacted, which could potentially have an adverse effect on the value of a Fund’s investments. Brexit may also cause additional member states to contemplate departing from the EU, which would likely perpetuate political and economic instability in the region and cause additional market disruption in global financial markets.

•

Event-Driven Risk. Event-driven strategies seek to profit from the market inefficiencies surrounding market events, such as mergers, acquisitions, asset sales, restructurings, refinancings, recapitalizations, reorganizations or other special situations. Event-driven investing involves attempting to predict the outcome of a particular transaction as well as the optimal time at which to commit capital to it. Event-driven opportunities involve difficult legal as well as financial analysis, as some of the principal impediments to the consummation of major corporate events are often legal or regulatory rather than economic. In addition, certain of the securities issued in the context of major corporate events include complex call, put and other features, and it is difficult to precisely evaluate the terms and embedded option characteristics of these securities. A Fund may take both long and short positions in a wide range of securities, derivatives and other instruments in implementing its event-driven strategies.

•

Financial Sector Risk. A Fund may invest a portion of its assets in the financial services sector and, therefore, the performance of the Fund could be negatively impacted by events affecting this sector, including changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt and the availability and cost of capital.

•

Fixed Income Securities Risk. Interest rates may go up resulting in a decrease in value of the securities held by a Fund. Fixed income securities held by a Fund are also subject to interest rate risk, credit risk, call risk and liquidity risk, which are more fully described below.

•

Credit Risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest. A credit rating assigned to a particular debt security is essentially an opinion as to the credit quality of an issuer and may prove to be inaccurate. There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.

•

Interest Rate Risk. Interest rates may go up resulting in a decrease in the value of the securities held by a Fund. Interest rates have been historically low, so a Fund faces a heightened risk that interest rates may rise. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.

•	Call Risk. During periods of declining interest rates, a bond issuer may “call” or repay its high yielding bonds before their maturity dates.

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•

Liquidity Risk. Certain securities may be difficult or impossible to sell at the time and the price that a Fund would like. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. The values of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in closing out positions in these securities at prevailing market prices.

•

Foreign Investment and Emerging Markets Risks. This is the risk that an investment in foreign (non-U.S.) securities may cause the Funds to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to factors such as currency conversion rate fluctuations, currency blockages, political and economic instability, differences in financial reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, and smaller and less-strict regulation of securities markets. These risks are greater in emerging markets. There is no limit to the Alternative Strategies Fund’s ability to invest in emerging market securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in emerging market securities; however, some Funds may invest a portion of their assets in stocks of companies based outside of the United States.

•

Forward Contracts Risk. Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties in an amount and at a price set at the time of the contract. At the maturity of a forward contract, a fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. A Fund may invest in non-deliverable forwards, which are cash-settled, short-term forward contracts on foreign currencies that are non-convertible and that may be thinly traded or illiquid. The use of forward contracts involves various risks, including the risks associated with fluctuations in foreign currency and the risk that the counterparty will fail to fulfill its obligations.

•

General Market Risk; Recent Market Events. The value of a Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for a Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of a Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

•

Healthcare Sector Risk. A Fund may invest a portion of its assets in the healthcare sector. The profitability of companies in the healthcare sector may be adversely affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

•

High-Yield Fixed Income Securities Risk. The fixed income securities held by a Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

•

Industrial Sector Risk. A Fund may invest a portion of its assets in the industrial sector. Companies in the industrial sector could be affected by, among other things, government regulation, world events and global economic conditions, insurance costs, and labor relations issues.

•

Investment in Investment Companies Risk. This is the risk that investing in other investment companies, including ETFs, CEFs, BDCs, unit investment trusts and open-end funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the High Income Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares. BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets. Shares of CEFs also frequently trade at a discount to their net asset value for those and other reasons.

•

Investment Selection Risk. The specific investments held in the Fund’s investment portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

•

Investments in Loan Risk. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate.

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Loans are often generally below investment grade and may be unrated. The Alternative Strategies Fund and the High Income Fund’s investments in loans can also be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Fund is also subject to the risk that the value of the collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants, if any, more difficult for the Fund as legal action may have to go through the issuer of the participations. Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. In addition, many banks have been weakened by the recent financial crisis, and it may be difficult for the Fund to obtain an accurate picture of a lending bank’s financial condition.

•

Japanese Investment Risk. Japan may be subject to political, economic, nuclear and labor risks, among others. Any of these risks, individually or in the aggregate, can impact an investment made in Japan. The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. Since 2000, Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may remain low in the future. The Japanese economy faces several concerns, including a financial system with large levels of nonperforming loans, overleveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, large government deficits, heavy dependence on international trade and oil and other commodity imports, an aging workforce and significant population decline, sometimes unpredictable national politics, political tensions with China, and natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis. Any of these concerns could negatively affect the value of Japanese investments.

•

Large Shareholder Purchase and Redemption Risk. This is the risk that a Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

•

Leverage Risk. This is the risk that leverage may cause the effect of an increase or decrease in the value of the Alternative Strategies Fund’s portfolio securities to be magnified and the Fund to be more volatile than if leverage was not used. Leverage may result from certain transactions, including the use of derivatives and borrowing. Under normal circumstances, the Alternative Strategies Fund may borrow amounts up to one third of the value of its total assets except that it may exceed this limit to satisfy redemption requests or for other temporary purposes.

•

Liquidity and Valuation Risk. It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by iM Global for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what iM Global believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. These risks may be heightened for fixed-income instruments because of the near historically low interest rate environment as of the date of this prospectus. Based on its investment strategies, a significant portion of the Fund’s investments can be difficult to value and potentially less liquid and thus particularly prone to the foregoing risks.

•

Managed Futures Strategy Risk. In seeking to achieve its investment objective, the DBi Managed Futures Strategy ETF will utilize various investment strategies that involve the use of complex investment techniques, and there is no guarantee that these strategies will succeed. The use of such strategies and techniques may subject the Fund to greater volatility and loss. There can be no assurance that utilizing a certain approach or model will achieve a particular level of return or reduce volatility and loss.

•	Management Risk. A Fund that is actively managed may not meet its investment objective based on the portfolio managers’ success or failure to implement investment strategies for the Fund.

•

Market Risk. The value of a Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for a Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of a Fund’s investment may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

•	Merger Arbitrage Risk. This is the risk that a proposed reorganization in which the Alternative Strategies Fund invests may be renegotiated or terminated.

•

Mid-Sized Companies Risk. Securities of companies with mid-sized market capitalizations are generally more volatile and less liquid than the securities of large-capitalization companies. Mid-sized companies may be more reliant on a few products, services or key personnel,

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which can make it riskier than investing in larger companies with more diverse product lines and structured management. Mid-sized companies may have relatively short operating histories or may be newer public companies. Some of these companies have more aggressive capital structures, including higher debt levels, than large-cap companies, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

•

Models and Data Risk. The Alternative Strategies Fund uses proprietary systematic and quantitative models as part of its investment strategies. These models may fail to identify profitable opportunities at any time. Furthermore, the models may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses for the Fund. Models may be predictive in nature and such models may result in an incorrect assessment of future events. Data used in the construction of models may prove to be inaccurate or stale, which may result in losses for the Fund.

•

Mortgage-Backed Securities Risk. This is the risk of investing in mortgaged-backed securities, which includes interest rate risk, prepayment risk and the risk of defaults on the mortgage loans underlying these securities.

•

Municipal Market Risk. Factors unique to the municipal bond market may negatively affect the value of a Fund’s investment in municipal bonds. These factors include political or legislative changes, and uncertainties related to the tax status of the securities and the rights of investors in the securities. A Fund may invest in a group of municipal obligations that are related in such a way that an economic, business, or political development affecting one would also affect the others. Some municipal obligations carry additional risk, such as those that are tied only to a specific stream of revenues. In addition, the municipal bond market, or portions thereof, may experience substantial volatility or become distressed, particularly during recessions or similar periods of economic stress, and individual bonds may go into default, which would lead to heightened risks of investing in municipal bonds generally. Actual or perceived changes in the financial health of the municipal market as a whole or in part may affect the valuation of debt securities held by a Fund.

•

Multi-Style Management Risk. Because portions of a Fund’s assets are managed by different portfolio managers using different styles, the Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.

•

New Fund Risk. A Fund that is newly formed and has limited operating history for investors to evaluate. Its performance may not represent how the Fund is expected to or may perform in the long term. In addition, new funds may not attract sufficient assets to achieve investment and trading efficiencies.

•

Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside an Advisor’s or Sub-Advisor’s control, including instances at third parties. A Fund, its Advisor and Sub-Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

•

Portfolio Turnover Risk. This is the risk that a Fund may experience high portfolio turnover rates as a result of its investment strategies. High portfolio turnover rates may indicate higher transaction costs and may result in higher taxes when shares of a Fund are held in a taxable account as compared to shares in investment companies that hold investments for a longer period. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to a Fund’s shareholders as compared to shares in investment companies that hold investments for a longer period.

•

Prepayment and Extension Risk. In times of declining interest rates, a Fund’s higher yielding securities will be prepaid, and the Fund will have to replace them with securities having a lower yield. Rising interest rates could extend the life of securities with lower payment rates. This is known as extension risk and may increase a Fund’s sensitivity to rising rates and its potential for price declines.

•

Public Health Emergency Risk. This is the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID-19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in a Fund could be significant and prolonged.

•

Regulatory Risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by a Fund or that could adversely impact the Fund’s performance.

•

Sector Concentration Risk. A Fund may concentrate its investments in a narrow segment of the total market. At December 31, 2024, the Small Company Fund has 29.1% of its net assets invested in the Industrials sector of the stock market. The Dolan McEniry Corporate Bond

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Fund has 26.7% of its net assets invested in the Consumer, Non-cyclical industry of the bond market. Because of this, these Funds are subject to certain additional risks as compared to investing in a more diversified portfolio of investments.

•

Sector Weightings Risk. To the extent that a Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. By focusing its investments in a particular sector, a Fund may face more risks than if it were diversified broadly over numerous sectors.

•

Short Position Risk. A Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument. A Fund’s losses are potentially unlimited in a short position transaction.

•

Short Sale Risk. This is the risk that the value of a security the Alternative Strategies Fund sells short does not go down as expected. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, short sales may cause the Alternative Strategies Fund to be compelled, at a time disadvantageous to it, to buy the security previously sold short, thus resulting in a loss. To meet current margin requirements, the Alternative Strategies Fund is required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short.

•

Smaller Companies Risk. A Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

•

Special Situations Risk. Investments in special situations (undervalued equities, merger arbitrage situations, distressed companies, etc.) may involve greater risks when compared to other investments a Fund may make due to a variety of factors. For example, mergers, acquisitions, reorganizations, liquidations or recapitalizations may fail or not be completed on the terms originally contemplated, and expected developments may not occur in a timely manner, if at all.

•

Subsidiary Risk. By investing in the Subsidiary and the Alternative Subsidiary, the DBi Managed Futures Strategy ETF and the Alternative Strategies Fund, respectively, is indirectly exposed to the risks associated with the Subsidiary’s and the Alternative Subsidiary’s investments. The derivatives and other investments held by the Subsidiary and the Alternative Subsidiary are generally similar to those that are permitted to be held by each Fund and are subject to the same risks that apply to similar investments if held directly by each Fund. The Subsidiary and the Alternative Subsidiary are each not registered under the 1940 Act, and, unless otherwise noted in the Prospectus, are not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of each Fund and/or the Subsidiary or the Alternative Subsidiary to continue to operate as each does currently and could adversely affect each Fund.

•

Tax Risk. The federal income tax treatment of the DBi Managed Futures Strategy ETF’s and the Alternative Strategies Fund’s income from the Subsidiary and the Alternative Subsidiary, respectively, may be negatively affected by future legislation, Treasury Regulations (proposed or final), and/or other Internal Revenue Service (“IRS”) guidance or authorities that could affect the character, timing of recognition, and/or amount of each Fund’s investment company taxable income and/ or net capital gains and, therefore, the distributions it makes. If a Fund failed the source of income test for any taxable year but was eligible to and did cure the failure, it could incur potentially significant additional federal income tax expenses. If, on the other hand, a Fund failed to qualify as a RIC for any taxable year and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax at the fund-level on its taxable income at the regular corporate tax rate (without reduction for distributions to shareholders), with the consequence that its income available for distribution to shareholders would be reduced and distributions from its current or accumulated earnings and profits would generally be taxable to its shareholders as dividend income.

Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or the Subsidiary or the Alternative Subsidiary to operate as described in the Prospectus and the Statement of Additional Information (“SAI”) and could adversely affect each Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary or the Alternative Subsidiary. If Cayman Islands law changes such that the Subsidiary or the Alternative Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

•

TBAs and Dollar Rolls Risk. TBA (“to-be-announced”) and dollar roll transactions present special risks to the Alternative Strategies Fund. Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. TBAs and other forward settling securities involve leverage because they can provide investment exposure in an amount exceeding the fund’s initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. While dollar roll transactions involve the simultaneous purchase and sale

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of substantially similar TBA securities with different settlement dates, these transactions do not require the purchase and sale of identical securities so the characteristics of the security delivered to the Fund may be less favorable than the security delivered to the dealer.

•

Technology Investment Risk. A Fund may invest a portion of its assets in the technology sector, which is a very volatile segment of the market. The nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete. In addition, many technology companies are younger, smaller and unseasoned companies which may not have established products, an experienced management team, or earnings history.

•

Unfavorable Tax Treatment Risk. This is the risk that a material portion of the Alternative Strategies Fund’s return could be in the form of net investment income or short-term capital gains, some of which may be distributed to shareholders and taxed at ordinary income tax rates. Therefore, shareholders may have a greater need to pay regular taxes than compared to other investment strategies that hold investments longer. Due to this investment strategy, it may be preferable for certain shareholders to invest in the Fund through pre-tax or tax-deferred accounts as compared to investment through currently taxable accounts. Potential shareholders are encouraged to consult their tax advisors in this regard.

•

U.S. Government and U.S. Agency Obligations Risk. Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support. Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law. Guarantees of timely prepayment of principal and interest do not assure that the market prices and yields of the securities are guaranteed nor do they guarantee the NAV or performance of a Fund, which will vary with changes in interest rates, the sub-advisor’s performance and other market conditions.

•

Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the manager, undervalued. The value of a security believed by a manager to be undervalued may never reach what is believed to be its full (intrinsic) value, or such security’s value may decrease.

Note 12 – New Accounting Pronouncement

In this reporting period, the Funds adopted FASB Accounting Standards Update No. 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (“CODM”) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The Funds’ Advisor acts as the Funds’ CODM. The CODM has determined that the Funds have a single operating segment because the CODM monitors the operating results of the Funds as a whole and evaluates performance in accordance with the Funds’ principal investment strategies disclosed in their prospectus. The CODM uses these measures to assess Funds performance and allocate resources effectively. The Funds’ total returns, expense ratios, and changes in net assets which among others are used by the CODM to assess Funds performance and to make resource allocation decisions for the Funds’ single segment are consistent with that presented within the Funds’ financial statements.

Note 13 – Subsequent Events

At a meeting held on December 4, 2024, the Board of Trustees of the Trust approved the reorganization (the “Reorganization”) of the Alternative Strategies Fund into the High Income Fund, whereby the High Income Fund would acquire the assets and assume the liabilities of the Alternative Strategies Fund. Shareholder approval is not required, but Alternative Strategies Fund shareholders will receive a registration statement on Form N-14 that contains important information about the Reorganization. The Reorganization is expected to close during the beginning of Q2 2025.

120	Litman Gregory Funds Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Litman Gregory Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, purchased options, securities sold short, forward foreign currency exchange contracts, futures contracts, swaps, and written options, of Litman Gregory Funds Trust comprising the funds listed below (the “Funds”) as of December 31, 2024, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
iMGP Global Select Fund, iMGP International Fund, iMGP Alternative Strategies Fund*, and iMGP High Income Fund	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023 2022, 2021, and 2020
iMGP Small Company Fund (formerly iMGP SBH Focused Small Value Fund)	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023, 2022, 2021 and for the period from July 31, 2020 (commencement of operations) through December 31, 2020
iMGP Dolan McEniry Corporate Bond Fund and iMGP DBi Managed Futures Strategy ETF**	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For years ended December 31, 2024, 2023, 2022 and 2021
iMGP Berkshire Dividend Growth ETF	For the year ended December 31, 2024	For the year ended December 31, 2024 and for the period from June 29, 2023 (commencement of operations) through December 31, 2023
iMGP APA Enhanced Income Municipal Fund	For the period from December 16, 2024 (commencement of operations) through December 31, 2024

*	The financial statements and financial highlights for the years ended December 31, 2024, 2023, and 2022 are Consolidated Financial Statements

**	The financial statements referred to above are Consolidated Financial Statements

The iMGP Dolan McEniry Corporate Bond Fund and iMGP DBi Managed Futures Strategy ETF financial highlights for the year ended December 31, 2020, were audited by other auditors whose report dated February 25, 2021, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, transfer agents, issuers, agent banks, and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Report of Independent Registered Public Accounting Firm	121

We have served as the auditor of one or more investment companies advised by iM Global Partner Fund Management, LLC since 2012.

COHEN & COMPANY, LTD.

Cleveland, Ohio

February 28, 2025

122	Litman Gregory Funds Trust

Litman Gregory Funds Trust

TAX INFORMATION – (Unaudited)

For the fiscal year ended December 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Global Select Fund	28.47%
International Fund	100.00%
Small Company Fund	61.09%
Alternative Strategies Fund (Consolidated)	6.40%
High Income Fund	2.46%
Dolan McEniry Corporate Bond Fund	0.00%
APA Enhanced Income Municipal Fund	0.00%
DBi Managed Futures Strategy ETF (Consolidated)	0.00%
Berkshire Dividend Growth ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2024 was as follows:

Global Select Fund	14.84%
International Fund	0.00%
Small Company Fund	44.30%
Alternative Strategies Fund (Consolidated)	4.74%
High Income Fund	2.46%
Dolan McEniry Corporate Bond Fund	0.00%
APA Enhanced Income Municipal Fund	0.00%
DBi Managed Futures Strategy ETF (Consolidated)	0.00%
Berkshire Dividend Growth ETF	100.00%

Pursuant to Internal Revenue Section 852(b), the following Funds paid distributions, which have been designated as capital gains distributions for the fiscal year ended December 31, 2024.

Global Select Fund	$1,736,025
International Fund	—
Small Company Fund	6,219,116
Alternative Strategies Fund (Consolidated)	—
High Income Fund	—
Dolan McEniry Corporate Bond Fund	—
APA Enhanced Income Municipal Fund	—
DBi Managed Futures Strategy ETF (Consolidated)	—
Berkshire Dividend Growth ETF	13,564

Additional Information Applicable to Foreign Shareholders Only:

The percent of ordinary dividend distributions for the year ended December 31, 2024, which are designated as interest-related dividends under Internal Revenue Code Section 871 (k)(1)(C) is as follows:

Global Select Fund	2.64%
International Fund	2.34%
Small Company Fund	0.00%
Alternative Strategies Fund (Consolidated)	67.99%
High Income Fund	51.88%
Dolan McEniry Corporate Bond Fund	97.50%
APA Enhanced Income Municipal Fund	0.00%
DBi Managed Futures Strategy ETF (Consolidated)	82.15%
Berkshire Dividend Growth ETF	1.30%

Tax Information	123

Litman Gregory Funds Trust

TAX INFORMATION – (Unaudited) – (Continued)

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows (unaudited):

Global Select Fund	0.00%
International Fund	0.00%
Small Company Fund	0.00%
Alternative Strategies Fund (Consolidated)	0.00%
High Income Fund	0.00%
Dolan McEniry Corporate Bond Fund	0.00%
APA Enhanced Income Municipal Fund	0.00%
DBi Managed Futures Strategy ETF (Consolidated)	0.00%
Berkshire Dividend Growth ETF	0.00%

For the year ended December 31, 2024, the International Fund earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from foreign Sourced Income
International Fund	$548,624	$0.0561	12.01%

124	Litman Gregory Funds Trust

Litman Gregory Funds Trust

OTHER INFORMATION – (Unaudited)

Board Consideration of Investment Advisory Agreements for the iMGP APA Enhanced Income Municipal Fund

At a meeting held on September 12, 2024 (the “Meeting”), the Board of Trustees of the Trust (the “Board”), including the trustees of the Trust who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved (i) an amendment to the Unified Investment Advisory Agreement (the “Unified Advisory Agreement”) between the Trust, on behalf of the iMGP APA Enhanced Income Municipal Fund (the “APA Muni Bond Fund” or the “Fund”), and the Advisor, and (ii) the Investment Sub-Advisory Agreement between the Advisor, with respect to the APA Muni Bond Fund and Asset Preservation Advisors, LLC (“APA”) (the “New APA Sub-Advisory Agreement” and, together with the Unified Advisory Agreement, the “New APA Advisory Agreements”) but rather considered the total mix of information provided. The Independent Trustees noted that, in addition to the materials received at the Meeting, they had taken into account the extensive materials they received with respect to the Unified Investment Advisory Agreement during their annual review of the Agreement. At the Meeting, the Board, including the Independent Trustees, unanimously approved the New APA Advisory Agreements.

At the Meeting, the Board, including the Independent Trustees, unanimously approved the hiring of APA as the sub-advisor to the APA Muni Bond Fund and the New APA Sub-Advisory Agreement. In determining whether to approve the New APA Sub-Advisory Agreement, the Board and the Independent Trustees considered the materials prepared by the Advisor and received in advance of and at the Meeting and other information, which included, without limitation: (i) confirmation that the standard form of the sub-advisory agreement used by the Fund would be used in substantially that form for the iMGP Sub-Advisory Agreement; (ii) information regarding the process the Advisor undertook in recommending APA for Board approval; (iii) information regarding the nature, extent and quality of the services that APA is expected to provide to the Fund; (iv) information regarding APA’s reputation, investment management business, personnel, and operations; (v) information regarding APA’s brokerage and trading policies and practices; (vi) information regarding the level of sub-advisory fees to be charged by APA; (vii) information regarding APA’s compliance program; (viii) information regarding APA’s historical performance returns managing its various strategies, including its emerging markets strategy as well as performance information of relevant index; and (ix) information regarding APA’s financial condition. The Board also considered the substance of its discussions with representatives of the Advisor at the Meeting. In particular, the Board and the Independent Trustees focused on the following:

1.  The Nature, Extent and Quality of Services Expected to be Provided

The Board noted that the nature and extent of services to be provided by the Advisor to the APA Muni Bond Fund are substantially similar to the services provided by the Advisor to the existing iMGP Funds and Polen ETFs (together, “the “Funds”). The Board also noted the high level of Sub-Advisor due diligence the Advisor undertakes for both the existing and new Funds and the high quality of non-advisory management services the Advisor provides for the existing Funds.

The Board reviewed the services expected to be provided to the APA Muni Bond Fund by APA. The Board considered APA’s investment experience, philosophy and process. It was noted that APA follows a high-conviction approach to investing consistent with that of the Advisor. The Board noted that APA’s investment approach seeks to provide a high level of income exempt from federal income tax by investing primarily in lower-rated municipal bonds.

In light of the foregoing, the Board, including the Independent Trustees, concluded that the services expected to be provided by APA would be satisfactory and would have the potential to benefit the APA Muni Bond Fund.

2.  Investment Performance of APA

The Board considered the investment results the Advisor has achieved for the existing Funds. The Board also considered the performance record of APA’s strategy that corresponds to the APA Muni Bond Fund. The Advisor’s conviction in that strategy was noted, as well as the factors that the Advisor considered in connection with its recommendation to approve APA as the sub-advisor to the APA Muni Bond Fund.

Based on such review, the Board, including the Independent Trustees, concluded that the APA Muni Bond Fund has the potential to achieve acceptable performance.

3.  Cost of the Services to be Provided and Profits to be Realized from the Relationship with the APA Muni Bond Fund

The Board reviewed the proposed management fee and total operating expenses for the APA Muni Bond Fund, noting that the projected total expenses of the APA Muni Bond Fund are below the average and above the median of the applicable Morningstar Category. The Board also considered the costs of services to be provided and profits to be realized by the Advisor and its affiliates from their relationship with the APA Muni Bond Fund, noting the difficulty in evaluating an investment adviser’s projected profitability with respect to a fund that is not yet operational. The Board took into account its review of the Advisor’s profitability with respect to the existing Funds during their annual review of the Funds’ investment advisory contracts.

The Board considered the proposed sub-advisory fees payable to APA under the New APA Sub-Advisory Agreement, noting that such fees would be paid by the Advisor, and not the APA Muni Bond Fund, and, thus, would not directly impact the fees to be paid by the APA Muni

Other Information	125

Litman Gregory Funds Trust

OTHER INFORMATION – (Unaudited) – (Continued)

Board Consideration of Investment Advisory Agreements for the iMGP APA Enhanced Income Municipal Fund (continued)

Bond Fund. The Board considered that the proposed sub-advisory fees to be paid to APA by the Advisor under the New APA Sub-Advisory Agreement had been negotiated at arm’s-length and fairly reflects the services provided by the Advisor and APA, respectively. Given the arm’s-length nature of the arrangement, the Board concluded that the proposed sub-advisory fees payable to APA by the Advisor under the New APA Sub-Advisory Agreement are reasonable and appropriate. The Board noted that a detailed analysis of profitability in general was more appropriate in the context of the Board’s consideration of the advisory agreement with the Advisor. Accordingly, considerations of profitability with respect to approval of the New APA Sub-Advisory Agreement were not relevant to the Board’s determination to approve the New APA Sub-Advisory Agreement.

The Board and Trust counsel noted the due diligence process employed by the Advisor in connection with its recommendation to appoint APA as the Sub-Advisor to the Fund. It was noted that the Advisor engaged in a robust due diligence and selection process, consistent with the process it has historically employed in analyzing and recommending sub-advisors to the Board.

The Board reviewed the non-controlling nature and structure of iM Square’s investment in APA, and noted that iM Square’s minority interest in APA did not constitute “control” over APA. The Board discussed the strong partnerships of the Advisor’s parent company with investment advisors, in this case through iM Square’s partial ownership stake in APA, that could enable the Advisor to enhance the capabilities of iM Global’s partners. The Board noted that iM Global’s relationship with these partners may enable the Advisor to have greater insight into APA’s compliance protocols than is generally possible with third-party sub-advisors, aiding the ongoing monitoring of sub-advisors.

Based on such review, the Board, including the Independent Trustees, concluded that the proposed advisory fee payable to the Advisor and the proposed sub-advisory fee payable to APA would be reasonable in relation to the services expected to be provided to the APA Muni Bond Fund.

4.  The Extent to Which Economies of Scale Would be Realized as the APA Muni Bond Fund Grows and Whether Fee Levels Would Reflect Such Economies of Scale

The Board considered the extent to which economies of scale would be realized as the APA Muni Bond Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that the APA Muni Bond Fund and its shareholders will benefit from the Advisor’s continued efforts to invest in its advisory organization to ensure strong research, analytic, compliance and marketing capabilities, noting that these endeavors are a means by which the Advisor is sharing economies of scale with the APA Muni Bond Fund through reinvestment in products and services that are designed to benefit the Fund and its shareholders. The Board recognized that the consideration of economies of scale is less relevant with respect to the proposed sub-advisory fee because the Advisor will pay APA out of its advisory fees received from the APA Muni Bond Fund. Based on these considerations, the Board was satisfied about the extent to which economies of scale will be shared with the APA Muni Bond Fund and its shareholders.

5.  Fall-Out Benefits

The Board considered that there may be financial benefits that the Advisor, APA and their affiliates derive from their relationship with the APA Muni Bond Fund, including, with respect to APA, soft dollar commission benefits generated through portfolio transactions. The Board did not view this consideration as having a material effect on its overall view of the reasonableness of the proposed advisory and sub-advisory fees for the APA Muni Bond Fund. The Board concluded that any potential benefits to be derived by the Advisor and APA were consistent with the services proposed to be provided by the Advisor and APA to the APA Muni Bond Fund.

Conclusion

The Independent Trustees did not identify any single factor discussed previously as all-important or controlling. The Board, including a majority of Independent Trustees, concluded that the terms of the New APA Advisory Agreements were fair and reasonable, and that the fees are reasonable in light of the services expected to be provided to the Fund. Based on its discussion and such other matters as were deemed relevant, the Board, including the Independent Trustees, concluded that each of the Unified Advisory Agreement and New APA Sub-Advisory Agreement was in the best interest of the APA Muni Bond Fund and its shareholders and does not involve a conflict of interest from which the Advisor or a sub-advisor affiliated with the Advisor’s parent company derives an inappropriate advantage.

126	Litman Gregory Funds Trust

Advisor:

iM Global Partner Fund Management, LLC

2301 Rosecrans Avenue, Suite 2150

El Segundo, CA 90245

Distributor:

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Transfer Agent:

SS&C Global Investor & Distribution Solutions, Inc.

P.O. Box 219922

Kansas City, MO 64121-9922

1-800-960-0188

For Overnight Delivery:

iMGP Funds

C/O SS&C Global Investor & Distribution Solutions, Inc.

330 W. 9th Street

Kansas City, MO 64105

Transfer Agent (for iMGP DBi Managed Futures Strategy ETF, and iMGP Berkshire Dividend Growth ETF)

State Street Bank and Trust

1 Congress Building

One Congress Street, Suite 1

Boston, MA 02114-2016

1-800-960-0188

Investment Professionals:

Registered Investment Advisors, broker/dealers, and other investment professionals may contact Fund Services at 1-925-254-8999.

Prospectus:

To request a current prospectus, statement of additional information, or an IRA application, call
1-800-960-0188.

Shareholder Inquiries:

To request action on your existing account of Non-ETFs, contact the Transfer agent, SS&C Global Investor & Distribution Solutions, Inc., at 1-800-960-0188, from 9:00 a.m. to 6:00 p.m. eastern time, Monday through Friday.

24-Hour Automated Information:

For Non-ETFs: For access to automated reporting of daily prices, account balances and transaction activity, call
1-800-960-0188, 24 hours a day, seven days a week. Please have your Fund number (see below) and account number ready in order to access your account information.

Information:

Fund	Symbol	CUSIP	Fund Number
Global Select Fund	MSEFX	53700T108	305
International Fund	MSILX	53700T207	306
Small Company Fund	PFSVX	53700T850	2965
Alternative Strategies Fund
Institutional Class	MASFX	53700T801	421
Investor Class	MASNX	53700T884	447
High Income Fund	MAHIX	53700T876	1478
Dolan McEniry Corporate Bond Fund	IDMIX	53700T777	2967
APA Enhanced Income Municipal Fund	APAMX	53700T678	2969
DBi Managed Futures Strategy ETF	DBMF	53700T827
Berkshire Dividend Growth ETF	BDVG	53700T751

Website:

www.imgpfunds.com

Polen Capital China Growth ETF

Polen Capital Emerging Markets ex-China Growth ETF

Polen Capital Global Growth ETF

Polen Capital International Growth ETF

Certain Form N-CSR Information

December 31, 2024

ii	Litman Gregory Funds Trust

iM Global Partner Fund Management, LLC has ultimate responsibility for the funds’ performance due to its responsibility to oversee its investment managers and recommend their hiring, termination and replacement.

Table of Contents	1

Polen Capital China Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024

Shares		Value

COMMON STOCKS: 99.5%

Communication Services: 24.3%
11,000	Kingsoft Corp. Ltd.	$47,651
2,600	NetEase, Inc.	46,323
3,600	Tencent Holdings Ltd.	193,255
4,121	Tencent Music Entertainment Group - ADR	46,773

		334,002

Consumer Discretionary: 33.1%(a)
3,600	ANTA Sports Products Ltd.	36,079
2,500	BYD Co. Ltd. - Class H	85,801
27,000	Haier Smart Home Co. Ltd. - Class H	95,584
6,000	Meituan - Class B*(b)	117,173
1,500	Trip.com Group Ltd.*	104,274
2,100	Zhejiang Supor Co. Ltd. - Class A	15,308

		454,219

Consumer Staples: 2.6%
9,800	By-health Co. Ltd. - Class A	16,178
4,800	Inner Mongolia Yili Industrial Group Co. Ltd. - Class A	19,847

		36,025

Financials: 20.5%
15,000	AIA Group Ltd.	108,715
3,300	Hong Kong Exchanges & Clearing Ltd.	125,237
8,000	Ping An Insurance Group Co. of China Ltd. - Class H	47,425

		281,377

Health Care: 3.5%
28,000	AK Medical Holdings Ltd.(b)	17,482
8,600	Hygeia Healthcare Holdings Co. Ltd.*(b)	15,787
5,200	Sinopharm Group Co. Ltd. - Class H	14,259

		47,528

Industrials: 3.9%
8,300	Hefei Meiya Optoelectronic Technology, Inc. - Class A	16,852
2,500	Shenzhen Inovance Technology Co. Ltd. - Class A	20,064
6,000	SITC International Holdings Co. Ltd.	15,988

		52,904

Information Technology: 3.1%
6,000	Sino Wealth Electronic Ltd. - Class A	20,114
5,200	Xiaomi Corp. - Class B*(b)	23,095

		43,209

Materials: 2.7%
16,000	Shandong Sinocera Functional Material Co. Ltd. - Class A	37,352

Real Estate: 4.6%
3,600	China Resources Mixc Lifestyle Services Ltd.(b)	13,394
2,100	KE Holdings, Inc. - Class A	12,814
8,900	Link REIT - REIT	37,637

		63,845

Shares		Value

Utilities: 1.2%
4,000	China Resources Gas Group Ltd.	$15,834

TOTAL COMMON STOCKS (Cost $1,231,571)		1,366,295

TOTAL INVESTMENTS(c) (Cost: $1,231,571): 99.5%		1,366,295

Other Assets in Excess of Liabilities: 0.5%		7,514

NET ASSETS: 100.0%		$1,373,809

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
*	Non-Income Producing Security.
(a)	For additional information on portfolio concentration, see Note 8.
(b)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

(c)	For additional information on China risk, see Note 8.

The accompanying notes are an integral part of these financial statements.

2	Litman Gregory Funds Trust

Polen Capital Emerging Markets ex-China Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024

Shares		Value

COMMON STOCKS: 96.8%

Brazil: 11.5%
50	MercadoLibre, Inc.*	$85,022
6,045	NU Holdings Ltd. - Class A*	62,626
16,900	TOTVS SA	73,177
8,060	WEG SA	68,847

		289,672

Cambodia: 2.9%
192,600	NagaCorp Ltd.*	72,151

India: 13.3%
622	Bajaj Auto Ltd.	64,006
8,197	HDFC Bank Ltd.	169,658
4,523	Infosys Ltd.	99,620

		333,284

Indonesia: 5.7%
113,600	Bank Central Asia Tbk. PT	68,287
213,800	Bank Mandiri Persero Tbk. PT	75,717

		144,004

Italy: 3.2%
4,467	Wizz Air Holdings PLC*(a)	80,479

Japan: 2.8%
4,630	Nexon Co. Ltd.	69,912

Mexico: 3.8%
5,527	Fomento Economico Mexicano SAB de CV - UNIT	47,134
17,897	Wal-Mart de Mexico SAB de CV	47,080

		94,214

Poland: 7.6%
931	Dino Polska SA*(a)	87,788
5,960	InPost SA*	101,849

		189,637

Singapore: 3.1%
138,600	Genting Singapore Ltd.	77,583

South Africa: 10.9%
5,912	Discovery Ltd.	60,981
3,044	Karooooo Ltd.	137,436
4,822	Mr. Price Group Ltd.	75,398

		273,815

Taiwan: 12.8%
13,000	E Ink Holdings, Inc.	108,253
6,500	Taiwan Semiconductor Manufacturing Co. Ltd.	213,134

		321,387

United Arab Emirates: 3.2%
54,300	Salik Co. PJSC	79,830

United States: 2.4%
280	Globant SA*	60,037

Shares		Value

Uruguay: 3.9%
8,738	Dlocal Ltd.*	$98,390

Vietnam: 9.7%
18,400	FPT Corp.	110,104
27,900	Mobile World Investment Corp.	66,780
17,300	Phu Nhuan Jewelry JSC	66,458

		243,342

TOTAL COMMON STOCKS (Cost $2,525,864)		2,427,737

TOTAL INVESTMENTS (Cost: $2,525,864): 96.8%		2,427,737

Other Assets in Excess of Liabilities: 3.2%		79,302

NET ASSETS: 100.0%		$2,507,039

Percentages are stated as a percent of net assets.

PJSC	Public Joint-Stock Company
*	Non-Income Producing Security.
(a)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	3

Polen Capital Emerging Markets ex-China Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024 (Continued)

The following is a table displaying the investments of the fund by industry.

Industry	% of Net Assets
Banks	15.0%
IT Services	10.8%
Semiconductors & Semiconductor Equipment	8.5%
Software	8.4%
Hotels, Restaurants & Leisure	6.0%
Specialty Retail	5.7%
Consumer Staples Distribution & Retail	5.4%
Electronic Equipment, Instruments & Components	4.3%
Air Freight & Logistics	4.1%
Financial Services	3.9%
Broadline Retail	3.4%
Passenger Airlines	3.2%
Transportation Infrastructure	3.2%
Entertainment	2.8%
Electrical Equipment	2.7%
Textiles, Apparel & Luxury Goods	2.6%
Automobiles	2.5%
Insurance	2.4%
Beverages	1.9%

Total Investments	96.8%
Other Assets in Excess of Liabilities	3.2%

Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

4	Litman Gregory Funds Trust

Polen Capital Global Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024

Shares		Value

COMMON STOCKS: 97.3%

Canada: 5.0%
73,888	Shopify, Inc. - Class A*	$7,856,511

Denmark: 3.0%
53,313	Novo Nordisk AS - Class B	4,618,926

France: 2.1%
9,331	L’Oreal SA	3,301,605

Germany: 8.4%
38,728	SAP SE	9,472,183
70,958	Siemens Healthineers AG(a)	3,760,387

		13,232,570

Ireland: 2.6%
11,792	Accenture PLC - Class A	4,148,308

United Kingdom: 2.0%
194,842	Sage Group PLC	3,105,384

United States: 74.2%
61,095	Abbott Laboratories	6,910,455
12,497	Adobe, Inc.*	5,557,166
11,428	Airbnb, Inc. - Class A*	1,501,753
51,400	Alphabet, Inc. - Class C	9,788,616
75,515	Amazon.com, Inc.*	16,567,236
17,778	Aon PLC - Class A	6,385,146
8,096	Automatic Data Processing, Inc.	2,369,942
30,800	CoStar Group, Inc.*	2,204,972
18,657	Globant SA*	4,000,434
17,775	ICON PLC*	3,727,595
14,249	MasterCard, Inc. - Class A	7,503,096
21,124	Microsoft Corp.	8,903,766
10,737	MSCI, Inc.	6,442,307
24,995	Oracle Corp.	4,165,167
27,990	Paycom Software, Inc.	5,737,110
3,871	ServiceNow, Inc.*	4,103,725
7,042	Thermo Fisher Scientific, Inc.	3,663,460
23,237	Visa, Inc. - Class A	7,343,822
25,684	Workday, Inc. - Class A*	6,627,243
16,705	Zoetis, Inc.	2,721,746

		116,224,757

TOTAL COMMON STOCKS (Cost $145,837,745)		152,488,061

Principal Amount		Value

SHORT-TERM INVESTMENTS: 2.7%

REPURCHASE AGREEMENTS: 2.7%
$4,201,736	Fixed Income Clearing Corp. 1.360%, 12/31/2024, due 01/02/2025 [collateral: par value $4,219,300, U.S. Treasury Note, 4.625%, due 10/15/2026, value $4,286,889] (proceeds $4,202,054)	$4,201,736

TOTAL SHORT-TERM INVESTMENTS (Cost $4,201,736)		4,201,736

TOTAL INVESTMENTS (Cost: $150,039,481): 100.0%		156,689,797

Liabilities in Excess of Other Assets: (0.0)%		(71,090)

NET ASSETS: 100.0%		$156,618,707

Percentages are stated as a percent of net assets.

*	Non-Income Producing Security.
(a)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	5

Polen Capital Global Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024 (Continued)

The following is a table displaying the investments of the fund by industry.

Industry	% of Net Assets
Software(a)	26.7%
Broadline Retail	10.6%
IT Services	10.2%
Financial Services	9.5%
Health Care Equipment & Supplies	6.8%
Interactive Media & Services	6.2%
Professional Services	5.2%
Life Sciences Tools & Services	4.7%
Pharmaceuticals	4.7%
Capital Markets	4.1%
Insurance	4.1%
Personal Care Products	2.1%
Real Estate Management & Development	1.4%
Hotels, Restaurants & Leisure	1.0%
Short-Term Investments	2.7%

Total Investments	100.0%
Liabilities in Excess of Other Assets	0.0%

Net Assets	100.0%

(a)	For additional information on portfolio concentration, see Note 8.

The accompanying notes are an integral part of these financial statements.

6	Litman Gregory Funds Trust

Polen Capital International Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024

Shares		Value

COMMON STOCKS: 95.5%

Brazil: 5.5%
608	MercadoLibre, Inc.*	$1,033,868
39,959	NU Holdings Ltd. - Class A*	413,975

		1,447,843

Canada: 5.5%
13,742	Shopify, Inc. - Class A*	1,461,187

Denmark: 2.4%
7,477	Novo Nordisk AS - Class B	647,791

France: 5.0%
18,540	Dassault Systemes SE	642,859
8,022	Teleperformance SE	690,160

		1,333,019

Germany: 19.1%
4,439	Adidas AG	1,087,998
10,856	SAP SE	2,655,186
24,933	Siemens Healthineers AG(a)	1,321,313

		5,064,497

India: 4.5%
18,777	HDFC Bank Ltd. - ADR	1,199,099

Japan: 2.2%
3,830	Tokyo Electron Ltd.	588,547

Netherlands: 4.0%
1,515	ASML Holding NV	1,064,270

Spain: 2.9%
10,887	Amadeus IT Group SA	768,518

Sweden: 2.6%
8,935	Evolution AB(a)	688,388

Switzerland: 1.1%
5,227	On Holding AG - Class A*	286,283

United Kingdom: 11.1%
13,919	Bunzl PLC	574,381
129,094	Sage Group PLC	2,057,495
5,720	Unilever PLC	325,702

		2,957,578

United States: 29.6%
5,477	Aon PLC - Class A	1,967,119
14,890	Experian PLC	642,227
3,344	Globant SA*	717,020
5,724	ICON PLC*	1,200,380
13,942	Medtronic PLC	1,113,687
1,037	Monday.com Ltd.*	244,151
2,610	Schneider Electric SE	650,787
1,174	Spotify Technology SA*	525,224
2,562	Willis Towers Watson PLC	802,521

		7,863,116

TOTAL COMMON STOCKS (Cost $26,273,686)		25,370,136

Principal Amount		Value

SHORT-TERM INVESTMENTS: 4.5%

REPURCHASE AGREEMENTS: 4.5%
$1,203,460	Fixed Income Clearing Corp. 1.360%, 12/31/2024, due 01/02/2025 [collateral: par value $1,208,500, U.S. Treasury Note, 4.625%, due 10/15/2026, value $1,227,869] (proceeds $1,203,551)	$1,203,460

TOTAL SHORT-TERM INVESTMENTS (Cost $1,203,460)		1,203,460

TOTAL INVESTMENTS (Cost: $27,477,146): 100.0%		26,573,596

Other Assets in Excess of Liabilities: 0.0%		9,848

NET ASSETS: 100.0%		$26,583,444

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
*	Non-Income Producing Security.
(a)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	7

Polen Capital International Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at December 31, 2024 (Continued)

The following is a table displaying the investments of the fund by industry.

Industry	% of Net Assets
Software	21.0%
Insurance	10.4%
Health Care Equipment & Supplies	9.2%
IT Services	8.2%
Semiconductors & Semiconductor Equipment	6.2%
Banks	6.1%
Hotels, Restaurants & Leisure	5.5%
Textiles, Apparel & Luxury Goods	5.2%
Professional Services	5.0%
Life Sciences Tools & Services	4.5%
Broadline Retail	3.9%
Electrical Equipment	2.5%
Pharmaceuticals	2.4%
Trading Companies & Distributors	2.2%
Entertainment	2.0%
Personal Care Products	1.2%
Short-Term Investments	4.5%

Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%

Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

8	Litman Gregory Funds Trust

Litman Gregory Funds Trust

STATEMENTS OF ASSETS AND LIABILITIES at December 31, 2024

	Polen Capital China Growth ETF	Polen Capital Emerging Markets ex-China Growth ETF	Polen Capital Global Growth ETF	Polen Capital International Growth ETF
ASSETS:
Investments in securities at cost	$1,231,571	$2,525,864	$145,837,745	$26,273,686
Repurchase agreements at cost	—	—	4,201,736	1,203,460

Total investments at cost	$1,231,571	$2,525,864	$150,039,481	$27,477,146

Investments in securities at value	$1,366,295	$2,427,737	$152,488,061	$25,370,136
Repurchase agreements at value	—	—	4,201,736	1,203,460

Total investments at value	$1,366,295	$2,427,737	$156,689,797	$26,573,596

Cash	—	68,829	—	—
Cash, denominated in foreign currency (cost of $0, $9,135, $0 and $219, respectively)	266	9,021	—	216
Receivables:
Foreign tax reclaims	—	62	23,784	11,371
Securities sold	14,241	—	—	—
Dividends and interest	—	1,712	15,167	15,562
Advisory reimbursement (Note 3)	50,909	—	—	—

Total Assets	1,431,711	2,507,361	156,728,748	26,600,745

LIABILITIES:
Payables:
Advisory fees	—	36	110,041	17,301
Foreign taxes withheld	—	286	—	—
Custodian for overdraft	7,902	—	—	—
Taxes Payable (Note 2)	50,000	—	—	—

Total Liabilities	57,902	322	110,041	17,301

NET ASSETS	$1,373,809	$2,507,039	$156,618,707	$26,583,444

Net Assets	$1,373,809	$2,507,039	$156,618,707	$26,583,444
Number of shares issued and outstanding (unlimited number of shares authorized, $0.01 par value)	125,000	250,000	13,300,000	2,900,000
Net asset value, offering price and redemption price per share	$10.99	$10.03	$11.78	$9.17

COMPONENTS OF NET ASSETS
Paid-in capital	$1,282,418	$2,614,495	$151,112,981	$28,617,445
Accumulated distributable earnings (deficit)	91,391	(107,456)	5,505,726	(2,034,001)

Net assets	$1,373,809	$2,507,039	$156,618,707	$26,583,444

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	9

Litman Gregory Funds Trust

STATEMENTS OF OPERATIONS For the Period Ended December 31, 2024

	Polen Capital China Growth ETF*	Polen Capital Emerging Markets ex-China Growth ETF**	Polen Capital Global Growth ETF	Polen Capital International Growth ETF*
INVESTMENT INCOME:
Income
Dividends (net of foreign taxes withheld of $1,802, $1,246, $33,135 and $26,537, respectively)	$33,081	$7,690	$689,800	$254,708
Interest	36	73	42,794	14,564

Total income	33,117	7,763	732,594	269,272

Expenses
Advisory fees	10,756	6,728	929,712	174,456

Total expenses	10,756	6,728	929,712	174,456

Net expenses	10,756	6,728	929,712	174,456

Net investment income (loss) before tax	22,361	1,035	(197,118)	94,816

Tax expense (Note 2)	50,000	—	—	—
Tax expense reimbursed by Advisor (Note 3)	(50,000)	—	—	—

Net investment income (loss) after tax	22,361	1,035	(197,118)	94,816
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(40,189)	(6,401)	(1,147,798)	(1,131,181)
Foreign currency transactions	674	(1,989)	2,855	1,203
In-kind redemptions	—	—	8,021,167	—

Net realized gain (loss)	(39,515)	(8,390)	6,876,224	(1,129,978)

Net change in unrealized appreciation/depreciation on:
Investments	134,724	(98,127)	4,602,320	(903,550)
Foreign currency transactions	334	(153)	(1,003)	(459)

Net change in unrealized appreciation/depreciation	135,058	(98,280)	4,601,317	(904,009)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	95,543	(106,670)	11,477,541	(2,033,987)

Net increase (decrease) in net assets resulting from operations	$117,904	$(105,635)	$11,280,423	$(1,939,171)

*	Commenced operations on March 14, 2024.
**	Commenced operations on September 11, 2024.

The accompanying notes are an integral part of these financial statements.

10	Litman Gregory Funds Trust

Litman Gregory Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS

	Polen Capital China Growth ETF	Polen Capital Emerging Markets ex- China Growth ETF
	Period Ended December 31, 2024*	Period Ended December 31, 2024**
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income after tax	$22,361	$1,035
Net realized loss on investments and foreign currency transactions	(39,515)	(8,390)
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	135,058	(98,280)

Net increase (decrease) in net assets resulting from operations	117,904	(105,635)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(26,513)	(2,600)

Total distributions	(26,513)	(2,600)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,781,057	2,615,274
Payment for shares redeemed	(498,639)	—

Net increase in net assets from capital share transactions	1,282,418	2,615,274

Total increase in net assets	1,373,809	2,507,039
NET ASSETS:
Beginning of period	—	—

End of period	$1,373,809	$2,507,039

CAPITAL TRANSACTIONS IN SHARES
Sold	175,000	250,000
Redeemed	(50,000)	—

Net increase from capital share transactions	125,000	250,000

*	Commenced operations on March 14, 2024.
**	Commenced operations on September 11, 2024.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	11

Litman Gregory Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS – (Continued)

	Polen Capital Global Growth ETF		Polen Capital International Growth ETF
	Year Ended December 31, 2024	Period Ended December 31, 2023*	Period Ended December 31, 2024**
INCREASE (DECREASE) IN NET ASSETS FROM: OPERATIONS
Net investment income (loss)	$(197,118)	$(16,432)	$94,816
Net realized gain (loss) on investments and foreign currency transactions	6,876,224	(17,827)	(1,129,978)
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	4,601,317	2,048,008	(904,009)

Net increase (decrease) in net assets resulting from operations	11,280,423	2,013,749	(1,939,171)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	—	—	(94,830)

Total distributions	—	—	(94,830)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	144,077,495	36,322,493	28,617,445
Payment for shares redeemed	(37,075,453)	—	—

Net increase in net assets from capital share transactions	107,002,042	36,322,493	28,617,445

Total increase in net assets	118,282,465	38,336,242	26,583,444
NET ASSETS:
Beginning of period	38,336,242	—	—

End of period	$156,618,707	$38,336,242	$26,583,444

CAPITAL TRANSACTIONS IN SHARES
Sold	12,875,000	3,650,000	2,900,000
Redeemed	(3,225,000)	—	—

Net increase from capital share transactions	9,650,000	3,650,000	2,900,000

*	Commenced operations on August 29, 2023.
**	Commenced operations on March 14, 2024.

The accompanying notes are an integral part of these financial statements.

12	Litman Gregory Funds Trust

Polen Capital China Growth ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

	Period Ended December 31, 2024**
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income[1]	0.18

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments and foreign currency	1.02

Total income from investment operations	1.20

Less distributions:
From net investment income	(0.21)

From net realized gains	—

Total distributions	(0.21)

Net asset value, end of period	$10.99

Market price, end of period	$10.87

Net asset value total return	12.00	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$1,374

Ratios of total expenses to average net assets:
Including tax expense and before fees waived	5.65	%*

Including tax expense and after fees waived	1.00	%*,2

Ratio of net investment income to average net assets including tax expense and fees waived	2.08	%*,2

Portfolio turnover rate	41.06	%+

+	Not annualized.
*	Annualized.
**	Commenced operations on March 14, 2024.
[1]	Calculated based on the average shares outstanding methodology.
[2]

Ratio of total expenses to average net assets including tax expense after fees waived, and ratio of net investment income to average net assets including tax expense and fees waived includes a voluntary waiver of 4.65% and income tax expense of 4.65%.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	13

Polen Capital Emerging Markets ex-China Growth ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

	Period Ended December 31, 2024**
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income[1]	0.00	^

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments and foreign currency	0.04	[2]

Total income from investment operations	0.04

Less distributions:
From net investment income	(0.01)

From net realized gains	—

Total distributions	(0.01)

Net asset value, end of period	$10.03

Market price, end of period	$10.04

Net asset value total return	0.39	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$2,507

Ratios of total expenses to average net assets:
Before fees waived	1.00	%*

After fees waived	1.00	%*

Ratio of net investment income to average net assets	0.15	%*

Portfolio turnover rate	7.03	%+

+	Not annualized.
*	Annualized.
**	Commenced operations on September 11, 2024.
^	Amount represents less than $0.01 per share.
[1]	Calculated based on the average shares outstanding methodology.
[2]

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund’s shares in relation to fluctuating market values of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

14	Litman Gregory Funds Trust

Polen Capital Global Growth ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Year Ended December 31, 2024	Period Ended December 31, 2023**
Net asset value, beginning of period	$10.50	$10.00

Income from investment operations:
Net investment loss[1]	(0.02)	(0.01)

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments and foreign currency	1.30	0.51

Total income from investment operations	1.28	0.50

Less distributions:
From net investment income	—	—

From net realized gains	—	—

Total distributions	—	—

Net asset value, end of period	$11.78	$10.50

Market price, end of period	$11.78	$10.48

Net asset value total return	12.12%[2]	5.03	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$156,619	$38,336

Ratios of total expenses to average net assets:
Before fees waived	0.85%	0.85	%*

After fees waived	0.85%	0.85	%*

Ratio of net investment loss to average net assets	(0.18)%	(0.41	)%*

Portfolio turnover rate	17.61%[4]	3.65	%+,3

+	Not annualized.
*	Annualized.
**	Commenced operations on August 29, 2023.
[1]	Calculated based on the average shares outstanding methodology.
[2]	The total return does not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.
[3]

Portfolio turnover rate excludes securities received or delivered in-kind. The portfolio turnover rate including securities received or delivered in-kind was 3.65% for the period ended December 31, 2023.

[4]

Portfolio turnover rate excludes securities received or delivered in-kind. The portfolio turnover rate including securities received or delivered in-kind was 49.86% for the year ended December 31, 2024.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	15

Polen Capital International Growth ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

	Period Ended December 31, 2024**
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income[1]	0.04

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments and foreign currency	(0.84)

Total income (loss) from investment operations	(0.80)

Less distributions:
From net investment income	(0.03)

From net realized gains	—

Total distributions	(0.03)

Net asset value, end of period	$9.17

Market price, end of period	$9.13

Net asset value total return	(8.01	)%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$26,583

Ratios of total expenses to average net assets:
Before fees waived	0.85	%*

After fees waived	0.85	%*

Ratio of net investment income to average net assets	0.46	%*

Portfolio turnover rate	24.21	%+,2

+	Not annualized.
*	Annualized.
**	Commenced operations on March 14, 2024.
[1]	Calculated based on the average shares outstanding methodology.
[2]

Portfolio turnover rate excludes securities received or delivered in-kind. The portfolio turnover rate including securities received or delivered in-kind was 24.21% for the period ended December 31, 2024.

The accompanying notes are an integral part of these financial statements.

16	Litman Gregory Funds Trust

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS

Note 1 – Organization

Litman Gregory Funds Trust (the “Trust”) was organized as a Delaware business trust on August 1, 1996, and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. Effective August 1, 2011, The Masters’ Select Funds Trust changed its name to the Litman Gregory Funds Trust. The Trust consists of thirteen separate series. The Polen Capital China Growth ETF, Polen Capital Emerging Markets ex-China Growth ETF, Polen Capital Global Growth ETF and Polen Capital International Growth ETF (together the “Funds”) are the only series included in this report.

The Polen Capital China Growth ETF seeks to achieve long-term growth of capital. The Polen Capital China Growth ETF is a non-diversified, actively-managed ETF that seeks to achieve its objective by investing in a portfolio of equity securities of Chinese companies that in the opinion of Polen Capital Management, LLC (the “Sub-Advisor”), have a sustainable competitive advantage. The Polen Capital China Growth ETF may also gain exposure to such issuers by investing in depositary receipts including Global Depositary Receipts, American Depositary Receipts and International Depositary Receipts or through variable interest entities. The Polen Capital China Growth ETF invests across the market capitalization spectrum in small, mid-and large capitalization companies. Shares of the Polen Capital China Growth ETF are listed and traded on the New York Stock Exchange Arca.

The Polen Capital Emerging Markets ex-China Growth ETF seeks to achieve long-term growth of capital. The Polen Capital Emerging Markets ex-China Growth ETF is a non-diversified, actively-managed ETF that seeks to achieve its objective by investing in a portfolio of common stocks of companies in emerging markets that in the opinion of Polen Capital Management, LLC, have a sustainable competitive advantage. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes), at the time of initial purchase, in equity or equity-related securities of issuers that are located in an emerging market country. Equity and equity-related securities include common and preferred stocks and warrants on common stock. Shares of the Polen Capital Emerging Markets ex-China Growth ETF are listed and traded on the New York Stock Exchange Arca.

The Polen Capital Global Growth ETF seeks to achieve long-term growth of capital. The Polen Capital Global Growth ETF is a non-diversified, actively-managed ETF that seeks to achieve its objective by investing in a focused portfolio of approximately 25 to 40 common stocks of large capitalization companies (meaning companies with market capitalizations greater than $10 billion at the time of purchase) that are located anywhere in the world, including companies in both developed and emerging markets, and, in the opinion of Polen Capital Management, LLC, have a sustainable competitive advantage. In addition, the Polen Capital Global Growth ETF may from time to time purchase common stocks, including the common stock of medium capitalization companies (meaning companies with market capitalizations greater than $2 billion but less than $10 billion at the time of purchase), if, in the Sub-Advisor’s opinion, the stock represents a particularly attractive investment opportunity. Shares of the Polen Capital Global Growth ETF are listed and traded on the New York Stock Exchange Arca.

The Polen Capital International Growth ETF seeks to achieve long-term growth of capital. The Polen Capital International Growth ETF is a non-diversified, actively-managed ETF that seeks to achieve its objective by investing in a focused portfolio of approximately 25 to 35 common stocks of large capitalization companies (meaning companies with market capitalizations greater than $10 billion at the time of purchase) including companies in both developed and emerging markets, and, in the opinion of Polen Capital Management, LLC, have a sustainable competitive advantage. In addition, the Polen Capital International Growth ETF may from time to time purchase common stocks, including the common stock of medium capitalization companies (meaning companies with market capitalizations greater than $2 billion but less than $10 billion at the time of purchase), if, in the Sub-Advisor’s opinion, the stock represents a particularly attractive investment opportunity. Shares of the Polen Capital International Growth ETF are listed and traded on the New York Stock Exchange Arca.

Note 2 – Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A

Accounting Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

B

Security Valuation. The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below. Investments in securities and derivatives traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Securities listed on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are

Notes to Financial Statements	17

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NOTES TO FINANCIAL STATEMENTS – (Continued)

valued using the NASDAQ Official Closing Price. Securities traded on an exchange for which there have been no sales are valued at the mean between the closing bid and asked prices. Debt securities maturing within 60 days or less are valued at amortized cost unless the Valuation Committee determines that amortized cost does not represent fair value. Securities for which market prices are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the New York Stock Exchange (“NYSE”), the securities are valued at fair value as determined in good faith by the Sub-Advisors that selected the security for the Funds’ portfolio and iM Global Partner Fund Management, LLC (the “Advisor”) in accordance with procedures approved by the Board of Trustees (the “Board”). In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining the fair value of a security. As a result, different mutual funds could reasonably arrive at a different value for the same security. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing computerized pricing models. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds in accordance with the 1940 Act.

The Funds are required to comply with U.S. Securities and Exchange Commission (the “SEC”) regulations that govern valuation practices and the role of a fund’s board with respect to the fair value of the investments of a registered investment company. Rule 2a-5 under the 1940 Act, among other things, establishes an updated regulatory framework for registered investment company fair valuation practices. The Funds’ Board has designated the Advisor as each Fund’s valuation designee to perform fair value functions in accordance with valuation policies and procedures adopted by iM Global Partner Fund Management, LLC, subject to the Board’s oversight.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the over-the-counter market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

C

Repurchase Agreements. Each Fund may enter into repurchase agreements through which the Fund acquires a security (the “underlying security”) from a seller, a well-established securities dealer or a bank that is a member of the Federal Reserve System. The bank or securities dealer agrees to repurchase the underlying security at the same price, plus a specified amount of interest, at a later date, generally for a period of less than one week. It is the Trust’s policy that its Custodian takes possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities, including recorded interest, is sufficient to cover the value of the repurchase agreements. The Trust’s policy states that the value of the collateral is at least 102% of the value of the repurchase agreement. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by a Fund may be delayed or limited. At December 31, 2024, the Funds’ ongoing exposure to the economic return on repurchase agreements is shown on the Schedules of Investments in Securities.

At December 31, 2024, Polen Capital Global Growth ETF and Polen Capital International Growth ETF had investments in repurchase agreements with a gross value of $4,201,736 and $1,203,460, respectively, which are reflected as repurchase agreements on the Statements of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at December 31, 2024.

18	Litman Gregory Funds Trust

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NOTES TO FINANCIAL STATEMENTS – (Continued)

D

Securities Lending. The Funds may make secured loans of their portfolio securities amounting to not more than one-third of their total assets. Securities loans are required to be collateralized by cash or securities in an amount equal to the securities loaned (marked to market daily). Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned equity security that are foreign, 102% of the then current market value for any loaned domestic equity or corporate bond security, or 100% of the then current market value of any other loaned security. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the following business day. Funds participating in securities lending receive compensation for lending their securities and/or net investment income earned on the investment of cash collateral, net of fee rebates paid to the borrower and fees paid to the lending agent. Cash collateral received is invested in State Street Navigator Government Money Market Portfolio. The remaining contractual maturity of this investment is overnight and continuous. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market. State Street Bank and Trust Company serves as the Funds’ lending agent.

A Fund that lends its portfolio securities bears certain risks, including the risk of delay in the recovery of loaned securities, possible impairment of the Fund’s ability to vote the securities, the inability to invest proceeds from the sales of such securities and the loss of rights in the collateral should the borrower fail financially. A Fund also bears the risk that the value of investments made with collateral may decline and bears the risk of total loss with respect to the investment of collateral.

The Funds did not participate in securities lending during the year (period) ended December 31, 2024.

E

Foreign Currency Translation. The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when each Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency transactions gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

F

Distributions to Shareholders. Distributions paid to shareholders are recorded on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition – “temporary differences”), such amounts are reclassified within the capital accounts based on their federal tax-basis.

G

Income Taxes. The Funds intend to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Accordingly, no provisions for federal income taxes are required. The Polen Capital China Growth ETF is utilizing the provisions of IRC Section 851(d)(2)(a) of the Code in order to qualify as a regulated investment company and, as such, has recorded a $50,000 tax expense on the Polen Capital China Growth ETF’s Statement of Operations and a related payable on the Statement of Asset and Liabilities pursuant to IRC Section 851(d)(2)(c). The Funds have reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years (as applicable) and as of December 31, 2024, and have determined that no provision for income tax is required in the Funds’ financial statements, other than the amount as described above for Polen Capital China Growth ETF. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statements of Operations. During the year (period) ended December 31, 2024, the Funds did not incur any interest or penalties. Foreign securities held by the Funds may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, net of any reclaims, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds’ invest.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Taxes related to capital gains realized during the year (period) ended December 31, 2024, if any, are reflected as part of net realized gain (loss) in the Statements of Operations.

Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of change in net unrealized appreciation (depreciation) in the Statements of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount.

The Funds may have previously filed for and/or may file for additional tax refunds with respect to certain taxes withheld by certain countries. Generally, the amount of such refunds that a Fund reasonably determines are collectible and free from significant

Notes to Financial Statements	19

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NOTES TO FINANCIAL STATEMENTS – (Continued)

contingencies are reflected in a Fund’s net asset value and are reflected as foreign tax reclaims receivable in the Statements of Assets and Liabilities. In certain circumstances, a Fund’s receipt of such refunds may cause the Fund and/or its shareholders to be liable for U.S. federal income taxes and interest charges.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

H

Security Transactions, Dividend and Interest Income and Expenses. Security transactions are accounted for on the trade date. Realized gains and losses on securities transactions are reported on an identified cost basis. Dividend income and, where applicable, related foreign tax withholding expenses are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Purchase discounts and premiums on fixed-income securities are accreted and amortized to maturity using the effective interest method and reflected within interest income on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Many expenses of the Trust can be directly attributed to a specific Fund. Each Fund is charged for expenses directly attributed to it. Expenses that cannot be directly attributed to a specific Fund are allocated among the Funds in the Trust in proportion to their respective net assets or other appropriate method.

I

Restricted Securities. A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds’ Board of Trustees. As of December 31, 2024, there were no restricted securities held in the Funds.

J

Illiquid Securities. Each Fund may not invest more than 15% of the value of its net assets in illiquid securities, including restricted securities that are not deemed to be liquid by the Sub-Advisors. The Advisor and the Sub-Advisors will monitor the amount of illiquid securities in a Fund’s portfolio, under the supervision of the Board, to ensure compliance with a Fund’s investment restrictions. In accordance with procedures approved by the Board, these securities may be valued using techniques other than market quotations, and the values established for these securities may be different than what would be produced through the use of another methodology or if they had been priced using market quotations. Illiquid securities and other portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

K

Indemnification Obligations. Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Litman Gregory Fund Advisors, LLC. Effective October 1, 2021, Litman Gregory Fund Advisors, LLC has changed its name to iM Global Partner Fund Management, LLC and also subsequently referred to as “iM Global”. Under the terms of the Agreement, each Fund pays a monthly investment advisory fee to the Advisor at the annual rate below of the respective Fund’s average daily net assets:

Fund	Contractual Management Rate
Polen Capital China Growth ETF	1.00%
Polen Capital Emerging Markets ex-China Growth ETF	1.00%
Polen Capital Global Growth ETF	0.85%
Polen Capital International Growth ETF	0.85%

The investment advisory fee covers ordinary operating expenses other than taxes, brokerage commissions and other transactional expenses, accrued deferred tax liability, acquired fund fees and expenses and extraordinary expenses.

The Advisor has voluntarily agreed to reimburse the Polen Capital China Growth ETF for taxes payable by the Polen Capital China Growth ETF in the amount of $50,000. These waived/reimbursed fees are not eligible for recoupment.

The Advisor engages a sub-advisor to manage the Funds and pays the sub-advisor from its advisory fees.

State Street Bank and Trust Company (“State Street”) serves as the Administrator, Transfer Agent, Custodian and Fund Accountant to the Funds.

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NOTES TO FINANCIAL STATEMENTS – (Continued)

The Funds’ distributor is ALPS Distributors, Inc. (the “Distributor”).

An employee of the Advisor serves as the Funds’ Chief Compliance Officer (“CCO”). The CCO receives no compensation from the Funds for his services, however, the Funds in the Trust reimbursed the Advisor $150,000 for the year ended December 31, 2024 for the services of the CCO.

During the year ended December 31, 2024, each independent Trustee, within the meaning of the 1940 Act, was compensated by the Trust in the amount of $141,000. The Chairperson of the Board was compensated in the amount of $153,500.

Certain officers and Trustees of the Trust are also officers of the Advisor.

Note 4 – Distribution Plan

The Funds issue and redeem Shares at Net Asset Value (“NAV”) only in Creation Units. Only Authorized Participants (“APs”) may acquire Shares directly from the Funds, and only APs may tender their Shares for redemption directly to the Funds, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Note 5 – Investment Transactions

The cost of securities purchased and the proceeds from securities sold for the year (period) ended December 31, 2024, excluding short-term investments and in-kind transactions were as follows:

Fund	Purchases	Sales
Polen Capital China Growth ETF	$1,819,035	$547,274
Polen Capital Emerging Markets ex-China Growth ETF	2,704,746	172,471
Polen Capital Global Growth ETF	97,154,704	18,575,911
Polen Capital International Growth ETF	9,092,278	6,010,305

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below:

Fund	In-Kind Subscriptions	In-Kind Redemptions
Polen Capital Global Growth ETF	$59,487,511	$34,016,811
Polen Capital International Growth ETF	24,323,118	—

Note 6 – Fair Value of Financial Investments

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

Repurchase agreements are short-term investments, and are fair valued approximately at their principal amounts. Repurchase agreements are categorized as Level 2 of the fair value hierarchy.

The following tables provide the fair value measurements of the Funds’ assets and liabilities by level within the fair value hierarchy for the Funds as of December 31, 2024. These assets and liabilities are measured on a recurring basis.

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NOTES TO FINANCIAL STATEMENTS – (Continued)

Polen Capital China Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$1,366,295	$—	$—	$1,366,295

Total Equity	1,366,295	—	—	1,366,295

Total Investments in Securities	$1,366,295	$—	$—	$1,366,295

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

Polen Capital Emerging Markets ex-China Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Brazil	$289,672	$—	$—	$289,672
Cambodia	72,151	—	—	72,151
India	333,284	—	—	333,284
Indonesia	144,004	—	—	144,004
Italy	80,479	—	—	80,479
Japan	69,912	—	—	69,912
Mexico	94,214	—	—	94,214
Poland	189,637	—	—	189,637
Singapore	77,583	—	—	77,583
South Africa	273,815	—	—	273,815
Taiwan	321,387	—	—	321,387
United Arab Emirates	79,830	—	—	79,830
United States	60,037	—	—	60,037
Uruguay	98,390	—	—	98,390
Vietnam	243,342	—	—	243,342

Total Equity	2,427,737	—	—	2,427,737

Total Investments in Securities	$2,427,737	$—	$—	$2,427,737

Polen Capital Global Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Canada	$7,856,511	$—	$—	$7,856,511
Denmark	4,618,926	—	—	4,618,926
France	3,301,605	—	—	3,301,605
Germany	13,232,570	—	—	13,232,570
Ireland	4,148,308	—	—	4,148,308
United Kingdom	3,105,384	—	—	3,105,384
United States	116,224,757	—	—	116,224,757

Total Equity	152,488,061	—	—	152,488,061

Short-Term Investments
Repurchase Agreements	—	4,201,736	—	4,201,736

Total Short-Term Investments	—	4,201,736	—	4,201,736

Total Investments in Securities	$152,488,061	$4,201,736	$—	$156,689,797

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NOTES TO FINANCIAL STATEMENTS – (Continued)

Polen Capital International Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Brazil	$1,447,843	$—	$—	$1,447,843
Canada	1,461,187	—	—	1,461,187
Denmark	647,791	—	—	647,791
France	1,333,019	—	—	1,333,019
Germany	5,064,497	—	—	5,064,497
India	1,199,099	—	—	1,199,099
Japan	588,547	—	—	588,547
Netherlands	1,064,270	—	—	1,064,270
Spain	768,518	—	—	768,518
Sweden	688,388	—	—	688,388
Switzerland	286,283	—	—	286,283
United Kingdom	2,957,578	—	—	2,957,578
United States	7,863,116	—	—	7,863,116

Total Equity	25,370,136	—	—	25,370,136

Short-Term Investments
Repurchase Agreements	—	1,203,460	—	1,203,460

Total Short-Term Investments	—	1,203,460	—	1,203,460

Total Investments in Securities	$25,370,136	$1,203,460	$—	$26,573,596

Note 7 – Income Taxes and Distributions to Shareholders

As of December 31, 2024, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Polen Capital China Growth ETF	Polen Capital Emerging Markets ex-China Growth ETF	Polen Capital Global Growth ETF	Polen Capital International Growth ETF
Tax cost of Investments	$1,244,129	$2,525,864	$150,259,998	$27,508,795
Gross Tax Unrealized Appreciation	189,290	100,363	14,240,659	1,843,245
Gross Tax Unrealized Depreciation	(67,124)	(198,490)	(7,810,860)	(2,778,444)

Net Tax unrealized appreciation (depreciation) on investments	122,166	(98,127)	6,429,799	(935,199)
Net Tax unrealized appreciation (depreciation) on foreign currency	334	(153)	(991)	(459)

Net Tax unrealized appreciation (depreciation)	122,500	(98,280)	6,428,808	(935,658)

Undistributed Ordinary Income	9,080	—	—	1,189

Undistributed Long-Term Capital Gains	—	—	—	—

Capital Loss Carry Forward	(40,189)	(6,401)	(923,082)	(1,099,532)

Late Year Ordinary Loss Deferral	—	(2,775)	—	—

Other Accumulated Gains	—	—	—	—

Total accumulated gain/(loss)	$91,391	$(107,456)	$5,505,726	$(2,034,001)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to wash sales and tax adjustments on passive investment companies.

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NOTES TO FINANCIAL STATEMENTS – (Continued)

The capital loss carry forwards for each Fund were as follows:

	Polen Capital China Growth ETF	Polen Capital Emerging Markets ex-China Growth ETF	Polen Capital Global Growth ETF	Polen Capital International Growth ETF
Capital Loss Carryforwards
Perpetual Short-Term	$(40,189)	$(6,401)	$(923,082)	$(1,099,532)
Perpetual Long-Term	—	—	—	—

Total	$(40,189)	$(6,401)	$(923,082)	$(1,099,532)

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year (period) ended December 31, 2024, the following table shows the reclassifications made:

Fund	Accumulated Distributable Earnings (Deficit)	Paid In Capital
Polen Capital China Growth ETF *	$—	$—
Polen Capital Emerging Markets ex-China Growth ETF *	779	(779)
Polen Capital Global Growth ETF *	(7,805,446)	7,805,446
Polen Capital International Growth ETF *	—	—

*	The permanent differences primarily relate to distribution in excess, redemption-in-kinds, and net operating losses.

The tax composition of dividends (other than return of capital dividends), for the year (period) ended December 31, 2024 and the period ended December 31, 2023 were as follows:

	2024			2023
Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Long-Term Capital Gain	Return of Capital
Polen Capital China Growth ETF	$26,513	$—	$—	$—	$—	$—
Polen Capital Emerging Markets ex- China Growth ETF	2,600	—	—	—	—	—
Polen Capital Global Growth ETF	—	—	—	—	—	—
Polen Capital International Growth ETF	94,830	—	—	—	—	—

The Funds did not have any unrecognized tax benefits at December 31, 2024, nor were there any increases or decreases in unrecognized tax benefits for the year (period) ended December 31, 2024. The Funds are subject to examination by the U.S. federal and state tax authorities for returns filed for the prior year, if any.

Note 8 – Principal Risks

Below are summaries of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s net asset value, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read a Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.

•

China Risk. This is the risk that the value of the Polen Capital China Growth ETF’s investments in China may decline due to nationalization, expropriation, and confiscation of assets and property. Losses may also occur due to new or expanded restrictions on foreign investments or repatriation of capital. Participants in the Chinese market are subject to less regulation and oversight than participants in the U.S. market. This may lead to trading volatility, difficulty in the settlement and recording of transactions, and

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NOTES TO FINANCIAL STATEMENTS – (Continued)

uncertainty in interpreting and applying laws and regulations. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in the economies of any of China’s key trading partners may adversely affect the securities of Chinese issuers. Regional conflict could also have an adverse effect on the Chinese economy.

•

Country/Regional Risk. World events – such as political upheaval, financial troubles, or natural disasters – may adversely affect the value of securities issued by companies in foreign countries or regions. Because each Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. This risk is heightened in emerging markets.

•

Currency Risk. This is the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

•

Cybersecurity Risk. Information and technology systems relied upon by the Funds, the Advisor, the sub-advisors, the Funds’ service providers (including, but not limited to, Fund accountants, custodians, transfer agents, administrators, distributors and other financial intermediaries) and/or the issuers of securities in which a Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Advisor has implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors). Such a failure could also harm the reputation of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests, subject such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance.

•

Emerging Markets Risk. A Fund may invest a portion of its assets in emerging market countries. Emerging market countries are those with immature economic and political structures, and investing in emerging markets entails greater risk than in developed markets. Such risks could include those related to government dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

•

Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

•

ESG Investing Risk. Because a Fund may take into consideration the environmental, social and governance characteristics of portfolio companies in which it may invest, the Fund may select or exclude securities of certain issuers for reasons other than potential performance. The Fund’s consideration of ESG characteristics in making its investment decisions may reduce or increase the Fund’s exposure to certain issuers, industries, sectors, regions or countries or cause the Fund to forego certain investment opportunities which may lower the performance of the Fund as compared to funds that do not utilize these considerations. Consideration of ESG characteristics is qualitative and subjective by nature, and there is no guarantee that the criteria used by the Sub-Advisor or any judgment exercised by the Sub-Advisor will reflect the opinions of any particular investor. Although an investment by the Fund in a company may satisfy one or more ESG and sustainability factors in the view of the portfolio managers, there is no guarantee that such company actually promotes positive environmental, social or economic developments, and that same company may also fail to satisfy other ESG factors. In addition, the Sub-Advisor may utilize third party data to evaluate ESG factors which may be incomplete or inaccurate and cause the Sub-Advisor to incorrectly assess the ESG characteristics a security or issuer. Funds with ESG investment strategies are generally suited for long-term rather than short-term investors.

•	ETF Risk. As a result of the Funds’ ETF structure, each is exposed to the following risks:

•

Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Notes to Financial Statements	25

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

•

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•

Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

•

Europe Investing Risk. The Polen Capital Global Growth ETF may invest a significant portion of its assets in issuers based in Western Europe and the United Kingdom (“UK”). The economies of countries in Europe are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Efforts by the member countries of the European Union (“EU”) to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the potential investment benefits of diversification within the region. However, the substance of these policies may not address the needs of all European economies. European financial markets have in recent years experienced increased volatility due to concerns with some countries’ high levels of sovereign debt, budget deficits and unemployment. Markets have also been affected by the decision by the UK to withdraw from the EU (an event commonly known as “Brexit”). There continues to be uncertainty surrounding the ultimate impact of Brexit on the UK, the EU and the broader global economy. An exit by any member countries from the EU or the Economic and Monetary Union of the EU, or even the prospect of such an exit, could lead to increased volatility in European markets and negatively affect investments both in issuers in the exiting country and throughout Europe.

•

Foreign Investment and Emerging Markets Risks. This is the risk that an investment in foreign (non-U.S.) securities may cause the Funds to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to factors such as currency conversion rate fluctuations, currency blockages, political and economic instability, differences in financial reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, and smaller and less-strict regulation of securities markets. These risks are greater in emerging markets.

•

General Market Risk; Recent Market Events. The value of a Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for a Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of a Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in certain markets or adverse investor sentiment.

•

Geopolitical Events Risk. The interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasigovernmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

•

Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

•

Investing Through Stock Connects Risk. This is the risk that the Polen Capital China Growth ETF’s investments in China A Shares and/or China B Shares through the Stock Connects may be subject to trading, clearance, settlement, and other procedures, which could pose

26	Litman Gregory Funds Trust

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

risks to the Polen Capital China Growth ETF and which may restrict the Polen Capital China Growth ETF’s ability to invest in or sell China A and/or China B Shares in a timely manner. Specifically, trading can be affected by market or bank closures, quota limits, and certain pre-delivery and pre-validation requirements, such that the Polen Capital China Growth ETF may not be able to purchase or dispose of its shares in a timely manner. In addition, the Polen Capital China Growth ETF’s purchase of China A and/or China B Shares through the Stock Connects may only be subsequently sold through the Stock Connects and is not otherwise transferable. The Polen Capital China Growth ETF’s shares will be registered in its custodian’s name on the Hong Kong Central Clearing and Settlement System, which may limit the Polen Capital Management, LLC’s ability to effectively manage the Polen Capital China Growth ETF’s holdings, including the potential enforcement of equity owner rights.

•

Investment Selection Risk. The specific investments held in the Fund’s investment portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

•

Large Shareholder Purchase and Redemption Risk. This is the risk that a Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

•

Large-Capitalization Investing Risk. A Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

•	Management Risk. The Funds are actively-managed and may not meet its investment objective based on the portfolio managers’ success or failure to implement investment strategies for a Fund.

•

Market Risk. The value of a Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for a Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of a Fund’s investment may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

•

Mid-Sized Companies Risk. Securities of companies with mid-sized market capitalizations are generally more volatile and less liquid than the securities of large-capitalization companies. Mid-sized companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management. Mid-sized companies may have relatively short operating histories or may be newer public companies. Some of these companies have more aggressive capital structures, including higher debt levels, than large-cap companies, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

•

New Fund Risk. A Fund that is newly formed and has limited operating history for investors to evaluate. Its performance may not represent how the Fund is expected to or may perform in the long term. In addition, new funds may not attract sufficient assets to achieve investment and trading efficiencies.

•

Non-Diversified Fund Risk. Because a Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

•

Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside an Advisor’s or Sub-Advisor’s control, including instances at third parties. A Fund, its Advisor and Sub-Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

•

Public Health Emergency Risk. This is the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID-19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in a Fund could be significant and prolonged.

Notes to Financial Statements	27

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Continued)

•

Regulatory Risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by a Fund or that could adversely impact the Fund’s performance.

•

Sector Concentration Risk. A Fund may concentrate its investments in a narrow segment of the total market. At December 31, 2024, the Polen Capital China Growth ETF has 33.1% of its net assets invested in the Consumer Discretionary sector of the stock market. At December 31, 2024, the Polen Capital Global Growth ETF has 26.7% of its net assets invested in the Software industry of the stock market. Because of this, these Funds are subject to certain additional risks as compared to investing in a more diversified portfolio of investments.

•

Sector Weightings Risk. To the extent that a Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. By focusing its investments in a particular sector, a Fund may face more risks than if it were diversified broadly over numerous sectors.

•

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of the Fund’s shares may fall. The value of a Fund’s shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the Fund is unable to reinvest cash collateral at rates which exceed the costs involved.

•

Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign taxes on income from sources in such countries.

•

Smaller Companies Risk. A Fund may invest a portion of its assets in the securities of small-sized companies. Securities of small-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

•

Technology Investment Risk. A Fund may invest a portion of its assets in the technology sector, which is a very volatile segment of the market. The nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete. In addition, many technology companies are younger, smaller and unseasoned companies which may not have established products, an experienced management team, or earnings history.

•

Variable Interest Entity Risk. The Polen Capital China Growth ETF may invest a substantial portion of its assets in certain operating companies in China through legal structures known as variable interest entities (“VIEs”). In China, ownership of companies in certain sectors by foreign individuals and entities (including U.S. persons and entities such as the Polen Capital China Growth ETF) is prohibited. In order to facilitate foreign investment in these businesses, many Chinese companies have created VIEs. In such an arrangement, a China-based operating company typically establishes an offshore shell company in another jurisdiction, such as the Cayman Islands. That shell company enters into service and other contracts with the China-based operating company, then issues shares on a foreign exchange, such as the New York Stock Exchange. Foreign investors hold stock in the shell company rather than directly in the China-based operating company. This arrangement allows U.S. investors to obtain economic exposure to the China-based company through contractual means rather than through formal equity ownership.

Note 9 – New Accounting Pronouncement

In this reporting period, the Funds adopted FASB Accounting Standards Update No. 2023-07, “Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (“CODM”) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The Funds’ Advisor acts as the Funds’ CODM. The CODM has determined that the Funds have a single operating segment because the CODM monitors the operating results of the Funds as a whole and evaluates performance in accordance with the Funds’ principal investment strategies disclosed in their prospectus. The CODM uses these measures to assess Funds performance and allocate resources effectively. The Funds’ total returns, expense ratios, and changes in net assets which among others are used by the CODM to assess Funds performance and to make resource allocation decisions for the Funds’ single segment are consistent with that presented within the Funds’ financial statements.

Note 10 – Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events that require recognition or disclosure in the financial statements.

28	Litman Gregory Funds Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Litman Gregory Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Litman Gregory Funds Trust comprising the funds listed below (the “Funds”) as of December 31, 2024, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Polen Capital Global Growth ETF	For the year ended December 31, 2024	For the year ended December 31, 2024 and the period from August 29, 2023 (commencement of operations) through December 31, 2023
Polen Capital China Growth ETF and Polen Capital International Growth ETF	For the period from March 14, 2024 (commencement of operations) through December 31, 2024
Polen Capital Emerging Markets Ex-China Growth ETF	For the period from September 11, 2024 (commencement of operations) through December 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by iM Global Partner Fund Management, LLC since 2012.

COHEN & COMPANY, LTD.

Cleveland, Ohio

March 7, 2025

Report of Independent Registered Public Accounting Firm	29

Litman Gregory Funds Trust

TAX INFORMATION – (Unaudited)

For the fiscal year (period) ended December 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Polen Capital China Growth ETF	66.12%
Polen Capital Emerging Markets ex-China Growth ETF	100.00%
Polen Capital Global Growth ETF	0.00%
Polen Capital International Growth ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year (period) ended December 31, 2024 was as follows:

Polen Capital China Growth ETF	0.00%
Polen Capital Emerging Markets ex-China Growth ETF	0.00%
Polen Capital Global Growth ETF	0.00%
Polen Capital International Growth ETF	0.00%

Pursuant to Internal Revenue Section 852(b), the following Funds paid distributions, which have been designated as capital gains distributions for the fiscal year (period) ended December 31, 2024.

Polen Capital China Growth ETF	$—
Polen Capital Emerging Markets ex-China Growth ETF	—
Polen Capital Global Growth ETF	—
Polen Capital International Growth ETF	—

Additional Information Applicable to Foreign Shareholders Only:

The percent of ordinary dividend distributions for the year (period) ended December 31, 2024, which are designated as interest-related dividends under Internal Revenue Code Section 871 (k)(1)(C) is as follows:

Polen Capital China Growth ETF	0.38%
Polen Capital Emerging Markets ex-China Growth ETF	0.81%
Polen Capital Global Growth ETF	5.59%
Polen Capital International Growth ETF	4.91%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows (unaudited):

Polen Capital China Growth ETF	0.00%
Polen Capital Emerging Markets ex-China Growth ETF	0.00%
Polen Capital Global Growth ETF	0.00%
Polen Capital International Growth ETF	0.00%

For the year (period) ended December 31, 2024, the Polen Capital China Growth ETF, the Polen Capital Emerging Markets ex-China Growth ETF, and the Polen Capital International Growth ETF earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from foreign Sourced Income
Polen Capital China Growth ETF	$1,802	$0.0144	5.17%
Polen Capital Emerging Markets ex-China Growth ETF	1,246	0.0050	13.94
Polen Capital International Growth ETF	26,537	0.0092	9.44

30	Litman Gregory Funds Trust

Litman Gregory Funds Trust

OTHER INFORMATION – (Unaudited)

Board Consideration of Investment Sub-Advisory Agreements with Polen Capital Management, LLC for the Polen Capital Emerging Markets ex-China Growth ETF

At a meeting held on September 7, 2023 (the “Meeting”), the Board of Trustees of the Trust (the “Board”), including the trustees of the Trust who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved new investment sub-advisory agreement (the “New Polen Capital Sub-Advisory Agreement”) by and between iM Global Partner Fund Management, LLC (the “Advisor” or iM Global”) and Polen Capital Management, LLC (“Polen Capital”) pursuant to which Polen Capital will serve as the sub-advisor to the Polen Capital Emerging Markets ex-China Growth ETF (together, the “Polen ETF” or the “Fund”) and manage the Fund’s assets.

At the Meeting, the Board, including the Independent Trustees, unanimously approved the hiring of Polen Capital as the sub-advisor to the Polen ETF and the Polen Capital Sub-Advisory Agreement. In determining whether to approve the Polen Capital Sub-Advisory Agreement, the Board and the Independent Trustees considered the materials prepared by the Advisor and received in advance of and at the Meeting and other information, which included, without limitation: (i) confirmation that the standard form of the sub-advisory agreement used by the Fund would be used in substantially that form for the Polen Capital Sub-Advisory Agreement; (ii) information regarding the process the Advisor undertook in recommending Polen Capital for Board approval; (iii) information regarding the nature, extent and quality of the services that Polen Capital is expected to provide to the Fund; (iv) information regarding Polen Capital’s reputation, investment management business, personnel, and operations; (v) information regarding Polen Capital’s brokerage and trading policies and practices; (vi) information regarding the level of sub-advisory fees to be charged by Polen Capital; (vii) information regarding Polen Capital’s compliance program; (viii) information regarding Polen Capital’s historical performance returns managing its various strategies, including its emerging markets strategy as well as performance information of relevant index; and (ix) information regarding Polen Capital’s financial condition. The Board also considered the substance of its discussions with representatives of the Advisor at the Meeting. In particular, the Board and the Independent Trustees focused on the following:

1.  The Nature, Extent and Quality of Services Expected to be Provided

The Board reviewed the services expected to be provided to the Polen ETF by Polen Capital. The Board considered Polen Capital’s investment experience, philosophy and process. It was noted that Polen Capital follows a high-conviction approach to investing consistent with that of the Advisor. The Board noted that Polen Capital’s investment approach seeks to identify companies with a durable earnings profile driven by a sustainable competitive advantage, financial strength, sound Environmental, Social, and Governance (ESG) practices, proven management teams and powerful products/services. The Board further noted that Polen Capital takes a long-term investment approach and seeks to preserve capital and provide stability across market cycles. The Board also considered the extensive due diligence process undertaken by the Advisor and the Advisor’s favorable assessment of the nature and quality of the investment sub-advisory services expected to be provided to the Polen ETF by Polen Capital. The Board further noted its familiarity with Polen Capital as a Sub-Advisor to the International Fund and the Global Growth ETF. The Board also noted Polen Capital’s commitment to diversity considerations.

In light of the foregoing, the Board, including the Independent Trustees, concluded that the services expected to be provided by Polen Capital would be satisfactory and would have the potential to benefit the Polen ETF.

2.  Investment Performance of Polen Capital

The Board considered Polen Capital’s performance record among its various strategies, including its strategies that correspond to those of the Polen ETF, namely the emerging markets growth strategy. The Advisor’s conviction in the Polen Capital strategy was noted, as well as the factors that the Advisor considered in connection with its recommendation to approve Polen Capital as the sub-advisor to the Polen ETF.

Based on such review, the Board, including the Independent Trustees, concluded that Polen Capital’s historical performance, when viewed with other factors considered by the Board, supported a decision to approve the New Polen Sub-Advisory Agreement.

3.  Cost of the Services to be Provided and Profits to be Realized from the Relationship with the Polen ETF

The Board considered the proposed sub-advisory fees payable to Polen Capital under the New Polen Sub-Advisory Agreement, noting that such fees would be paid by the Advisor, and not the Polen ETF, and, thus, would not directly impact the fees to be paid by the Polen ETF. The Board considered that the proposed sub-advisory fees to be paid to Polen Capital by the Advisor under the New Polen Sub-Advisory Agreement had been negotiated at arm’s-length and fairly reflects the services provided by the Advisor and Polen Capital, respectively. Given the arm’s-length nature of the arrangement, the Board concluded that the proposed sub-advisory fees payable to Polen Capital by the Advisor under the New Polen Sub-Advisory Agreement were reasonable and appropriate. The Board noted that a detailed analysis of profitability in general was more appropriate in the context of the Board’s consideration of the advisory agreement with the Advisor. Accordingly, considerations of profitability with respect to approval of the New Polen Sub-Advisory Agreement were not relevant to the Board’s determination to approve the New Polen Sub-Advisory Agreement.

Other Information	31

Litman Gregory Funds Trust

OTHER INFORMATION – (Unaudited) – (Continued)

It was noted that a Trustee has served as a member of Polen Capital’s Advisory Committee since 2018. It was also noted that, while iM Square Holding 1 LLC (“iM Square”), an affiliate of the Advisor’s parent company, has a 20% ownership interest in Polen Capital, the Advisor had identified Polen Capital as a potential sub-advisor several years prior to the acquisition of Litman Gregory Wealth Management, LLC (formerly, Litman Gregory Asset Management, LLC), the former parent of the Advisor, by iM Global. It was further noted that the Advisor is not technically affiliated with Polen Capital under the 1940 Act. The Board and Trust counsel noted the due diligence process employed by the Advisor in connection with its recommendation to hire Polen Capital as the sub-advisor to the Fund. It was noted that the Advisor engaged in a robust due diligence and selection process, consistent with the process it has historically employed in analyzing and recommending sub-advisors to the Board.

The Board reviewed the non-controlling nature and structure of iM Square’s investment in Polen Capital, and noted that iM Square’s minority interest in Polen Capital did not constitute “control” over Polen Capital. The Board discussed the strong partnerships of the Advisor’s parent company with investment advisors, in this case through iM Square’s partial ownership stake in Polen Capital, that could enable the Advisor to bring the best capabilities of iM Global’s partners to the Fund and other funds in the Trust. The Board noted that iM Global’s relationship with these partners may enable the Polen ETF to have greater insight into the partners’ compliance and business platform than is generally possible with third-party sub-advisors, aiding the ongoing monitoring of sub-advisors.

Based on such review, the Board, including the Independent Trustees, concluded that the proposed sub-advisory fee payable to Polen Capital would be reasonable in relation to the services expected to be provided to the Polen ETF.

4.  The Extent to Which Economies of Scale Would be Realized as the Polen ETF Grows and Whether Fee Levels Would Reflect Such Economies of Scale

The Board considered the extent to which economies of scale would be realized as the Polen ETF grows and whether fee levels reflect these economies of scale for the benefit of shareholders. The Board recognized that this consideration is less relevant with respect to the proposed sub-advisory fee because the Advisor will pay Polen Capital out of its advisory fees received from the Polen ETF and noted that the Board considered economies of scale for the Polen ETF in connection with the approval of the Advisor’s advisory agreement with the Polen ETF.

5.  Fall-Out Benefits

The Board considered that there may be financial benefits that Polen Capital derives from its relationship with the Advisor and the Polen ETF, including soft dollar commission benefits generated through Fund portfolio transactions. The Board did not view this consideration as having a material effect on its overall view of the reasonableness of the proposed sub-advisory fee to Polen Capital.

Conclusion

The Independent Trustees did not identify any single factor discussed previously as all-important or controlling. The Board, including a majority of Independent Trustees, concluded that the terms of the New Polen Sub-Advisory Agreement were fair and reasonable, that the fees are reasonable in light of the services expected to be provided to the Funds. Based on its discussion and such other matters as were deemed relevant, the Board, including the Independent Trustees, concluded that the New Polen Sub-Advisory Agreement was in the best interest of the Polen ETF and their shareholders and does not involve a conflict of interest from which the Advisor or a sub-advisor affiliated with the Advisor’s parent company, derives an inappropriate advantage.

Board Consideration of Investment Sub-Advisory Agreement with Polen Capital Management, LLC for the Polen Capital U.S. SMID Company Growth ETF

At a meeting held on September 12, 2024 (the “Meeting”), the Board of Trustees of the Trust (the “Board”), including the trustees of the Trust who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved (i) an amendment to the Amended and Restated Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Polen Capital U.S. SMID Company Growth ETF (the “U.S. SMID ETF ” or the “Fund”), and the iM Global Partner Fund Management, LLC (the “Advisor” or iM Global”), and (ii) a new investment sub-advisory agreement (the “Polen Capital Sub-Advisory Agreement” and, together with the Advisory Agreement, the “New Polen Capital Advisory Agreements”) by and between the Advisor and Polen Capital Management, LLC (“Sub-Advisor” or “Polen Capital”) pursuant to which Polen Capital will serve as the sub-advisor to the Fund and manage the Fund’s assets.

At the Meeting, the Board, including the Independent Trustees, unanimously approved the hiring of Polen Capital as the sub-advisor to the U.S. SMID ETF and the New Polen Capital Advisory Agreements. In determining whether to approve the Polen Capital Sub-Advisory Agreement, the Board and the Independent Trustees considered the materials prepared by the Advisor and received in advance of and at the Meeting and other information, they did not identify any single issue or particular data point that, in isolation, would be a controlling factor in their decision to approve the Polen Capital Sub-Advisory Agreement but rather considered the total mix of information provided. The Board noted that, in addition to the materials received at the Meeting, they had taken into account the extensive materials they received at the

32	Litman Gregory Funds Trust

Litman Gregory Funds Trust

OTHER INFORMATION – (Unaudited) – (Continued)

June 5, 2024 Board meeting, when they had considered and approved the renewal of the Amended and Restated Investment Advisory Agreement (the “Advisory Agreement and sub-advisory agreements with respect to the existing series of the iMGP Funds and Polen ETFs (together, the “Funds”), as well as materials relating to the proposed U.S. SMID ETF that they received at the July 23, 2024 special meeting of the Board. In particular, the Board and the Independent Trustees focused on the following:

1. The Nature, Extent and Quality of Services Expected to be Provided

The Board noted that the nature and extent of services to be provided by the Advisor to the U.S. SMID ETF are substantially similar to the services provided by the Advisor to the existing Funds, with the additional services provided by the Advisor to the Funds that are operated as exchange-traded funds. The Board also noted the high level of Sub-Advisor due diligence the Advisor undertakes for both for the existing and new Funds and the high quality of non-advisory management services the Advisor provides for the existing Funds.

The Board reviewed the services expected to be provided to the U.S. SMID ETF by Polen Capital. The Board considered Polen Capital’s investment experience, philosophy and process. It was noted that Polen Capital follows a high-conviction approach to investing, consistent with that of the Advisor. The Board noted that Polen Capital seeks companies that demonstrate quality and growth characteristics and are uniquely positioned, have repeatable sales processes, robust business models, effective management and value-creating reinvestment. The Board also considered the extensive due diligence process undertaken by the Advisor and the Advisor’s favorable assessment of the nature and quality of the investment sub-advisory services expected to be provided to the U.S. SMID ETF by Polen Capital. The Board further noted its familiarity with Polen Capital as a Sub-Advisor to the Global Select Fund, the International Fund, the Small Company Fund, the Polen Capital China Growth ETF, the Polen Capital Global Growth ETF, the Polen Capital International Growth ETF and the Polen Capital Emerging Markets ex-China Growth ETF. The Board also noted Polen Capital’s commitment to diversity considerations.

In light of the foregoing, the Board, including the Independent Trustees, concluded that the services expected to be provided by Polen Capital would be satisfactory and would have the potential to benefit the U.S. SMID ETF.

2.  Investment Performance of Polen Capital

The Board considered the investment results the Advisor has achieved for the existing Funds, as well as the performance of those existing Funds that are managed by Polen Capital. The Board also considered the Advisor’s conviction in that strategy, as well as the factors that the Advisor considered in connection with its recommendation to approve Polen Capital as the Sub-Advisor to the U.S. SMID ETF.

Based on such review, the Board, including the Independent Trustees, concluded that the U.S. SMID ETF has the potential to achieve acceptable performance.

3.  Cost of the Services to be Provided and Profits to be Realized from the Relationship with the Polen ETFs

The Board reviewed the proposed management fee rate for the U.S. SMID ETF, including the unitary fee structure, noting that the projected total operating expenses of the U.S. SMID ETF were below the average of the applicable Morningstar Category and Morningstar Universe. The Board further noted that the Advisor was responsible for substantially all other costs associated with managing and operating the Fund, except as set forth in the Advisory Agreement. The Board also considered the costs of services to be provided and profits to be realized by the Advisor and its affiliates from their relationship with the U.S. SMID ETF, noting the difficulty in evaluating an investment adviser’s projected profitability with respect to a fund that is not yet operational. The Board took into account its review of the Advisor’s profitability with respect to the existing Funds during the annual review of the existing Funds’ advisory agreements.

The Board considered the proposed sub-advisory fees payable to Polen Capital under the Polen Capital Sub-Advisory Agreement, noting that such fees would be paid by the Advisor, and not the U.S. SMID ETF, and, thus, would not directly impact the fees to be paid by the U.S. SMID ETF. The Board noted that the proposed sub-advisory fees to be paid to Polen Capital by the Advisor under the Polen Capital Sub-Advisory Agreement had been negotiated at arm’s length and fairly reflect the services provided by the Advisor and Polen Capital, respectively. Given the arm’s-length nature of the arrangement, the Board concluded that the proposed sub-advisory fees payable to Polen Capital by the Advisor under the Polen Capital Sub-Advisory Agreement are reasonable and appropriate. The Board noted that a detailed analysis of profitability in general was more appropriate in the context of the Board’s consideration of the Advisory Agreement with the Advisor. Accordingly, considerations of profitability with respect to approval of the Polen Capital Sub-Advisory Agreement were not relevant to the Board’s determination to approve the Polen Capital Sub-Advisory Agreement.

It was noted that the Advisor had identified Polen Capital as a potential sub-advisor several years prior to the acquisition of Litman Gregory Wealth Management, LLC (formerly, Litman Gregory Asset Management, LLC), the former parent of the Advisor, by iM Global Partner (“iM Global”). It was also noted that the Advisor’s current practice in analyzing and recommending sub-advisors to the Board was to engage in a robust due diligence and selection process consistent with the process it had historically employed prior to the acquisition. The Board and Trust counsel then reviewed specifically the due diligence process employed by the Advisor in connection with its recommendation to appoint Polen Capital as the sub-advisor to the U.S. SMID ETF.

Other Information	33

Litman Gregory Funds Trust

OTHER INFORMATION – (Unaudited) – (Continued)

As part of its assessment, the Board noted the fact that an Independent Trustee has served since 2018 as a member of Polen Capital’s Advisory Committee, but did not deem that service to be a conflict due to the oversight nature of the service and its de minimis compensation. The Board considered the nature of the partnerships of the Advisor’s parent company, through subsidiaries such as iM Square, with other investment advisors, in this case through iM Square’s partial ownership stake in Polen Capital. The Board reviewed the non-controlling nature and structure of iM Square’s investment in Polen Capital, and noted that iM Square’s minority interest in Polen Capital did not constitute “control” over Polen Capital, nor is the Advisor technically affiliated with Polen Capital under the Investment Company Act of 1940, as amended.

Based on such review, the Board, including a majority of the Independent Trustees, concluded that the proposed management fee payable to the Advisor and the proposed sub-advisory fee payable to Polen Capital would be reasonable in relation to the services expected to be provided to the U.S. SMID ETF.

4.  The Extent to Which Economies of Scale Would be Realized as the Polen ETFs Grow and Whether Fee Levels Would Reflect Such Economies of Scale

The Board considered the extent to which economies of scale would be realized as the U.S. SMID ETF grows and whether fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that the U.S. SMID ETF and its shareholders will benefit from the Advisor’s continued efforts to invest in its advisory organization to ensure strong research, analytic, compliance and marketing capabilities, noting that these endeavors are a means by which the Advisor is sharing economies of scale with the U.S. SMID ETF through reinvestment in products and services that are designed to benefit the Fund and its shareholders. The Board recognized that the consideration of economies of scale is less relevant with respect to the proposed sub-advisory fee because the Advisor will pay Polen Capital out of its advisory fees received from the U.S. SMID ETF. Based on these considerations, the Board was satisfied about the extent to which economies of scale will be shared with the U.S. SMID ETF and its shareholders.

5.  Fall-Out Benefits

The Board considered that there may be financial benefits that the Advisor, Polen Capital and their affiliates derive from their relationship with the U.S. SMID ETF, including, with respect to Polen Capital, soft dollar commission benefits generated through portfolio transactions. The Board did not view this consideration as having a material effect on its overall view of the reasonableness of the proposed advisory and sub-advisory fees for the U.S. SMID ETF. The Board concluded that any potential benefits to be derived by the Advisor and Polen Capital were consistent with the services proposed to be provided by the Advisor and Polen Capital to the U.S. SMID ETF.

Conclusion

The Independent Trustees did not identify any single factor discussed previously as all-important or controlling. The Board, including a majority of the Independent Trustees, concluded that the terms of the New Polen Capital Advisory Agreements were fair and reasonable, and that the fees are reasonable in light of the services expected to be provided to the Fund. Based on its discussion and such other matters as were deemed relevant, the Board, including the Independent Trustees, concluded that each of the Advisory Agreement and the Polen Capital Sub-Advisory Agreement was in the best interest of the U.S. SMID ETF and its shareholders and does not involve a conflict of interest from which the Advisor or a sub-advisor affiliated with the Advisor’s parent company derives an inappropriate advantage.

34	Litman Gregory Funds Trust

Investment Adviser

iM Global Partner Fund Management, LLC

2301 Rosecrans Avenue, Suite 2150

El Segundo, CA 90245

Investment Sub-Advisor

Polen Capital Management, LLC

1825 NW Corporate Blvd. Suite 300

Boca Raton, FL 33431

Administrator

State Street Bank and Trust

1 Congress Building

One Congress Street, Suite 1,

Boston, MA 02114-2016

Transfer Agent

State Street Bank and Trust

1 Congress Building

One Congress Street, Suite 1,

Boston, MA 02114-2016

Principal Underwriter

ALPS Distributors, Inc.,

1290 Broadway, Suite 1100,

Denver, Colorado 80203

Custodian

State Street Bank and Trust

1 Congress Building

One Congress Street, Suite 1,

Boston, MA 02114-2016

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800,

Cleveland, Ohio 44115

Legal Counsel

Paul Hastings LLP,

101 California Street, 48th Floor,

San Francisco, California 94111

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since the registrant last provided disclosure in response to this Item 15.

Item 16. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits

(a)(1) Not applicable because the Code of Ethics is provided free of charge, upon request, as described in Item 2 of this Form N-CSR.

(a)(2) Not applicable.

(a)(3) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable to open-end investment companies.

(a)(5) Change in Registrant’s independent public accountant – Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the 1934 Act, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LITMAN GREGORY FUNDS TRUST

By:	/s/ Jeffrey K. Seeley
Jeffrey K. Seeley
Trustee and President

Date:	March 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey K. Seeley
Jeffrey K. Seeley
Trustee and President

Date:	March 10, 2025

By:	/s/ John M. Coughlan
John M. Coughlan
Treasurer

Date:	March 10, 2025